UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21977

PowerShares Exchange-Traded Fund Trust II
(Exact name of registrant as specified in charter)

301 W. Roosevelt Road, Wheaton IL		60187
(Address of principal executive offices)		(Zip code)

Andrew Schlossberg 301 W. Roosevelt Road Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-983-0903

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The schedules of investments for the three-month period ended January 31, 2012 is set forth below.

Schedule of Investments

PowerShares DWA Developed Markets Technical Leaders Portfolio (PIZ)

January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Australia - 14.9%
27,656	AGL Energy Ltd.	$428,821
36,274	Caltex Australia Ltd.	490,744
220,745	Challenger Ltd.	1,036,918
48,336	Coca-Cola Amatil Ltd.	593,313
11,552	Cochlear Ltd.	729,247
8,782	Commonwealth Bank of Australia	472,813
167,870	Fortescue Metals Group Ltd.	900,939
1,040,787	Goodman Group REIT	707,902
316,687	Mirvac Group REIT	415,651
74,252	Oil Search Ltd.	520,815
18,913	Orica Ltd.	497,470
49,049	Origin Energy Ltd.	717,265
14,952	Wesfarmers Ltd.	481,474
20,433	Woolworths Ltd.	538,319
		8,531,691
	Bermuda - 1.5%
22,439	Seadrill Ltd.	835,032

	Canada - 15.9%
9,164	ATCO Ltd., Class I	545,445
25,957	Brookfield Office Properties, Inc.	448,039
8,039	Canadian National Railway Co.	606,262
6,526	Canadian Pacific Railway Ltd.	465,348
37,565	CGI Group, Inc., Class A(a)	758,529
2,334	Fairfax Financial Holdings Ltd.	947,238
13,536	Fortis, Inc.	450,683
13,541	Inmet Mining Corp.	904,669
11,981	Metro, Inc., Class A	653,976
7,259	National Bank of Canada	544,470
13,442	Onex Corp.	465,112
10,731	Saputo, Inc.	437,009
19,851	Shaw Communications, Inc., Class B	393,912
12,733	SNC-Lavalin Group, Inc.	655,536
6,865	TELUS Corp.	386,907
9,412	Tim Hortons, Inc.	458,563
		9,121,698
	China - 0.7%
302,000	PICC Property & Casualty Co. Ltd., H-Shares	398,019

	Finland - 1.8%
13,987	Metso Corp.	609,712
16,507	Sampo Oyj, Class A	435,195
		1,044,907
	France - 6.6%
3,403	Christian Dior SA	481,998
5,123	Dassault Systemes SA	425,043
7,022	Iliad SA	849,171
2,797	LVMH Moet Hennessy Louis Vuitton SA	452,551
3,374	PPR	531,333
6,405	Sodexo	475,734
6,236	Technip SA	585,467
		3,801,297
	Germany - 7.2%
8,708	Continental AG(a)	696,150
7,289	Fresenius Medical Care AG & Co. KGaA	520,498
7,732	Hannover Rueckversicherung AG	411,796
10,661	Lanxess AG	694,928
2,868	Linde AG	455,403
8,746	SGL Carbon SE(a)	441,929
15,299	Suedzucker AG	452,413
14,782	Symrise AG	421,354
		4,094,471
	Hong Kong - 3.6%
160,500	BOC Hong Kong (Holdings) Ltd.	424,302
263,000	CNOOC Ltd.	540,618
59,000	Power Assets Holdings Ltd.	425,695
238,000	Tingyi (Cayman Islands) Holding Corp.	695,170
		2,085,785
	Ireland - 0.9%
54,764	Kingspan Group PLC	512,933

	Italy - 0.9%
11,174	Saipem SpA	523,366

	Japan - 7.7%
195,000	Aozora Bank Ltd.	542,164
20,200	Credit Saison Co. Ltd.	410,888
5,000	Daito Trust Construction Co. Ltd.	470,820
3,197	FANUC Corp.	537,096
67,000	Hino Motors Ltd.	429,679
76,000	Hitachi Ltd.	424,603
123,000	Isuzu Motors Ltd.	622,662
18,100	Komatsu Ltd.	510,123
2,600	SMC Corp.	451,121
		4,399,156
	Luxembourg - 0.7%
17,741	SES SA FDR	419,191

	Netherlands - 0.8%
13,573	European Aeronautic Defence & Space Co. NV	456,275

	Norway - 0.9%
31,042	Telenor ASA	506,848

	Portugal - 1.0%
35,132	Jeronimo Martins SGPS SA(a)	587,056

	Singapore - 5.0%
99,000	Fraser & Neave Ltd.	535,263
28,000	Jardine Cycle & Carriage Ltd.	1,145,328
58,000	Keppel Corp. Ltd.	501,095
173,000	SembCorp Marine Ltd.	684,644
		2,866,330
	Spain - 1.9%
7,273	Industria de Diseno Textil SA (Inditex)	635,032

9,212	Red Electrica Corporacion SA	$424,054
		1,059,086
	Switzerland - 7.6%
900	Barry Callebaut AG(a)	847,542
10,079	Compagnie Financiere Richemont SA	571,026
3,058	Geberit AG(a)	632,151
7,809	Nestle SA	447,939
5,333	Schindler Holding AG	621,681
315	SGS SA	565,877
2,175	Syngenta AG(a)	658,460
		4,344,676
	United Kingdom - 19.6%
155,637	ARM Holdings PLC	1,496,951
11,310	British American Tobacco PLC	520,619
61,268	Compass Group PLC	569,469
36,660	Experian PLC	497,233
48,226	John Wood Group PLC	500,758
122,904	Kingfisher PLC	495,927
334,031	Legal & General Group PLC	608,294
79,720	Meggitt PLC	456,662
13,611	Next PLC	562,531
257,785	Old Mutual PLC	593,925
21,025	Pearson PLC	389,184
37,434	Pennon Group PLC	410,851
47,947	Petrofac Ltd.	1,100,894
36,232	Rolls-Royce Holdings PLC(a)	420,529
14,245	SABMiller PLC	541,303
16,123	Shire PLC	535,828
40,060	Tate & Lyle PLC	418,495
34,769	Weir Group PLC (The)	1,072,655
		11,192,108
	United States - 0.7%
21,229	News Corp., Class B	414,899

	Total Investments (Cost $55,383,057)(b)-99.9%	57,194,824
	Other assets less liabilities-0.1%	35,188
	Net Assets-100.0%	$57,230,012

Investment Abbreviations:
FDR	- Fiduciary Depositary Receipts
REIT	- Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $55,685,079. The net unrealized appreciation was $1,509,745, which consisted of aggregate gross unrealized appreciation of $2,922,833 and aggregate gross unrealized depreciation of $1,413,088.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares DWA Emerging Markets Technical Leaders Portfolio (PIE)

January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Brazil - 3.2%
18,777	Cia de Saneamento Basico do Estado de Sao Paulo ADR(a)	$1,237,217
72,602	Cia Paranaense de Energia ADR	1,661,860
46,537	CPFL Energia SA ADR	1,379,822
39,102	Tam SA ADR	846,949
		5,125,848
	Chile - 0.5%
33,820	Lan Airlines SA ADR	848,882

	China - 6.6%
1,062,000	Angang Steel Co. Ltd., H-Shares	764,196
9,812	Baidu, Inc. ADR(a)	1,251,226
965,000	China Communications Construction Co. Ltd., H-Shares	897,240
596,000	China Oilfield Services Ltd., H-Shares	973,030
268,872	China Shenhua Energy Co. Ltd., H-Shares	1,182,350
236,400	Dongfang Electric Corp. Ltd., H-Shares	698,119
210,766	LDK Solar Co. Ltd. ADR(a)	1,024,323
43,276	NetEase.com, Inc. ADR(a)	2,069,891
5,185	PetroChina Co. Ltd. ADR	754,418
300,640	Suntech Power Holdings Co. Ltd. ADR(a)	977,080
		10,591,873
	Hong Kong - 1.9%
55,788	China Unicom (Hong Kong) Ltd. ADR	1,030,405
224,056	Hengan International Group Co. Ltd.	2,003,776
		3,034,181
	India - 0.4%
23,067	HDFC Bank Ltd. ADR	715,769

	Indonesia - 14.4%
582,584	PT Astra Agro Lestari Tbk	1,334,953
380,205	PT Astra International Tbk	3,336,838
1,344,842	PT Bank Central Asia Tbk	1,196,745
3,559,416	PT Bank Negara Indonesia (Persero) Tbk	1,435,248
5,301,500	PT Citra Marga Nusaphala Persada Tbk	967,126
49,125,000	PT Energi Mega Persada Tbk(a)	1,076,488
1,654,500	PT Fajar Surya Wisesa Tbk	736,151
8,529,176	PT Holcim Indonesia Tbk	2,110,947
914,636	PT Indocement Tunggal Prakarsa Tbk	1,724,480
1,836,104	PT Indofood Sukses Makmur Tbk	980,345
1,466,448	PT Semen Gresik (Persero) Tbk	1,843,255
716,500	PT Sinar Mas Agro Resources & Technology Tbk	438,348
641,164	PT Tambang Batubara Bukit Asam Tbk	1,437,092
473,000	PT Unilever Indonesia Tbk	1,031,235
1,084,988	PT United Tractors Tbk	3,421,514
		23,070,765
	Malaysia - 19.5%
1,553,300	AirAsia Bhd	1,812,694
813,100	Alliance Financial Group Bhd	1,055,801
748,300	AMMB Holdings Bhd	1,439,038
662,140	Boustead Holdings Bhd	1,192,810
2,374,100	Dialog Group Bhd	1,912,079
2,017,800	DRB-Hicom Bhd	1,877,178
750,100	Gamuda Bhd	912,350
383,800	Genting Bhd	1,402,977
487,100	IJM Corp. Bhd	919,117
556,200	IOI Corp. Bhd	987,337
2,130,100	Kencana Petroleum Bhd	2,184,718
206,100	Kuala Lumpur Kepong Bhd	1,741,213
2,663,000	Malaysian Resources Corp. Bhd	1,899,642
1,220,000	MMC Corp. Bhd	1,122,945
1,330,500	Multi-Purpose Holdings Bhd	1,250,897
1,556,300	OSK Holdings Bhd	910,656
726,779	Parkson Holdings Bhd	1,349,869
229,700	Petronas Dagangan Bhd	1,359,172
10,699	Pharmaniaga Bhd	18,904
161,100	PPB Group Bhd	897,118
2,015,200	SapuraCrest Petroleum Bhd	3,219,550
247,500	Sime Darby Bhd	743,639
670,700	Telekom Malaysia Bhd	1,058,304
		31,268,008
	Mexico - 15.4%
301,200	Alfa SAB de CV, Class A	3,963,643
1,449,100	Alsea SAB de CV	1,638,440
174,096	Coca-Cola Femsa SAB de CV, Series L	1,713,610
2,153,352	Controladora Comercial Mexicana SAB de CV(a)	4,301,321
231,408	Fomento Economico Mexicano SAB de CV	1,635,541
1,226,140	Gruma SAB de CV, Class B(a)	2,734,972
151,500	Grupo Aeroportuario del Sureste SAB de CV, Class B	1,002,135
19,403	Grupo Elektra SAB de CV	1,701,330
324,500	Grupo Mexico SAB de CV, Series B	1,035,555
177,976	Grupo Modelo SAB de CV, Series C	1,105,809
60,813	Industrias Penoles SAB de CV	2,914,066
293,900	Mexichem SAB de CV	1,017,248
		24,763,670
	Philippines - 0.8%
551,016	Jollibee Foods Corp.	1,256,602

	South Africa - 8.5%
179,144	Aspen Pharmacare Holdings Ltd.(a)	2,290,307
66,981	Exxaro Resources Ltd.	1,657,445
68,016	Harmony Gold Mining Co. Ltd.	829,450
31,742	Kumba Iron Ore Ltd.	2,182,500
41,668	MTN Group Ltd.	711,639
43,871	Naspers Ltd., Class N	2,203,802
81,215	Omnia Holdings Ltd.	902,730
76,186	Palabora Mining Co. Ltd.	1,545,670
74,995	Shoprite Holdings Ltd.	1,250,245
		13,573,788
	South Korea - 16.3%
17,106	CJ O Shopping Co. Ltd.	4,224,155
43,403	Dongbu Insurance Co. Ltd.	1,854,581
4,779	Hyundai Heavy Industries Co. Ltd.	1,325,196
12,464	Hyundai Motor Co.	2,452,080
3,053	KCC Corp.	823,482
83,772	Kia Motors Corp.	5,033,703

14,419	KT&G Corp.	$1,008,887
3,681	LG Household & Health Care Ltd.	1,566,313
16,505	Samsung Engineering Co. Ltd.	3,151,576
44,957	SFA Engineering Corp.(a)	2,209,130
44,747	TK Corp.(a)	987,872
227,839	Unison Co. Ltd.(a)	1,419,747
		26,056,722
	Thailand - 11.9%
6,859,960	Asian Property Development PCL	1,164,585
836,919	Bangkok Dusit Medical Services PCL(a)	2,077,075
42,303	Banpu PCL	807,074
939,116	BEC World PCL	1,313,396
503,568	Big C Supercenter PCL	1,905,172
1,121,708	Central Pattana PCL	1,423,671
4,778,240	Charoen Pokphand Foods PCL	5,407,871
300,344	Kasikornbank PCL	1,252,850
4,094,724	Land and Houses PCL	847,412
158,388	PTT Exploration & Production PCL	906,538
294,083	Siam Commercial Bank PCL	1,150,656
1,201,600	Thoresen Thai Agencies PCL	823,732
		19,080,032
	Turkey - 0.5%
172,627	Aygaz AS	876,947

	Total Common Stocks and Other Equity Interests (Cost $140,134,811)	160,263,087

	Money Market Fund - 0.1%
110,013	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $110,013)	110,013

	Total Investments (Cost $140,244,824)(b)-100.0%	160,373,100
	Liabilities in excess of other assets-(0.0)%	(61,725)
	Net Assets-100.0%	$160,311,375

Investment Abbreviations:

ADR	- American Depositary Receipts

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $143,144,561. The net unrealized appreciation was $17,228,539, which consisted of aggregate gross unrealized appreciation of $22,705,718 and aggregate gross unrealized depreciation of $5,477,179.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Developed International Opportunities Portfolio (PFA)*

January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Australia - 1.2%
8,344	Bendigo & Adelaide Bank Ltd.	$73,512
2,863	Macquarie Group Ltd.	77,588
2,916	National Australia Bank Ltd.	73,911
		225,011
	Austria - 2.8%
4,058	Erste Group Bank AG	89,191
5,094	EVN AG	68,550
861	Lenzing AG	78,896
2,354	Oesterreichische Post AG	76,884
2,266	OMV AG	74,350
2,389	Strabag SE	70,177
1,792	Vienna Insurance Group AG Wiener Versicherung Gruppe	77,412
		535,460
	Belgium - 0.9%
44,950	Ageas NV	93,500
2,266	Belgacom SA	70,791
		164,291
	Bermuda - 0.7%
11,343	Catlin Group Ltd.	72,566
6,089	Lancashire Holdings Ltd.	66,156
		138,722
	Canada - 2.8%
1,146	ATCO Ltd., Class I	68,210
1,300	Bank of Montreal	75,562
3,583	Genworth MI Canada, Inc.	81,246
3,619	Great-West Lifeco, Inc.	79,825
2,775	Industrial Alliance Insurance & Financial Services, Inc.	73,301
1,089	Inmet Mining Corp.	72,756
13,367	Sherritt International Corp.	84,372
38,830	Sino-Forest Corp.(a)	—
		535,272
	China - 2.8%
98,800	Bank of Communications Co. Ltd., H-Shares	79,249
64,000	China Petroleum & Chemical Corp. (Sinopec), H-Shares	77,746
38,000	Dongfeng Motor Group Co. Ltd., H-Shares	71,055
112,000	Industrial & Commercial Bank of China Ltd., H-Shares	78,427
56,000	PetroChina Co. Ltd., H-Shares	81,893
106,500	Soho China Ltd.	69,906
32,000	Yanzhou Coal Mining Co. Ltd., H-Shares	76,755
		535,031
	Denmark - 1.7%
3,617	H. Lundbeck A/S	71,332
7,676	Pandora A/S	100,695
4,409	Sydbank A/S	75,189
6,728	Vestas Wind Systems A/S(a)	75,938
		323,154
	Finland - 1.2%
14,351	Nokia Oyj	71,726
6,991	Pohjola Bank PLC, Class A	74,631
4,936	Tieto Oyj	74,565
		220,922
	France - 8.0%
5,252	AXA SA	79,786
1,774	BNP Paribas SA	75,171
2,231	Bouygues SA	69,376
20,727	Bull(a)	83,840
1,194	Cie Generale des Etablissements Michelin, Class B	81,745
5,551	CNP Assurances	74,882
12,208	Credit Agricole SA	75,286
3,759	Faurecia	93,887
4,328	France Telecom SA	64,956
3,127	Nexity	90,505
3,408	Plastic Omnium SA	89,359
2,002	Renault SA	85,344
966	Sanofi	71,409
3,039	SCOR SE	76,521
3,127	Societe Generale	83,362
1,388	Total SA	73,414
11,137	UbiSoft Entertainment SA(a)	87,182
1,739	Valeo SA	81,690
3,267	Vivendi SA	68,426
		1,506,141
	Germany - 6.7%
703	Allianz SE	77,357
1,317	Aurubis AG	74,185
992	Bayerische Motoren Werke AG (BMW)	84,914
40,190	Commerzbank AG(a)	96,225
4,620	Deutsche Post AG	76,807
861	Draegerwerk AG & Co. KGaA (Preference)	76,586
1,581	Duerr AG	80,705
3,232	E.ON AG	69,153
5,410	Freenet AG	72,696
1,405	Hannover Rueckversicherung AG	74,829
9,257	Infineon Technologies AG	84,534
2,090	Leoni AG	93,951
580	Muenchener Rueckversicherungs-Gesellschaft AG	75,621
1,265	Porsche Automobil Holding SE (Preference)	77,614
1,898	RWE AG	72,649
509	Volkswagen AG	82,289
		1,270,115
	Greece - 0.4%
20,569	Hellenic Telecommunications Organization SA	76,200

	Hong Kong - 1.5%
66,000	First Pacific Co. Ltd.	75,409
2,207	Jardine Strategic Holdings Ltd.	68,770
100,000	Lenovo Group Ltd.	80,082
209,000	PCCW Ltd.	66,033
		290,294
	Ireland - 0.5%
842,107	Irish Bank Resolution Corp. Ltd.(a)	—

4,356	Seagate Technology PLC	$92,086
		92,086
	Israel - 0.4%
8,677	Mizrahi Tefahot Bank Ltd.	75,989

	Italy - 4.4%
4,708	Assicurazioni Generali SpA	73,525
7,081	Autostrada Torino-Milano SpA	65,812
208,855	Banca Monte dei Paschi di Siena SpA	79,314
51,362	Banco Popolare Societa Cooperativa Scarl	77,522
17,601	Enel SpA	72,025
3,425	Eni SpA	75,771
14,738	Fiat SpA	88,477
41,139	Intesa Sanpaolo SpA	78,625
11,330	Mediobanca SpA	66,653
17,829	Mediolanum SpA	76,599
66,328	Telecom Italia SpA	67,508
		821,831
	Japan - 36.9%
4,020	ACOM Co. Ltd.(a)	72,386
7,600	ADEKA Corp.	75,551
5,100	Aeon Co. Ltd.	67,220
15,000	Aichi Steel Corp.	81,836
2,500	Aisin Seiki Co. Ltd.	78,951
4,000	Aoyama Trading Co. Ltd.	71,921
26,000	Aozora Bank Ltd.	72,289
11,996	Asahi Kasei Corp.	75,830
3,196	Bridgestone Corp.	72,848
13,000	Calsonic Kansei Corp.	81,325
15,000	Central Glass Co. Ltd.	72,590
8	Central Japan Railway Co.	68,721
11,000	Chiba Bank Ltd. (The)	68,092
4,400	Circle K Sunkus Co. Ltd.	75,767
12,000	Daicel Corp.	75,226
11,000	Daido Steel Co. Ltd.	71,987
4,000	Daihatsu Motor Co. Ltd.	77,115
3,800	Daiichikosho Co. Ltd.	72,960
6,300	Dainippon Sumitomo Pharma Co. Ltd.	72,626
800	Daito Trust Construction Co. Ltd.	75,331
9,200	DCM Holdings Co. Ltd.	72,393
2,600	Denso Corp.	77,233
26,000	Fuji Electric Co. Ltd.	68,538
46	Fuji Media Holdings, Inc.	71,066
17,000	Fukuoka Financial Group, Inc.	72,459
4,100	Heiwa Corp.	73,719
13,000	Higo Bank Ltd. (The)	75,698
12,000	Hino Motors Ltd.	76,957
3,300	Hitachi High-Technologies Corp.	72,232
14,002	Hitachi Ltd.	78,228
10,500	Hokuetsu Kishu Paper Co. Ltd.	72,157
2,400	HORIBA Ltd.	76,580
700	Idemitsu Kosan Co. Ltd.	75,738
30,004	IHI Corp.	78,699
16,002	Isuzu Motors Ltd.	81,007
4,400	Izumi Co. Ltd.	77,729
7,300	JTEKT Corp.	78,122
5,000	Kaken Pharmaceutical Co. Ltd.	65,770
11	KDDI Corp.	69,679
46,000	Kiyo Holdings, Inc.	71,790
5,000	Koito Manufacturing Co. Ltd.	80,590
1,800	K’s Holdings Corp.	62,911
5,102	Kuraray Co. Ltd.	74,071
3,700	Megmilk Snow Brand Co. Ltd.	72,884
12,502	Mitsubishi Chemical Holdings Corp.	70,175
7,263	Mitsubishi Electric Corp.	65,153
2,198	Musashino Bank Ltd. (The)	73,882
17,000	Nachi-Fujikoshi Corp.	84,498
8,100	NHK Spring Co. Ltd.	77,654
8,000	Nippo Corp.	89,285
6,796	Nippon Kayaku Co. Ltd.	65,242
1,400	Nippon Telegraph & Telephone Corp.	69,954
25,000	Nishi-Nippon City Bank Ltd. (The)	73,115
7,900	Nissan Motor Co. Ltd.	74,493
7,254	Nissan Shatai Co. Ltd.	75,346
8,000	Nisshinbo Holdings, Inc.	80,262
1,900	Nitto Denko Corp.	67,378
4,200	NOK Corp.	78,437
3,200	Nomura Research Institute Ltd.	72,813
39	NTT DoCoMo, Inc.	69,254
860	ORIX Corp.	80,417
2,500	Otsuka Holdings Co. Ltd.	70,754
15,500	Pioneer Corp.(a)	73,993
10,000	Rengo Co. Ltd.	70,951
16,198	Resona Holdings, Inc.	72,015
1,400	Sankyo Co. Ltd.	68,393
3,202	Sega Sammy Holdings, Inc.	69,289
9,000	Seino Holdings Co. Ltd.	68,695
9,000	Sekisui Chemical Co. Ltd.	78,846
36,800	Seven Bank Ltd.	77,220
3,200	Shimachu Co. Ltd.	76,087
7,000	Shizuoka Bank Ltd. (The)	71,790
137	SKY Perfect JSAT Holdings, Inc.	70,791
5,500	Skymark Airlines, Inc.	54,820
2,396	SoftBank Corp.	66,711
5,300	Sumitomo Corp.	76,111
2,496	Sumitomo Mitsui Financial Group, Inc.	79,381
5,798	Sumitomo Rubber Industries Ltd.	68,892
3,400	Suzuki Motor Corp.	77,498
4,800	Tokai Rika Co. Ltd.	80,262
6,400	Tokai Rubber Industries Ltd.	73,694
7,000	Toshiba Plant Systems & Services Corp.	78,859
21,000	Toshiba TEC Corp.	80,420
26,004	Tosoh Corp.	73,323
4,500	Toyoda Gosei Co. Ltd.	73,062
4,100	Toyota Tsusho Corp.	77,698
14,002	Tsubakimoto Chain Co.	81,533
1,300	Tsuruha Holdings, Inc.	69,646
2,498	Unipres Corp.	77,905
3,100	Xebio Co. Ltd.	76,311
1,038	Yamada Denki Co. Ltd.	66,160
7,258	Yamaguchi Financial Group, Inc.	69,486
13,004	Yokohama Rubber Co. Ltd. (The)	77,939
8,157	Zeon Corp.	71,568
		6,944,283
	Jersey Island - 0.4%
33,533	Beazley PLC	74,189

	Netherlands - 1.6%
6,763	BinckBank NV	73,038
2,284	European Aeronautic Defence & Space Co. NV	76,780
5,902	Koninklijke (Royal) KPN NV	64,744
2,125	LyondellBasell Industries NV, Class A	91,587
		306,149

	Norway - 1.6%
2,108	Fred. Olsen Energy ASA	$79,562
9,995	Prosafe SE	77,631
2,758	Statoil ASA	69,255
4,339	Telenor ASA	70,846
		297,294
	Portugal - 0.8%
23,204	EDP-Energias de Portugal SA	67,767
28,105	Redes Energeticas Nacionais SA	75,973
		143,740
	Singapore - 0.9%
11,857	Flextronics International Ltd.(a)	81,457
22,000	UOL Group Ltd.	80,583
		162,040
	Spain - 4.1%
2,336	ACS Actividades de Construccion y Servicios SA(a)	72,106
14,492	Banco Espanol de Credito SA	73,986
15,054	Banco Popular Espanol SA	64,834
9,240	Banco Santander SA	71,969
13,648	CaixaBank	68,641
10,452	Duro Felguera SA	70,874
3,390	Endesa SA	66,565
4,058	Gas Natural SDG SA	66,401
21,606	Mapfre SA	71,840
2,758	Obrascon Huarte Lain SA	74,175
2,301	Repsol YPF SA	63,255
		764,646
	Sweden - 1.2%
8,747	Nordea Bank AB	73,155
3,671	Saab AB, Class B	78,494
2,617	Svenska Handelsbanken AB, Class A	78,402
		230,051
	Switzerland - 2.0%
1,124	Allied World Assurance Co. Holdings AG	69,160
137	Forbo Holding AG(a)	82,310
228	Helvetia Holding AG	76,611
7,729	Kudelski SA	66,818
193	Swisscom AG(a)	76,247
		371,146
	United Kingdom - 14.1%
1,528	AstraZeneca PLC	73,652
14,916	Aviva PLC	82,243
16,143	BAE Systems PLC	78,410
25,101	Barclays PLC	84,193
10,381	Berendsen PLC	75,471
23,345	BT Group PLC	74,969
113,884	Cable & Wireless Communications PLC	77,098
76,801	Debenhams PLC	82,171
8,273	Drax Group PLC	69,389
11,646	easyJet PLC(a)	82,039
16,635	Ferrexpo PLC	89,384
9,696	Galliford Try PLC	72,908
24,434	GKN PLC	80,818
3,250	Go-Ahead Group PLC	65,083
24,311	Highland Gold Mining Ltd.	67,617
12,050	Hiscox Ltd.	72,449
10,996	Inmarsat PLC	69,478
14,298	Interserve PLC	65,545
13,385	Investec PLC	79,356
69,700	ITV PLC	82,383
64,641	KCOM Group PLC	72,527
3,373	Kier Group PLC	71,325
43,826	Legal & General Group PLC	79,810
5,709	London Stock Exchange Group PLC	78,379
49,640	Marston’s PLC	75,984
10,479	Micro Focus International PLC	69,899
22,993	Northgate PLC(a)	82,256
33,199	Old Mutual PLC	76,489
33,234	Qinetiq Group PLC	67,759
34,720	Rank Group PLC	72,158
17,652	Resolution Ltd.	76,074
1,932	Royal Dutch Shell PLC, Class A	68,488
22,133	Standard Life PLC	76,071
16,318	Tullett Prebon PLC	76,685
8,853	WH Smith PLC	77,117
		2,645,677
	United States - 0.4%
1,001	ACE Ltd.	69,670

	Total Investments (Cost $18,580,551)(b)-100.0%	18,819,404
	Other assets less liabilities-0.0%	5,272
	Net Assets-100.0%	$18,824,676

Notes to Schedule of Investments:

* Effective March 1, 2012, PFA’s name and ticker symbol changed to the PowerShares S&P International Developed High Quality Portfolio (IDHQ). Its underlying index also changed to the S&P BMI International Developed High Quality Rankings Index.

(a) Non-income producing security.

(b) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $18,625,122. The net unrealized appreciation was $194,282, which consisted of aggregate gross unrealized appreciation of $1,515,224 and aggregate gross unrealized depreciation of $1,320,942.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Emerging Markets Infrastructure Portfolio (PXR)

January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Australia - 0.7%
36,045	Leighton Holdings Ltd.	$897,529

	Brazil - 11.4%
170,369	Cia Siderurgica Nacional SA ADR	1,749,690
199,878	Gerdau SA ADR	1,898,841
158,600	Iochpe-Maxion SA	2,672,932
462,000	Magnesita Refratarios SA(a)	1,668,099
164,900	MMX Mineracao e Metalicos SA(a)	773,440
380,100	Paranapanema SA	742,654
153,598	Vale SA ADR	3,886,029
47,400	Weg SA	527,509
		13,919,194
	Cayman Islands - 0.5%
1,584,492	Lonking Holdings Ltd.	651,819

	Chile - 4.5%
778,496	Besalco SA	1,244,690
60,899	CAP SA	2,560,350
63,840	Molibdenos y Metales SA	912,650
297,821	Salfacorp SA	788,448
		5,506,138
	China - 18.7%
2,755,327	Angang Steel Co. Ltd., H-Shares	1,982,684
1,071,687	Anhui Conch Cement Co. Ltd., H-Shares	3,620,891
963,550	BBMG Corp. H-Shares	734,358
976,000	China Communications Construction Co. Ltd., H-Shares	907,468
1,078,999	China Molybdenum Co. Ltd., H-Shares	535,708
636,000	China National Building Material Co. Ltd., H-Shares	769,318
1,554,477	China Railway Construction Corp. Ltd., H-Shares	1,010,325
3,151,088	China Railway Group Ltd., H-Shares	1,125,606
862,704	Dongfang Electric Corp. Ltd., H-Shares	2,547,672
1,017,958	First Tractor Co. Ltd., H-Shares	1,051,498
516,429	Guangzhou Shipyard International Co. Ltd., H-Shares	457,524
555,414	Harbin Power Equipment Co. Ltd., H-Shares	537,902
4,136,100	Hunan Non-Ferrous Metal Corp. Ltd., H-Shares(a)	1,216,108
1,144,516	Jiangxi Copper Co. Ltd., H-Shares	2,913,501
7,284,541	Metallurgical Corp. of China Ltd., H-Shares	1,700,306
2,448,454	Shanghai Electric Group Co. Ltd., H-Shares	1,124,057
1,267,157	Xinjiang Goldwind Science & Technology Co. Ltd., H-Shares	727,171
		22,962,097
	Egypt - 0.7%
20,730	Orascom Construction Industries	860,664

	France - 1.7%
44,935	Alstom SA	1,714,077
14,213	Areva SA(a)	345,691
		2,059,768
	India - 1.6%
32,340	Larsen & Toubro Ltd. GDR	859,597
66,331	Mahindra & Mahindra Ltd. GDR	918,684
20,231	Sterlite Industries (India) Ltd. ADR(b)	185,114
		1,963,395
	Indonesia - 7.0%
2,750,131	PT Aneka Tambang Tbk	575,111
1,225,851	PT Holcim Indonesia Tbk	303,395
1,487,636	PT Indocement Tunggal Prakarsa Tbk	2,804,831
1,735,997	PT International Nickel Indonesia Tbk	772,412
2,396,737	PT Semen Gresik (Persero) Tbk	3,012,584
333,500	PT United Tractors Tbk	1,051,694
		8,520,027
	Malaysia - 6.7%
3,572,559	Dialog Group Bhd	2,877,308
1,483,384	Gamuda Bhd	1,804,247
835,207	IJM Corp. Bhd	1,575,966
236,824	Lafarge Malayan Cement Bhd	520,047
336,082	Malaysia Marine & Heavy Engineering Holdings Bhd	592,176
1,060,309	WCT Bhd	819,108
		8,188,852
	Mexico - 3.4%
224,679	Cemex SAB de CV ADR(a)(b)	1,530,064
1,631,087	Empresas ICA SAB de CV(a)	2,664,689
		4,194,753
	Poland - 0.6%
26,764	PBG SA	679,931

	Russia - 4.4%
160,548	LSR Group OJSC GDR	765,332
25,209	Magnitogorsk Iron & Steel Works GDR	149,993
16,399	Mechel ADR	181,865
172,549	MMC Norilsk Nickel OJSC ADR	3,314,666
19,126	Novolipetsk Steel OJSC GDR	471,265
39,178	Severstal GDR	563,380
		5,446,501
	Singapore - 2.5%
1,505,508	Hyflux Ltd.	1,648,345
2,447,483	Midas Holdings Ltd.	750,313
181,000	SembCorp Marine Ltd.	716,304
		3,114,962
	South Africa - 9.2%
79,165	African Rainbow Minerals Ltd.	1,870,933
28,124	Assore Ltd.	822,176
278,863	Aveng Ltd.	1,243,221
736,492	Murray & Roberts Holdings Ltd.(a)	2,530,787
342,680	Pretoria Portland Cement Co. Ltd.	1,242,570
143,806	Reunert Ltd.	1,201,280
167,457	Wilson Bayly Holmes-Ovcon Ltd.	2,361,830
		11,272,797
	Sweden - 2.8%
142,251	Atlas Copco AB, Class A	3,377,976

	Switzerland - 3.2%
186,986	ABB Ltd.(a)	3,893,825

	Taiwan - 12.2%
2,007,648	Asia Cement Corp.	$2,408,838
3,861,200	BES Engineering Corp.	1,074,024
2,561,292	China Steel Corp.	2,536,404
2,161,819	Chung Hung Steel Corp.	686,814
1,286,959	CTCI Corp.	1,809,463
3,432,360	Goldsun Development & Construction Co. Ltd.	1,351,483
2,578,573	Taiwan Cement Corp.	3,215,863
2,041,076	Tung Ho Steel Enterprise Corp.	1,931,563
		15,014,452
	Turkey - 3.2%
79,598	Aksa Enerji Uretim AS(a)	146,917
54,978	Aslan Cimento AS(a)	1,470,921
110,037	Cimsa Cimento Sanayi ve Tica	531,661
2,520	Konya Cimento Sanayii AS	430,988
394,701	Tekfen Holding AS	1,359,002
		3,939,489
	United Kingdom - 0.4%
69,220	Evraz PLC(a)	489,799

	United States - 4.5%
37,198	Caterpillar, Inc.	4,059,046
25,388	Pall Corp.	1,515,156
		5,574,202
	Total Common Stocks and Other Equity Interests (Cost $131,469,833)	122,528,170

	Money Market Fund - 0.1%
77,847	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $77,847)	77,847

	Total Investments (excluding investments purchased with cash collateral from securities on loan)-100.0% (Cost $131,547,680)	122,606,017

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.1%
1,299,671	Invesco Liquid Assets Portfolio - Institutional Class (Cost $1,299,671)(c)(d)	1,299,671

	Total Investments (Cost $132,847,351)(e)-101.1%	123,905,688
	Liabilities in excess of other assets-(1.1)%	(1,324,742)
	Net Assets-100.0%	$122,580,946

Investment Abbreviations:

ADR	- American Depositary Receipts
GDR	- Global Depositary Receipts

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) All or a portion of this security was out on loan at January 31, 2012

(c) The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therfore considered to be affiliated.

(d) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

(e) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $134,464,351. The net unrealized depreciation was $10,558,663, which consisted of aggregate gross unrealized appreciation of $11,037,075 and aggregate gross unrealized depreciation of $21,595,738.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (PAF)

January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Australia - 41.7%
11,469	AGL Energy Ltd.	$177,833
43,945	Amcor Ltd.	328,786
81,710	AMP Ltd.	370,795
21,762	Asciano Ltd.	108,699
3,079	ASX Ltd.	98,133
84,102	Australia & New Zealand Banking Group Ltd.	1,913,613
9,624	Bank of Queensland Ltd.	77,527
13,927	Bendigo & Adelaide Bank Ltd.	122,700
59,671	BHP Billiton Ltd.	2,376,808
148,363	BlueScope Steel Ltd.	63,857
29,340	Boral Ltd.	125,972
39,398	Brambles Ltd.	304,396
9,443	Caltex Australia Ltd.	127,752
52,649	CFS Retail Property Trust REIT	95,959
12,654	Coca-Cola Amatil Ltd.	155,325
45,855	Commonwealth Bank of Australia	2,468,784
10,102	Computershare Ltd.	82,130
6,989	CSL Ltd.	231,220
34,089	CSR Ltd.	74,268
181,795	Dexus Property Group REIT	171,950
39,341	Echo Entertainment Group Ltd.(a)	150,933
89,039	Goodman Fielder Ltd.	49,679
192,215	Goodman Group REIT	130,737
64,924	GPT Group REIT	213,204
656,750	GPT Group-In Specie REIT(a)	—
38,104	Incitec Pivot Ltd.	129,989
88,924	Insurance Australia Group Ltd.	275,007
4,975	Leighton Holdings Ltd.	123,879
24,789	Lend Lease Group	193,632
15,212	Macquarie Group Ltd.	412,247
44,015	Metcash Ltd.	188,979
148,334	Mirvac Group REIT	194,688
93,408	National Australia Bank Ltd.	2,367,574
4,317	Newcrest Mining Ltd.	154,704
14,535	Oil Search Ltd.	101,951
71,150	OneSteel Ltd.	55,955
9,657	Orica Ltd.	254,009
19,094	Origin Energy Ltd.	279,220
90,834	Qantas Airways Ltd.(a)	152,041
39,031	QBE Insurance Group Ltd.	475,363
5,843	Rio Tinto Ltd.	429,459
18,485	Santos Ltd.	264,421
9,053	Sims Metal Management Ltd.	144,797
10,877	Sonic Healthcare Ltd.	129,813
97,169	Stockland REIT	346,975
70,617	Suncorp Group Ltd.	631,155
40,815	Sydney Airport	115,814
39,360	TABCORP Holdings Ltd.	121,725
72,491	Tatts Group Ltd.	195,681
271,612	Telstra Corp. Ltd.	961,223
26,451	Toll Holdings Ltd.	140,273
23,306	Transurban Group	135,979
15,915	Treasury Wine Estates Ltd.	58,690
30,459	Wesfarmers Ltd.	980,820
4,638	Wesfarmers Ltd. PPS	151,913
90,742	Westfield Group REIT	819,707
93,072	Westpac Banking Corp.	2,091,995
9,909	Woodside Petroleum Ltd.	360,258
38,775	Woolworths Ltd.	1,021,550
4,818	WorleyParsons Ltd.	139,734
		24,622,280
	Hong Kong - 13.1%
149,200	AIA Group Ltd.	498,328
52,862	Bank of East Asia Ltd. (The)	215,756
115,432	BOC Hong Kong (Holdings) Ltd.	305,159
58,904	Cathay Pacific Airways Ltd.	116,676
170,000	Chaoda Modern Agriculture (Holdings) Ltd.	12,058
37,673	Cheung Kong (Holdings) Ltd.	507,197
61,345	CLP Holdings Ltd.	502,342
55,979	Esprit Holdings Ltd.	82,584
24,799	Hang Lung Group Ltd.	157,502
40,427	Hang Lung Properties Ltd.	138,936
22,960	Hang Seng Bank Ltd.	296,382
29,580	Henderson Land Development Co. Ltd.	160,593
88,600	Hong Kong & China Gas Co. Ltd.	210,232
4,900	Hong Kong Exchanges & Clearing Ltd.	85,053
36,000	Hongkong Land Holdings Ltd.	185,400
101,948	Hutchison Whampoa Ltd.	969,587
5,200	Jardine Matheson Holdings Ltd.	269,360
4,000	Jardine Strategic Holdings Ltd.	124,640
16,890	Kerry Properties Ltd.	64,798
20,000	Kingboard Chemical Holdings Ltd.	68,992
71,334	Li & Fung Ltd.	156,016
51,000	Link (The) REIT	185,795
35,194	MTR Corp. Ltd.	117,321
146,602	New World Development Co. Ltd.	160,696
167,454	Noble Group Ltd.	180,008
13,439	Orient Overseas International Ltd.	70,189
152,000	Pacific Basin Shipping Ltd.	72,330
418,029	PCCW Ltd.	132,074
41,184	Power Assets Holdings Ltd.	297,149
75,684	Sino Land Co. Ltd.	126,099
46,888	Sun Hung Kai Properties Ltd.	649,400
27,520	Swire Pacific Ltd., Class A	306,093
19,264	Swire Properties Ltd.(a)	48,542
32,236	Wharf Holdings Ltd. (The)	183,327
29,236	Yue Yuen Industrial (Holdings) Ltd.	89,542
		7,746,156
	Multinational - 0.0%
9,087	HKT Trust / HKT Ltd.(a)	5,824

	New Zealand - 1.1%
40,813	Chorus Ltd.(a)	109,953
31,205	Fletcher Building Ltd.	168,137
204,068	Telecom Corp. of New Zealand Ltd.	353,304
		631,394
	Singapore - 7.4%
91,000	CapitaLand Ltd.	190,572
65,000	CapitaMall Trust REIT	88,506
14,000	City Developments Ltd.	109,918
84,000	ComfortDelGro Corp. Ltd.	99,327

52,000	DBS Group Holdings Ltd.	$561,054
48,000	Fraser & Neave Ltd.	259,522
228,000	Golden Agri-Resources Ltd.	133,440
4,000	Jardine Cycle & Carriage Ltd.	163,618
36,000	Keppel Corp. Ltd.	311,024
59,000	Oversea-Chinese Banking Corp. Ltd.	404,029
26,000	SembCorp Industries Ltd.	98,961
27,000	Singapore Airlines Ltd.	238,643
56,000	Singapore Press Holdings Ltd.	165,434
43,000	Singapore Technologies Engineering Ltd.	101,007
256,000	Singapore Telecommunications Ltd.	631,923
36,000	United Overseas Bank Ltd.	497,066
11,000	Venture Corp. Ltd.	63,240
52,000	Wilmar International Ltd.	221,523
		4,338,807
	South Korea - 36.6%
8,220	BS Financial Group, Inc.(a)	93,297
933	Cheil Industries, Inc.	83,470
2,037	Daelim Industrial Co. Ltd.	195,839
7,140	DGB Financial Group, Inc.(a)	95,022
3,315	Dongbu Insurance Co. Ltd.	141,648
3,900	Dongkuk Steel Mill Co. Ltd.	82,107
2,566	Doosan Corp.	349,489
1,835	Doosan Heavy Industries & Construction Co. Ltd.	110,262
626	E-Mart Co. Ltd.	151,297
1,495	GS Engineering & Construction Corp.	132,685
4,077	GS Holdings	226,107
7,050	Hana Financial Group, Inc.	240,993
3,550	Hankook Tire Co. Ltd.	141,734
9,187	Hanwha Corp.	297,278
344	Honam Petrochemical Corp.(a)	112,232
13,060	Hynix Semiconductor, Inc.(a)	312,156
2,491	Hyosung Corp.	138,814
867	Hyundai Department Store Co. Ltd.	141,239
3,930	Hyundai Development Co.(a)	79,415
1,800	Hyundai Engineering & Construction Co. Ltd.(a)	114,728
1,244	Hyundai Heavy Industries Co. Ltd.	344,956
648	Hyundai Mipo Dockyard Co. Ltd.	72,683
1,187	Hyundai MOBIS	292,695
7,290	Hyundai Motor Co.	1,434,183
1,139	Hyundai Steel Co.	110,012
7,280	Industrial Bank of Korea(a)	81,980
4,180	Kangwon Land, Inc.(a)	98,049
11,718	KB Financial Group, Inc.	444,373
5,989	Kia Motors Corp.	359,868
25,700	Korea Electric Power Corp.(a)	638,296
20,830	Korea Exchange Bank	146,673
3,360	Korea Gas Corp.(a)	132,803
912	Korea Kumho Petrochemical Co. Ltd.(a)	136,392
2,031	Korean Air Lines Co. Ltd.(a)	92,026
12,280	KT Corp.	365,115
2,897	KT&G Corp.	202,701
868	LG Chem Ltd.	288,986
11,878	LG Corp.	744,391
13,130	LG Display Co. Ltd.(a)	344,219
9,212	LG Electronics, Inc.	678,179
4,130	LG International Corp.	203,311
348	Lotte Shopping Co. Ltd.	118,804
2,215	LS Corp.	167,601
3,769	POSCO	1,390,707
6,169	Samsung C&T Corp.	380,569
789	Samsung Electro-Mechanics Co. Ltd.	64,688
4,248	Samsung Electronics Co. Ltd.	4,186,172
1,439	Samsung Fire & Marine Insurance Co. Ltd.	278,615
6,460	Samsung Heavy Industries Co. Ltd.	205,298
1,983	Samsung Life Insurance Co. Ltd.	147,928
935	Samsung SDI Co. Ltd.	116,110
1,643	Samsung Securities Co. Ltd.	89,657
20,389	Shinhan Financial Group Co. Ltd.	812,220
219	Shinsegae Co. Ltd.	53,807
11,500	SK Holdings Co. Ltd.	1,438,332
3,280	SK Innovation Co. Ltd.	496,372
2,859	SK Telecom Co. Ltd.	362,672
4,272	S-Oil Corp.	463,955
6,130	STX Corp. Ltd.(a)	72,304
4,330	STX Offshore & Shipbuilding Co. Ltd.(a)	50,494
26,930	Woori Finance Holdings Co. Ltd.(a)	266,100
		21,614,108
	Total Common Stocks and Other Equity Interests (Cost $55,910,527)	58,958,569

	Money Market Fund - 0.0%
25,620	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $25,620)	25,620

	Total Investments (Cost $55,936,147)(b)-99.9%	58,984,189
	Other assets less liabilities-0.1%	58,422
	Net Assets-100.0%	$59,042,611

Investment Abbreviations:

PPS	- Price Protected Shares
REIT	- Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $56,740,188. The net unrealized appreciation was $2,244,001, which consisted of aggregate gross unrealized appreciation of $6,593,077 and aggregate gross unrealized depreciation of $4,349,076.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF)

January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Australia - 5.5%
6,140	AGL Energy Ltd.	$95,204
23,396	Amcor Ltd.	175,043
43,785	AMP Ltd.	198,694
11,613	Asciano Ltd.	58,006
1,643	ASX Ltd.	52,365
45,594	Australia & New Zealand Banking Group Ltd.	1,037,422
5,141	Bank of Queensland Ltd.	41,414
7,438	Bendigo & Adelaide Bank Ltd.	65,530
32,506	BHP Billiton Ltd.	1,294,775
79,192	BlueScope Steel Ltd.	34,085
15,651	Boral Ltd.	67,198
21,023	Brambles Ltd.	162,428
5,033	Caltex Australia Ltd.	68,090
28,100	CFS Retail Property Trust REIT	51,216
6,778	Coca-Cola Amatil Ltd.	83,198
24,903	Commonwealth Bank of Australia	1,340,751
5,396	Computershare Ltd.	43,870
3,782	CSL Ltd.	125,121
18,201	CSR Ltd.	39,653
97,039	Dexus Property Group REIT	91,784
20,996	Echo Entertainment Group Ltd.(a)	80,552
47,523	Goodman Fielder Ltd.	26,515
102,597	Goodman Group REIT	69,782
34,575	GPT Group REIT	113,541
231,466	GPT Group-In Specie REIT(a)	—
20,333	Incitec Pivot Ltd.	69,365
48,306	Insurance Australia Group Ltd.	149,391
2,655	Leighton Holdings Ltd.	66,110
13,233	Lend Lease Group	103,366
8,138	Macquarie Group Ltd.	220,541
23,494	Metcash Ltd.	100,872
79,175	Mirvac Group REIT	103,917
50,726	National Australia Bank Ltd.	1,285,731
2,308	Newcrest Mining Ltd.	82,709
7,765	Oil Search Ltd.	54,465
37,975	OneSteel Ltd.	29,865
5,210	Orica Ltd.	137,039
10,166	Origin Energy Ltd.	148,662
48,689	Qantas Airways Ltd.(a)	81,497
20,894	QBE Insurance Group Ltd.	254,470
3,130	Rio Tinto Ltd.	230,054
9,860	Santos Ltd.	141,044
4,857	Sims Metal Management Ltd.	77,685
5,824	Sonic Healthcare Ltd.	69,508
51,837	Stockland REIT	185,102
37,837	Suncorp Group Ltd.	338,177
22,427	Sydney Airport	63,638
20,996	TABCORP Holdings Ltd.	64,932
38,696	Tatts Group Ltd.	104,455
146,059	Telstra Corp. Ltd.	516,897
14,183	Toll Holdings Ltd.	75,214
12,440	Transurban Group	72,581
8,952	Treasury Wine Estates Ltd.	33,013
16,390	Wesfarmers Ltd.	527,780
2,544	Wesfarmers Ltd. PPS	83,326
48,473	Westfield Group REIT	437,875
50,668	Westpac Banking Corp.	1,138,873
5,252	Woodside Petroleum Ltd.	190,945
20,836	Woolworths Ltd.	548,936
2,573	WorleyParsons Ltd.	74,623
		13,278,895
	Austria - 0.4%
6,764	Erste Group Bank AG	148,666
6,221	Immoeast AG(a)	—
24,620	Immofinanz AG(a)	79,251
5,968	OMV AG	195,818
1,173	Raiffeisen International Bank Holding AG	39,923
12,367	Telekom Austria AG	144,244
993	Vienna Insurance Group AG Wiener Versicherung Gruppe	42,896
5,325	Voestalpine AG	174,720
4,004	Wienerberger AG	46,130
		871,648
	Belgium - 0.8%
145,321	Ageas NV	302,279
12,554	Agfa Gevaert NV(a)	22,679
7,743	Anheuser-Busch InBev NV	469,853
473	Bekaert SA NV	19,250
5,158	Belgacom SA	161,138
969	Colruyt SA	36,665
4,147	Delhaize Group SA	226,021
74,701	Dexia SA(a)	32,759
723	D’ieteren SA	35,965
1,730	Groupe Bruxelles Lambert SA	125,462
8,013	KBC Groep NV	152,044
1,074	Solvay SA	105,992
3,189	UCB SA	129,787
2,365	Umicore SA	110,044
		1,929,938
	Bermuda - 0.1%
11,126	Catlin Group Ltd.	71,178
3,032	Frontline Ltd.	15,475
1,553	Seadrill Ltd.	57,793
		144,446
	Canada - 6.2%
1,275	Agrium, Inc.	102,765
3,195	Alimentation Couche Tard, Inc., Class B	97,011
1,190	ATCO Ltd., Class I	70,829
13,510	Bank of Montreal(b)	785,260
14,940	Bank of Nova Scotia	767,670
6,049	Barrick Gold Corp.	298,333
5,825	BCE, Inc.	237,449
1,284	Bombardier, Inc., Class A	6,069
24,576	Bombardier, Inc., Class B	113,709
8,777	Brookfield Asset Management, Inc., Class A	266,325
5,132	Brookfield Office Properties, Inc.	88,583
2,188	Cameco Corp.	50,748
6,442	Canadian Imperial Bank of Commerce	489,807
4,852	Canadian National Railway Co.	365,914

8,489	Canadian Natural Resources Ltd.	$336,225
2,246	Canadian Pacific Railway Ltd.	160,155
1,826	Canadian Tire Corp. Ltd., Class A	117,005
1,408	Canadian Utilities Ltd., Class A	84,745
7,439	Celestica, Inc.(a)	63,349
7,160	Cenovus Energy, Inc.	261,240
3,442	CGI Group, Inc., Class A(a)	69,502
3,467	CI Financial Corp.	74,571
1,688	Crescent Point Energy Corp.	77,192
1,772	Emera, Inc.	57,303
1,244	Empire Co. Ltd., Class A	70,086
9,234	Enbridge, Inc.	347,409
21,915	Encana Corp.	419,791
434	Fairfax Financial Holdings Ltd.	176,136
2,615	Finning International, Inc.	71,421
2,119	First Quantum Minerals Ltd.	46,401
2,655	Fortis, Inc.	88,399
1,900	George Weston Ltd.	123,357
4,511	Goldcorp, Inc.	218,162
5,597	Great-West Lifeco, Inc.	123,454
3,795	Groupe Aeroplan, Inc.	47,151
2,580	H&R REIT	59,943
5,623	Husky Energy, Inc.	137,316
1,873	IGM Financial, Inc.	83,672
3,238	Imperial Oil Ltd.	154,272
1,554	Industrial Alliance Insurance & Financial Services, Inc.	41,049
1,770	Intact Financial Corp.	104,345
5,164	Kinross Gold Corp.	58,342
3,056	Loblaw Cos. Ltd.	110,922
5,707	Magna International, Inc.	235,712
42,773	Manulife Financial Corp.	499,448
1,783	Methanex Corp.	48,538
2,583	Metro, Inc., Class A	140,992
2,712	National Bank of Canada	203,417
7,707	Nexen, Inc.	138,101
4,356	Onex Corp.	150,724
2,303	Pembina Pipeline Corp.	61,591
3,261	Potash Corp. of Saskatchewan, Inc.	152,766
13,373	Power Corp. of Canada	325,107
6,725	Power Financial Corp.	179,315
7,473	Precision Drilling Corp.(a)	76,679
1,577	Quebecor, Inc., Class B	55,840
3,810	Research In Motion Ltd.(a)	63,522
2,813	RioCan REIT	72,874
6,215	Rogers Communications, Inc., Class B	238,907
4,475	RONA, Inc.	42,169
22,151	Royal Bank of Canada(b)	1,156,751
1,429	Saputo, Inc.	58,195
6,182	Shaw Communications, Inc., Class B	122,672
6,503	Sherritt International Corp.	41,047
3,252	Shoppers Drug Mart Corp.	134,574
2,831	Sino-Forest Corp.(a)	—
1,187	SNC-Lavalin Group, Inc.	61,111
13,856	Sun Life Financial, Inc.	277,576
12,066	Suncor Energy, Inc.	415,575
4,806	Superior Plus Corp.	30,288
11,963	Talisman Energy, Inc.	142,909
5,484	Teck Resources Ltd., Class B	232,517
1,210	TELUS Corp.	68,195
1,027	TELUS Corp. NVTG	55,044
6,036	Thomson Reuters Corp.	165,759
12,790	Toronto-Dominion Bank (The)	988,918
5,324	TransAlta Corp.	108,089
11,120	TransCanada Corp.	457,396
1,756	Valeant Pharmaceuticals International, Inc.(a)	85,029
972	Vermilion Energy, Inc.	44,585
8,078	Viterra, Inc.	86,914
6,485	Yamana Gold, Inc.	112,195
		15,054,428
	Denmark - 0.5%
15	A.P. Moeller - Maersk A/S, Class A	105,597
40	A.P. Moeller - Maersk A/S, Class B	294,974
1,645	Carlsberg A/S, Class B	125,015
25,958	Danske Bank A/S(a)	379,372
2,522	DSV A/S	51,558
626	FLSmidth & Co. A/S	46,296
1,575	Jyske Bank A/S(a)	46,480
2,094	Novo Nordisk A/S, Class B	247,778
4,269	Vestas Wind Systems A/S(a)	48,184
		1,345,254
	Finland - 1.0%
3,916	Elisa Oyj	82,430
8,418	Fortum Oyj	185,129
3,463	Huhtamaki Oyj	42,340
2,366	Kesko Oyj, Class B	83,563
1,711	Kone Oyj, Class B	93,220
3,050	Metso Corp. Oyj	132,954
6,306	Neste Oil Oyj	70,827
155,174	Nokia Oyj	775,552
1,517	Nokian Renkaat Oyj	54,233
5,553	Outokumpu Oyj	45,578
941	Outotec Oyj	49,494
4,069	Pohjola Bank PLC, Class A	43,438
4,208	Rautaruukki Oyj	46,271
11,730	Sampo Oyj, Class A	309,253
17,122	Stora Enso Oyj, Class R	121,930
16,015	UPM-Kymmene Oyj	205,451
1,738	Wartsila Oyj	58,607
2,551	YIT Oyj	47,085
		2,447,355
	France - 9.9%
5,346	Accor SA	162,568
11,610	Air France-KLM(a)	73,711
3,735	Air Liquide SA	470,448
51,353	Alcatel-Lucent(a)	91,357
5,537	Alstom SA	211,213
1,316	Arkema SA	106,429
1,484	Atos	74,636
105,695	AXA SA	1,605,668
28,837	BNP Paribas SA	1,221,937
1,120	Bourbon SA	38,098
10,445	Bouygues SA	324,803
3,378	Cap Gemini	123,417
24,679	Carrefour SA	563,740
1,805	Casino Guichard Perrachon SA	160,673
1,345	Christian Dior SA	190,505
15,363	Cie de Saint-Gobain	684,174
3,031	Cie Generale de Geophysique-Veritas(a)	84,592
3,256	Cie Generale des Etablissements Michelin, Class B	222,916
9,089	CNP Assurances	122,608
39,491	Credit Agricole SA	243,538
9,187	DANONE SA	567,458

6,889	EDF SA	$158,898
2,511	Eiffage SA	77,097
145	Eramet	21,838
1,807	Essilor International SA	132,465
849	Eurazeo	36,998
2,049	Faurecia	51,177
488	Fonciere des Regions REIT	32,279
87,053	France Telecom SA	1,306,513
38,711	GDF Suez	1,051,498
5,542	Groupe Eurotunnel SA	45,698
756	Imerys SA	42,129
1,581	Klepierre REIT	47,508
8,450	Lafarge SA	344,509
4,782	Lagardere SCA	136,027
2,454	Legrand SA	84,711
3,089	L’Oreal SA	328,789
3,364	LVMH Moet Hennessy Louis Vuitton SA	544,290
2,497	Metropole Television SA	41,758
25,575	Natixis	78,676
631	Neopost SA	44,605
1,154	Nexans SA	71,703
5,768	PagesJaunes Groupe(b)	26,752
3,531	Pernod-Ricard SA	339,227
2,456	PPR	386,768
15,854	PSA Peugeot Citroen	292,523
1,849	Publicis Groupe SA	93,090
1,306	Rallye SA	42,279
10,170	Renault SA	433,539
2,117	Rexel SA	41,763
3,112	Safran SA	97,037
31,847	Sanofi	2,354,195
7,463	Schneider Electric SA	463,853
5,061	SCOR SE	127,434
22,833	Societe Generale SA	608,700
3,762	Societe Television Francaise 1	41,416
2,654	Sodexo	197,127
14,007	STMicroelectronics NV	93,146
10,006	Suez Environnement Co.	128,180
1,551	Technip SA	145,616
2,523	Thales SA	86,383
70,926	Total SA	3,751,429
1,681	Unibail-Rodamco SE REIT	323,035
2,225	Valeo SA	104,520
2,367	Vallourec SA	159,977
20,287	Veolia Environnement	230,724
11,201	Vinci SA	519,938
42,495	Vivendi SA	890,049
538	Wendel	40,080
789	Zodiac Aerospace	70,491
		24,112,926
	Germany - 8.4%
3,152	Adidas AG	227,267
16,785	Allianz SE	1,847,000
1,883	Aurubis AG	106,066
19,096	BASF SE	1,469,360
13,635	Bayer AG	955,630
7,515	Bayerische Motoren Werke AG (BMW)	643,275
994	Beiersdorf AG	59,725
1,101	Bilfinger Berger AG	101,033
4,805	Celesio AG	92,683
46,846	Commerzbank AG(a)(b)	112,161
1,731	Continental AG(a)	138,382
30,383	Daimler AG	1,680,204
26,858	Deutsche Bank AG	1,138,606
2,927	Deutsche Boerse AG(a)	172,421
11,015	Deutsche Lufthansa AG	152,339
38,776	Deutsche Post AG	644,648
157,633	Deutsche Telekom AG	1,774,192
1,095	Douglas Holding AG	46,299
75,457	E.ON AG	1,614,509
4,284	Freenet AG	57,566
2,453	Fresenius Medical Care AG & Co. KGaA	175,165
1,615	Fresenius SE & Co. KGaA	163,928
2,923	GEA Group AG	93,956
1,635	Hannover Rueckversicherung AG	87,078
5,090	HeidelbergCement AG	250,365
1,783	Henkel AG & Co. KGaA	92,708
2,440	Henkel AG & Co. KGaA (Preference)	150,601
1,482	Hochtief AG	95,643
12,251	Infineon Technologies AG	111,875
1,673	K+S AG	79,838
1,505	Lanxess AG	98,102
1,834	Linde AG	291,217
2,505	MAN SE	263,514
974	Merck KGaA	101,695
5,707	Metro AG	219,715
7,971	Muenchener Rueckversicherungs-Gesellschaft AG	1,039,270
2,503	Porsche Automobil Holding SE (Preference)	153,572
4,250	Praktiker AG	13,018
15,191	RWE AG	581,460
1,813	Salzgitter AG	108,389
6,799	SAP AG	411,102
13,354	Siemens AG(b)	1,261,083
1,890	Symrise AG	53,874
14,087	ThyssenKrupp AG(b)	399,607
17,192	TUI AG(a)(b)	125,174
816	Volkswagen AG	131,921
4,687	Volkswagen AG (Preference)	830,442
615	Wincor Nixdorf AG	28,688
		20,446,366
	Greece - 0.2%
29,936	Alpha Bank AE(a)	59,565
2,380	Coca-Cola Hellenic Bottling Co. SA(a)	44,241
27,230	EFG Eurobank Ergasias SA(a)	32,794
18,278	Hellenic Telecommunications Organization SA	67,713
36,540	National Bank of Greece SA(a)	131,540
9,356	OPAP SA	96,020
60,230	Piraeus Bank SA(a)	53,614
5,831	Public Power Corp. SA	30,379
		515,866
	Hong Kong - 1.7%
74,200	AIA Group Ltd.	247,828
28,695	Bank of East Asia Ltd. (The)	117,119
62,242	BOC Hong Kong (Holdings) Ltd.	164,545
32,085	Cathay Pacific Airways Ltd.	63,553
84,000	Chaoda Modern Agriculture (Holdings) Ltd.	5,958
20,435	Cheung Kong (Holdings) Ltd.	275,119
33,710	CLP Holdings Ltd.	276,044
35,316	Esprit Holdings Ltd.	52,101
13,072	Hang Lung Group Ltd.	83,022
20,607	Hang Lung Properties Ltd.	70,820
12,369	Hang Seng Bank Ltd.	159,667

16,863	Henderson Land Development Co. Ltd.	$91,551
49,443	Hong Kong & China Gas Co. Ltd.	117,319
3,100	Hong Kong Exchanges & Clearing Ltd.	53,809
21,000	Hongkong Land Holdings Ltd.	108,150
52,856	Hutchison Whampoa Ltd.	502,693
3,200	Jardine Matheson Holdings Ltd.	165,760
2,000	Jardine Strategic Holdings Ltd.	62,320
11,987	Kerry Properties Ltd.	45,988
10,500	Kingboard Chemical Holdings Ltd.	36,221
39,962	Li & Fung Ltd.	87,402
29,500	Link (The) REIT	107,470
18,875	MTR Corp. Ltd.	62,921
82,928	New World Development Co. Ltd.	90,901
95,509	Noble Group Ltd.	102,669
8,164	Orient Overseas International Ltd.	42,639
100,000	Pacific Basin Shipping Ltd.	47,585
143,320	PCCW Ltd.	45,281
23,554	Power Assets Holdings Ltd.	169,946
39,685	Sino Land Co. Ltd.	66,120
23,733	Sun Hung Kai Properties Ltd.	328,703
15,308	Swire Pacific Ltd., Class A	170,264
10,715	Swire Properties Ltd.(a)	27,000
19,201	Wharf Holdings Ltd. (The)	109,196
9,648	Yue Yuen Industrial (Holdings) Ltd.	29,549
		4,187,233
	Ireland - 0.3%
21,102	CRH PLC	418,221
2,371	DCC PLC	57,264
322,685	Governor & Co. of the Bank of Ireland (The)(a)	48,155
5,231	Irish Bank Resolution Corp. Ltd.(a)	—
1,784	Kerry Group PLC, Class A	65,588
4,694	Smurfit Kappa Group PLC(a)	39,326
		628,554
	Israel - 0.3%
50,521	Bank Hapoalim BM	176,246
12,330	Bank Leumi Le-Israel	40,278
45,355	Bezeq Israeli Telecommunication Corp. Ltd.	78,687
1,631	Cellcom Israel Ltd.	23,723
4,826	Israel Chemicals Ltd.	50,572
7,685	Teva Pharmaceutical Industries Ltd.	346,367
		715,873
	Italy - 3.9%
60,803	A2A SpA	57,905
55,225	Assicurazioni Generali SpA	862,447
8,207	Atlantia SpA	127,846
21,091	Banca Carige SpA	41,717
187,950	Banca Monte dei Paschi di Siena SpA	71,375
11,740	Banca Piccolo Credito Valtellinese Scarl	32,581
10,134	Banca Popolare Dell’emilia Romagna Scarl	76,080
99,128	Banca Popolare di Milano Scarl	51,698
7,299	Banca Popolare di Sondrio Scarl	60,768
92,186	Banco Popolare Societa Cooperativa Scarl(b)	139,139
3,676	Buzzi Unicem SpA(a)	39,026
286,079	Enel SpA	1,170,661
105,647	Eni SpA	2,337,222
3,902	ERG SpA	44,643
1,230	EXOR SpA	28,419
809	EXOR SpA (Preference)	16,785
14,206	Fiat Industrial SpA(a)	139,287
58,478	Fiat SpA	351,061
20,158	Finmeccanica SpA	90,774
17,488	Fondiaria-Sai SpA(a)	16,208
439,531	Intesa Sanpaolo SpA	840,037
6,492	Italcementi SpA(b)	48,611
7,722	Italcementi SpA RSP	22,643
1,712	Luxottica Group SpA	56,453
33,328	Mediaset SpA	98,512
17,483	Mediobanca SpA	102,850
40,503	Parmalat SpA	76,774
10,412	Pirelli & C. SpA	96,363
4,006	Prysmian SpA	60,202
3,069	Saipem SpA	143,745
20,627	Saras SpA(a)	28,244
22,858	Snam Rete Gas SpA	103,112
783,613	Telecom Italia SpA	797,550
357,573	Telecom Italia SpA RSP	299,338
24,428	Terna-Rete Elettrica Nationale SpA	89,601
34,966	UBI Banca-Unione di Banche Italiane ScpA	160,752
128,834	UniCredit SpA	639,184
115,797	Unipol Gruppo Finanziario SpA(a)	28,998
142,654	Unipol Gruppo Finanziario SpA (Preference)(a)	22,614
		9,471,225
	Japan - 17.1%
26,900	Aeon Co. Ltd.	354,551
26,650	Aiful Corp.(a)	39,494
3,800	Aisin Seiki Co. Ltd.	120,005
12,000	Ajinomoto Co., Inc.	144,787
2,500	Alfresa Holdings Corp.	109,508
15,000	All Nippon Airways Co. Ltd.	43,672
3,300	Alps Electric Co. Ltd.	25,491
6,000	Amada Co. Ltd.	41,469
15,000	Asahi Glass Co. Ltd.	122,164
7,800	Asahi Group Holdings Ltd.	172,367
25,000	Asahi Kasei Corp.	158,033
6,700	Astellas Pharma, Inc.	275,029
6,000	Bank of Kyoto Ltd. (The)	51,698
21,000	Bank of Yokohama Ltd. (The)	97,220
1,200	Benesse Holdings, Inc.	55,869
15,300	Bridgestone Corp.	348,740
5,400	Brother Industries Ltd.	72,732
22,800	Canon, Inc.	983,764
6,400	Casio Computer Co. Ltd.	37,603
37	Central Japan Railway Co.	317,836
12,000	Chiba Bank Ltd. (The)	74,282
16,500	Chubu Electric Power Co., Inc.	303,384
2,700	Chugai Pharmaceutical Co. Ltd.	42,881
4,000	Chugoku Bank Ltd. (The)	54,557
8,200	Chugoku Electric Power Co., Inc. (The)	149,912
49,000	Cosmo Oil Co. Ltd.	142,662
5,900	Credit Saison Co. Ltd.	120,012
16,000	Dai Nippon Printing Co. Ltd.	172,066
7,000	Daicel Corp.	43,882
5,000	Daihatsu Motor Co. Ltd.	96,393
221	Dai-Ichi Life Insurance Co. Ltd. (The)	231,869
9,900	Daiichi Sankyo Co. Ltd.	188,392
3,600	Daikin Industries Ltd.	104,341
1,200	Daito Trust Construction Co. Ltd.	112,997
12,000	Daiwa House Industry Co. Ltd.	151,554
43,000	Daiwa Securities Group, Inc.	154,518
10,000	Denki Kagaku Kogyo Kabushiki Kaisha	39,475
7,700	Denso Corp.	228,728
2,900	Dentsu, Inc.	96,869

27,000	DIC Corp.	$50,636
7,000	DOWA Holdings Co. Ltd.	46,452
7,000	East Japan Railway Co.	453,049
5,100	EDION Corp.	39,997
3,900	Eisai Co. Ltd.	161,370
5,100	Electric Power Development Co. Ltd.	135,376
4,900	Elpida Memory, Inc.(a)	20,757
1,000	FANUC Corp.	168,000
500	Fast Retailing Co. Ltd.	99,344
18,000	Fuji Electric Co. Ltd.	47,449
14,000	Fuji Heavy Industries Ltd.	95,108
9,400	FUJIFILM Holdings Corp.	222,765
14,000	Fujikura Ltd.	43,331
57,000	Fujitsu Ltd.	304,249
23,000	Fukuoka Financial Group, Inc.	98,033
18,000	Furukawa Electric Co. Ltd.	47,921
8,000	Gunma Bank Ltd. (The)	43,541
10,000	Hachijuni Bank Ltd. (The)	58,623
1,120	Hakuhodo DY Holdings, Inc.	68,669
28,000	Hankyu Hanshin Holdings, Inc.	125,587
20,000	Hanwa Co. Ltd.	95,475
59,000	Haseko Corp.(a)	42,557
120,000	Hitachi Ltd.	670,426
4,800	Hokkaido Electric Power Co., Inc.	68,365
27,000	Hokuhoku Financial Group, Inc.	53,823
4,100	Hokuriku Electric Power Co.	79,527
27,300	Honda Motor Co. Ltd.	954,515
6,600	HOYA	139,877
1,800	Ibiden Co. Ltd.	36,708
1,200	Idemitsu Kosan Co. Ltd.	129,836
32,000	IHI Corp.	83,934
43	Inpex Corp.	293,246
9,100	Isetan Mitsukoshi Holdings Ltd.	102,517
26,000	Isuzu Motors Ltd.	131,620
30,200	ITOCHU Corp.	328,338
16,000	J Front Retailing Co. Ltd.	78,688
66	Japan Tobacco, Inc.	324,590
15,100	JFE Holdings, Inc.	269,325
3,000	JGC Corp.	82,584
12,000	Joyo Bank Ltd. (The)	53,036
4,900	JS Group Corp.	101,277
2,700	JSR Corp.	55,169
8,200	JTEKT Corp.	87,753
44,000	Kajima Corp.	148,879
54,000	Kanematsu Corp.(a)	58,072
18,600	Kansai Electric Power Co., Inc. (The)	299,308
9,300	Kao Corp.	244,666
26,000	Kawasaki Heavy Industries Ltd.	76,380
23,000	Kawasaki Kisen Kaisha Ltd.	43,436
86	KDDI Corp.	544,761
9,000	Keio Corp.	66,334
300	Keyence Corp.	74,715
6,000	Kinden Corp.	52,564
26,000	Kintetsu Corp.(b)	104,682
17,000	Kirin Holdings Co. Ltd.	208,236
75,000	Kobe Steel Ltd.	122,951
10,800	Komatsu Ltd.	304,383
12,500	Konica Minolta Holdings, Inc.	90,984
10,000	Kubota Corp.	90,229
6,600	Kuraray Co. Ltd.	95,819
2,900	Kyocera Corp.	247,213
11,900	Kyushu Electric Power Co., Inc.	170,892
1,300	Lawson, Inc.	78,938
1,500	Makita Corp.	56,597
39,000	Marubeni Corp.	269,036
7,400	Marui Group Co. Ltd.	59,491
78,000	Mazda Motor Corp.(a)	128,892
13,700	Medipal Holdings Corp.	149,308
2,200	MEIJI Holdings Co. Ltd.	96,223
8,000	Minebea Co. Ltd.	35,672
32,500	Mitsubishi Chemical Holdings Corp.	182,426
24,600	Mitsubishi Corp.	561,041
28,000	Mitsubishi Electric Corp.	251,174
10,000	Mitsubishi Estate Co. Ltd.	159,607
8,000	Mitsubishi Gas Chemical Co., Inc.	45,115
95,000	Mitsubishi Heavy Industries Ltd.	434,820
30,000	Mitsubishi Materials Corp.	93,639
106,000	Mitsubishi Motors Corp.(a)	127,895
320,660	Mitsubishi UFJ Financial Group, Inc.	1,467,677
30,100	Mitsui & Co. Ltd.	510,812
32,000	Mitsui Chemicals, Inc.	101,141
20,000	Mitsui Engineering & Shipbuilding Co. Ltd.	35,148
13,000	Mitsui Fudosan Co. Ltd.	213,626
16,000	Mitsui Mining & Smelting Co. Ltd.	43,646
32,000	Mitsui OSK Lines Ltd.	120,866
445,800	Mizuho Financial Group, Inc.	672,354
12,000	MS&AD Insurance Group Holdings, Inc.	245,980
2,500	Murata Manufacturing Co. Ltd.	143,115
22,000	Nagoya Railroad Co. Ltd.	63,187
4,600	Namco Bandai Holdings, Inc.	65,456
154,000	NEC Corp.(a)	306,990
3,000	NGK Insulators Ltd.	38,479
900	Nidec Corp.	86,164
3,900	Nikon Corp.	95,441
1,500	Nintendo Co. Ltd.	203,410
5,000	Nippon Electric Glass Co. Ltd.	43,541
34,000	Nippon Express Co. Ltd.	136,000
5,000	Nippon Meat Packers, Inc.	63,475
4,400	Nippon Paper Group, Inc.	94,174
29,000	Nippon Sheet Glass Co. Ltd.	58,570
149,000	Nippon Steel Corp.	365,416
18,100	Nippon Telegraph & Telephone Corp.	904,407
50,000	Nippon Yusen Kabushiki Kaisha	126,557
66,700	Nissan Motor Co. Ltd.	628,948
4,000	Nisshin Seifun Group, Inc.	48,367
27,000	Nisshin Steel Co. Ltd.	41,784
1,400	Nissin Foods Holdings Co. Ltd.	53,319
1,600	Nitto Denko Corp.	56,740
2,900	NOK Corp.	54,159
69,300	Nomura Holdings, Inc.	253,570
2,500	Nomura Research Institute Ltd.	56,885
8,000	NSK Ltd.	59,488
11,000	NTN Corp.	45,298
24	NTT Data Corp.	78,626
367	NTT DoCoMo, Inc.	651,696
23,000	Obayashi Corp.	111,003
7,000	Odakyu Electric Railway Co. Ltd.	69,495
27,000	OJI Paper Co. Ltd.	138,807
3,300	Olympus Corp.	55,613
3,600	OMRON Corp.	72,567
1,400	Ono Pharmaceutical Co. Ltd.	78,951
2,520	ORIX Corp.	235,641
44,000	Osaka Gas Co. Ltd.	176,577
6,500	Otsuka Holdings Co. Ltd.	183,961

86,300	Panasonic Corp.	$698,323
13,900	Resona Holdings, Inc.	61,798
19,000	Ricoh Co. Ltd.	160,223
2,100	Rohm Co. Ltd.	104,105
900	Sankyo Co. Ltd.	43,967
434	SBI Holdings, Inc.	32,785
2,500	Secom Co. Ltd.	116,885
2,200	Sega Sammy Holdings, Inc.	47,607
6,600	Seiko Epson Corp.	84,134
6,000	Seino Holdings Co. Ltd.	45,797
11,000	Sekisui Chemical Co. Ltd.	96,367
15,000	Sekisui House Ltd.	140,852
17,300	Seven & I Holdings Co. Ltd.	486,896
30,000	Sharp Corp.	258,098
3,400	Shikoku Electric Power Co., Inc.	98,500
25,000	Shimizu Corp.	114,426
5,000	Shin-Etsu Chemical Co. Ltd.	259,672
74,000	Shinsei Bank Ltd.	83,462
3,000	Shionogi & Co. Ltd.	40,013
5,000	Shiseido Co. Ltd.	91,738
10,000	Shizuoka Bank Ltd. (The)	102,557
38,000	Showa Denko K.K.	82,728
7,300	Showa Shell Sekiyu K.K.	50,071
500	SMC Corp.	86,754
6,700	SoftBank Corp.	186,546
154,400	Sojitz Corp.	265,264
25,700	Sony Corp.	468,835
2,800	Stanley Electric Co. Ltd.	43,001
36,000	Sumitomo Chemical Co. Ltd.	144,944
26,500	Sumitomo Corp.	380,557
15,500	Sumitomo Electric Industries Ltd.	186,610
5,800	Sumitomo Forestry Co. Ltd.	52,029
9,000	Sumitomo Heavy Industries Ltd.	57,600
103,000	Sumitomo Metal Industries Ltd.	183,711
9,000	Sumitomo Metal Mining Co. Ltd.	129,718
30,400	Sumitomo Mitsui Financial Group, Inc.	966,820
66,000	Sumitomo Mitsui Trust Holdings, Inc.	206,007
6,000	Sumitomo Realty & Development Co. Ltd.	113,941
2,200	Suzuken Co. Ltd.	64,139
11,100	Suzuki Motor Corp.	253,007
12,000	T&D Holdings, Inc.	121,967
50,000	Taiheiyo Cement Corp.	109,508
46,000	Taisei Corp.	127,292
1,000	Taisho Pharmaceutical Holdings Co. Ltd.(a)	87,869
6,000	Taiyo Nippon Sanso Corp.	41,784
9,000	Takashimaya Co. Ltd.	69,993
10,600	Takeda Pharmaceutical Co. Ltd.	460,144
1,800	TDK Corp.	85,810
19,000	Teijin Ltd.	61,548
1,100	Terumo Corp.	52,728
14,000	Tobu Railway Co. Ltd.	73,259
10,000	Toho Gas Co. Ltd.	64,787
11,900	Tohoku Electric Power Co., Inc.	112,211
11,300	Tokio Marine Holdings, Inc.	282,908
32,100	Tokyo Electric Power Co., Inc. (The)(a)	87,986
1,600	Tokyo Electron Ltd.	91,069
47,000	Tokyo Gas Co. Ltd.	216,970
27,000	Tokyu Corp.	132,787
11,000	Tokyu Land Corp.	45,731
10,000	TonenGeneral Sekiyu K.K.	95,344
19,000	Toppan Printing Co. Ltd.	152,000
19,000	Toray Industries, Inc.	142,531
73,000	Toshiba Corp.	309,233
17,000	Tosoh Corp.	47,934
6,000	TOTO Ltd.	48,866
5,100	Toyo Seikan Kaisha Ltd.	75,513
3,200	Toyota Industries Corp.	91,740
59,400	Toyota Motor Corp.	2,189,036
9,000	Toyota Tsusho Corp.	170,557
20,000	Ube Industries Ltd.	57,443
8,300	UNY Co. Ltd.	77,612
4,300	West Japan Railway Co.	182,151
2,000	Yakult Honsha Co. Ltd.	61,272
2,190	Yamada Denki Co. Ltd.	139,586
5,000	Yamaguchi Financial Group, Inc.	47,869
4,400	Yamaha Corp.	40,509
6,600	Yamaha Motor Co. Ltd.	87,250
8,100	Yamato Holdings Co. Ltd.	133,955
9,000	Yokohama Rubber Co. Ltd. (The)	53,941
		41,426,934
	Jersey Island - 0.1%
9,933	Informa PLC	61,289
8,688	Wolseley PLC	301,211
		362,500
	Luxembourg - 0.4%
2,663	APERAM SA	54,521
33,806	ArcelorMittal SA(b)	680,843
4,677	SES SA FDR	110,510
5,965	Tenaris SA	116,893
		962,767
	Multinational - 0.0%
3,202	HKT Trust / HKT Ltd.(a)	2,052

	Netherlands - 3.6%
107,117	Aegon NV(a)	519,521
5,688	Akzo Nobel NV	296,122
2,585	ASML Holding NV	111,110
1,303	Corio NV REIT	60,663
1,635	CSM NV	30,296
7,740	Delta Lloyd NV	141,747
8,799	European Aeronautic Defence & Space Co. NV	295,791
895	Fugro NV CVA	58,873
964	Gemalto NV	51,777
2,513	Heineken Holding NV	101,601
3,577	Heineken NV	165,385
1,489	Imtech NV	46,039
417,935	ING Groep NV CVA(a)	3,806,705
44,815	Koninklijke (Royal) KPN NV	491,613
33,132	Koninklijke Ahold NV	439,353
12,586	Koninklijke BAM Groep NV	54,370
1,047	Koninklijke Boskalis Westminster NV	40,596
4,258	Koninklijke DSM NV	218,638
21,811	Koninklijke Philips Electronics NV	441,123
886	Nutreco NV	62,839
10,240	PostNL NV	41,152
2,237	Randstad Holding NV	76,342
2,857	SBM Offshore NV	48,488
22,344	SNS REAAL NV(a)	53,409
10,240	TNT Express NV	85,763
23,813	Unilever NV CVA	793,338
2,557	USG People NV	21,791
478	Wereldhave NV REIT	35,059

5,729	Wolters Kluwer NV	$103,944
		8,693,448
	New Zealand - 0.1%
21,778	Chorus Ltd.(a)	58,671
16,892	Fletcher Building Ltd.	91,016
108,899	Telecom Corp. of New Zealand Ltd.	188,538
		338,225
	Norway - 0.9%
4,139	Aker Solutions ASA	50,836
21,522	DnB NOR ASA	227,414
4,139	Kvaerner ASA(a)	9,185
47,431	Norsk Hydro ASA	250,996
26,135	Norske Skogindustrier ASA(a)	30,783
27,249	Orkla ASA	221,179
3,747	Petroleum Geo-Services ASA(a)	48,036
35,320	Statoil ASA	886,904
13,012	Storebrand ASA	64,415
15,318	Telenor ASA	250,110
2,597	Yara International ASA	104,667
		2,144,525
	Portugal - 0.2%
187,956	Banco Comercial Portugues SA, Class R(a)	33,216
9,657	Brisa Auto-Estradas de Portugal SA	28,317
90,638	EDP-Energias de Portugal SA	264,707
3,528	Galp Energia SGPS SA, Class B	56,967
29,858	Portugal Telecom SGPS SA	148,525
43,174	Sonae SGPS SA	24,755
		556,487
	Singapore - 1.0%
51,000	CapitaLand Ltd.	106,804
33,000	CapitaMall Trust REIT	44,934
8,000	City Developments Ltd.	62,810
46,000	ComfortDelGro Corp. Ltd.	54,393
29,000	DBS Group Holdings Ltd.	312,896
25,000	Fraser and Neave Ltd.	135,167
123,000	Golden Agri-Resources Ltd.	71,987
3,000	Jardine Cycle & Carriage Ltd.	122,714
19,600	Keppel Corp. Ltd.	169,335
32,000	Oversea-Chinese Banking Corp. Ltd.	219,134
15,000	SembCorp Industries Ltd.	57,093
15,000	Singapore Airlines Ltd.	132,580
29,000	Singapore Press Holdings Ltd.	85,671
23,000	Singapore Technologies Engineering Ltd.	54,027
136,000	Singapore Telecommunications Ltd.	335,709
19,000	United Overseas Bank Ltd.	262,340
7,000	Venture Corp. Ltd.	40,244
27,000	Wilmar International Ltd.	115,022
		2,382,860
	South Korea - 4.8%
4,540	BS Financial Group, Inc.(a)	51,529
495	Cheil Industries, Inc.	44,285
1,088	Daelim Industrial Co. Ltd.(a)	104,601
3,620	DGB Financial Group, Inc.(a)	48,176
1,809	Dongbu Insurance Co. Ltd.	77,297
2,080	Dongkuk Steel Mill Co. Ltd.	43,790
1,373	Doosan Corp.	187,002
976	Doosan Heavy Industries & Construction Co. Ltd.(a)	58,646
337	E-Mart Co. Ltd.	81,449
814	GS Engineering & Construction Corp.(a)	72,244
2,178	GS Holdings(a)	120,790
3,810	Hana Financial Group, Inc.	130,239
1,910	Hankook Tire Co. Ltd.(a)	76,257
4,840	Hanwha Corp.(a)	156,616
186	Honam Petrochemical Corp.(a)	60,684
7,070	Hynix Semiconductor, Inc.(a)	168,985
1,330	Hyosung Corp.(a)	74,116
465	Hyundai Department Store Co. Ltd.(a)	75,751
2,130	Hyundai Development Co.(a)	43,042
965	Hyundai Engineering & Construction Co. Ltd.(a)	61,507
667	Hyundai Heavy Industries Co. Ltd.	184,956
347	Hyundai Mipo Dockyard Co. Ltd.(a)	38,921
639	Hyundai MOBIS(a)	157,567
3,945	Hyundai Motor Co.	776,112
609	Hyundai Steel Co.(a)	58,821
3,960	Industrial Bank of Korea(a)	44,593
2,200	Kangwon Land, Inc.(a)	51,605
6,168	KB Financial Group, Inc.(a)	233,905
3,202	Kia Motors Corp.	192,402
13,700	Korea Electric Power Corp.(a)	340,259
11,090	Korea Exchange Bank	78,090
1,820	Korea Gas Corp.(a)	71,935
485	Korea Kumho Petrochemical Co. Ltd.(a)	72,533
1,116	Korean Air Lines Co. Ltd.(a)	50,567
6,790	KT Corp.	201,884
1,581	KT&G Corp.	110,621
466	LG Chem Ltd.	155,147
6,361	LG Corp.(a)	398,642
7,110	LG Display Co. Ltd.(a)	186,397
4,953	LG Electronics, Inc.	364,635
2,245	LG International Corp.	110,516
187	Lotte Shopping Co. Ltd.(a)	63,840
1,180	LS Corp.(a)	89,287
2,044	POSCO	754,207
3,310	Samsung C&T Corp.	204,196
429	Samsung Electro-Mechanics Co. Ltd.	35,172
2,316	Samsung Electronics Co. Ltd.	2,282,291
766	Samsung Fire & Marine Insurance Co. Ltd.	148,311
3,440	Samsung Heavy Industries Co. Ltd.	109,323
1,063	Samsung Life Insurance Co. Ltd.	79,298
496	Samsung SDI Co. Ltd.	61,594
878	Samsung Securities Co. Ltd.	47,912
10,823	Shinhan Financial Group Co. Ltd.(a)	431,147
122	Shinsegae Co. Ltd.	29,975
6,179	SK Holdings Co. Ltd.(a)	772,822
1,754	SK Innovation Co. Ltd.	265,438
1,509	SK Telecom Co. Ltd.	191,421
2,299	S-Oil Corp.	249,680
3,330	STX Corp. Ltd.(a)	39,278
2,360	STX Offshore & Shipbuilding Co. Ltd.(a)	27,521
14,370	Woori Finance Holdings Co. Ltd.(a)	141,992
		11,641,819
	Spain - 3.9%
7,010	Abertis Infraestructuras SA	118,193
966	Acciona SA	77,592
5,611	Acerinox SA	79,474
6,632	ACS Actividades de Construccion y Servicios SA	204,713
141,232	Banco Bilbao Vizcaya Argentaria SA	1,233,887
56,671	Banco de Sabadell SA	209,128
50,772	Banco Popular Espanol SA	218,663
276,013	Banco Santander SA	2,149,822
12,459	Bankinter SA	83,504

23,335	CaixaBank SA	$117,360
24,907	Distribuidora Internacional de Alimentacion SA(a)	115,126
2,441	Ebro Foods SA	46,765
3,087	Enagas SA	61,828
3,981	Endesa SA	78,170
10,283	Ferrovial SA	120,476
3,245	Fomento de Construcciones y Contratas SA	76,313
8,677	Gamesa Corp. Tecnologica SA	33,962
11,279	Gas Natural SDG SA	184,560
134,479	Iberdrola SA	792,531
3,654	Indra Sistemas SA	48,144
2,310	Industria de Diseno Textil SA (Inditex)	201,694
26,883	International Consolidated Airlines Group SA(a)	75,173
27,129	Mapfre SA	90,204
1,683	Obrascon Huarte Lain SA	45,263
39,331	Repsol YPF SA	1,081,211
4,991	Sacyr Vallehermoso SA	23,873
109,517	Telefonica SA	1,911,031
		9,478,660
	Sweden - 2.9%
4,100	Alfa Laval AB	83,874
3,988	Assa Abloy AB, Class B	108,113
6,381	Atlas Copco AB, Class A	151,527
3,949	Atlas Copco AB, Class B	83,394
1,330	Axfood AB	48,439
4,598	Boliden AB	78,531
7,458	Electrolux AB, Series B	136,468
2,731	Getinge AB, Class B	73,996
17,539	Hennes & Mauritz AB, Class B	573,609
2,225	Hexagon AB, Class B	38,296
2,273	Holmen AB, Class B	65,726
2,233	Husqvarna AB, Class A	11,763
7,311	Husqvarna AB, Class B	38,577
4,709	Industrivarden AB, Class A	70,261
2,050	Industrivarden AB, Class C	29,082
17,115	Investor AB, Class B	346,100
3,461	Kinnevik Investment AB, Class B	72,327
1,440	Lundbergforetagen AB, Class B	45,784
4,422	NCC AB, Class B	91,305
79,278	Nordea Bank AB	663,037
6,090	Peab AB	33,985
4,376	Ratos AB, Class B	55,171
2,691	Saab AB, Class B	57,539
14,273	Sandvik AB	210,655
25,026	SAS AB(a)	32,526
663	Scania AB, Class A	11,294
10,986	Scania AB, Class B	189,086
10,112	Securitas AB, Class B	94,818
42,187	Skandinaviska Enskilda Banken AB, Class A	264,977
11,703	Skanska AB, Class B	204,176
5,904	SKF AB, Class B	139,159
6,764	SSAB AB, Class A	70,725
2,351	SSAB AB, Class B	21,440
21,111	Svenska Cellulosa AB, Class B	352,191
11,695	Svenska Handelsbanken AB, Class A	350,366
18,194	Swedbank AB, Class A	261,044
1,848	Swedish Match AB	64,292
8,043	Tele2 AB, Class B	153,315
57,012	Telefonaktiebolaget LM Ericsson, Class B	529,563
86,327	TeliaSonera AB	573,662
5,591	Trelleborg AB, Class B	52,590
12,643	Volvo AB, Class A	163,854
27,267	Volvo AB, Class B	352,180
		7,048,817
	Switzerland - 4.9%
18,853	ABB Ltd.(a)	394,035
3,063	Adecco SA(a)	145,323
1,170	Aryzta AG(a)	54,072
1,431	Baloise Holding AG	109,861
6,278	Clariant AG(a)	76,325
3,931	Compagnie Financiere Richemont SA	222,711
26,997	Credit Suisse Group AG(a)	701,053
2,663	GAM Holding AG(a)	34,026
358	Geberit AG(a)	74,006
87	Givaudan SA(a)	81,314
174	Helvetia Holding AG	58,467
5,801	Holcim Ltd.(a)	330,864
1,881	Julius Baer Group Ltd.(a)	76,500
611	Kuehne + Nagel International AG	76,873
8	Lindt & Spruengli AG NVTG	23,141
1	Lindt & Spruengli AG, Registered Shares	34,254
873	Lonza Group AG(a)	47,172
40,874	Nestle SA	2,344,610
34,640	Novartis AG	1,875,894
911	Pargesa Holding SA	63,946
6,841	Petroplus Holdings AG(a)	2,678
8,004	Roche Holding AG	1,356,050
231	Schindler Holding AG NVTG	26,853
341	Schindler Holding AG, Registered Shares	39,751
65	SGS SA	116,768
401	Sulzer AG	50,234
258	Swatch Group AG NVTG	108,800
397	Swatch Group AG, Registered Shares	29,140
2,026	Swiss Life Holding(a)	201,366
10,853	Swiss Re AG(a)	589,267
389	Swisscom AG	153,680
797	Syngenta AG(a)	241,284
390	Synthes, Inc.	66,499
5,944	Transocean Ltd.	282,075
56,880	UBS AG(a)	775,018
4,131	Zurich Financial Services AG(a)	992,770
		11,856,680
	United Kingdom - 20.8%
16,782	3i Group PLC	48,887
3,742	AMEC PLC	59,287
13,815	Amlin PLC	74,123
16,282	Anglo American PLC	674,206
3,669	Antofagasta PLC	74,863
9,077	Associated British Foods PLC	165,155
30,479	AstraZeneca PLC	1,469,136
160,033	Aviva PLC	882,376
95,424	BAE Systems PLC	463,497
20,976	Balfour Beatty PLC	90,697
400,078	Barclays PLC	1,341,921
62,228	Barratt Developments PLC(a)	107,233
4,396	Bellway PLC	51,126
29,017	BG Group PLC	652,512
20,792	BHP Billiton PLC	696,574
719,372	BP PLC	5,345,117
26,126	British American Tobacco PLC	1,202,626
16,651	British Land Co. PLC REIT	128,385
14,158	British Sky Broadcasting Group PLC	154,160

318,243	BT Group PLC	$1,021,985
7,651	Bunzl PLC	103,954
2,723	Burberry Group PLC	57,666
170,855	Cable & Wireless Communications PLC	115,666
61,338	Cable & Wireless Worldwide PLC	20,085
6,961	Capita PLC	67,557
12,584	Capital Shopping Centres Group PLC REIT	64,182
11,943	Carillion PLC	58,217
3,496	Carnival PLC	104,269
109,417	Centrica PLC	506,601
3,944	Close Brothers Group PLC	42,011
17,554	Cobham PLC	50,721
34,765	Compass Group PLC	323,131
5,052	Cookson Group PLC	46,000
5,629	De La Rue PLC	83,188
52,280	Debenhams PLC	55,935
33,801	Diageo PLC	747,823
472,034	Dixons Retail PLC(a)	105,030
11,820	Drax Group PLC	99,138
9,537	easyJet PLC(a)	67,183
10,991	Electrocomponents PLC	37,394
51,823	Enterprise Inns PLC(a)	30,463
3,735	Eurasian Natural Resources Corp. PLC	40,698
9,233	Experian PLC	125,230
21,986	FirstGroup PLC	107,555
30,277	G4S PLC	128,763
31,145	GKN PLC	103,015
111,614	GlaxoSmithKline PLC	2,483,470
7,234	Greene King PLC	56,176
11,915	Hammerson PLC REIT	70,904
33,895	Hays PLC	38,164
9,610	Hiscox Ltd.	57,779
48,108	Home Retail Group PLC	81,535
410,067	HSBC Holdings PLC	3,427,724
10,617	ICAP PLC	56,294
4,574	IMI PLC	61,606
17,841	Imperial Tobacco Group PLC	639,096
17,055	Inchcape PLC	91,722
4,985	Inmarsat PLC	31,498
2,579	InterContinental Hotels Group PLC	52,582
9,274	Intermediate Capital Group PLC	40,246
40,055	International Power PLC	212,002
8,602	Invensys PLC	27,447
13,148	Investec PLC	77,951
58,887	ITV PLC	69,602
64,405	J Sainsbury PLC	293,114
4,696	Johnson Matthey PLC	151,990
3,261	Kazakhmys PLC	58,459
42,143	Kesa Electricals PLC	44,824
70,003	Kingfisher PLC	282,467
31,934	Ladbrokes PLC	71,408
19,236	Land Securities Group PLC REIT	204,747
189,752	Legal & General Group PLC	345,552
1,093,397	Lloyds Banking Group PLC(a)	528,329
45,828	Logica PLC	54,818
2,716	Lonmin PLC	44,231
46,949	Man Group PLC	85,720
57,605	Marks & Spencer Group PLC	297,073
11,443	Meggitt PLC	65,549
21,308	Mitchells & Butlers PLC(a)	86,316
11,059	Mondi PLC	88,131
18,498	National Express Group PLC	63,315
81,117	National Grid PLC	809,003
3,870	Next PLC	159,944
163,179	Old Mutual PLC	375,957
15,766	Pearson PLC	291,837
6,716	Pennon Group PLC	73,710
14,543	Persimmon PLC	120,830
109,849	Premier Foods PLC(a)	20,802
57,098	Prudential PLC	631,175
55,039	Punch Taverns PLC(a)	9,554
7,582	Reckitt Benckiser Group PLC	403,931
58,339	Rentokil Initial PLC(a)	69,092
36,239	Resolution Ltd.	156,178
26,681	Rexam PLC	157,469
14,398	Rio Tinto PLC	864,526
24,652	Rolls-Royce Holdings PLC(a)	286,125
716,457	Royal Bank of Scotland Group PLC(a)	300,967
108,603	Royal Dutch Shell PLC, Class A	3,839,793
83,175	Royal Dutch Shell PLC, Class B	3,030,008
121,832	RSA Insurance Group PLC	203,792
13,539	SABMiller PLC	514,475
19,923	Sage Group PLC (The)	92,149
618	Schroders PLC NVTG	11,635
1,744	Schroders PLC, Registered Shares	39,906
26,120	Scottish & Southern Energy PLC	504,105
17,369	Segro PLC REIT	60,245
7,085	Serco Group PLC	56,797
5,839	Severn Trent PLC	140,517
2,147	Shire PLC	71,353
27,047	SIG PLC	42,532
8,531	Smith & Nephew PLC	82,793
5,902	Smiths Group PLC	89,411
55,039	Spirit Pub Co. PLC(a)	43,427
12,307	Stagecoach Group PLC	54,631
29,588	Standard Chartered PLC	716,246
69,517	Standard Life PLC	238,930
11,506	Tate & Lyle PLC	120,200
170,960	Taylor Wimpey PLC(a)	114,388
198,492	Tesco PLC	1,001,085
48,579	Thomas Cook Group PLC	10,349
5,389	Travis Perkins PLC	74,581
35,323	TUI Travel PLC	106,633
2,726	Tullow Oil PLC	59,795
20,123	Unilever PLC	649,710
9,191	United Business Media Ltd.	79,699
25,490	United Utilities Group PLC	242,152
2,314	Vedanta Resources PLC	43,637
1,444,805	Vodafone Group PLC	3,894,199
3,851	Whitbread PLC	99,907
21,277	William Hill PLC	75,446
70,479	William Morrison Supermarkets PLC	318,088
25,127	WPP PLC	295,603
24,001	Xstrata PLC	406,965
455,443	Yell Group PLC(a)	41,398
		50,534,862
	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $270,027,684)-99.9%	242,580,643

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.6%
3,794,085	Invesco Liquid Assets Portfolio - Institutional Class (Cost $3,794,085)(c)(d)	$3,794,085

	Total Investments (Cost $273,821,769)(e) -101.5%	246,374,728
	Liabilities in excess of other assets-(1.5)%	(3,557,591)
	Net Assets-100.0%	$242,817,137

Investment Abbreviations:

CVA	- Dutch Certificates
FDR	- Fiduciary Depositary Receipts
NVTG	- Non-Voting Shares
PPS	- Price Protected Shares
REIT	- Real Estate Investment Trust
RSP	- Registered Savings Plan Shares

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) All or a portion of this security was out on loan at January 31, 2012.

(c) The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therfore considered to be affiliated.

(d) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

(e) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $281,151,035. The net unrealized depreciation was $34,776,307, which consisted of aggregate gross unrealized appreciation of $13,249,271 and aggregate gross unrealized depreciation of $48,025,578.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN)

January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Australia - 5.1%
9,203	Abacus Property Group REIT	$17,898
16,134	Adelaide Brighton Ltd.	50,925
9,982	Alesco Corp. Ltd.	13,473
30,245	Alumina Ltd.	41,143
3,669	Ansell Ltd.	57,982
20,112	APA Group	102,595
12,994	APN News & Media Ltd.	10,081
14,569	Ardent Leisure Group REIT	16,335
25,291	Aristocrat Leisure Ltd.	66,657
17,193	Australand Property Group REIT	47,507
18,110	AWE Ltd.(a)	28,870
44,971	Beach Energy Ltd.	70,734
6,974	Billabong International Ltd.	13,971
11,094	Boart Longyear Group	41,501
3,985	Bradken Ltd.	33,288
11,714	BWP Trust REIT	21,724
970	Campbell Brothers Ltd.	53,605
2,691	Cardno Ltd.	17,159
11,745	Centro Retail Australia REIT(a)	22,967
12,092	Challenger Financial Services Group Ltd.	56,800
8,242	Charter Hall Group REIT	18,745
21,639	Charter Hall Office REIT	81,639
12,799	Charter Hall Retail REIT	44,207
735	Cochlear Ltd.	46,399
83,116	Commonwealth Property Office Fund REIT	85,682
5,609	Consolidated Media Holdings Ltd.	15,975
9,975	Crown Ltd.	85,762
19,382	David Jones Ltd.	53,349
23,808	Downer EDI Ltd.(a)	91,340
93,933	Elders Ltd.(a)	23,959
25,489	Emeco Holdings Ltd.	27,766
1,726	Energy Resources of Australia Ltd.(a)	2,825
58,310	Envestra Ltd.	46,787
50,593	Fairfax Media Ltd.	39,788
29,042	FKP Property Group	19,599
1,435	Fleetwood Corp. Ltd.	18,590
1,510	Flight Centre Ltd.	30,972
3,878	Fortescue Metals Group Ltd.	20,813
6,985	GrainCorp Ltd.	58,199
2,644	Gud Holdings Ltd.	21,130
83,310	Gunns Ltd.(a)	10,624
11,181	GWA International Ltd.	28,399
25,233	Harvey Norman Holdings Ltd.	55,242
17,057	Hills Industries Ltd.	18,762
4,373	Iluka Resources Ltd.	85,140
112,427	Infigen Energy(a)	33,455
102,193	Investa Office Fund REIT	68,965
3,292	IOOF Holdings Ltd.	19,557
1,845	Iress Market Technology Ltd.	13,627
1,994	JB Hi-Fi Ltd.	26,701
22,916	Kagara Ltd.(a)	8,402
36,821	Macmahon Holdings Ltd.(a)	25,827
2,128	Monadelphous Group Ltd.	49,754
17,279	Mount Gibson Iron Ltd.	25,984
5,534	New Hope Corp. Ltd.	33,111
12,044	Nufarm Ltd.(a)	58,367
5,852	OZ Minerals Ltd.	67,852
83,855	Pacific Brands Ltd.	55,252
4,348	Paladin Energy Ltd.(a)	8,502
106,699	PaperlinX Ltd.(a)	7,484
2,150	Perpetual Ltd.	46,269
3,686	Platinum Asset Management Ltd.	13,319
3,909	Premier Investments Ltd.	20,273
19,581	Primary Health Care Ltd.	62,013
11,319	Programmed Maintenance Services Ltd.	24,660
3,519	Ramsay Health Care Ltd.	70,982
3,770	Seek Ltd.	21,075
3,081	Seven Group Holdings Ltd.	25,703
122,001	Sigma Pharmaceuticals Ltd.	77,794
71,466	SP Ausnet	73,292
28,417	Spotless Group Ltd.	72,480
12,830	STW Communications Group Ltd.	12,135
31,531	Ten Network Holdings Ltd.	29,488
15,310	Transfield Services Ltd.	32,541
5,156	UGL Ltd.	73,426
202,144	Virgin Australia Holdings Ltd.(a)	68,745
6,977	Westfield Retail Trust REIT	18,759
		3,062,702
	Austria - 0.9%
1,046	Andritz AG	97,095
3,730	CA Immobilien Anlagen AG(a)	36,377
3,519	Conwert Immobilien Invest SE	38,068
523	Flughafen Wien AG	19,252
308	Mayr-Melnhof Karton AG	28,989
2,469	Oesterreichische Post AG	80,639
1,132	RHI AG	26,006
2,646	S IMMO AG(a)	15,164
208	Schoeller-Bleckmann Oilfield Equipment AG	17,486
520	Semperit AG Holding	22,225
3,330	Strabag SE	97,819
1,676	Verbund AG	45,569
		524,689
	Belgium - 1.0%
824	Ackermans & van Haaren NV	66,219
334	Barco NV	18,123
665	Befimmo SCA Sicafi REIT	44,980
530	Cie d’Entreprises CFE	28,383
789	Cie Maritime Belge SA	17,920
577	Cofinimmo REIT	67,617
1,906	Euronav SA(a)	12,101
259	EVS Broadcast Equipment SA	12,738
336	Gimv NV	16,415
1,013	Mobistar SA	50,702
5,483	Nyrstar(a)	51,240
5,552	RHJ International(a)	25,292
579	Sofina SA	44,127
1,610	Telenet Group Holding NV(a)	63,796
2,126	Tessenderlo Chemie NV	72,637
		592,290

	Bermuda - 0.5%
7,885	Aquarius Platinum Ltd.	$21,215
9,623	BW Offshore Ltd.	14,554
28,400	China Grand Forestry Green Resources Group Ltd.(a)	2,637
12,000	China Yurun Food Group Ltd.	19,839
669	Dockwise Ltd.(a)	11,306
31,706	Golden Ocean Group Ltd.	25,925
8,984	Lancashire Holdings Ltd.	97,610
36,000	Midland Holdings Ltd.	19,312
141,000	Mongolia Energy Co. Ltd.(a)	12,910
7,500	Ports Design Ltd.	12,283
238,000	Samling Global Ltd.	19,950
74,000	Skyworth Digital Holdings Ltd.	31,778
264,000	SRE Group Ltd.	12,767
		302,086
	Canada - 7.5%
11,928	Advantage Oil & Gas Ltd.(a)	42,462
3,719	Aecon Group, Inc.	41,720
4,225	AGF Management Ltd., Class B	66,228
1,154	Agnico-Eagle Mines Ltd.	43,256
1,001	Allied Properties Real Estate Investment Trust REIT	25,693
3,719	Altagas Ltd.	112,291
1,196	Artis Real Estate Investment Trust REIT	17,996
1,577	Astral Media, Inc.	55,431
2,915	Atlantic Power Corp.	43,281
3,192	ATS Automation Tooling Systems, Inc.(a)	22,249
7,045	AuRico Gold, Inc.(a)	66,667
1,583	Birchcliff Energy Ltd.(a)	21,168
953	Boardwalk REIT	49,881
5,225	CAE, Inc.	57,624
2,781	Calloway REIT	74,458
1,583	Canaccord Financial, Inc.	12,375
1,740	Canadian REIT	64,631
2,428	Canadian Apartment Properties REIT	55,322
1,578	Canadian Western Bank	41,651
5,504	Canfor Corp.(a)	64,378
10,325	Cascades, Inc.	46,330
1,356	CCL Industries, Inc., Class B	42,904
1,668	Centerra Gold, Inc.	33,016
6,026	Chartwell Seniors Housing REIT	53,539
5,029	CML Healthcare, Inc.	52,153
929	Cogeco Cable, Inc.	44,743
1,899	Cominar REIT	41,053
735	Corus Entertainment, Inc., Class B	15,267
6,577	Cott Corp.(a)	46,039
1,002	Crew Energy, Inc.(a)	13,688
4,364	Denison Mines Corp.(a)	7,485
1,570	Dollarama, Inc.	67,710
1,780	Dorel Industries, Inc., Class B	43,983
827	Dundee REIT	27,601
2,562	Dundee Corp., Class A(a)	61,799
4,753	Eldorado Gold Corp.	71,993
1,802	Enerflex Ltd.	22,173
5,393	Ensign Energy Services, Inc.	83,892
5,957	Extendicare REIT	49,778
5,640	Fairborne Energy Ltd.(a)	13,610
1,638	First Capital Realty, Inc.	29,253
881	FirstService Corp.(a)	26,065
1,746	Flint Energy Services Ltd.(a)	25,733
1,479	Franco-Nevada Corp.	66,808
1,922	Genworth MI Canada, Inc.	43,582
2,064	Gildan Activewear, Inc.	44,908
2,923	GMP Capital, Inc.	23,230
5,518	Golden Star Resources Ltd.(a)	12,050
2,639	Great Canadian Gaming Corp.(a)	22,631
2,875	Harry Winston Diamond Corp.(a)	33,628
480	Home Capital Group, Inc.	24,650
4,934	HudBay Minerals, Inc.	57,613
3,597	IAMGOLD Corp.	60,007
1,104	Inmet Mining Corp.	73,758
5,956	InnVest REIT	29,398
5,915	Jean Coutu Group PJC, Inc. (The), Class A	78,918
4,430	Lake Shore Gold Corp.(a)	6,538
1,104	Laurentian Bank of Canada	50,860
3,054	Linamar Corp.	52,440
11,020	Lundin Mining Corp.(a)	55,713
873	MacDonald Dettwiler & Associates Ltd.	38,451
1,086	Major Drilling Group International	18,193
2,800	Manitoba Telecom Services, Inc.	88,647
5,904	Maple Leaf Foods, Inc.	65,289
3,487	Martinrea International, Inc.(a)	30,842
1,474	Meg Energy Corp.(a)	66,377
1,478	Morguard REIT	24,686
4,015	Mullen Group Ltd.	77,269
4,996	New Gold, Inc.(a)	58,486
347	Niko Resources Ltd.	16,951
1,341	Norbord, Inc.(a)	13,318
3,150	Nuvista Energy Ltd.(a)	13,632
944	Open Text Corp.(a)	47,838
1,320	Osisko Mining Corp.(a)	15,742
1,389	Pacific Rubiales Energy Corp.	34,945
1,153	Pan American Silver Corp.	26,455
1,469	Petrobakken Energy Ltd., Class A	21,504
2,818	Petrobank Energy & Resources Ltd.(a)	39,227
586	Petrominerales Ltd.	12,230
2,196	Primaris Retail REIT	47,233
6,202	Progress Energy Resources Corp.	65,678
2,966	Progressive Waste Solutions Ltd.	67,344
3,471	Quadra FNX Mining Ltd.(a)	52,055
2,009	Reitmans (Canada) Ltd., Class A	29,448
1,433	Ritchie Bros Auctioneers, Inc.	33,766
3,512	Russel Metals, Inc.	86,955
2,550	Savanna Energy Services Corp.(a)	18,181
931	ShawCor Ltd., Class A	27,665
1,318	Silver Wheaton Corp.	47,011
1,401	Stantec, Inc.(a)	38,977
435	SXC Health Solutions Corp.(a)	27,527
3,807	Thompson Creek Metals Co., Inc.(a)	32,192
2,074	Tim Hortons, Inc.	101,048
1,771	TMX Group, Inc.	75,707
2,117	Toromont Industries Ltd.	46,991
2,498	Torstar Corp., Class B	21,571
4,234	Transcontinental, Inc., Class A	54,252
6,224	TransForce, Inc.	100,542
1,478	Trican Well Service Ltd.	24,583
1,664	Trilogy Energy Corp.	51,852
7,691	Trinidad Drilling Ltd.	51,460
2,959	Uranium One, Inc.(a)	7,554
1,315	West Fraser Timber Co. Ltd.	63,347
		4,518,322
	Cayman Islands - 0.9%
8,000	AAC Technologies Holdings, Inc.	19,540

18,000	Anta Sports Products Ltd.	$18,129
49,000	Belle International Holdings Ltd., Class A	79,618
106,000	Bosideng International Holdings Ltd.	30,483
44,000	China Shanshui Cement Group Ltd.	32,343
123,600	China Zhongwang Holdings Ltd.	50,208
14,000	ENN Energy Holdings Ltd.	42,517
34,000	GCL-Poly Energy Holdings Ltd.	11,707
65,000	Geely Automobile Holdings Ltd.	19,195
62,000	Hutchison Telecommunications Hong Kong Holdings Ltd.	25,345
50,000	Ju Teng International Holdings Ltd.	6,512
28,500	KWG Property Holding Ltd.	11,835
18,000	Li Ning Co. Ltd.	18,570
24,000	Minth Group Ltd.	25,905
190,000	Renhe Commercial Holdings Co. Ltd.	22,542
24,400	Sands China Ltd.(a)	82,597
79,000	Want Want China Holdings Ltd.	73,249
		570,295
	China - 0.9%
39,405	Agile Property Holdings Ltd.	43,956
29,000	BYD Electronic International Co. Ltd.(a)	9,798
84,000	China Dongxiang Group Co.	13,974
22,000	China High Speed Transmission Equipment Group Co. Ltd.	11,660
105,000	Country Garden Holdings Co.	45,090
85,500	Fosun International	52,042
31,500	Greentown China Holdings Ltd.	14,258
35,500	Kingboard Laminates Holdings Ltd.	18,999
36,000	Nine Dragons Paper Holdings Ltd.	24,280
1,195,000	Semiconductor Manufacturing International Corp.(a)	63,183
42,500	Shimao Property Holdings Ltd.	43,791
105,150	Shui On Land Ltd.	36,612
57,000	Soho China Ltd.	37,414
9,000	Stella International Holdings Ltd.	20,659
1,900	Tencent Holdings Ltd.	46,480
18,000	Yangzijiang Shipbuilding Holdings Ltd.	15,838
16,000	Yanlord Land Group Ltd.	14,651
		512,685
	Cyprus - 0.0%
5,678	Songa Offshore SE(a)	22,002

	Denmark - 1.1%
336	Alk-Abello A/S	19,909
1,219	Bang & Olufsen A/S(a)	14,703
408	Coloplast A/S, Class B	60,275
689	D/S Norden A/S	17,264
2,007	East Asiatic Co. Ltd. A/S	45,942
3,469	GN Store Nord A/S	35,214
2,022	H. Lundbeck A/S	39,876
779	NKT Holding A/S	29,423
3,084	Novozymes A/S, Class B	86,886
159	Rockwool International A/S, Class B	15,104
215	Simcorp A/S	32,671
3,224	Sydbank A/S	54,981
637	Topdanmark A/S(a)	99,827
6,564	Torm A/S(a)	4,635
1,634	Trygvesta AS	88,819
187	William Demant Holding(a)	15,499
		661,028
	Finland - 1.2%
5,603	Amer Sports Oyj, Class A	71,146
1,745	Cargotec Corp., Class B	63,366
5,034	Citycon Oyj	16,474
785	Cramo Oyj	11,098
3,029	Finnair Oyj(a)	10,032
3,103	HKScan Oyj, Class A	25,306
4,324	Kemira Oyj	53,151
1,897	Konecranes Oyj	46,387
1,371	Lassila & Tikanoja Oyj	20,532
19,943	M-real Oyj, Class B(a)	44,903
5,567	Oriola-KD Oyj, Class B	14,429
3,968	Orion Oyj, Class B	77,084
1,985	Poyry Oyj	16,266
2,133	Ramirent Oyj	22,170
2,672	Sanoma Oyj	36,097
12,242	Sponda Oyj	52,403
1,141	Stockmann Oyj Abp, Class B	21,508
4,789	Tieto Oyj	72,345
4,890	Uponor Oyj	50,058
		724,755
	France - 3.6%
930	Aeroports de Paris	68,723
713	Alten Ltd.	19,726
8,907	Altran Technologies SA(a)	42,103
954	Axway Software SA(a)	18,795
977	Beneteau SA	10,443
323	bioMerieux	27,183
189	Bollore	38,423
278	Bonduelle SCA	24,262
4,161	Bull(a)	16,831
886	Bureau Veritas SA	65,031
2,211	CFAO SA	75,455
671	Ciments Francais SA	49,531
1,865	Club Mediterranee SA(a)	37,341
800	Dassault Systemes SA	66,374
5,664	Derichebourg SA(a)	20,931
2,973	Edenred	72,232
4,049	Etablissements Maurel et Prom	67,341
677	Euler Hermes SA	44,808
1,624	Eutelsat Communications SA	60,322
405	FFP	18,508
764	Gecina SA REIT	72,998
1,261	Groupe Steria SCA	24,505
15,146	Havas SA	70,128
350	Hermes International	121,735
741	ICADE REIT	60,393
156	Iliad SA	18,865
421	Ingenico	17,682
529	Ipsen SA	15,550
875	Ipsos	27,954
1,433	JC Decaux SA(a)	36,364
544	Manitou BF SA(a)	11,259
4,049	Maurel & Prom Nigeria(a)	9,541
1,045	Medica SA(a)	16,826
852	Mercialys SA REIT	29,600
673	Mersen	22,791
1,647	Nexity	47,669
278	Pierre & Vacances	10,091
1,730	Plastic Omnium SA	45,361
598	Remy Cointreau SA	52,691
967	Rubis	52,229
654	SA des Ciments Vicat	39,621
827	Saft Groupe SA	25,062

719	SEB SA	$59,767
200	Seche Environnement SA	7,393
1,226	Sechilienne-Sidec	19,435
2,008	Sequana	14,221
1,147	Societe BIC SA	102,281
274	Societe de La Tour Eiffel REIT	14,168
2,768	Societe d’Edition de Canal Plus	15,606
357	Societe Immobiliere de Location pour l’Industrie et le Commerce REIT	36,246
2,067	SOITEC(a)	12,601
184	Sopra Group SA	10,598
8,893	Technicolor SA(a)	26,577
2,307	Teleperformance	57,848
6,831	UbiSoft Entertainment SA(a)	53,474
143	Vilmorin & Cie	14,341
113	Virbac SA	15,828
		2,133,662
	Germany - 3.4%
2,343	Aareal Bank AG(a)	53,444
7,552	Air Berlin PLC(a)	22,925
458	Aixtron SE	6,178
1,598	Axel Springer AG	74,983
712	Bauer AG	22,145
1,727	BayWa AG	65,516
784	Bechtle AG	27,936
640	Brenntag AG	66,973
708	Demag Cranes AG	49,121
756	Deutsche Beteiligungs AG	16,329
1,463	Deutsche Euroshop AG	49,937
2,282	Deutsche Wohnen AG	30,306
5,394	Deutz AG(a)	36,576
1,592	DIC Asset AG	12,248
283	Draegerwerk AG & Co. KGaA (Preference)	25,173
529	ElringKlinger AG	15,889
253	Fielmann AG	26,260
1,271	Fraport AG	76,169
715	Fuchs Petrolub AG	29,914
513	Fuchs Petrolub AG (Preference)	23,773
671	Gerry Weber International AG	22,759
2,440	Gildemeister AG(a)	36,460
897	H&R Wasag AG	19,844
724	Hamburger Hafen und Logistik AG	23,220
17,784	Heidelberger Druckmaschinen AG(a)	39,576
334	Hugo Boss AG (Preference)	29,797
5,057	IVG Immobilien AG(a)	11,916
2,352	Jenoptik AG(a)	16,432
828	Jungheinrich AG (Preference)	25,585
1,313	Kabel Deutschland Holding AG(a)	68,511
2,210	Kloeckner & Co. SE	30,724
1,940	Kontron AG	15,227
535	Krones AG	30,650
25	KSB AG (Preference)	13,254
1,177	KUKA AG(a)	24,976
1,700	Leoni AG	76,420
1,401	MTU Aero Engines Holding AG	97,769
175	Pfeiffer Vacuum Technology AG	18,015
2,563	ProSiebenSat.1 Media AG (Preference)	60,190
182	Puma SE	56,965
7,426	Q-Cells SE(a)	3,237
485	Rheinmetall AG	26,027
2,692	Rhoen Klinikum AG	55,837
2,459	SGL Carbon SE(a)	124,252
1,403	Sixt AG	25,804
1,490	Sixt AG (Preference)	24,869
6,522	Sky Deutschland AG(a)	15,333
996	Software AG	32,478
3,707	Solarworld AG	18,489
2,322	Stada Arzneimittel AG	68,908
3,011	Suedzucker AG	89,040
2,348	United Internet AG	43,892
301	Vossloh AG	30,765
422	Wacker Chemie AG	38,708
		2,047,724
	Gibraltar - 0.0%
8,476	Bwin.Party Digital Entertainment PLC	21,454

	Greece - 0.5%
8,644	Ellaktor SA	15,502
3,276	Hellenic Exchanges SA Holding Clearing Settlement & Registry	14,152
5,779	Hellenic Petroleum SA	43,650
12,616	Intralot SA Integrated Lottery Systems & Services	13,708
4,577	JUMBO SA(a)	21,749
57,012	Marfin Investment Group SA(a)	31,345
6,161	Motor Oil (Hellas) Corinth Refineries SA	47,987
6,642	Mytilineos Holdings SA(a)	27,649
2,578	Titan Cement Co. SA	43,230
5,441	TT Hellenic Postbank SA(a)	5,591
5,354	Viohalco(a)	22,358
		286,921
	Hong Kong - 3.7%
3,512	ASM Pacific Technology Ltd.	45,199
14,935	Cafe de Coral Holdings Ltd.	34,128
78,213	Champion REIT	30,964
7,000	Cheung Kong Infrastructure Holdings Ltd.	39,854
52,000	China Gas Holdings Ltd.	24,208
22,134	China Mengniu Dairy Co. Ltd.	59,228
117,799	China Travel International Investment Hong Kong Ltd.	22,179
18,500	Chinese Estates Holdings Ltd.	30,012
11,698	Dah Sing Banking Group Ltd.	11,812
6,927	Dah Sing Financial Holdings Ltd.	23,761
31,710	Digital China Holdings Ltd.	52,342
121,328	First Pacific Co. Ltd.	138,625
131,000	Foxconn International Holdings Ltd.(a)	90,211
71,315	Giordano International Ltd.	56,927
222,490	Global Bio-Chem Technology Group Co. Ltd.	50,211
273,760	GOME Electrical Appliances Holdings Ltd.	65,311
22,000	Great Eagle Holdings Ltd.	54,188
4,000	Guoco Group Ltd.	41,524
9,888	Hengan International Group Co. Ltd.	88,430
38,978	HKR International Ltd.	14,225
2,129	Hong Kong Aircraft Engineering Co. Ltd.	29,597
18,361	Hongkong & Shanghai Hotels Ltd. (The)	24,436
30,604	Hopewell Highway Infrastructure Ltd.	16,773
18,215	Hopewell Holdings Ltd.	47,566
42,206	Hopson Development Holdings Ltd.	26,017
21,000	Hysan Development Co. Ltd.	82,597
63,083	Johnson Electric Holdings Ltd.	37,340
32,000	K Wah International Holdings Ltd.	9,037
17,313	Kowloon Development Co. Ltd.	16,231
36,000	Lee & Man Paper Manufacturing Ltd.	14,717

8,000	Lifestyle International Holdings Ltd.	$18,714
77,200	New World China Land Ltd.	18,617
38,000	NWS Holdings Ltd.	61,549
36,000	Shangri-La Asia Ltd.	74,744
40,000	Shougang Fushan Resources Group Ltd.	16,094
80,174	Shun Tak Holdings Ltd.	34,015
60,000	Singamas Container Holdings Ltd.	13,541
61,000	SJM Holdings Ltd.	109,186
11,500	SmarTone Telecommunications Holding Ltd.	19,487
56,818	Techtronic Industries Co.	63,160
13,025	Television Broadcasts Ltd.	75,837
28,857	Texwinca Holdings Ltd.	31,668
32,000	Tingyi (Cayman Islands) Holding Corp.	93,468
102,000	TPV Technology Ltd.	26,044
34,000	Vitasoy International Holdings Ltd.	25,737
8,470	VTech Holdings Ltd.	88,310
27,000	Wheelock & Co. Ltd.	86,176
5,925	Wing Hang Bank Ltd.	54,631
36,000	Xinyi Glass Holdings Co. Ltd.	21,309
		2,209,937
	Ireland - 0.7%
16,608	Aer Lingus Group PLC(a)	18,980
14,527	C&C Group PLC	59,788
4,107	Elan Corp. PLC(a)	54,784
5,162	Glanbia PLC	32,570
12,683	Grafton Group PLC	44,645
25,701	Greencore Group PLC	25,348
29,421	Independent News & Media PLC(a)	8,473
9,868	James Hardie Industries SE CDI	74,354
5,444	Kingspan Group PLC	50,897
669	Paddy Power PLC	37,115
9,210	United Drug PLC	23,510
		430,464
	Israel - 0.9%
2,870	Clal Industries Ltd.	14,009
619	Clal Insurance Enterprise Holdings Ltd.	9,422
159	Delek Group Ltd.	33,969
4,604	Discount Investment Corp.	30,437
638	Elbit Systems Ltd.	26,606
2,375	Gazit-Globe Ltd.	23,796
297	Harel Insurance Investments & Financial Services Ltd.	11,123
744	IDB Holding Corp. Ltd.(a)	7,956
72	Israel Corp. Ltd. (The)	43,922
41,770	Israel Discount Bank Ltd., Class A(a)	60,185
11,783	Migdal Insurance & Financial Holding Ltd.	17,356
4,518	Mizrahi Tefahot Bank Ltd.	39,566
1,247	NICE Systems Ltd.(a)	45,036
110,259	Oil Refineries Ltd.(a)	65,522
4,377	Partner Communications Co. Ltd.	36,261
162	Paz Oil Co. Ltd.	21,709
4,256	Shufersal Ltd.	15,962
1,245	Strauss Group Ltd.(a)	15,310
		518,147
	Italy - 2.2%
5,915	ACEA SpA	36,609
2,395	Ansaldo STS SpA	23,232
12,367	Arnoldo Mondadori Editore SpA	22,470
3,024	Astaldi SpA	19,991
6,307	Autogrill SpA	69,145
2,705	Autostrada Torino-Milano SpA	25,141
2,201	Azimut Holding SpA	18,713
8,930	Benetton Group SpA	47,344
45,308	Beni Stabili SpA REIT	22,455
1,562	Brembo SpA	16,951
5,744	Cementir Holding SpA	12,835
34,410	CIR-Compagnie Industriali Riunite SpA	54,819
6,261	Credito Emiliano SpA	25,899
659	Danieli & C. Officine Meccaniche SpA	16,416
1,682	Danieli & C. Officine Meccaniche SpA RSP	21,644
6,890	Davide Campari-Milano SpA	45,954
6,848	De’Longhi SpA	67,502
54,350	Edison SpA(a)	59,230
2,777	Esprinet SpA	13,414
33,948	Gemina SpA(a)	28,130
3,627	Geox SpA	12,041
10,136	Gruppo Editoriale L’Espresso SpA	14,038
41,476	Hera SpA	58,095
15,952	Immsi SpA	12,759
29,131	Impregilo SpA	99,987
3,518	Indesit Co. SpA	20,291
2,599	Interpump Group SpA	19,291
37,015	Iren SpA	34,427
555	Italmobiliare SpA	13,586
1,343	Italmobiliare SpA RSP	19,549
4,328	Lottomatica SpA(a)	72,519
5,929	Maire Tecnimont SpA	5,910
1,626	Marr SpA	16,858
13,801	Mediolanum SpA	59,293
78,693	Milano Assicurazioni SpA(a)	24,260
7,611	Piaggio & C. SpA	20,225
59,701	Prelios SpA(a)	6,979
3,110	Recordati SpA	24,651
2,261	Safilo Group SpA(a)	16,160
2,686	Societa’ Cattolica di Assicurazioni Scarl	51,968
2,760	Societa Iniziative Autostradali e Servizi SpA	19,727
10,719	Sorin SpA(a)	19,448
234	Tod’s SpA	21,013
1,273	Trevi Finanziaria SpA	9,749
		1,320,718
	Japan - 37.8%
15,000	77 Bank Ltd. (The)	68,852
36	Accordia Golf Co. Ltd.	27,809
4,570	Acom Co. Ltd.(a)	82,290
4,400	ADEKA Corp.	43,740
2,400	Aderans Co. Ltd.(a)	28,894
3,700	Advantest Corp.	42,459
4,100	AEON Credit Service Co. Ltd.	62,750
1,500	AEON Mall Co. Ltd.	33,167
2,400	Aica Kogyo Co. Ltd.	33,553
400	Aichi Bank Ltd. (The)	24,236
4,000	Aichi Steel Corp.	21,823
9,000	Air Water, Inc.	118,505
4,700	Akebono Brake Industry Co. Ltd.	23,731
8,000	Akita Bank Ltd. (The)	24,131
1,600	Alpen Co. Ltd.	30,909
1,900	Alpine Electronics, Inc.	23,921
3,600	Amano Corp.	32,341
2,000	Anritsu Corp.	23,816
5,700	AOC Holdings, Inc.	39,096
1,300	AOKI Holdings, Inc.	20,953
9,000	Aomori Bank Ltd. (The)	28,210
4,300	Aoyama Trading Co. Ltd.	77,315
21,000	Aozora Bank Ltd.	58,387

1,200	Arcs Co. Ltd.	$23,402
2,000	Asatsu-DK, Inc.	55,659
4,200	Asics Corp.	47,591
1,600	Autobacs Seven Co. Ltd.	73,967
10,000	Awa Bank Ltd. (The)	67,672
8,000	Bando Chemical Industries Ltd.	30,321
800	Bank of Iwate Ltd. (The)	36,511
13,000	Bank of Nagoya Ltd. (The)	45,521
900	Bank of Okinawa Ltd. (The)	38,892
2,300	Bank of The Ryukyus Ltd.	29,621
7,500	Best Denki Co. Ltd.(a)	19,082
74	BIC Camera, Inc.	42,702
9,000	Calsonic Kansei Corp.	56,302
1,200	Canon Electronics, Inc.	30,563
6,900	Canon Marketing Japan, Inc.	84,429
1,300	Capcom Co. Ltd.	28,813
1,600	Cawachi Ltd.	33,972
13,000	Central Glass Co. Ltd.	62,911
1,700	Century Tokyo Leasing Corp.	34,691
1,600	Chiyoda Co. Ltd.	30,070
9,000	Chiyoda Corp.	104,931
1,400	Chofu Seisakusho Co. Ltd.	35,730
1,700	Chudenko Corp.	18,706
5,000	Chugoku Marine Paints Ltd.	31,803
2,500	Circle K Sunkus Co. Ltd.	43,049
13,600	Citizen Holdings Co. Ltd.	82,581
2,300	CKD Corp.	17,767
3,600	CMK Corp.(a)	12,984
1,600	Coca-Cola Central Japan Co. Ltd.	21,382
3,600	Coca-Cola West Co. Ltd.	61,849
1,700	Cocokara Fine, Inc.	44,590
6,600	COMSYS Holdings Corp.	73,833
2,100	Daibiru Corp.	14,073
14,000	Daido Steel Co. Ltd.	91,620
20,950	Daiei, Inc. (The)(a)	75,008
6,500	Daifuku Co. Ltd.	36,656
9,000	Daihen Corp.	35,764
16,000	Daikyo, Inc.(a)	35,672
5,000	Dainippon Screen Manufacturing Co. Ltd.	42,033
6,500	Dainippon Sumitomo Pharma Co. Ltd.	74,931
8,000	Daio Paper Corp.	53,298
19,000	Daishi Bank Ltd. (The)	63,541
13,000	Daiwabo Holdings Co. Ltd.	32,393
6,100	DCM Holdings Co. Ltd.	48,000
8,000	Denki Kogyo Co. Ltd.	38,400
300	DISCO Corp.	16,190
1,800	Don Quijote Co. Ltd.	66,854
2,300	Doutor Nichires Holdings Co. Ltd.	32,215
3,600	Duskin Co. Ltd.	71,197
37	eAccess Ltd.	8,414
700	Earth Chemical Co. Ltd.	26,320
14,000	Ebara Corp.	54,531
6,000	Ehime Bank Ltd. (The)	17,626
10,000	Eighteenth Bank Ltd. (The)	29,377
1,100	EXEDY Corp.	33,541
6,000	Ezaki Glico Co. Ltd.	67,672
1,200	F.C.C. Co. Ltd.	25,432
2,700	FamilyMart Co. Ltd.	109,239
2,100	Fancl Corp.	28,560
1,200	Foster Electric Co. Ltd.	15,816
700	FP Corp.	46,728
1,500	Fuji Co. Ltd.	36,059
28	Fuji Media Holdings, Inc.	43,258
3,600	Fuji Oil Co. Ltd.	50,471
2,800	Fuji Soft, Inc.	54,384
5,000	Fujitec Co. Ltd.	33,508
13,000	Fukui Bank Ltd. (The)	41,430
7,000	Fukuyama Transporting Co. Ltd.	41,128
1,200	Funai Electric Co. Ltd.	28,517
29,000	Furukawa Co. Ltd.(a)	27,384
13,000	Furukawa-Sky Aluminum Corp.	34,951
1,700	Futaba Corp.	28,092
8,400	Futaba Industrial Co. Ltd.	50,455
1,000	Fuyo General Lease Co. Ltd.	36,643
28	Geo Corp.	30,405
2,100	Glory Ltd.	45,690
16,000	Godo Steel Ltd.	42,387
610	Goldcrest Co. Ltd.	10,560
9,000	GS Yuasa Corp.	52,997
12,000	Gunze Ltd.	36,826
9,000	H2O Retailing Corp.	70,466
1,500	Hamamatsu Photonics KK	53,902
1,800	Heiwa Corp.	32,365
10,000	Heiwa Real Estate Co. Ltd.	23,213
2,400	Heiwado Co. Ltd.	31,570
12,000	Higashi-Nippon Bank Ltd. (The)	26,439
11,000	Higo Bank Ltd. (The)	64,052
1,400	Hikari Tsushin, Inc.	36,281
19,000	Hino Motors Ltd.	121,849
800	Hirose Electric Co. Ltd.	76,800
21,000	Hiroshima Bank Ltd. (The)	98,597
1,200	HIS Co. Ltd.	34,749
1,300	Hisamitsu Pharmaceutical Co., Inc.	56,348
18,000	Hitachi Cable Ltd.(a)	41,075
2,400	Hitachi Capital Corp.	36,134
4,200	Hitachi Chemical Co. Ltd.	73,920
4,100	Hitachi Construction Machinery Co. Ltd.	81,193
2,500	Hitachi High-Technologies Corp.	54,721
2,200	Hitachi Koki Co. Ltd.	17,658
4,000	Hitachi Kokusai Electric, Inc.	34,833
6,000	Hitachi Metals Ltd.	68,852
1,700	Hitachi Transport System Ltd.	28,894
42,000	Hitachi Zosen Corp.	61,141
800	Hogy Medical Co. Ltd.	34,098
12,000	Hokkoku Bank Ltd. (The)	47,685
8,000	Hokuetsu Kishu Paper Co. Ltd.	54,977
1,300	Hokuto Corp.	28,643
1,200	Horiba Ltd.	38,290
2,700	Hoshizaki Electric Co. Ltd.	62,180
6,900	Hosiden Corp.	50,585
2,900	House Foods Corp.	54,007
2,300	Hulic Co. Ltd.	27,449
13,000	Hyakugo Bank Ltd. (The)	54,898
12,000	Hyakujushi Bank Ltd. (The)	56,813
1,400	IBJ Leasing Co. Ltd.	35,106
4,100	Iino Kaiun Kaisha Ltd.	19,680
2,000	Inaba Denki Sangyo Co. Ltd.	59,043
6,400	Inabata & Co. Ltd.	40,540
13,000	Iseki & Co. Ltd.(a)	29,666
21,000	Ishihara Sangyo Kaisha Ltd.(a)	25,338
6,900	IT Holdings Corp.	84,700
3,600	ITO EN Ltd.	61,141
5,300	ITOCHU Enex Co. Ltd.	31,279
1,200	ITOCHU Techno-Solutions Corp.	55,475

13,000	Itoham Foods, Inc.	$51,830
13,000	Iwatani Corp.	45,010
12,000	Iyo Bank Ltd. (The)	115,200
4,000	Izumi Co. Ltd.	70,662
4,000	Izumiya Co. Ltd.	20,144
15,000	Jaccs Co. Ltd.	48,197
1,200	Jafco Co. Ltd.	23,670
2,700	Japan Airport Terminal Co. Ltd.	37,393
3,000	Japan Aviation Electronics Industry Ltd.	23,803
1,500	Japan Petroleum Exploration Co. Ltd.	66,295
13,000	Japan Radio Co. Ltd.	36,656
5,400	Japan Securities Finance Co. Ltd.	27,690
8,000	Japan Steel Works Ltd. (The)	64,630
6,000	Japan Wool Textile Co. Ltd. (The)	45,010
21,000	JFE Shoji Holdings, Inc.	94,741
11,000	J-Oil Mills, Inc.	32,171
3,000	Joshin Denki Co. Ltd.	33,600
20,000	Juroku Bank Ltd. (The)	67,148
6,300	JVC KENWOOD Holdings, Inc.(a)	25,944
1,300	Kadokawa Group Holdings, Inc.	41,736
1,200	Kaga Electronics Co. Ltd.	13,377
3,000	Kagome Co. Ltd.	60,157
12,000	Kagoshima Bank Ltd. (The)	82,780
3,000	Kaken Pharmaceutical Co. Ltd.	39,462
11,000	Kamigumi Co. Ltd.	96,800
8,000	Kandenko Co. Ltd.	41,757
13,000	Kaneka Corp.	72,630
9,000	Kansai Paint Co. Ltd.	84,866
16,000	Kansai Urban Banking Corp.	27,279
1,500	Kato Sangyo Co. Ltd.	30,275
8,000	Kayaba Industry Co. Ltd.	42,597
19,000	Keihan Electric Railway Co. Ltd.	94,439
2,000	Keihin Corp.	36,800
13,000	Keikyu Corp.	119,003
13,000	Keisei Electric Railway Co. Ltd.	97,862
7,000	Keiyo Bank Ltd. (The)	34,426
105	Kenedix, Inc.(a)	13,881
7,200	Kewpie Corp.	106,607
10,000	Kikkoman Corp.	115,934
1,600	Kissei Pharmaceutical Co. Ltd.	33,049
6,400	Kitz Corp.	29,377
36,000	Kiyo Holdings, Inc.	56,184
700	Kobayashi Pharmaceutical Co. Ltd.	35,987
2,000	Kohnan Shoji Co. Ltd.	31,108
5,000	Koito Manufacturing Co. Ltd.	80,590
4,100	Kojima Co. Ltd.	27,638
7,600	Kokuyo Co. Ltd.	54,421
2,200	Komeri Co. Ltd.	67,572
3,800	Komori Corp.	24,769
4,800	Konami Corp.	126,531
1,300	Kose Corp.	32,087
2,300	K’s Holdings Corp.	80,387
25,000	Kumagai Gumi Co. Ltd.(a)	28,197
15,000	Kurabo Industries Ltd.	30,295
9,000	KUREHA Corp.	43,318
2,700	Kurita Water Industries Ltd.	73,298
1,800	Kuroda Electric Co. Ltd.	19,216
1,900	Kyoei Steel Ltd.	34,337
13,000	Kyokuyo Co. Ltd.	31,541
3,000	KYORIN Holdings, Inc.	52,131
6,000	Kyowa Exeo Corp.	60,118
12,000	Kyowa Hakko Kirin Co. Ltd.	147,777
6,000	Kyudenko Corp.	37,771
58,900	Leopalace21 Corp.(a)	129,773
1,200	Lintec Corp.	22,788
13,000	Lion Corp.	78,256
1,300	Mabuchi Motor Co. Ltd.	55,666
19,000	Maeda Corp.	78,741
7,000	Maeda Road Construction Co. Ltd.	84,826
3,000	Makino Milling Machine Co. Ltd.	20,852
1,300	Mandom Corp.	33,928
9,000	Marudai Food Co. Ltd.	32,695
53,000	Maruha Nichiro Holdings, Inc.	101,482
2,900	Maruichi Steel Tube Ltd.	67,736
3,600	Marusan Securities Co. Ltd.	12,559
3,600	Matsui Securities Co. Ltd.	19,499
3,100	Matsumotokiyoshi Holdings Co. Ltd.	63,504
2,000	Max Co. Ltd.	25,049
4,100	Megmilk Snow Brand Co. Ltd.	80,763
8,000	Meidensha Corp.	28,328
1,400	Meitec Corp.	27,982
3,200	Mikuni Coca-Cola Bottling Co. Ltd.	28,538
15,000	Minato Bank Ltd. (The)	29,311
1,600	Ministop Co. Ltd.	29,713
1,300	Miraca Holdings, Inc.	48,641
1,300	MISUMI Group, Inc.	30,296
6,000	Mitsuba Corp.	51,777
6,000	Mitsubishi Logistics Corp.	69,246
36,000	Mitsubishi Paper Mills Ltd.(a)	36,354
13,000	Mitsubishi Steel Manufacturing Co. Ltd.	40,236
4,800	Mitsubishi Tanabe Pharma Corp.	67,609
1,670	Mitsubishi UFJ Lease & Finance Co. Ltd.	69,866
6,000	Mitsuboshi Belting Co. Ltd.	32,026
9,000	Mitsui Sugar Co. Ltd.	30,807
7,000	Mitsui-Soko Co. Ltd.	27,633
5,800	Mitsumi Electric Co. Ltd.	47,389
1,200	Miura Co. Ltd.	34,119
13,000	Miyazaki Bank Ltd. (The)	34,098
6,000	Mizuno Corp.	32,420
4,000	Mochida Pharmaceutical Co. Ltd.	45,272
61	Monex Group, Inc.	9,744
4,100	Mori Seiki Co. Ltd.	39,844
14,000	Morinaga & Co. Ltd.	33,600
17,000	Morinaga Milk Industry Co. Ltd.	67,554
1,500	Mos Food Services, Inc.	30,413
1,600	Musashi Seimitsu Industry Co. Ltd.	36,805
1,400	Musashino Bank Ltd. (The)	47,058
1,200	Nabtesco Corp.	25,495
8,000	Nachi-Fujikoshi Corp.	39,764
6,100	Nagase & Co. Ltd.	70,640
2,900	Namura Shipbuilding Co. Ltd.	11,600
13,000	Nanto Bank Ltd. (The)	70,754
1,500	NEC Networks & System Integration Corp.	21,875
16	NET One Systems Co. Ltd.	40,624
6,000	NGK Spark Plug Co. Ltd.	74,046
8,100	NHK Spring Co. Ltd.	77,654
5,000	Nichias Corp.	28,459
2,300	Nichicon Corp.	22,804
18,000	Nichirei Corp.	88,289
1,800	Nifco, Inc.	48,063
1,500	Nihon Kohden Corp.	35,607
2,000	Nihon Parkerizing Co. Ltd.	26,413
5,000	Nihon Unisys Ltd.	32,262
11,000	Nihon Yamamura Glass Co. Ltd.	29,862

4,000	Nikkiso Co. Ltd.	$35,725
9,000	Nippo Corp.	100,446
5,000	Nippon Chemi-Con Corp.	17,311
6,500	Nippon Coke & Engineering Co. Ltd.	9,633
6,000	Nippon Denko Co. Ltd.	29,036
4,000	Nippon Densetsu Kogyo Co. Ltd.	40,918
12,000	Nippon Flour Mills Co. Ltd.	54,767
7,000	Nippon Kayaku Co. Ltd.	67,200
2,500	Nippon Konpo Unyu Soko Co. Ltd.	26,262
42,000	Nippon Light Metal Co. Ltd.	55,633
14,000	Nippon Metal Industry Co. Ltd.(a)	13,403
9,000	Nippon Paint Co. Ltd.	66,334
3,000	Nippon Seiki Co. Ltd.	35,528
8,000	Nippon Shokubai Co. Ltd.	90,125
2,700	Nippon Signal Co. Ltd.	16,926
7,000	Nippon Soda Co. Ltd.	34,518
11,000	Nippon Steel Trading Co. Ltd.	32,315
22,000	Nippon Suisan Kaisha Ltd.	78,479
240	Nippon Television Network Corp.	37,141
4,000	Nippon Thompson Co. Ltd.	23,711
8,000	Nippon Yakin Kogyo Co. Ltd.(a)	13,534
3,600	Nipro Corp.	32,152
41,000	Nishimatsu Construction Co. Ltd.	90,334
28,000	Nishi-Nippon City Bank Ltd. (The)	81,889
13,000	Nishi-Nippon Railroad Co. Ltd.	64,787
6,700	Nissan Chemical Industries Ltd.	66,956
5,000	Nissan Shatai Co. Ltd.	51,934
3,600	Nissen Holdings Co. Ltd.	16,477
1,400	Nissha Printing Co. Ltd.	18,599
12,000	Nisshin Oillio Group Ltd. (The)	51,305
8,000	Nisshinbo Holdings, Inc.	80,262
2,400	Nissin Kogyo Co. Ltd.	36,921
550	Nitori Co. Ltd.	50,492
7,000	Nittetsu Mining Co. Ltd.	31,764
10,000	Nitto Boseki Co. Ltd.	34,098
9,000	NOF Corp.	45,679
3,600	Nomura Real Estate Holdings, Inc.	55,853
8,000	Noritake Co. Ltd.	24,656
2,200	Noritz Corp.	39,009
1,400	NSD Co. Ltd.	12,191
40	NTT Urban Development Corp.	29,272
140	OBIC Co. Ltd.	27,100
19,000	Ogaki Kyoritsu Bank Ltd. (The)	63,292
1,300	Oiles Corp.	26,273
7,000	Oita Bank Ltd. (The)	20,748
5,000	Okamura Corp.	37,049
10,000	Okasan Securities Group, Inc.	33,443
92,000	Oki Electric Industry Co. Ltd.(a)	88,079
1,300	Okinawa Electric Power Co., Inc. (The)	55,154
5,000	OKUMA Corp.	36,262
12,000	Okumura Corp.	52,249
2,000	Okuwa Co. Ltd.	28,328
9,000	Onward Holdings Co. Ltd.	72,826
700	Oracle Corp. Japan	24,493
40,000	Orient Corp.(a)	39,344
1,100	Oriental Land Co. Ltd.	116,852
2,300	OSG Corp.	34,417
700	Otsuka Corp.	50,125
7,000	Pacific Metals Co. Ltd.	39,292
2,500	Paltac Corp.	32,557
5,000	PanaHome Corp.	36,328
3,500	Parco Co. Ltd.	28,689
3,600	Park24 Co. Ltd.	46,222
25,500	Penta-Ocean Construction Co. Ltd.	91,633
15,500	Pioneer Corp.(a)	73,993
6,000	Press Kogyo Co. Ltd.	30,295
14,000	Rengo Co. Ltd.	99,331
1,800	Resorttrust, Inc.	28,517
1,300	Ricoh Leasing Co. Ltd.	30,808
8,000	Riken Corp.	32,420
1,100	Rinnai Corp.	76,315
1,800	Riso Kagaku Corp.	27,289
3,000	Rohto Pharmaceutical Co. Ltd.	36,630
3,600	Round One Corp.	22,190
10,000	Ryobi Ltd.	37,902
5,000	Ryoden Trading Co. Ltd.	31,148
1,200	Ryohin Keikaku Co. Ltd.	59,725
2,700	Ryosan Co. Ltd.	59,630
2,100	Ryoyo Electro Corp.	24,264
13,000	Saibu Gas Co. Ltd.	36,485
1,300	Saizeriya Co. Ltd.	20,612
8,000	Sakai Chemical Industry Co. Ltd.	32,000
1,200	Sakata Seed Corp.	16,981
7,000	San-Ai Oil Co. Ltd.	33,049
10,000	Sanden Corp.	33,049
1,600	Sangetsu Co. Ltd.	44,338
10,000	San-in Godo Bank Ltd. (The)	75,541
7,000	Sanken Electric Co. Ltd.	24,879
6,000	Sanki Engineering Co. Ltd.	32,498
33,000	Sankyo-Tateyama Holdings, Inc.(a)	61,889
17,000	Sankyu, Inc.	65,325
2,100	Sanshin Electronics Co. Ltd.	17,764
1,700	Santen Pharmaceutical Co. Ltd.	69,561
19,000	Sanwa Holdings Corp.	62,046
5,000	Sanyo Chemical Industries Ltd.	33,246
9,000	Sanyo Shokai Ltd.	22,426
6,000	Sanyo Special Steel Co. Ltd.	33,679
11,400	Sapporo Hokuyo Holdings, Inc.	40,965
20,000	Sapporo Holdings Ltd.	77,115
9,000	Seiko Holdings Corp.	19,239
2,500	Seiren Co. Ltd.	14,689
2,000	Sekisui Jushi Corp.	20,328
7,000	Senko Co. Ltd.	28,551
36,700	Senshu Ikeda Holdings, Inc.	55,351
13,000	Shiga Bank Ltd. (The)	87,803
6,000	Shikoku Bank Ltd. (The)	23,843
1,300	Shima Seiki Manufacturing Ltd.	23,511
2,700	Shimachu Co. Ltd.	64,198
8,000	Shimadzu Corp.	69,666
800	Shimamura Co. Ltd.	82,466
1,700	Shimano, Inc.	83,941
2,800	Shin-Etsu Polymer Co. Ltd.	12,852
3,700	Shinko Electric Industries Co. Ltd.	27,416
1,700	Shinko Plantech Co. Ltd.	13,979
8,000	Shinmaywa Industries Ltd.	38,505
3,000	Shochiku Co. Ltd.	30,807
1,300	Shoei Co. Ltd./Chiyoda-Ku	5,967
5,300	Showa Corp.(a)	34,615
1,700	Sintokogio Ltd.	15,874
48	SKY Perfect JSAT Holdings, Inc.	24,803
6,000	SMK Corp.	19,830
3,800	Sohgo Security Services Co. Ltd.	42,361
3,500	Sony Financial Holdings, Inc.	58,157
16,000	Sotetsu Holdings, Inc.	51,620

1,700	Square Enix Holdings Co. Ltd.	$34,223
1,900	Star Micronics Co. Ltd.	18,265
1,100	Sugi Holdings Co. Ltd.	30,713
4,300	Sumco Corp.(a)	36,825
14,000	Sumikin Bussan Corp.	39,475
3,012	Sumisho Computer Systems Corp.	50,444
12,000	Sumitomo Bakelite Co. Ltd.	69,875
35,000	Sumitomo Light Metal Industries Ltd.(a)	34,885
31,000	Sumitomo Osaka Cement Co. Ltd.	95,948
8,200	Sumitomo Rubber Industries Ltd.	97,432
8,000	Sumitomo Warehouse Co. Ltd. (The)	39,134
8,000	Suruga Bank Ltd.	71,134
28,000	SWCC Showa Holdings Co. Ltd.(a)	29,377
1,500	Tachi-S Co. Ltd.	28,702
7,000	Tadano Ltd.	47,921
4,000	Taihei Dengyo Kaisha Ltd.	31,895
1,600	Taikisha Ltd.	35,819
5,200	Taiyo Yuden Co. Ltd.	46,783
8,000	Takara Holdings, Inc.	52,039
4,000	Takara Standard Co. Ltd.	32,052
3,000	Takasago International Corp.	14,361
4,800	Takasago Thermal Engineering Co. Ltd.	39,848
1,800	Takata Corp.	40,957
1,200	Tamron Co. Ltd.	32,184
18,000	Tekken Corp.	27,620
14	T-Gaia Corp.	26,476
3,600	THK Co. Ltd.	77,335
11,000	Toagosei Co. Ltd.	46,020
16,000	Tobishima Corp.(a)	26,020
4,900	Toc Co. Ltd.	24,548
7,000	Tochigi Bank Ltd. (The)	25,338
17,000	Toda Corp.	67,777
6,000	Toei Co. Ltd.	28,564
13,000	Toho Bank Ltd. (The)	42,111
4,900	Toho Co. Ltd.	85,083
8,000	Toho Holdings Co. Ltd.	130,518
5,000	Toho Zinc Co. Ltd.	20,590
8,000	Tokai Carbon Co. Ltd.	43,541
2,100	Tokai Rika Co. Ltd.	35,115
1,900	Tokai Rubber Industries Ltd.	21,878
13,000	Tokai Tokyo Financial Holdings, Inc.	39,384
20,000	Tokuyama Corp.	68,984
2,400	Tokyo Broadcasting System Holdings, Inc.	32,262
17,000	Tokyo Dome Corp.(a)	46,374
1,700	Tokyo Ohka Kogyo Co. Ltd.	37,166
1,500	Tokyo Seimitsu Co. Ltd.	30,098
8,100	Tokyo Steel Manufacturing Co. Ltd.	60,870
21,000	Tokyo Tatemono Co. Ltd.(a)	76,839
2,600	Tokyo Tomin Bank Ltd. (The)	33,416
3,600	Tomy Co. Ltd.	25,920
2,300	Toppan Forms Co. Ltd.	18,521
16,000	Topy Industries Ltd.	44,066
3,000	Toshiba Machine Co. Ltd.	16,485
3,000	Toshiba Plant Systems & Services Corp.	33,797
11,000	Toshiba TEC Corp.	42,125
33,000	Toyo Construction Co. Ltd.	35,921
8,000	Toyo Engineering Corp.	33,469
9,000	Toyo Ink SC Holdings Co. Ltd.	35,764
4,000	Toyo Suisan Kaisha Ltd.	98,466
21,000	Toyo Tire & Rubber Co. Ltd.	52,328
48,000	Toyobo Co. Ltd.	70,505
3,100	Toyoda Gosei Co. Ltd.	50,332
5,400	Toyota Boshoku Corp.	58,285
2,400	transcosmos, Inc.	31,727
2,900	Trend Micro, Inc.(a)	92,115
1,600	Trusco Nakayama Corp.	32,336
2,000	TS Tech Co. Ltd.	34,597
4,600	TSI Holdings Co. Ltd.(a)	23,166
7,000	Tsubakimoto Chain Co.	40,761
4,500	Tsukuba Bank Ltd.	16,407
1,300	Tsumura & Co.	38,719
500	Tsuruha Holdings, Inc.	26,787
16	TV Asahi Corp.	27,992
1,200	UKC Holdings Corp.	12,606
2,100	Ulvac, Inc.(a)	28,064
1,500	Unicharm Corp.	78,787
10,000	Uniden Corp.	38,426
1,400	Unipres Corp.	43,662
36,000	Unitika Ltd.(a)	21,718
2,600	Ushio, Inc.	37,883
640	USS Co. Ltd.	61,104
1,900	Valor Co. Ltd.	30,550
4,800	Vital KSK Holdings, Inc.	40,100
5,000	Wacoal Holdings Corp.	65,311
1,600	Xebio Co. Ltd.	39,386
1,100	Yachiyo Bank Ltd. (The)	26,472
180	Yahoo! Japan Corp.	54,956
6,000	Yamagata Bank Ltd. (The)	30,531
9,000	Yamanashi Chuo Bank Ltd. (The)	40,721
2,900	Yamatake Corp.	63,781
1,800	Yamato Kogyo Co. Ltd.	56,585
9,000	Yamazaki Baking Co. Ltd.	119,095
5,600	Yamazen Corp.	43,625
7,000	Yaskawa Electric Corp.	61,784
13,000	Yodogawa Steel Works Ltd.	60,013
11,500	Yokogawa Electric Corp.(a)	113,567
4,100	Yokohama Reito Co. Ltd.	32,800
1,300	Yorozu Corp.	31,336
14	Yoshinoya Holdings Co. Ltd.	19,885
17,000	Yuasa Trading Co. Ltd.	27,869
2,400	Zensho Co. Ltd.	32,514
8,000	Zeon Corp.	70,190
		22,661,581
	Jersey Island - 0.3%
6,642	Atrium European Real Estate Ltd.	30,518
22,139	Beazley PLC	48,981
592	Randgold Resources Ltd.	66,936
27,873	Regus PLC	40,466
		186,901
	Liechtenstein - 0.0%
251	Liechtensteinische Landesbank AG	10,659
142	Verwaltungs-und Privat-Bank AG	12,963
		23,622
	Luxembourg - 0.1%
12,543	Colt Group SA(a)	18,210
3,606	GAGFAH SA	18,136
		36,346
	Malaysia - 0.0%
17,500	Parkson Retail Group Ltd.	20,920

	Netherlands - 1.2%
3,565	Aalberts Industries NV	66,898
1,175	AMG Advanced Metallurgical Group NV(a)	13,536
1,740	Arcadis NV	33,631

931	ASM International NV	$30,803
1,905	BinckBank NV	20,573
1,429	Eurocommercial Properties NV REIT	49,488
1,168	Grontmij NV CVA	7,828
2,500	Heijmans NV CVA	29,594
1,093	Koninklijke Ten Cate NV	33,967
1,025	Koninklijke Vopak NV	55,737
13,981	Koninklijke Wessanen NV	50,733
3,873	Mediq NV	61,676
3,154	Nieuwe Steen Investments Funds NV REIT	38,810
4,324	Ordina NV(a)	5,904
4,290	QIAGEN NV(a)	70,057
921	Sligro Food Group NV	26,012
883	TKH Group NV	20,228
3,442	TomTom NV(a)	15,545
544	Unit 4 NV	12,733
1,029	Vastned Retail NV REIT	45,825
4,458	Wavin NV(a)	53,456
		743,034
	New Zealand - 0.6%
16,417	Air New Zealand Ltd.	12,346
28,823	AMP NZ Office Ltd.	20,485
32,169	Auckland International Airport Ltd.	65,265
10,649	Contact Energy Ltd.(a)	42,066
13,216	Fisher & Paykel Healthcare Corp. Ltd.	23,263
25,536	Goodman Property Trust REIT	21,525
15,974	Infratil Ltd.	24,752
36,262	Kiwi Income Property Trust REIT	31,315
7,642	Nuplex Industries Ltd.	15,725
26,203	Sky City Entertainment Group Ltd.	76,439
5,326	Sky Network Television Ltd.	22,975
		356,156
	Norway - 0.9%
3,210	Atea ASA	31,371
2,086	Austevoll Seafood ASA	9,116
2,176	Cermaq ASA(a)	30,032
9,865	DNO International ASA(a)	13,716
858	Fred. Olsen Energy ASA	32,383
87,571	Marine Harvest ASA	47,597
9,405	Norwegian Energy Co. ASA(a)	9,552
14,541	Norwegian Property ASA	20,975
8,425	Prosafe SE	65,437
17,506	Renewable Energy Corp. ASA(a)	13,041
2,197	Schibsted ASA	62,781
2,818	Sparebanken 1 SMN	18,328
1,246	Stolt-Nielsen Ltd.	26,800
3,134	Subsea 7 SA(a)	63,556
2,064	TGS Nopec Geophysical Co. ASA	51,722
3,253	Tomra Systems ASA	23,878
		520,285
	Portugal - 0.6%
39,757	Banco BPI SA(a)	24,981
22,441	Banco Espirito Santo SA	37,103
14,091	Banif SGPS SA(a)	5,368
9,599	CIMPOR-Cimentos de Portugal SGPS SA	64,713
4,828	Jeronimo Martins SGPS SA(a)	80,676
12,004	Mota-Engil SGPS SA	16,311
8,772	Portucel Empresa Produtora de Pasta e Papel SA(a)	20,784
3,001	Semapa-Sociedade de Investimento e Gestao SGPS SA(a)	20,699
7,999	Sonae Industria SGPS SA(a)	6,555
10,494	Sonaecom SGPS SA	16,498
13,556	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	43,689
		337,377
	Singapore - 1.8%
55,000	Ascendas REIT	81,678
37,000	Ascott Residence Trust REIT	29,167
70,000	CapitaCommercial Trust REIT	59,920
13,000	CDL Hospitality Trusts REIT	18,374
17,000	Cosco Corp. Singapore Ltd.	15,973
14,000	Ezra Holdings Ltd.(a)	11,705
40,000	Fortune REIT	20,375
47,000	Frasers Commercial Trust REIT	28,817
20,000	Keppel Land Ltd.	45,388
61,000	Lippo-Mapletree Indonesia Retail Trust REIT	18,458
16,000	M1 Ltd.	30,832
42,000	Mapletree Logistics Trust REIT	29,096
54,000	Neptune Orient Lines Ltd.	55,898
43,300	Olam International Ltd.	89,644
33,000	Raffles Education Corp. Ltd.	12,219
13,000	Sakari Resources Ltd.	24,430
15,000	SembCorp Marine Ltd.	59,362
7,000	SIA Engineering Co.	19,341
30,000	Singapore Airport Terminal Services Ltd.	54,704
14,000	Singapore Exchange Ltd.	72,461
47,000	Singapore Post Ltd.	36,489
21,000	SMRT Corp. Ltd.	29,096
27,000	StarHub Ltd.	60,843
83,000	Suntec REIT	74,352
22,000	UOL Group Ltd.	80,583
36,000	Wing Tai Holdings Ltd.	35,259
		1,094,464
	South Korea - 7.4%
61	Amorepacific Corp.(a)	54,356
382	AMOREPACIFIC Group, Inc.(a)	87,564
4,440	Asiana Airlines(a)	29,169
2,295	Cheil Worldwide, Inc.	35,548
421	CJ CheilJedang Corp.(a)	115,430
1,510	CJ Corp.(a)	104,175
2,216	Daeduck Electronics Co.(a)	21,699
3,760	Daesang Corp.(a)	49,370
5,240	Daewoo Engineering & Construction Co. Ltd.(a)	55,276
1,860	Daewoo International Corp.	49,921
33,140	Daewoo Motor Sales(a)	35,106
5,400	Daewoo Securities Co. Ltd.	63,213
2,800	Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	69,417
3,460	Daishin Securities Co. Ltd.	36,807
1,590	Daishin Securities Co. Ltd. (Preference)	11,068
300	Dong-A Pharmaceutical Co. Ltd., Class A(a)	25,451
2,630	Dongbu Corp.(a)	11,648
1,660	Dongbu Hitek Co. Ltd.(a)	13,728
6,090	Dongbu Steel Co. Ltd.(a)	35,835
4,160	Doosan Engineering & Construction Co. Ltd.(a)	12,832
2,680	Doosan Infracore Co. Ltd.(a)	45,329
1,800	Halla Climate Control Corp.(a)	34,290
1,099	Handsome Co. Ltd.(a)	32,970
413	Hanil Cement Co. Ltd.(a)	17,206

2,549	Hanjin Heavy Industries & Construction Co. Ltd.(a)	$47,311
8,100	Hanjin Heavy Industries & Construction Holdings Co. Ltd.	58,189
1,520	Hanjin Shipping Co. Ltd.(a)	18,267
6,610	Hanjin Shipping Holdings Co. Ltd.(a)	50,251
1,053	Hanjin Transportation Co. Ltd.(a)	22,028
6,680	Hansol Paper Co.(a)	52,686
2,621	Hanwha Chemical Corp.(a)	67,546
2,559	Hanwha General Insurance Co. Ltd.(a)	17,313
2,792	Hanwha Securities Co.	13,546
407	Hite Jinro Co. Ltd.(a)	9,058
1,031	Hotel Shilla Co. Ltd.	40,566
1,120	Hyundai Hysco Co. Ltd.(a)	39,282
3,850	Hyundai Marine & Fire Insurance Co. Ltd.	113,099
3,400	Hyundai Merchant Marine Co. Ltd.(a)	87,319
8,020	Hyundai Securities Co.	76,034
3,420	Jeonbuk Bank	15,177
317	KCC Corp.	85,504
2,620	Keangnam Enterprises Ltd.(a)	20,874
754	Kisco Corp.(a)	17,317
620	Kolon Corp.(a)	12,197
4,980	Kolon Engineering & Construction Co. Ltd.(a)	23,496
423	Korea Express Co. Ltd.(a)	33,475
2,200	Korea Investment Holdings Co. Ltd.	79,904
673	Korea Line Corp.(a)	18,153
314	Korea Zinc Co. Ltd.(a)	107,196
5,779	Korean Reinsurance Co.	73,823
1,690	Kyeryong Construction Industrial Co. Ltd.(a)	20,987
990	LG Fashion Corp.(a)	40,143
371	LG Hausys Ltd.	27,511
133	LG Household & Health Care Ltd.	56,593
223	LG Innotek Co. Ltd.(a)	17,866
16,520	LG Uplus Corp.	92,795
3,510	LIG Insurance Co. Ltd.	75,771
51	Lotte Chilsung Beverage Co. Ltd.(a)	57,885
40	Lotte Confectionery Co. Ltd.(a)	60,533
1,654	Meritz Financial Holdings Co. Ltd.(a)	4,189
4,935	Meritz Fire & Marine Insurance Co. Ltd.	51,839
587	Mirae Asset Securities Co. Ltd.	19,674
34	Namyang Dairy Products Co. Ltd.(a)	25,999
99	Ncsoft Corp.(a)	25,954
437	NHN Corp.(a)	82,471
270	Nong Shim Co. Ltd.(a)	56,843
301	OCI Co. Ltd.(a)	70,069
119	Orion Corp.(a)	72,458
204	Ottogi Corp.(a)	29,056
1,090	Poongsan Corp.(a)	30,565
780	S&T Daewoo Co. Ltd.(a)	21,108
783	S1 Corp.	39,730
435	Samchully Co. Ltd.(a)	35,045
1,342	Samsung Card Co. Ltd.	51,847
453	Samsung Engineering Co. Ltd.	86,499
449	Samsung Fine Chemicals Co. Ltd.	24,621
1,126	Samsung Techwin Co. Ltd.	56,734
759	Samyang Corp.(a)	48,997
1,313	Seah Besteel Corp.(a)	58,792
1,780	SK Chemicals Co. Ltd.	102,362
632	SK Gas Co. Ltd.	40,564
8,980	SK Networks Co. Ltd.(a)	87,933
550	SKC Co. Ltd.(a)	23,648
3,530	Ssangyong Cement Industrial Co. Ltd.(a)	14,628
6,620	Ssangyong Motor Co.(a)	43,668
1,310	STX Engine Co. Ltd.(a)	19,242
10,030	STX Pan Ocean Co. Ltd.(a)	64,018
73	Taekwang Industrial Co. Ltd.(a)	85,779
5,790	Taeyoung Engineering & Construction(a)	29,585
13,090	Taihan Electric Wire Co. Ltd.(a)	36,123
9,210	Tongyang, Inc.(a)	9,060
13,270	Tong Yang Securities, Inc.	72,531
2,630	Woongjin Coway Co. Ltd.(a)	95,170
1,250	Woongjin Thinkbig Co. Ltd.(a)	17,359
5,200	Woori Investment & Securities Co. Ltd.	61,566
28	Young Poong Corp.(a)	31,655
231	Yuhan Corp.(a)	27,658
		4,452,142
	Spain - 1.5%
2,218	Abengoa SA	46,891
2,118	Almirall SA	14,889
4,052	Antena 3 de Television SA	25,567
9,629	Banco de Valencia SA(a)	5,798
7,649	Banco Espanol de Credito SA	39,050
3,013	Bolsas y Mercados Espanoles	82,275
3,775	Caja de Ahorros del Mediterraneo	—
95	Construcciones y Auxiliar de Ferrocarriles SA	49,495
956	Corporacion Financiera Alba SA	39,634
11,710	EDP Renovaveis SA(a)	67,447
3,548	Grifols SA(a)	64,791
2,792	Grupo Catalana Occidente SA	50,218
7,963	Grupo Empresarial Ence SA	19,545
5,214	Mediaset Espana Comunicacion SA	30,489
2,910	Melia Hotels International SA	17,218
12,883	NH Hoteles SA(a)	41,993
570	Pescanova SA	19,676
20,805	Promotora de Informaciones SA, Class A(a)	21,516
735	Prosegur Cia de Seguridad SA	33,935
1,512	Red Electrica Corporacion SA	69,602
674	Tecnicas Reunidas SA	24,444
6,460	Tubacex SA(a)	18,604
1,115	Viscofan SA	43,014
5,127	Zardoya Otis SA	73,155
		899,246
	Sweden - 2.2%
1,868	AarhusKarlshamn AB	55,277
905	AF AB, Class B	16,081
469	Avanza Bank Holding AB	12,122
864	Axis Communications AB	20,111
3,268	BE Group AB(a)	11,806
3,292	Billerud AB	28,886
3,196	Bure Equity AB(a)	9,528
6,060	Castellum AB	76,980
2,065	Clas Ohlson AB, Class B	26,687
1,615	Concentric AB(a)	10,910
1,027	Elekta AB, Class B	49,032
20,180	Eniro AB(a)	44,750
7,087	Fabege AB	61,822
2,772	Gunnebo AB	11,195
1,522	Hakon Invest AB	22,620
1,615	Haldex AB	8,040
904	Hoganas AB, Class B	31,397
4,852	Hufvudstaden AB, Class A	50,983
2,759	Intrum Justitia AB	43,455

2,308	JM AB	$42,622
5,045	KappAhl AB(a)	6,038
4,921	Klovern AB(a)	18,934
123	Klovern AB (Preference)(a)	2,339
9,927	Kungsleden AB	74,714
3,676	Lindab International AB	24,077
3,523	Loomis AB, Class B	51,349
6,371	Lundin Petroleum AB(a)	143,337
10,113	Meda AB, Class A	106,634
619	Mekonomen AB	21,999
1,491	Modern Times Group AB, Class B	74,557
1,341	NIBE Industrier AB, Class B	20,432
6,908	Nobia AB(a)	26,376
2,009	Oresund Investment AB	32,011
43,169	PA Resources AB(a)	10,587
3,878	Rezidor Hotel Group AB(a)	14,636
892	Skistar AB	11,593
3,716	Wallenstam AB, Class B	36,563
1,801	Wihlborgs Fastigheter AB	24,597
		1,335,077
	Switzerland - 2.8%
1,207	Actelion Ltd.(a)	46,267
962	AFG Arbonia-Forster Holding AG(a)	21,445
157	Allreal Holding AG(a)	23,833
163	Autoneum Holding AG(a)	9,226
858	Bank Sarasin & Cie AG, Class B	26,031
94	Banque Cantonale Vaudoise	47,608
59	Barry Callebaut AG(a)	55,561
476	BB Biotech AG	36,984
684	BKW SA(a)	26,777
306	Bucher Industries AG	60,495
57	Burckhardt Compression Holding AG	14,306
394	Charles Voegele Holding AG(a)	8,033
194	Daetwyler Holding AG	13,713
281	Dufry Group(a)	31,932
1,436	EFG International AG(a)	12,430
81	Emmi AG	16,841
420	Ems-Chemie Holding AG	75,724
88	Flughafen Zuerich AG	33,493
66	Forbo Holding AG(a)	39,653
94	Galenica AG	54,840
160	Georg Fischer AG(a)	67,203
309	Huber & Suhner AG	14,449
100	Kaba Holding AG, Class B	37,380
1,436	Kudelski SA	12,414
108	Kuoni Reisen Holding AG, Class B(a)	32,003
3,934	Logitech International SA(a)	30,138
99	Mobimo Holding AG(a)	22,888
4,111	Nobel Biocare Holding AG(a)	57,043
8,516	OC Oerlikon Corp. AG(a)	58,341
746	Panalpina Welttransport Holding AG(a)	80,189
110	Partners Group Holding AG	19,258
987	PSP Swiss Property AG(a)	82,483
163	Rieter Holding AG(a)	30,186
7,361	Schmolz + Bickenbach AG(a)	51,469
32	Sika AG	66,116
716	Sonova Holding AG(a)	73,227
63	St. Galler Kantonalbank AG	25,245
102	Straumann Holding AG	18,368
899	Swiss Prime Site AG(a)	68,334
437	Valiant Holding	54,459
135	Valora Holding AG	31,196
13	Vetropack Holding AG	25,163
1,376	Vontobel Holding AG	37,183
446	Zehnder Group AG	27,911
		1,677,838
	United Kingdom - 8.6%
27,472	Aberdeen Asset Management PLC	103,569
3,345	Admiral Group PLC	49,672
32,639	Aegis Group PLC	81,277
7,163	Afren PLC(a)	13,621
3,614	Aggreko PLC	119,480
6,018	ARM Holdings PLC	57,883
5,370	Ashmore Group PLC	31,473
30,231	Ashtead Group PLC	112,205
7,806	Babcock International Group PLC	89,862
20,594	BBA Aviation PLC	60,577
6,297	Berendsen PLC	45,780
5,065	Berkeley Group Holdings PLC (The)(a)	101,269
4,515	Big Yellow Group PLC REIT	19,936
14,567	Bodycote PLC	70,135
80,801	Booker Group PLC	91,615
8,887	Bovis Homes Group PLC	62,309
7,860	Brewin Dolphin Holdings PLC	18,729
13,078	Britvic PLC	70,994
9,709	Cairn Energy PLC(a)	43,175
15,108	Capital & Counties Properties PLC	45,274
1,757	Carpetright PLC(a)	15,250
3,858	Chemring Group PLC	23,366
3,808	Computacenter PLC	23,887
2,131	Croda International PLC	65,071
6,085	CSR PLC	22,249
10,083	Daily Mail & General Trust PLC, Class A	69,517
10,829	Dairy Crest Group PLC	53,573
2,210	Derwent London PLC REIT	58,346
3,827	Devro PLC	16,076
2,186	Domino Printing Sciences PLC	20,456
25,674	DS Smith PLC	91,928
13,324	Elementis PLC	32,233
33,238	F&C Asset Management PLC	34,775
7,115	Fenner PLC	49,548
8,269	Filtrona PLC	49,455
825	Fresnillo PLC	22,601
2,715	Galliford Try PLC	20,415
51,834	Game Group PLC	4,286
3,681	Gem Diamonds Ltd.(a)	12,199
27,000	Genting Singapore PLC(a)	35,044
1,172	Genus PLC	18,846
2,959	Go-Ahead Group PLC	59,255
10,438	Grainger PLC	16,307
7,955	Great Portland Estates PLC REIT	45,230
5,568	Greggs PLC	44,812
10,992	Halfords Group PLC	55,334
10,399	Halma PLC	58,092
38,194	Henderson Group PLC	66,842
1,788	Hikma Pharmaceuticals PLC	20,259
1,823	Hochschild Mining PLC	14,220
6,250	Homeserve PLC	28,001
17,512	Howden Joinery Group PLC(a)	29,680
4,630	Hunting PLC	58,889
8,971	IG Group Holdings PLC	67,060
9,015	International Personal Finance PLC	27,072
16,226	Interserve PLC	74,384
2,555	Intertek Group PLC	85,154

4,525	ITE Group PLC	$14,617
5,075	Jardine Lloyd Thompson Group PLC	54,619
7,754	JD Wetherspoon PLC	49,814
6,317	John Wood Group PLC	65,593
2,097	Keller Group PLC	11,681
2,232	Kier Group PLC	47,198
14,513	Laird PLC	38,384
5,852	London Stock Exchange Group PLC	80,342
40,788	Marston’s PLC	62,435
13,117	McBride PLC(a)	24,218
9,986	Melrose PLC	59,252
6,128	Michael Page International PLC	37,627
4,572	Micro Focus International PLC	30,497
6,683	Millennium & Copthorne Hotels PLC	46,930
10,863	Misys PLC(a)	55,387
20,478	Mitie Group PLC	82,243
11,870	Morgan Crucible Co. PLC	58,555
3,943	Mothercare PLC	12,273
8,981	N Brown Group PLC	32,597
6,238	Pace PLC	8,392
21,275	Paragon Group of Cos. PLC	59,424
3,297	Petrofac Ltd.	75,701
1,978	Petropavlovsk PLC	23,613
10,405	Premier Farnell PLC	33,956
7,578	Premier Oil PLC(a)	49,137
4,754	PZ Cussons PLC	22,896
41,683	Qinetiq Group PLC	84,985
12,565	Rank Group PLC	26,114
1,397	Rathbone Brothers PLC	25,242
12,807	Redrow PLC(a)	24,919
7,490	Restaurant Group PLC	35,057
3,419	Robert Wiseman Dairies PLC	20,961
1,483	Rotork PLC	44,488
8,510	RPS Group PLC	28,000
3,566	Salamander Energy PLC(a)	12,830
3,679	Savills PLC	19,507
11,639	Senior PLC	33,061
5,389	Shaftesbury PLC REIT	42,563
26,131	Shanks Group PLC	40,576
3,874	Soco International PLC(a)	17,833
2,797	Spectris PLC	67,575
1,709	Spirax-Sarco Engineering PLC	53,371
7,326	Spirent Communications PLC	13,734
11,933	Sports Direct International PLC(a)	46,098
4,936	St. James’s Place PLC	27,262
2,820	Sthree PLC	12,104
11,361	Stobart Group Ltd.	22,464
1,492	Synergy Health PLC	19,942
12,962	TalkTalk Telecom Group PLC	25,159
2,166	Telecity Group PLC(a)	22,115
10,862	Tullett Prebon PLC	51,045
1,518	Ultra Electronics Holdings PLC	36,699
5,122	Unite Group PLC	14,387
1,268	Victrex PLC	25,552
3,478	Weir Group PLC (The)	107,299
8,943	WH Smith PLC	77,901
7,910	Wincanton PLC(a)	10,360
4,632	Workspace Group PLC REIT	16,556
5,466	WS Atkins PLC	60,466
30,051	Xchanging PLC(a)	32,721
5,901	Yule Catto & Co. PLC	18,242
		5,133,116
	Total Common Stocks and Other Equity Interests (Cost $64,081,402)	59,937,986

	Rights - 0.0%
	Austria - 0.0%
24,553	Immofinanz AG, expiring 12/31/49(a) (Cost $0)	—

	Warrants - 0.0%
	Netherlands - 0.0%
1,617	Nieuwe Steen Investments Funds NV REIT, expiring 01/04/13(a) (Cost $0)	—

	Total Investments (Cost $64,081,402)(b)-99.9%	59,937,986
	Other assets less liabilities-0.1%	30,771
	Net Assets-100.0%	$59,968,757

Investment Abbreviations:

CDI	-Chess Depository Interests
CVA	- Dutch Certificates
REIT	- Real Estate Investment Trust
RSP	- Registered Savings Plan Shares

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $64,911,354. The net unrealized depreciation was $4,973,368, which consisted of aggregate gross unrealized appreciation of $5,191,151 and aggregate gross unrealized depreciation of $10,164,519.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI Emerging Markets Portfolio (PXH)

January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Brazil - 17.4%
6,500	AES Tiete SA	$81,956
14,700	AES Tiete SA (Preference)	210,036
51,000	All America Latina Logistica SA	292,819
213,549	Banco Bradesco SA (Preference)	3,830,804
172,258	Banco do Brasil SA	2,675,786
75,184	Banco Santander Brasil SA	695,830
214,985	BM&FBOVESPA SA	1,349,797
18,591	Bradespar SA (Preference)	373,541
105,389	Brasil Telecom SA (Preference)	671,325
38,209	Braskem SA (Preference), Class A	341,401
57,900	BRF - Brasil Foods SA	1,144,504
75,400	CCR SA	523,803
97,310	Centrais Eletricas Brasileiras SA	997,894
78,400	Centrais Eletricas Brasileiras SA (Preference), Class B	1,146,618
18,679	Cia Brasileira de Distribuicao Grupo PAO de Acucar (Preference)	779,003
11,710	Cia de Bebidas das Americas	347,875
61,800	Cia de Bebidas das Americas (Preference)	2,259,598
15,164	Cia de Saneamento Basico do Estado de Sao Paulo(a)	505,409
12,952	Cia Energetica de Minas Gerais	218,136
81,421	Cia Energetica de Minas Gerais (Preference)	1,645,259
19,221	Cia Energetica de Sao Paulo (Preference), Class B	360,174
20,808	Cia Paranaense de Energia (Preference)	482,041
117,582	Cia Siderurgica Nacional SA	1,225,932
39,500	Cyrela Brazil Realty SA Empreendimentos E Participacoes	365,122
12,947	EDP - Energias do Brasil SA	301,041
110,867	Embraer SA	763,857
22,955	Fibria Celulose SA	186,877
28,613	Gerdau SA	225,582
139,517	Gerdau SA (Preference)	1,327,101
259,500	Itau Unibanco Holding SA (Preference)	5,206,604
169,227	Itausa - Investimentos Itau SA (Preference)	1,106,008
77,782	JBS SA(a)	283,950
77,300	Klabin SA (Preference)	357,707
29,604	Light SA	464,085
117,370	Metalurgica Gerdau SA (Preference)	1,408,118
27,200	Natura Cosmeticos SA	581,481
383,862	Petroleo Brasileiro SA	5,901,352
578,047	Petroleo Brasileiro SA (Preference)	8,113,925
45,300	Redecard SA	815,214
40,475	Souza Cruz SA	525,824
38,400	Suzano Papel E Celulose SA (Preference)	162,340
28,775	Tele Norte Leste Participacoes SA	327,302
114,700	Tele Norte Leste Participacoes SA (Preference)	1,100,868
29,243	Telefonica Brasil SA (Preference)	812,770
13,192	Telemar Norte Leste SA (Preference), Class A	339,145
100,066	Tim Participacoes SA	554,525
34,254	Tractebel Energia SA	593,731
32,196	Ultrapar Participacoes SA	650,211
53,484	Usinas Siderurgicas de Minas Gerais SA	517,607
137,532	Usinas Siderurgicas de Minas Gerais SA (Preference), Class A	920,861
128,523	Vale SA	3,282,094
166,427	Vale SA (Preference), Class A	4,058,940
23,000	Weg SA	255,964
		63,669,747
	Chile - 1.4%
2,867,036	Banco de Chile	432,055
4,291,900	Banco Santander Chile SA	338,248
57,156	Centros Comerciales Sudamericanos SA	325,314
465,258	Empresa Nacional de Electricidad SA	719,608
18,048	Empresa Nacional de Telecomunicaciones SA	330,785
140,418	Empresas CMPC SA	561,901
51,311	Empresas Copec SA	772,721
3,175,017	Enersis SA	1,150,907
44,229	S.A.C.I. Falabella	380,727
		5,012,266
	China - 10.4%
1,896,000	Agricultural Bank of China Ltd., H-Shares	936,447
430,000	Aluminum Corp. of China Ltd., H-Shares	209,607
270,000	Angang Steel Co. Ltd., H-Shares	194,287
8,532,000	Bank of China Ltd., H-Shares	3,663,880
1,090,000	Bank of Communications Co. Ltd., H-Shares	874,305
1,039,000	China CITIC Bank Corp. Ltd., H-Shares	663,234
407,000	China Coal Energy Co. Ltd., H-Shares	511,210
1,014,000	China Communications Construction Co. Ltd., H-Shares	942,800
8,218,000	China Construction Bank Corp., H-Shares	6,581,183
366,500	China COSCO Holdings Co. Ltd., H-Shares	208,429
642,000	China Life Insurance Co. Ltd., H-Shares	1,891,766
278,700	China Merchants Bank Co. Ltd., H-Shares	615,300
446,100	China Minsheng Banking Corp. Ltd., H-Shares	412,475
135,200	China Pacific Insurance (Group) Co. Ltd., H-Shares	449,824
3,323,984	China Petroleum & Chemical Corp. (Sinopec), H-Shares	4,037,905
379,500	China Railway Construction Corp. Ltd., H-Shares	246,654
766,000	China Railway Group Ltd., H-Shares	273,624
370,000	China Shenhua Energy Co. Ltd., H-Shares	1,627,055
3,178,000	China Telecom Corp. Ltd., H-Shares	1,786,844
216,000	Dongfeng Motor Group Co. Ltd., H-Shares	403,895
284,000	Guangzhou Automobile Group Co. Ltd., H-Shares	308,007
736,000	Huaneng Power International, Inc., H-Shares	447,039
7,368,000	Industrial & Commercial Bank of China Ltd., H-Shares	5,159,358
2,830,000	PetroChina Co. Ltd., H-Shares	4,138,526
260,000	PICC Property & Casualty Co. Ltd., H-Shares	342,666

102,500	Ping An Insurance (Group) Co. of China Ltd., H-Shares	$811,593
124,000	Yanzhou Coal Mining Co. Ltd., H-Shares	297,427
		38,035,340
	Colombia - 1.3%
21,130	Bancolombia SA	327,034
29,053	Bancolombia SA (Perference)	449,339
1,253,390	Ecopetrol SA	3,189,261
23,205	Grupo de Inversiones Suramericana SA	391,239
39,332	Inversiones Argos SA	364,642
		4,721,515
	Czech Republic - 0.8%
36,693	CEZ AS	1,483,922
2,345	Komercni Banka AS	448,589
44,964	Telefonica Czech Republic AS	897,580
		2,830,091
	Hong Kong - 4.7%
60,000	Beijing Enterprises Holdings Ltd.	348,185
86,000	China Merchants Holdings International Co. Ltd.	286,131
863,000	China Mobile Ltd.	8,825,314
324,000	China Overseas Land & Investment Ltd.	604,171
177,729	China Resources Enterprise Ltd.	613,096
238,909	China Resources Power Holdings Co. Ltd.	466,449
1,222,000	China Unicom (Hong Kong) Ltd.	2,250,327
202,000	Citic Pacific Ltd.	387,094
1,488,000	CNOOC Ltd.	3,058,704
81,000	Shanghai Industrial Holdings Ltd.	258,527
574,000	Sino-Ocean Land Holdings Ltd.	295,346
		17,393,344
	Hungary - 0.8%
260,850	Magyar Telekom Telecommunications PLC	620,162
13,841	MOL Hungarian Oil & Gas PLC(a)	1,156,340
56,747	OTP Bank PLC	1,011,981
		2,788,483
	India - 6.1%
140,002	HDFC Bank Ltd. ADR	4,344,262
180,915	ICICI Bank Ltd. ADR(b)	6,550,932
133,842	Infosys Ltd. ADR(b)	7,359,972
203,360	Sterlite Industries (India) Ltd. ADR	1,860,744
84,490	Tata Motors Ltd. ADR(b)	2,034,519
		22,150,429
	Indonesia - 1.6%
220,039	PT Astra International Tbk	1,931,154
745,500	PT Bank Central Asia Tbk	663,404
1,103,500	PT Bank Rakyat Indonesia (Persero) Tbk	840,821
1,845,000	PT Bumi Resources Tbk	523,332
1,673,500	PT Telekomunikasi Indonesia Tbk	1,275,136
156,500	PT United Tractors Tbk	493,523
		5,727,370
	Malaysia - 3.9%
192,400	AMMB Holdings Bhd	370,000
659,400	Axiata Group Bhd	1,012,294
19,100	British American Tobacco Malaysia Bhd	310,171
405,000	CIMB Group Holdings Bhd	919,970
732,200	DiGi.Com Bhd	953,160
219,500	Genting Bhd	802,380
282,900	Genting Malaysia Bhd	375,712
139,400	IJM Corp. Bhd	263,036
424,000	IOI Corp. Bhd	752,663
49,300	Kuala Lumpur Kepong Bhd	416,506
675,100	Malayan Banking Bhd	1,819,796
293,200	MISC Bhd	571,557
198,300	Petronas Chemicals Group Bhd	434,800
95,800	Petronas Gas Bhd	493,802
58,000	PPB Group Bhd	322,985
336,100	Public Bank Bhd	1,500,407
498,100	Sime Darby Bhd	1,496,592
320,800	Telekom Malaysia Bhd	506,193
276,300	Tenaga Nasional Bhd	544,970
136,300	UMW Holdings Bhd	309,610
470,900	YTL Power International Bhd	286,379
		14,462,983
	Mexico - 5.1%
40,988	Alfa SAB de CV, Class A	539,382
2,798,100	America Movil SAB de CV, Series L	3,267,006
5,483,438	Cemex SAB de CV, Series CPO(a)	3,724,162
44,696	Coca-Cola Femsa SAB de CV, Series L	439,938
166,200	Empresas ICA SAB de CV(a)	271,519
251,492	Fomento Economico Mexicano SAB de CV	1,777,491
89,100	Grupo Aeroportuario del Pacifico SAB de CV, Class B	334,436
154,200	Grupo Bimbo SAB de CV, Series A	343,952
118,600	Grupo Carso SAB de CV, Series A1	360,327
219,300	Grupo Financiero Banorte SAB de CV, Class O	877,116
622,461	Grupo Mexico SAB de CV, Series B	1,986,417
67,176	Grupo Modelo SAB de CV, Series C	417,381
306,400	Grupo Televisa SA, Series CPO	1,214,170
17,840	Industrias Penoles SAB de CV	854,865
50,200	Kimberly-Clark de Mexico SAB de CV, Class A	285,726
176,600	Minera Frisco SAB de CV, Class A1(a)	805,083
392,300	Wal-Mart de Mexico SAB de CV, Series V	1,214,504
		18,713,475
	Poland - 2.0%
13,466	Bank Pekao SA	657,499
26,052	Grupa Lotos SA(a)	210,660
24,767	KGHM Polska Miedz SA	1,071,171
105,773	Polska Grupa Energetyczna SA	671,455
151,284	Polski Koncern Naftowy Orlen SA(a)	1,721,059
258,234	Polskie Gornictwo Naftowe i Gazownictwo SA	311,217
71,714	Powszechna Kasa Oszczednosci Bank Polski SA	774,296
6,238	Powszechny Zaklad Ubezpieczen SA	645,687
232,183	Telekomunikacja Polska SA	1,244,447
		7,307,491
	Russia - 12.2%
132,490	Federal Hydrogenerating Co. JSC ADR	514,061
1,193,400	Gazprom OAO ADR	14,380,470
197,376	LUKOIL OAO ADR	11,514,916
27,361	Magnitogorsk Iron & Steel Works GDR	162,798
91,178	MMC Norilsk Nickel OJSC ADR	1,747,882
84,144	Mobile TeleSystems OJSC ADR	1,410,253
5,794	NovaTek OAO GDR	780,452
22,943	Novolipetsk Steel OJSC GDR	565,316
266,763	Rosneft Oil Co. GDR	1,966,043
44,947	Severstal GDR	646,338
836,653	Surgutneftegas OJSC ADR	7,831,072
74,273	Tatneft ADR	2,589,157
92,350	VTB Bank OJSC GDR	432,013
		44,540,771

	South Africa - 11.3%
64,324	ABSA Group Ltd.	$1,222,702
131,368	African Bank Investments Ltd.	614,802
10,399	Anglo American Platinum Ltd.	738,676
14,061	AngloGold Ashanti Ltd.	647,237
49,613	ArcelorMittal South Africa Ltd.	433,779
46,246	Aspen Pharmacare Holdings Ltd.(a)	591,242
107,431	Aveng Ltd.	478,946
84,412	Barloworld Ltd.	947,574
63,976	Bidvest Group Ltd.	1,376,782
57,518	DataTec Ltd.(a)	314,540
778,469	FirstRand Ltd.	2,250,819
28,247	Foschini Group Ltd. (The)	393,473
71,480	Gold Fields Ltd.	1,182,298
224,241	Growthpoint Properties Ltd.	572,164
40,320	Harmony Gold Mining Co. Ltd.	491,699
86,669	Impala Platinum Holdings Ltd.	1,907,926
49,805	Imperial Holdings Ltd.	885,221
60,798	Investec Ltd.	373,403
42,853	JD Group Ltd.	271,981
6,018	Kumba Iron Ore Ltd.	413,783
36,029	Liberty Holdings Ltd.	393,498
28,514	Massmart Holdings Ltd.	643,463
175,226	MMI Holdings Ltd.	407,782
32,487	Mondi Ltd.	260,216
24,807	Mpact Ltd.(a)	47,711
183,517	MTN Group Ltd.	3,134,247
127,333	Murray & Roberts Holdings Ltd.(a)	437,551
107,693	Nampak Ltd.	312,068
16,026	Naspers Ltd., Class N	805,045
48,666	Nedbank Group Ltd.	976,983
182,120	Netcare Ltd.	316,877
46,989	Pick n Pay Stores Ltd.	274,735
108,282	Pretoria Portland Cement Co. Ltd.	392,634
60,154	Remgro Ltd.	981,080
44,933	Reunert Ltd.	375,347
98,755	RMB Holdings Ltd.	368,599
442,326	Sanlam Ltd.	1,711,648
137,229	Sappi Ltd.(a)	453,961
77,690	Sasol Ltd.	3,974,575
53,380	Shoprite Holdings Ltd.	889,900
27,007	Spar Group Ltd. (The)	383,507
268,782	Standard Bank Group Ltd.	3,693,054
281,323	Steinhoff International Holdings Ltd.(a)	901,774
211,287	Telkom SA Ltd.	799,185
18,391	Tiger Brands Ltd.	594,259
33,845	Truworths International Ltd.	339,398
53,963	Vodacom Group Ltd.	666,654
123,571	Woolworths Holdings Ltd.	665,455
		41,310,253
	Taiwan - 17.5%
667,331	Acer, Inc.	932,628
680,416	Advanced Semiconductor Engineering, Inc.	715,199
438,384	Asia Cement Corp.	525,987
285,738	Asustek Computer, Inc.	2,259,829
2,739,000	AU Optronics Corp.	1,462,651
1,028,979	Cathay Financial Holding Co. Ltd.	1,173,740
536,310	Chang Hwa Commercial Bank	303,614
573,000	Chimei Innolux Corp.(a)	265,318
1,945,081	China Development Financial Holding Corp.	577,854
2,517,633	China Steel Corp.	2,493,169
1,547,920	Chinatrust Financial Holding Co. Ltd.	999,249
1,554,768	Chunghwa Picture Tubes Ltd.(a)	75,669
785,000	Chunghwa Telecom Co. Ltd.	2,552,328
1,180,000	CMC Magnetics Corp.(a)	214,962
1,407,054	Compal Electronics, Inc.	1,578,849
178,000	Coretronic Corp.	150,401
155,000	Delta Electronics, Inc.	400,760
372,097	Evergreen Marine Corp. Taiwan Ltd.	208,135
185,660	Far Eastern Department Stores Co. Ltd.	250,370
579,952	Far Eastern New Century Corp.	712,506
461,000	Far EasTone Telecommunications Co. Ltd.	888,112
885,076	First Financial Holding Co. Ltd.	542,936
638,000	Formosa Chemicals & Fibre Corp.	1,832,869
362,000	Formosa Petrochemical Corp.	1,129,281
786,000	Formosa Plastics Corp.	2,289,927
345,000	Formosa Taffeta Co. Ltd.	331,153
150,550	Foxconn Technology Co. Ltd.	590,243
1,036,142	Fubon Financial Holding Co. Ltd.	1,155,646
2,024,000	HannStar Display Corp.(a)	141,603
1,676,228	Hon Hai Precision Industry Co. Ltd.	5,399,055
56,233	HTC Corp.	922,725
1,011,470	Hua Nan Financial Holdings Co. Ltd.	574,320
1,096,250	Inventec Co. Ltd.	463,139
702,000	King Yuan Electronics Co. Ltd.	272,852
808,464	Lite-On Technology Corp.	1,024,669
461,000	Macronix International	202,552
120,091	MediaTek, Inc.	1,146,623
1,784,700	Mega Financial Holding Co. Ltd.	1,224,484
1,128,000	Nan Ya Plastics Corp.	2,382,763
94,000	Novatek Microelectronics Corp.	267,187
479,106	Pegatron Corp.	579,704
989,740	Pou Chen Corp.	868,061
124,200	Powertech Technology, Inc.	310,631
98,000	President Chain Store Corp.	526,641
838,000	Quanta Computer, Inc.	1,789,999
1,154,788	Shin Kong Financial Holding Co. Ltd.(a)	350,876
738,000	Siliconware Precision Industries Co.	848,061
1,453,723	SinoPac Financial Holdings Co. Ltd.	454,480
196,000	Synnex Technology International Corp.	483,583
978,712	Taishin Financial Holding Co. Ltd.	363,864
803,089	Taiwan Cement Corp.	1,001,571
733,946	Taiwan Cooperative Financial Holding(a)	458,910
261,400	Taiwan Mobile Co. Ltd.	790,716
3,377,000	Taiwan Semiconductor Manufacturing Co. Ltd.	8,959,679
1,366,556	Tatung Co. Ltd.(a)	388,432
513,000	Teco Electric And Machinery Co. Ltd.	338,966
157,000	Unimicron Technology Corp.	206,680
856,906	Uni-President Enterprises Corp.	1,265,629
3,123,000	United Microelectronics Corp.	1,636,046
897,000	Walsin Lihwa Corp.	316,811
563,561	Wistron Corp.	845,699
196,760	WPG Holdings Ltd.	274,982
861,306	Yuanta Financial Holding Co. Ltd.(a)	486,145
		64,181,523
	Thailand - 1.7%
282,500	Advanced Info. Service PCL	1,379,385
54,000	Bangkok Bank PCL	290,736
1,994,100	IRPC PCL	295,327
111,800	Kasikornbank PCL	479,014
122,000	PTT Exploration & Production PCL	698,270
155,000	PTT PCL	1,704,123

41,700	Siam Cement PCL	$544,763
157,500	Siam Commercial Bank PCL	616,249
178,600	Thai Oil PCL	371,060
		6,378,927
	Turkey - 1.8%
174,785	Akbank TAS	659,026
531,155	Dogan Sirketler Grubu Holdings AS(a)	182,883
193,350	Eregli Demir ve Celik Fabrikalari TAS	424,537
95,805	Haci Omer Sabanci Holding AS	367,722
315,013	Koc Holding AS	1,230,429
33,828	Tupras Turkiye Petrol Rafine AS	773,310
238,193	Turk Hava Yollari AO(a)	315,950
98,553	Turk Telekomunikasyon AS	441,685
61,794	Turkcell Iletisim Hizmet AS(a)	318,100
138,441	Turkiye Garanti Bankasi AS	501,674
45,193	Turkiye Halk Bankasi AS	298,455
257,461	Turkiye Is Bankasi, Class C	539,147
136,951	Turkiye Vakiflar Bankasi TAO, Class D	223,401
108,691	Yapi ve Kredi Bankasi AS(a)	202,456
		6,478,775
	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $360,083,404) -100.0%	365,702,783

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 3.2%
11,585,825	Invesco Liquid Assets Portfolio - Institutional Class (Cost $11,585,825)(c)(d)	11,585,825

	Total Investments (Cost $371,669,229)(e)-103.2%	377,288,608
	Liabilities in excess of other assets-(3.2)%	(11,471,723)
	Net Assets-100.0%	$365,816,885

Investment Abbreviations:

ADR	- American Depositary Receipts
CPO	- Ordinary Participation Certificates
GDR	- Global Depositary Receipts

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) All or a portion of this security was out on loan at January 31, 2012

(c) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

(d) The security and the Fund are advised by wholly owned subsidiaries of Inveso Ltd. and are therefore considered to be affiliated.

(e) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $379,470,092. The net unrealized depreciation was $2,181,484, which consisted of aggregate gross unrealized appreciation of $28,729,973 and aggregate gross unrealized depreciation of $30,911,457.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Agriculture Portfolio (PAGG)

January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Australia - 2.6%
69,631	GrainCorp Ltd.	$580,163
571,861	Incitec Pivot Ltd.	1,950,862
91,876	Nufarm Ltd.(a)	445,244
		2,976,269
	Belgium - 0.2%
3,144	Sipef SA	255,993

	Bermuda - 0.2%
429,027	Asian Citrus Holdings Ltd.	234,030

	Brazil - 2.3%
143,258	Cosan SA Industria e Comercio	2,313,702
34,838	SLC Agricola SA	318,446
		2,632,148
	Canada - 13.3%
55,409	Agrium, Inc.	4,465,981
198,599	Potash Corp. of Saskatchewan, Inc.	9,303,666
130,500	Viterra, Inc.	1,404,093
		15,173,740
	Cayman Islands - 0.3%
1,683,953	China Modern Dairy Holdings Ltd.(a)	380,027

	Chile - 4.0%
76,987	Sociedad Quimica y Minera de Chile SA, Class B	4,523,114

	China - 1.1%
1,620,526	China Bluechemical Ltd., H-Shares	1,230,885

	Germany - 4.6%
67,202	K+S AG	3,206,974
66,483	Suedzucker AG	1,965,997
		5,172,971
	Hong Kong - 1.9%
1,242,960	Chaoda Modern Agriculture (Holdings) Ltd.	88,159
1,417,648	China Agri-Industries Holdings Ltd.	1,149,914
1,145,944	Global Bio-Chem Technology Group Co. Ltd.	258,611
2,463,861	Sinofert Holdings Ltd.	711,722
		2,208,406
	Indonesia - 3.2%
552,923	PT Astra Agro Lestari Tbk	1,266,987
4,758,641	PT Bakrie Sumatera Plantations Tbk	153,505
5,766,008	PT Charoen Pokphand Indonesia Tbk	1,603,450
2,396,122	PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	646,340
		3,670,282
	Israel - 5.4%
431,541	Israel Chemicals Ltd.	4,522,136
2,702	Israel Corp. Ltd. (The)	1,648,301
		6,170,437
	Malaysia - 7.6%
266,678	Genting Plantations Bhd	824,054
2,259,790	IOI Corp. Bhd	4,011,461
375,274	Kuala Lumpur Kepong Bhd	3,170,461
443,677	Kulim (Malaysia) Bhd	641,742
		8,647,718
	Netherlands - 0.8%
12,331	Nutreco NV	874,568

	Norway - 3.6%
100,998	Yara International ASA	4,070,540

	Papua New Guinea - 0.6%
49,552	New Britain Palm Oil Ltd.	672,482

	Singapore - 10.2%
4,260,558	Golden Agri-Resources Ltd.	2,493,538
2,131,885	Wilmar International Ltd.	9,081,964
		11,575,502
	South Africa - 0.2%
14,793	Astral Foods Ltd.	228,558

	Switzerland - 7.9%
29,513	Syngenta AG(a)	8,934,775

	Taiwan - 0.8%
345,099	Taiwan Fertilizer Co. Ltd.	894,604

	United States - 29.2%
146,427	Archer-Daniels-Midland Co.	4,192,205
50,967	Bunge Ltd.	2,918,880
22,959	CF Industries Holdings, Inc.	4,072,468
26,611	Corn Products International, Inc.	1,476,644
41,100	Darling International, Inc.(a)	628,008
20,159	Fresh Del Monte Produce, Inc.	493,492
26,404	Intrepid Potash, Inc.(a)	630,792
120,645	Monsanto Co.	9,898,922
141,616	Mosaic Co. (The)	7,926,248
21,403	Scotts Miracle-Gro Co. (The), Class A	1,013,646
		33,251,305
	Total Investments (Cost $117,626,273)(b)-100.0%	113,778,354
	Other assets less liabilities-0.0%	17,299
	Net Assets-100.0%	$113,795,653

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $118,732,400. The net unrealized depreciation was $4,954,046, which consisted of aggregate gross unrealized appreciation of $7,966,148 and aggregate gross unrealized depreciation of $12,920,194.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Clean Energy Portfolio (PBD)

January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Australia - 0.7%
436,425	Lynas Corp. Ltd.(a)	$614,549

	Austria - 1.9%
61,645	Verbund AG	1,676,063

	Bermuda - 2.2%
10,987,026	Apollo Solar Energy Technology Holdings Ltd.(a)	410,889
60,771	Brookfield Renewable Energy Partners LP(b)	1,588,887
		1,999,776
	Brazil - 3.6%
85,334	Cosan SA Industria e Comercio	1,378,195
38,300	Sao Martinho SA	441,115
6,994,067	Vanguarda Agro SA(a)	1,438,451
		3,257,761
	Canada - 0.5%
45,456	Innergex Renewable Energy, Inc.	466,413

	Cayman Islands - 3.8%
5,037,463	GCL-Poly Energy Holdings Ltd.	1,734,480
2,032,206	Neo-Neon Holdings Ltd.	345,930
53,717	Trina Solar Ltd. ADR(a)(b)	431,885
2,567,000	Trony Solar Holdings Co. Ltd.	403,861
1,133,066	Wasion Group Holdings Ltd.	455,886
		3,372,042
	China - 10.1%
329,878	BYD Co. Ltd., H-Shares(a)	1,031,600
7,857,445	China Datang Corp. Renewable Power Co. Ltd., H-Shares(a)	1,317,258
3,216,854	China High Speed Transmission Equipment Group Co. Ltd.	1,704,980
1,911,226	China Longyuan Power Group Corp., H-Shares	1,451,689
2,285,652	China Suntien Green Energy Corp. Ltd., H-Shares	424,442
298,414	JA Solar Holdings Co. Ltd. ADR(a)(b)	525,209
174,402	Suntech Power Holdings Co. Ltd. ADR(a)(b)	566,807
2,788,853	Xinjiang Goldwind Science & Technology Co. Ltd., H-Shares	1,600,412
101,995	Yingli Green Energy Holding Co. Ltd. ADR(a)(b)	431,439
		9,053,836
	Denmark - 4.6%
40,643	Novozymes A/S, Class B	1,145,045
15,280	Rockwool International A/S, Class B	1,451,548
139,445	Vestas Wind Systems A/S(a)(b)	1,573,902
		4,170,495
	Finland - 1.4%
57,656	Fortum Oyj	1,267,973

	France - 1.3%
25,333	Saft Groupe SA	767,704
26,997	Sechilienne-Sidec	427,972
		1,195,676
	Germany - 5.1%
30,746	Centrotherm Photovoltaics AG(b)	465,066
95,377	Elster Group SE ADR(a)	1,290,451
83,016	Nordex SE(a)(b)	501,196
577,513	Q-Cells SE(a)(b)	251,746
25,724	SMA Solar Technology AG(b)	1,590,759
90,604	Solarworld AG(b)	451,885
		4,551,103
	Hong Kong - 1.6%
3,348,000	China Everbright International Ltd.	1,437,725

	Ireland - 0.4%
41,638	Kingspan Group PLC	389,992

	Italy - 2.2%
770,304	Enel Green Power SpA	1,534,733
395,867	Falck Renewables SpA	401,353
		1,936,086
	Japan - 3.2%
137,731	GS Yuasa Corp.	811,032
367,293	Meidensha Corp.	1,300,579
45,909	NPC, Inc.	283,582
87,116	Takuma Co. Ltd.(a)	435,294
		2,830,487
	New Zealand - 1.8%
409,261	Contact Energy Ltd.(a)	1,616,659

	Norway - 2.0%
2,415,594	Renewable Energy Corp. ASA(a)(b)	1,799,500

	Philippines - 1.6%
11,176,424	Energy Development Corp.	1,459,437

	South Korea - 3.4%
124,330	Nexolon Co. Ltd.(a)	593,233
66,208	Seoul Semiconductor Co. Ltd.	1,482,291
17,050	Taewoong Co. Ltd.(a)	455,335
102,990	Woongjin Energy Co. Ltd.(a)	500,579
		3,031,438
	Spain - 5.9%
55,738	Abengoa SA	1,178,366
16,706	Acciona SA	1,341,881
239,905	EDP Renovaveis SA(a)	1,381,809
351,037	Gamesa Corp. Tecnologica SA	1,373,979
		5,276,035
	Sweden - 1.5%
85,520	NIBE Industrier AB, Class B	1,303,008

	Switzerland - 1.9%
87,907	Meyer Burger Technology AG(a)(b)	1,682,431

	Taiwan - 2.7%
560,131	Epistar Corp.	1,372,522
238,000	Motech Industries, Inc.	516,421

639,096	Neo Solar Power Corp.	$533,525
		2,422,468
	Turkey - 0.6%
730,602	Aydiner Enerji AS(a)	523,729

	United States - 36.0%
30,313	A.O. Smith Corp.	1,287,696
117,022	A123 Systems, Inc.(a)(b)	253,938
23,563	Acuity Brands, Inc.	1,372,074
11,143	Aerovironment, Inc.(a)	310,555
26,450	Ameresco, Inc., Class A(a)	346,760
102,933	American Superconductor Corp.(a)(b)	519,812
32,665	Amyris, Inc.(a)(b)	293,005
92,936	Covanta Holding Corp.	1,328,055
57,013	Cree, Inc.(a)	1,449,841
69,201	Echelon Corp.(a)	357,769
34,057	EnerNOC, Inc.(a)(b)	311,622
40,604	First Solar, Inc.(a)(b)	1,716,737
8,843	Fuel Systems Solutions, Inc.(a)	184,553
158,577	FuelCell Energy, Inc.(a)	155,406
61,112	Gevo, Inc.(a)(b)	530,452
195,023	GT Advanced Technologies, Inc.(a)	1,681,098
61,589	International Rectifier Corp.(a)	1,404,229
34,527	Itron, Inc.(a)	1,339,302
39,775	Johnson Controls, Inc.	1,263,652
33,852	KiOR, Inc., Class A(a)(b)	417,395
57,077	LSB Industries, Inc.(a)	2,000,549
12,685	Maxwell Technologies, Inc.(a)(b)	259,535
352,510	MEMC Electronic Materials, Inc.(a)	1,610,971
17,783	Molycorp, Inc.(a)(b)	550,917
89,926	Ormat Technologies, Inc.(b)	1,461,298
15,792	Polypore International, Inc.(a)	601,359
36,572	Power Integrations, Inc.	1,316,226
91,902	Power-One, Inc.(a)(b)	398,855
36,566	Rubicon Technology, Inc.(a)(b)	396,010
31,540	Solazyme, Inc.(a)(b)	366,495
47,731	STR Holdings, Inc.(a)	510,244
235,005	SunPower Corp., Class A(a)(b)	1,609,784
44,271	Tesla Motors, Inc.(a)(b)	1,286,958
35,375	Universal Display Corp.(a)(b)	1,489,641
57,921	Veeco Instruments, Inc.(a)(b)	1,413,852
51,596	Zoltek Cos., Inc.(a)(b)	448,369
		32,245,014
	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $121,584,756) -100.0%	89,579,696

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 21.1%
18,907,901	Invesco Liquid Assets Portfolio - Institutional Class (Cost $18,907,901)(c)(d)	18,907,901

	Total Investments (Cost $140,492,657)(e)-121.1%	108,487,597
	Liabilities in excess of other assets-(21.1)%	(18,866,136)
	Net Assets-100.0%	$89,621,461

Investment Abbreviations:

ADR         - American Depositary Receipts

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) All or a portion of this security was out on loan at January 31, 2012

(c) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

(d) The security and the Fund are advised by wholly owned subsidiaries of Inveso Ltd. and are therefore considered to be affiliated.

(e) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $150,815,761. The net unrealized depreciation was $42,328,164, which consisted of aggregate gross unrealized appreciation of $7,828,728 and aggregate gross unrealized depreciation of $50,156,892.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Coal Portfolio (PKOL)

January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Australia - 13.9%
72,567	Aquila Resources Ltd.(a)	$464,266
101,423	Coalspur Mines Ltd.(a)	193,478
44,269	Extract Resources Ltd.(a)	402,251
122,974	New Hope Corp. Ltd.	735,788
145,253	Paladin Energy Ltd.(a)	284,037
86,984	Whitehaven Coal Ltd.(a)	525,996
		2,605,816
	Canada - 12.0%
64,029	Cameco Corp.	1,485,082
67,291	Denison Mines Corp.(a)	115,412
31,803	SouthGobi Resources Ltd.(a)	228,965
168,694	Uranium One, Inc.(a)	430,629
		2,260,088
	China - 19.0%
610,272	China Coal Energy Co. Ltd., H-Shares	766,529
327,536	China Shenhua Energy Co. Ltd., H-Shares	1,440,322
117,141	Inner Mongolia Yitai Coal Co. Ltd., Class B	596,248
316,075	Yanzhou Coal Mining Co. Ltd., H-Shares	758,140
		3,561,239
	Indonesia - 20.1%
5,201,992	PT Adaro Energy Tbk	1,058,915
3,072,312	PT Bumi Resources Tbk	871,457
910,689	PT Indika Energy Tbk	248,185
172,694	PT Indo Tambangraya Megah Tbk	704,991
393,799	PT Tambang Batubara Bukit Asam Tbk	882,653
		3,766,201
	Philippines - 1.8%
62,791	Semirara Mining Corp., Class A	330,024

	Singapore - 2.0%
198,034	Sakari Resources Ltd.	372,146

	Thailand - 4.0%
39,289	Banpu PCL	749,572

	United Kingdom - 2.3%
31,814	Bumi PLC(a)	436,776

	United States - 24.9%
6,459	Alliance Resource Partners LP	512,522
30,262	Alpha Natural Resources, Inc.(a)	608,871
37,201	Arch Coal, Inc.	536,810
10,659	Cloud Peak Energy, Inc.(a)	201,988
36,793	CONSOL Energy, Inc.	1,314,982
15,986	Patriot Coal Corp.(a)	121,494
40,393	Peabody Energy Corp.	1,376,997
		4,673,664
	Total Common Stocks and Other Equity Interests (Cost $22,957,844)	18,755,526

	Money Market Fund - 0.5%
95,948	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $95,948)	95,948

	Total Investments (Cost $23,053,792)(b)-100.5%	18,851,474
	Liabilities in excess of other assets-(0.5)%	(89,931)
	Net Assets-100.0%	$18,761,543

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $23,330,747. The net unrealized depreciation was $4,479,273, which consisted of aggregate gross unrealized appreciation of $510,875 and aggregate gross unrealized depreciation of $4,990,148.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Gold and Precious Metals Portfolio (PSAU)

January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Australia - 8.0%
57,515	Intrepid Mines Ltd.(a)	$77,933
14,910	Kingsgate Consolidated Ltd.	121,219
20,502	Medusa Mining Ltd.	117,658
84,071	Newcrest Mining Ltd.	3,012,763
50,390	Perseus Mining Ltd.(a)	153,694
45,816	Regis Resources Ltd.(a)	193,790
52,526	Resolute Mining Ltd.(a)	114,435
35,859	St. Barbara Ltd.(a)	89,175
		3,880,667
	Bermuda - 0.5%
51,991	Aquarius Platinum Ltd.	139,886
1,867,797	G-Resources Group Ltd.(a)	115,616
		255,502
	Canada - 45.3%
18,827	Agnico-Eagle Mines Ltd.	705,696
30,921	Alacer Gold Corp.(a)	292,606
13,075	Alamos Gold, Inc.	267,797
31,122	AuRico Gold, Inc.(a)	294,508
18,021	Aurizon Mines Ltd.(a)	100,271
42,292	B2Gold Corp.(a)	161,096
21,779	Banro Corp.(a)	105,980
76,265	Barrick Gold Corp.	3,761,347
26,066	Centerra Gold, Inc.	515,940
43,794	China Gold International Resources Corp. Ltd.(a)	140,616
11,599	Colossus Minerals, Inc.(a)	84,316
10,945	Detour Gold Corp.(a)	305,807
13,843	Dundee Precious Metals, Inc.(a)	129,893
100,394	Eastern Platinum Ltd.(a)	54,059
60,834	Eldorado Gold Corp.	921,442
9,653	Endeavour Silver Corp.(a)	109,154
20,333	European Goldfields Ltd.(a)	259,928
10,232	Extorre Gold Mines Ltd.(a)	95,499
11,599	First Majestic Silver Corp.(a)	239,533
13,665	Fortuna Silver Mines, Inc.(a)	91,568
15,105	Franco-Nevada Corp.	682,312
41,957	Gabriel Resources Ltd.(a)	255,210
75,161	Goldcorp, Inc.	3,634,949
52,568	Great Basin Gold Ltd.(a)	66,047
9,252	Guyana Goldfields, Inc.(a)	75,835
9,374	Harry Winston Diamond Corp.(a)	109,645
41,458	IAMGOLD Corp.	691,621
9,582	International Tower Hill Mines Ltd.(a)	51,787
8,326	Keegan Resources, Inc.(a)	34,538
125,459	Kinross Gold Corp.	1,417,411
7,725	Kirkland Lake Gold, Inc.(a)	137,345
44,235	Lake Shore Gold Corp.(a)	65,282
9,481	Minefinders Corp.(a)	134,153
22,091	Nevsun Resources Ltd.	145,166
49,691	New Gold, Inc.(a)	581,715
18,002	North American Palladium Ltd.(a)	50,621
26,497	NovaGold Resources, Inc.(a)	274,257
29,029	OceanaGold Corp.(a)	74,103
42,609	Osisko Mining Corp.(a)	508,155
11,696	Pan American Silver Corp.	268,360
14,079	Premier Gold Mines Ltd.(a)	81,426
64,533	Romarco Minerals, Inc.(a)	79,794
26,277	Rubicon Minerals Corp.(a)	112,408
34,564	San Gold Corp.(a)	66,864
30,161	SEMAFO, Inc.	201,504
8,912	Silver Standard Resources, Inc.(a)	153,562
38,992	Silver Wheaton Corp.	1,390,780
18,860	Silvercorp Metals, Inc.	155,341
15,818	Tahoe Resources, Inc.(a)	327,449
45,640	Torex Gold Resources, Inc.(a)	106,949
82,249	Yamana Gold, Inc.	1,422,965
		21,994,610
	Cayman Islands - 0.1%
369,810	China Precious Metal Resources Holdings Co. Ltd.(a)	69,150

	China - 1.8%
321,540	Zhaojin Mining Industry Co. Ltd., H-Shares	577,192
664,600	Zijin Mining Group Co. Ltd., H-Shares	292,255
		869,447
	Jersey Islands - 6.5%
121,078	Centamin PLC(a)	179,794
42,576	Polymetal International PLC(a)	763,918
334,457	Polyus Gold International Ltd. GDR(a)	1,070,262
10,117	Randgold Resources Ltd.	1,143,903
		3,157,877
	Mexico - 4.2%
42,765	Industrias Penoles S.A.B. de C.V.	2,049,233

	South Africa - 15.6%
28,993	Anglo American Platinum Ltd.	2,059,471
42,025	AngloGold Ashanti Ltd.	1,934,438
79,507	Gold Fields Ltd.	1,315,067
47,297	Harmony Gold Mining Co. Ltd.	576,783
69,666	Impala Platinum Holdings Ltd.	1,533,623
42,063	Northam Platinum Ltd.	181,754
		7,601,136
	Turkey - 0.6%
16,858	Koza Altin Isletmeleri AS	299,736

	United Kingdom - 7.1%
45,333	African Barrick Gold Ltd.	368,420
78,985	Fresnillo PLC	2,163,791
37,374	Hochschild Mining PLC	291,529
22,403	Lonmin PLC	364,844
20,766	Petropavlovsk PLC	247,903
		3,436,487
	United States - 10.2%
9,875	Allied Nevada Gold Corp.(a)	354,809
9,908	Coeur d’Alene Mines Corp.(a)	274,055
30,911	Hecla Mining Co.	162,592
29,460	McEwen Mining, Inc.(a)	170,868
54,497	Newmont Mining Corp.	3,350,476
6,495	Royal Gold, Inc.	494,529
12,722	Stillwater Mining Co.(a)	163,859
		4,971,188

	Total Common Stocks and Other Equity Interests (Cost $43,102,442)	$48,585,033

	Money Market Fund - 0.1%
30,375	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $30,375)	30,375

	Total Investments (Cost $43,132,817)(b)-100.0%	48,615,408
	Liabilities in excess of other assets-(0.0)%	(7,712)
	Net Assets-100.0%	$48,607,696

Investment Abbreviations:

GDR         - Global Depositary Receipts

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $43,763,492. The net unrealized appreciation was $4,851,916, which consisted of aggregate gross unrealized appreciation of $8,867,793 and aggregate gross unrealized depreciation of $4,015,877.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Nuclear Energy Portfolio (PKN)

January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.4%
	Australia - 6.5%
313,760	Energy Resources of Australia Ltd.(a)	$513,511
272,672	Paladin Energy Ltd.(a)	533,199
6,699	Silex Systems Ltd.(a)	15,306
		1,062,016
	Canada - 9.8%
24,866	Cameco Corp.	576,739
319,391	Denison Mines Corp.(a)	547,791
187,579	Uranium One, Inc.(a)	478,838
		1,603,368
	France - 8.0%
44,825	Areva SA(a)	1,090,240
9,258	Electricite de France SA	213,540
		1,303,780
	Germany - 4.5%
19,986	E.ON AG	427,629
5,001	RWE AG	191,421
2,258	SGL Carbon SE(a)	114,095
		733,145
	India - 1.7%
10,164	Larsen & Toubro Ltd. GDR	270,159

	Japan - 22.0%
70,000	Hitachi Ltd.	391,082
1,700	Hokkaido Electric Power Co., Inc.	24,212
2,000	Hokuriku Electric Power Co.	38,793
108,000	IHI Corp.	283,279
16,000	Japan Steel Works Ltd. (The)	129,259
10,000	JGC Corp.	275,279
15,700	Kansai Electric Power Co., Inc. (The)	252,641
8,900	Kyushu Electric Power Co., Inc.	127,810
61,000	Mitsubishi Heavy Industries Ltd.	279,200
2,700	Shikoku Electric Power Co., Inc.	78,220
37,700	Sumitomo Electric Industries Ltd.	453,883
2,000	Taihei Dengyo Kaisha Ltd.	15,948
21,000	Tokyo Electric Power Co., Inc. (The)(a)	57,561
176,000	Toshiba Corp.	745,548
2,000	Toshiba Plant Systems & Services Corp.	22,531
70,000	Toyo Engineering Corp.	292,852
11,000	Yokogawa Electric Corp.(a)	108,630
		3,576,728
	Netherlands - 1.3%
5,090	Chicago Bridge & Iron Co. NV	216,732

	South Korea - 4.2%
4,382	Doosan Heavy Industries & Construction Co. Ltd.(a)	263,306
3,439	KEPCO Engineering & Construction, Inc.(a)	284,708
5,210	Korea Electric Power Corp.(a)	129,398
		677,412
	Switzerland - 0.0%
140	BKW SA(a)	5,481

	United Kingdom - 1.2%
25,431	Serco Group PLC	203,868

	United States - 40.2%
8,204	AMETEK, Inc.	385,588
2,376	Belden, Inc.	93,163
870	CIRCOR International, Inc.	32,982
6,805	Constellation Energy Group, Inc.	247,906
2,325	Curtiss-Wright Corp.	86,862
22,737	Duke Energy Corp.	484,525
8,990	Emerson Electric Co.	461,906
2,146	Entergy Corp.	148,890
10,708	Exelon Corp.	425,964
3,117	Federal Signal Corp.(a)	13,185
8,404	FirstEnergy Corp.	354,817
2,844	Flowserve Corp.	313,324
4,815	Fluor Corp.	270,796
2,637	General Cable Corp.(a)	81,378
23,262	General Electric Co.	435,232
2,813	Kirby Corp.(a)	187,824
486	Landauer, Inc.	27,615
12,214	McDermott International, Inc.(a)	148,522
1,556	Mine Safety Appliances Co.	53,122
2,593	MKS Instruments, Inc.	78,179
3,652	NextEra Energy, Inc.	218,572
5,705	Parker Hannifin Corp.	460,279
6,737	Progress Energy, Inc.	366,021
14,089	SAIC, Inc.(a)	181,185
10,817	Shaw Group, Inc. (The)(a)	293,573
2,618	SPX Corp.	182,291
983	Team, Inc.(a)	28,694
254,730	USEC, Inc.(a)	486,534
		6,548,929
	Total Investments (Cost $20,828,799)(b)-99.4%	16,201,618
	Other assets less liabilities-0.6%	89,685
	Net Assets-100.0%	$16,291,303

Investment Abbreviations:

GDR         - Global Depositary Receipts

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $23,583,550. The net unrealized depreciation was $7,381,932, which consisted of aggregate gross unrealized appreciation of $1,072,817 and aggregate gross unrealized depreciation of $8,454,749.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Steel Portfolio (PSTL)

January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.8%
	Australia - 7.0%
9,315	Atlas Iron Ltd.	$30,689
33,740	BlueScope Steel Ltd.	14,522
31,769	Fortescue Metals Group Ltd.	170,501
12,462	Gindalbie Metals Ltd.(a)	8,277
10,811	Mount Gibson Iron Ltd.	16,258
13,331	OneSteel Ltd.	10,484
2,065	Sims Metal Management Ltd.	33,028
28,863	Sundance Resources Ltd.(a)	13,190
		296,949
	Austria - 1.3%
1,726	Voestalpine AG	56,632

	Brazil - 14.9%
14,900	Cia Siderurgica Nacional SA	155,350
5,800	Gerdau SA	45,727
6,300	MMX Mineracao e Metalicos SA(a)	29,549
5,200	Usinas Siderurgicas de Minas Gerais SA	50,325
14,000	Vale SA	357,518
		638,469
	Chile - 1.5%
1,526	CAP SA	64,157

	China - 1.2%
10,917	Angang Steel Co. Ltd., H-Shares	7,855
64,566	Fosun International	39,300
17,424	Maanshan Iron & Steel Co. Ltd., H-Shares	6,022
		53,177
	Finland - 0.7%
1,839	Outokumpu Oyj	15,094
1,411	Rautaruukki Oyj	15,515
		30,609
	Germany - 4.3%
604	Salzgitter AG	36,110
5,252	ThyssenKrupp AG	148,984
		185,094
	Japan - 13.7%
2,000	Aichi Steel Corp.	10,911
4,369	Daido Steel Co. Ltd.	28,592
3,686	Hitachi Metals Ltd.	42,298
6,278	JFE Holdings, Inc.	111,975
31,321	Kobe Steel Ltd.	51,346
945	Maruichi Steel Tube Ltd.	22,073
69,000	Nippon Steel Corp.	169,220
9,999	Nisshin Steel Co. Ltd.	15,474
1,680	Sanyo Special Steel Co. Ltd.	9,430
49,322	Sumitomo Metal Industries Ltd.	87,971
1,559	Tokyo Steel Manufacturing Co. Ltd.	11,716
700	Yamato Kogyo Co. Ltd.	22,005
		583,011
	Luxembourg - 9.0%
785	APERAM SA	16,072
15,934	ArcelorMittal SA	320,906
2,016	Ternium SA ADR	45,703
		382,681
	Mexico - 0.4%
4,381	Industrias CH SAB de CV, Series B(a)	16,383

	Russia - 7.5%
4,185	Mechel ADR	46,412
6,118	Novolipetsk Steel OJSC GDR	150,747
8,624	Severstal GDR	124,013
		321,172
	South Africa - 6.2%
4,482	ArcelorMittal South Africa Ltd.	39,187
3,261	Kumba Iron Ore Ltd.	224,218
		263,405
	South Korea - 11.0%
622	Dongkuk Steel Mill Co. Ltd.	13,095
806	Hyundai Hysco Co. Ltd.(a)	28,269
871	Hyundai Steel Co.(a)	84,127
890	POSCO	328,397
361	Seah Besteel Corp.(a)	16,165
		470,053
	Spain - 0.8%
2,507	Acerinox SA	35,509

	Sweden - 0.9%
343	Hoganas AB, Class B	11,913
2,421	SSAB AB, Class A	25,314
		37,227
	Switzerland - 0.2%
1,188	Schmolz + Bickenbach AG(a)	8,307

	Taiwan - 4.1%
152,374	China Steel Corp.	150,893
5,848	Feng Hsin Iron & Steel Co. Ltd.	9,784
9,815	Tung Ho Steel Enterprise Corp.	9,288
16,120	Yieh Phui Enterprise Co. Ltd.	5,427
		175,392
	Turkey - 1.1%
21,618	Eregli Demir ve Celik Fabrikalari TAS	47,466

	United Kingdom - 2.3%
13,643	Evraz PLC(a)	96,538

	United States - 11.7%
1,109	AK Steel Holding Corp.	10,469
1,069	Allegheny Technologies, Inc.	48,522
444	Carpenter Technology Corp.	23,301
1,460	Cliffs Natural Resources, Inc.	105,485
1,162	Commercial Metals Co.	16,663
121	Haynes International, Inc.	7,352
3,233	Nucor Corp.	143,836
754	Reliance Steel & Aluminum Co.	40,113
274	Schnitzer Steel Industries, Inc., Class A	11,955
2,199	Steel Dynamics, Inc.	35,074
1,448	United States Steel Corp.	43,715

710	Worthington Industries, Inc.	$13,071
		499,556
	Total Investments (Cost $5,515,185)(b)-99.8%	4,261,787
	Other assets less liabilities-0.2%	9,025
	Net Assets-100.0%	$4,270,812

Investment Abbreviations:

ADR	- American Depositary Receipts
GDR	- Global Depositary Receipts

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $5,583,674. The net unrealized depreciation was $1,321,887, which consisted of aggregate gross unrealized appreciation of $143,969 and aggregate gross unrealized depreciation of $1,465,856.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Water Portfolio (PIO)*

January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests- 100.0%
	Brazil - 2.0%
147,739	Cia de Saneamento Basico do Estado de Sao Paulo(a)	$4,924,071

	Canada - 6.2%
1,274,681	GLV, Inc., Class A(a)	4,957,128
370,640	Stantec, Inc.(a)	10,311,468
		15,268,596
	Finland - 9.6%
979,025	Kemira Oyj	12,034,152
1,141,719	Uponor Oyj(b)	11,687,512
		23,721,664
	France - 8.6%
859,420	Suez Environnement Co.	11,009,479
905,173	Veolia Environnement	10,294,553
		21,304,032
	Germany - 4.3%
18,387	KSB AG	10,494,300

	Hong Kong - 1.5%
6,576,778	Guangdong Investment Ltd.	3,808,077

	Japan - 14.6%
2,868,777	Ebara Corp.	11,174,122
451,531	Kurita Water Industries Ltd.	12,257,956
1,540,346	Organo Corp.	12,019,749
87,291	Sasakura Engineering Co. Ltd.	597,586
		36,049,413
	Malaysia - 2.7%
13,086,934	Puncak Niaga Holding Bhd(a)	6,668,227

	Netherlands - 8.2%
643,059	Arcadis NV	12,429,120
481,034	Grontmij NV CVA	3,224,051
377,006	Wavin NV(a)	4,520,639
		20,173,810
	Singapore - 8.3%
14,289,946	Hyflux Ltd.	15,645,718
10,355,598	Sound Global Ltd.	4,865,074
		20,510,792
	Switzerland - 4.4%
53,087	Geberit AG(a)	10,974,161

	United Kingdom - 6.0%
1,124,258	Halma PLC	6,280,444
177,960	Severn Trent PLC	4,282,657
441,103	United Utilities Group PLC	4,190,421
		14,753,522
	United States - 23.6%
128,459	American Water Works Co., Inc.	4,332,922
187,204	Aqua America, Inc.	4,129,720
164,632	Itron, Inc.(a)	6,386,076
304,605	Pentair, Inc.	11,215,556
449,386	Tetra Tech, Inc.(a)	10,394,298
106,775	Valmont Industries, Inc.	11,201,765
409,971	Xylem, Inc.	10,622,349
		58,282,686
	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $267,382,870)-100.0%	246,933,351

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.5%
3,630,650	Invesco Liquid Assets Portfolio - Institutional Class (Cost $3,630,650)(c)(d)	3,630,650

	Total Investments (Cost $271,013,520)(e)-101.5%	250,564,001
	Liabilities in excess of other assets-(1.5)%	(3,628,573)
	Net Assets-100.0%	$246,935,428

Investment Abbreviations:

CVA-Dutch Certificates

Notes to Schedule of Investments:

* Effective March 1, 2012, PIO’s underlying index changed to the NASDAQ OMX Global Water Index.

(a) Non-income producing security.

(b) All or a portion of this security was out on loan at January 31, 2012.

(c) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

(d) The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are  therefore considered to be affiliated.

(e) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $290,612,704. The net unrealized depreciation was $40,048,703, which consisted of aggregate gross unrealized appreciation of $20,699,899 and aggregate gross unrealized depreciation of $60,748,602.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Wind Energy Portfolio (PWND)

January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Australia - 4.7%
2,381,154	Infigen Energy(a)	$708,560

	Bermuda - 3.7%
13,890,000	China WindPower Group Ltd.(a)	564,234

	Canada - 4.2%
61,849	Innergex Renewable Energy, Inc.	634,618

	China - 22.2%
3,165,000	China Datang Corp. Renewable Power Co. Ltd., H-Shares(a)	530,595
1,251,000	China High Speed Transmission Equipment Group Co. Ltd.	663,049
2,068,000	China Longyuan Power Group Corp., H-Shares	1,570,768
2,502,000	Huaneng Renewables Corp. Ltd., H-Shares(a)	583,999
		3,348,411
	Denmark - 8.6%
114,366	Vestas Wind Systems A/S(a)(b)	1,290,838

	France - 3.0%
335,414	Theolia SA(a)(b)	452,246

	Germany - 7.8%
7,660	E.ON AG	163,897
117,662	Nordex SE(a)	710,365
2,203	RWE AG	84,323
2,229	Siemens AG	210,495
		1,169,080
	Italy - 9.0%
681,178	Enel Green Power SpA	1,357,161

	Japan - 4.0%
452	Japan Wind Development Co. Ltd.(a)(b)	421,472
13,000	Mitsubishi Heavy Industries Ltd.	59,502
7,000	Mitsui & Co. Ltd.	118,793
		599,767
	Spain - 13.5%
243	Acciona SA	19,518
260,591	EDP Renovaveis SA(a)	1,500,957
132,052	Gamesa Corp. Tecnologica SA	516,859
		2,037,334
	Switzerland - 5.8%
8,917	ABB Ltd.(a)	186,369
1,312	Gurit Holding AG(a)	687,673
		874,042
	United Kingdom - 0.7%
19,500	International Power PLC	103,209

	United States - 12.7%
2,939	AES Corp. (The)(a)	37,502
145,672	American Superconductor Corp.(a)(b)	735,643
5,102	Duke Energy Corp.	108,724
1,247	Edison International	51,177
13,408	General Electric Co.	250,864
1,617	NextEra Energy, Inc.	96,777
1,857	Xcel Energy, Inc.	49,396
66,284	Zoltek Cos., Inc.(a)	576,008
		1,906,091
	Total Common Stocks (Cost $22,290,321)	15,045,591

	Money Market Fund - 0.0%
6,917	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $6,917)	6,917

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $22,297,238) -99.9%	15,052,508

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund -14.4%
2,172,747	Invesco Liquid Assets Portfolio - Institutional Class (Cost $2,172,747)(c)(d)	2,172,747

	Total Investments (Cost $24,469,985)(e)-114.3%	17,225,255
	Liabilities in excess of other assets-(14.3)%	(2,157,921)
	Net Assets-100.0%	$15,067,334

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) All or a portion of this security was out on loan at January 31, 2012.

(c) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

(d) The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

(e) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $26,503,928. The net unrealized depreciation was $9,278,673, which consisted of aggregate gross unrealized appreciation of $347,053 and aggregate gross unrealized depreciation of $9,625,726.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares MENA Frontier Countries Portfolio (PMNA)

January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks - 99.6%
	Bahrain - 3.9%
1,075,777	Ahli United Bank BSC	$736,907

	Egypt - 21.1%
223,996	Commercial International Bank Egypt SAE	876,886
10,935	Egyptian Co. For Mobile Services	190,004
134,702	Egyptian Financial Group-Hermes Holding SAE(a)	265,002
35,488	Orascom Construction Industries	1,473,383
948,396	Orascom Telecom Holding SAE(a)	571,067
387,102	Talaat Moustafa Group(a)	255,564
128,864	Telecom Egypt	320,209
		3,952,115
	Jordan - 7.4%
136,875	Arab Bank PLC	1,390,869

	Kuwait - 18.4%
50,000	Agility Public Warehousing Co. KSC	66,643
35,000	Boubyan Petrochemicals Co.	70,605
58,000	Burgan Bank SAK(a)	96,110
90,000	Commercial Bank of Kuwait SAK	243,156
100,000	Gulf Bank KSC(a)	176,513
128,514	Kuwait Finance House KSC	398,134
20,000	Mabanee Co. SAKC(a)	61,960
232,000	Mobile Telecommunications Co. KSC	702,017
363,581	National Bank of Kuwait SAK	1,545,481
97,500	National Industries Group Holding(a)	78,674
		3,439,293
	Morocco - 13.9%
12,191	Banque Centrale Populaire	282,706
52,314	Douja Promotion Groupe Addoha SA	443,271
683	Managem	145,726
56,407	Maroc Telecom	929,020
1,470	Samir(a)	134,937
3,068	Societe Nationale d’Investissement(a)	654,594
		2,590,254
	Oman - 2.4%
235,991	Bank Muscat SAOG	452,367

	Qatar - 18.3%
18,346	Barwa Real Estate Co.	147,111
15,947	Doha Bank QSC	275,454
54,648	Masraf Al Rayan(a)	384,179
4,972	Qatar Electricity & Water Co.	192,790
8,045	Qatar International Islamic Bank	117,090
18,230	Qatar Islamic Bank	412,510
29,991	Qatar National Bank SAQ	1,096,198
9,817	Qatar Navigation	191,676
15,083	Qatar Telecom (Qtel) QSC	604,728
		3,421,736
	United Arab Emirates - 14.2%
1,149,334	Aldar Properties PJSC(a)	294,139
1,989,909	Dana Gas PJSC(a)	216,707
61,246	DP World Ltd.	670,644
623,724	Drake & Scull International(a)	149,436
615,081	Dubai Financial Market(a)	135,643
1,582,638	Emaar Properties PJSC	1,180,622
		2,647,191
	Total Investments (Cost $18,627,261)(b)-99.6%	18,630,732
	Other assets less liabilities-0.4%	82,321
	Net Assets-100.0%	$18,713,053

Notes to the Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $22,922,426. The net unrealized depreciation was $4,291,694, which consisted of aggregate gross unrealized appreciation of $1,691,877 and aggregate gross unrealized depreciation of $5,983,571.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Ibbotson Alternative Completion Portfolio (PTO)

January 31, 2012 (Unaudited)

Number of Shares		Value
	Exchange-Traded Funds - 100.0%
	Commodity Funds - 21.9%
15,901	PowerShares DB Agriculture Fund(a)(b)	$461,129
16,533	PowerShares DB Base Metals Fund(a)(b)	345,705
21,805	PowerShares DB Energy Fund(a)(b)	616,209
5,552	PowerShares DB Precious Metals Fund(a)(b)	337,562
		1,760,605
	Currency Funds - 7.9%
25,766	PowerShares DB G10 Currency Harvest Fund(a)(b)	632,813

	Domestic Equity Funds - 3.9%
15,551	PowerShares S&P 500 BuyWrite Portfolio(c)	311,020

	Fixed Income Funds - 32.2%
2,629	iShares Barclays TIPS Bond Fund	313,797
5,262	PIMCO Broad U.S. TIPS Index Fund	313,563
33,677	PowerShares Emerging Markets Sovereign Debt Portfolio(c)	923,086
50,535	PowerShares Preferred Portfolio(c)	718,608
5,293	SPDR Barclays Capital TIPS ETF	313,928
		2,582,982
	International Equity Funds - 34.1%
18,539	PowerShares Emerging Markets Infrastructure Portfolio(c)	780,581
22,515	PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio(c)	497,109
8,485	PowerShares Global Agriculture Portfolio(c)	245,641
5,740	PowerShares Global Gold and Precious Metals Portfolio(c)	252,502
88,542	PowerShares MENA Frontier Countries Portfolio(c)	957,139
		2,732,972
	Total Exchange-Traded Funds (Cost $7,511,864)	8,020,392

	Money Market Fund - 0.0%
2,328	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $2,328)	2,328

	Total Investments (Cost $7,514,192)(d)-100.0%	8,022,720
	Liabilities in excess of other assets-(0.0)%	(1,801)
	Net Assets-100.0%	$8,020,919

Investment Abbreviations:

ETF	- Exchange-Traded Fund
TIPS	- Treasury Inflation Protected Securities

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) Not considered to be affiliated.

(c) The Fund and the PowerShares exchange-traded funds have the same investment adviser and therefore, are considered to be affiliated.

				Change in
				Unrealized
	Value	Purchases at	Proceeds from	Appreciation	Realized	Value	Dividend
	October 31, 2011	Cost	Sales	(Depreciation)	Gain (Loss)	January 31, 2012	Income
PowerShares Emerging Markets Infrastructure Portfolio	$836,282	$54,150	$(132,233)	$16,149	$6,233	$780,581	$5,931
PowerShares Emerging Markets Sovereign Debt Portfolio	1,019,518	73,296	(167,169)	(6,961)	4,402	923,086	13,643
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	513,666	47,037	(68,345)	2,684	2,067	497,109	5,070
PowerShares Global Agriculture Portfolio	263,376	20,448	(34,277)	(11,740)	7,834	245,641	1,497
PowerShares Global Gold and Precious Metals Portfolio	254,649	37,424	(34,318)	(7,313)	2,060	252,502	2,529
PowerShares MENA Frontier Countries Portfolio	1,017,800	109,986	(131,936)	(33,824)	(4,887)	957,139	19,162
PowerShares Preferred Portfolio	756,859	54,268	(103,540)	9,332	1,689	718,608	12,431
PowerShares S&P 500 BuyWrite Portfolio	351,651	26,072	(59,077)	(9,570)	1,944	311,020	31,407
Total Investments in Affiliates	$5,013,801	$422,681	$(730,895)	$(41,243)	$21,342	$4,685,686	$91,670

(d) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $7,520,500. The net unrealized appreciation was $502,220, which consisted of aggregate gross unrealized appreciation of $622,507 and aggregate gross unrealized depreciation of $120,287.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares RiverFront Tactical Balanced Growth Portfolio (PAO)

January 31, 2012 (Unaudited)

Number of Shares		Value
	Exchange-Traded Funds - 100.0%
	Domestic Equity Funds - 53.8%
22,031	iShares Dow Jones U.S. Energy Sector Index Fund	$893,798
9,476	iShares Dow Jones U.S. Healthcare Sector Index Fund	703,593
20,609	iShares Dow Jones U.S. Technology Sector Index Fund	1,425,937
22,978	iShares MSCI Emerging Markets Index Fund	968,063
40,508	iShares MSCI United Kingdom Index Fund	675,673
19,662	iShares S&P SmallCap 600 Index Fund	1,431,394
40,745	PowerShares Dividend AchieversTM Portfolio(a)	616,472
54,248	PowerShares DWA Technical LeadersTM Portfolio(a)	1,357,827
30,085	PowerShares Dynamic Consumer Discretionary Sector Portfolio(a)	803,871
19,662	PowerShares Dynamic Energy Sector Portfolio(a)	782,351
37,192	PowerShares Dynamic Financial Sector Portfolio(a)	695,862
8,291	PowerShares Dynamic Industrials Sector Portfolio(a)	244,004
14,213	PowerShares Dynamic Utilities Portfolio(a)	230,393
67,513	PowerShares Fundamental Pure Large Core Portfolio(a)	1,692,551
		12,521,789
	Fixed Income Funds - 19.6%
2,606	iShares iBoxx $ High Yield Corporate Bond Fund	236,468
4,027	iShares JPMorgan USD Emerging Markets Bond Fund	446,997
8,765	PowerShares Emerging Markets Sovereign Debt Portfolio(a)	240,249
80,068	PowerShares Fundamental High Yield® Corporate Bond Portfolio(a)	1,483,660
22,031	SPDR Barclays Capital 1-3 Month T-Bill ETF	1,009,460
14,450	SPDR Barclays Capital High Yield Bond ETF	570,342
7,344	Vanguard Short-Term Corporate Bond ETF	578,120
		4,565,296
	International Equity Funds - 26.6%
19,425	db-X MSCI EAFE Currency-Hedged Equity Fund, Class X	451,048
15,161	Global X FTSE Asean 40 ETF	236,057
18,004	PowerShares Active U.S. Real Estate Fund(a)	959,433
12,555	PowerShares DWA Emerging Markets Technical Leaders Portfolio(a)	214,439
72,251	PowerShares FTSE RAFI Emerging Markets Portfolio(a)	1,634,318
69,172	PowerShares International Dividend AchieversTM Portfolio(a)	1,028,588
43,351	PowerShares S&P 500® Low Volatility Portfolio(a)	1,114,121
12,081	WisdomTree Emerging Markets SmallCap Dividend Fund	550,410
		6,188,414
	Total Exchange-Traded Funds (Cost $22,323,951)	23,275,499

	Money Market Fund - 0.0%
9,232	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $9,232)	9,232

	Total Investments (Cost $22,333,183)(b)-100.0%	23,284,731
	Liabilities in excess of other assets-(0.0)%	(8,315)
	Net Assets-100.0%	$23,276,416

Investment Abbreviations:

ETF	- Exchange-Traded Fund

Notes to Schedule of Investments:

(a) The Fund and the PowerShares exchange-traded funds have the same investment adviser and therefore, are considered to be affiliated.

				Change in
				Unrealized
	Value	Purchases at	Proceeds from	Appreciation	Realized	Value	Dividend
	October 31, 2011	Cost	Sales	(Depreciation)	Gain (Loss)	January 31, 2012	Income
PowerShares Active U.S. Real Estate Fund	$—	$918,921	$(48,632)	$86,257	$2,887	$959,433	$3,541
PowerShares Dividend AchieversTM Portfolio	480,863	314,418	(200,826)	7,883	14,134	616,472	3,679
PowerShares DWA Developed Markets Technical Leaders Portfolio	555,899	—	(500,920)	29,415	(84,394)	—	—
PowerShares DWA Emerging Markets Technical Leaders Portfolio	212,324	16,044	(23,622)	11,866	(2,173)	214,439	1,234
PowerShares DWA Technical LeadersTM Portfolio	1,360,313	108,470	(155,579)	42,490	2,133	1,357,827	1,138
PowerShares Dynamic Consumer Discretionary Sector Portfolio	1,022,170	63,833	(295,880)	7,509	6,239	803,871	2,906
PowerShares Dynamic Energy Sector Portfolio	798,276	60,268	(96,707)	19,355	1,159	782,351	636
PowerShares Dynamic Financial Sector Portfolio	1,448,829	55,781	(813,624)	102,653	(97,777)	695,862	4,245
PowerShares Dynamic Food & Beverage Portfolio	543,782	—	(540,081)	(20,788)	17,087	—	—
PowerShares Dynamic Industrials Sector Portfolio	567,776	21,620	(349,943)	(16,409)	20,960	244,004	266
PowerShares Dynamic Utilities Portfolio	237,361	18,996	(27,726)	4,075	(2,313)	230,393	1,604
PowerShares Emerging Markets Sovereign Debt Portfolio	—	237,564	—	2,685	—	240,249	984
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	118,707	—	(107,596)	14,435	(25,546)	—	—
PowerShares FTSE RAFI Emerging Markets Portfolio	2,408,536	128,418	(874,370)	196,473	(224,739)	1,634,318	14,644
PowerShares Fundamental High Yield® Corporate Bond Portfolio	2,253,206	162,755	(953,356)	29,647	(8,592)	1,483,660	24,930
PowerShares Fundamental Pure Large Core Portfolio	1,149,047	655,720	(152,071)	27,427	12,428	1,692,551	7,758
PowerShares International Dividend AchieversTM Portfolio	1,264,955	84,544	(279,016)	(19,243)	(22,652)	1,028,588	8,471
PowerShares S&P 500® Low Volatility Portfolio	480,618	688,757	(81,424)	25,388	782	1,114,121	5,497
Total Investments in Affiliates	$14,902,662	$3,536,109	$(5,501,373)	$551,118	$(390,377)	$13,098,139	$81,533

(b) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $22,514,370. The net unrealized appreciation was $770,361, which consisted of aggregate gross unrealized appreciation of $1,037,358 and aggregate gross unrealized depreciation of $266,997.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares RiverFront Tactical Growth & Income Portfolio (PCA)

January 31, 2012 (Unaudited)

Number of Shares		Value
	Exchange-Traded Funds - 100.0%
	Commodity Funds - 1.2%
3,816	PowerShares DB Precious Metals Fund(a)(b)	$232,013

	Domestic Equity Funds - 45.3%
5,344	iShares Dow Jones U.S. Healthcare Sector Index Fund	396,792
14,120	iShares Dow Jones U.S. Technology Sector Index Fund	976,963
2,862	iShares MSCI All Country Asia ex Japan Index Fund	157,639
19,464	iShares MSCI Emerging Markets Index Fund	820,018
35,301	iShares MSCI United Kingdom Index Fund	588,821
19,659	JPMorgan Alerian MLP Index ETN	780,856
192,557	PowerShares Dividend AchieversTM Portfolio(c)	2,913,387
13,548	PowerShares DWA Technical LeadersTM Portfolio(c)	339,106
10,940	PowerShares Dynamic Consumer Discretionary Sector Portfolio(c)	292,317
10,116	PowerShares Dynamic Energy Sector Portfolio(c)	402,516
132,807	PowerShares High Yield Equity Dividend AchieversTM Portfolio(c)	1,223,152
		8,891,567
	Fixed Income Funds - 40.2%
4,770	iShares Barclays 20+Year Treasury Bond Fund	576,455
10,495	iShares iBoxx $ High Yield Corporate Bond Fund	952,316
5,152	iShares JPMorgan USD Emerging Markets Bond Fund	571,872
4,770	PowerShares Active Low Duration Portfolio(c)	121,253
7,251	PowerShares Emerging Markets Sovereign Debt Portfolio(c)	198,750
114,111	PowerShares Fundamental High Yield® Corporate Bond Portfolio(c)	2,114,477
18,222	SPDR Barclays Capital 1-3 Month T-Bill ETF	834,932
24,615	SPDR Barclays Capital High Yield Bond ETF	971,554
19,845	Vanguard Short-Term Corporate Bond ETF	1,562,198
		7,903,807
	International Equity Funds - 13.3%
15,647	PowerShares Active U.S. Real Estate Fund(c)	833,829
46,559	PowerShares S&P 500® Low Volatility Portfolio(c)	1,196,566
9,732	Vanguard MSCI Emerging Markets ETF	411,858
3,625	WisdomTree Emerging Markets SmallCap Dividend Fund	165,155
		2,607,408
	Total Exchange-Traded Funds (Cost $19,094,524)	19,634,795

	Money Market Fund - 0.1%
16,306	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $16,306)	16,306

	Total Investments (Cost $19,110,830)(d)-100.1%	19,651,101
	Liabilities in excess of other assets-(0.1)%	(15,758)
	Net Assets-100.0%	$19,635,343

Investment Abbreviations:

ETF	- Exchange-Traded Fund
ETN	- Exchange-Traded Note

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) Not considered to be affiliated.

(c) The Fund and the PowerShares exchange-traded funds have the same investment adviser and therefore, are considered to be affiliated.

				Change in
				Unrealized
	Value	Purchases at	Proceeds from	Appreciation	Realized	Value	Dividend
	October 31, 2011	Cost	Sales	(Depreciation)	Gain (Loss)	January 31, 2012	Income
PowerShares Active Low Duration Portfolio	$127,726	$75,824	$(81,820)	$(578)	$101	$121,253	$310
PowerShares Active U.S. Real Estate Fund	—	1,262,787	(506,735)	57,621	20,156	833,829	3,228
PowerShares Dividend AchieversTM Portfolio	2,170,102	3,217,948	(2,541,721)	(186,184)	253,242	2,913,387	10,938
PowerShares DWA Technical LeadersTM Portfolio	342,088	204,005	(220,633)	7,268	6,378	339,106	302
PowerShares Dynamic Consumer Discretionary Sector Portfolio	509,782	303,694	(541,701)	625	19,917	292,317	1,936
PowerShares Dynamic Energy Sector Portfolio	—	619,660	(259,160)	22,381	19,635	402,516	351
PowerShares Emerging Markets Sovereign Debt Portfolio	—	211,693	(14,970)	2,030	(3)	198,750	919
PowerShares FTSE RAFI Emerging Markets Portfolio	670,021	161,065	(741,100)	5,500	(95,486)	—	—
PowerShares Fundamental High Yield® Corporate Bond Portfolio	2,424,534	1,340,043	(1,684,670)	(8,989)	43,559	2,114,477	28,490
PowerShares High Yield Equity Dividend AchieversTM Portfolio	1,260,516	778,744	(851,239)	(66,073)	101,204	1,223,152	12,717
PowerShares International Dividend AchieversTM Portfolio	1,007,845	1,752	(909,675)	(28,762)	(71,160)	—	—
PowerShares S&P 500® Low Volatility Portfolio	1,219,423	763,509	(811,268)	(36,938)	61,840	1,196,566	10,525
Total Investments in Affiliates	$9,732,037	$8,940,724	$(9,164,692)	$(232,099)	$359,383	$9,635,353	$69,716

(d) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $19,153,199. The net unrealized appreciation was $497,902, which consisted of aggregate gross unrealized appreciation of $565,617 and aggregate gross unrealized depreciation of $67,715.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares 1-30 Laddered Treasury Portfolio (PLW)

January 31, 2012 (Unaudited)

Principal Amount		Value

	Long-Term Investments
	United States Government Obligations - 92.9%
	United States Treasury Notes - 14.7%
$4,197,000	4.000%, 02/15/15	$4,663,262
4,206,000	4.000%, 02/15/14	4,528,680
4,093,000	4.500%, 02/15/16	4,748,518
4,086,000	4.625%, 02/15/17	4,876,069
4,380,000	3.500%, 02/15/18	5,028,446
		23,844,975
	United States Treasury Bonds - 78.2%
3,224,000	8.875%, 02/15/19	4,916,348
3,210,000	8.500%, 02/15/20	4,965,969
3,287,000	7.875%, 02/15/21	5,042,209
3,223,000	8.000%, 11/15/21	5,061,622
3,421,000	7.125%, 02/15/23	5,201,524
3,650,000	6.250%, 08/15/23	5,252,007
3,230,000	7.625%, 02/15/25	5,238,656
3,698,000	6.000%, 02/15/26	5,341,876
3,495,000	6.625%, 02/15/27	5,383,394
3,605,000	6.125%, 11/15/27	5,360,747
4,010,000	5.250%, 02/15/29	5,539,438
3,544,000	6.250%, 05/15/30	5,475,480
11,899,000	5.375%, 02/15/31	16,939,345
13,507,000	4.500%, 02/15/36	17,605,537
4,334,000	4.750%, 02/15/37	5,861,735
4,607,000	4.375%, 02/15/38	5,927,914
5,413,000	3.500%, 02/15/39	6,052,411
4,468,000	4.625%, 02/15/40	5,987,817
4,390,000	4.750%, 02/15/41	6,007,443
		127,161,472
	Total Long-Term Investments (Cost $133,839,116)	151,006,447

	Short-Term Investments
	United States Government Obligations - 5.4%
	United States Treasury Notes -5.4%
4,398,000	4.625%, 02/29/12	4,413,978
4,288,000	3.875%, 02/15/13	4,453,826
		8,867,804

Number of Shares
	Money Market Fund - 0.0%
4,770	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class	4,770

Total Short-Term Investments (Cost $8,841,342)	$8,872,574

Total Investments (Cost $142,680,458) (a)-98.3%	159,879,021
Other assets less liabilities-1.7%	2,719,954
Net Assets - 100.0%	$162,598,975

Notes to Schedule of Investments:

(a) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $142,704,609. The net unrealized appreciation was $17,174,412, which consisted of aggregate gross unrealized appreciation of $17,174,412 and aggregate gross unrealized depreciation of $0.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Build America Bond Portfolio (BAB)

January 31, 2012 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds — 97.4%
	Ad Valorem Property Tax — 23.5%
$3,000,000	Anchorage Alaska Ser. 10A-2	5.910%	04/01/30	$3,298,950
1,000,000	Beaumont California University School District Ser. 09 AGM	7.471	08/01/34	1,106,800
1,500,000	Bexar County Texas Ser. 10	5.755	06/15/40	1,651,380
14,000,000	California State Highway Safety Air Quality Remarketed Ser. 09B	6.509	04/01/39	15,276,660
9,030,000	California State Ser. 09	7.300	10/01/39	11,679,944
3,135,000	California State Ser. 09	7.350	11/01/39	4,079,011
4,500,000	California State Ser. 10	7.950	03/01/36	5,307,525
4,500,000	California State Ser. 10	7.625	03/01/40	6,058,215
1,010,000	Carson City Nevada (Water Improvement) Ser. 10A	6.662	11/01/39	1,073,781
2,000,000	Channelview Texas Independent School District Ser. 10	5.926	08/15/35	2,179,200
2,000,000	Chicago Illinois (Recovery Zone Economic Development) Ser. 10D	6.257	01/01/40	2,131,020
2,000,000	Chicago Illinois (Taxable Project) Ser. 10B	7.517	01/01/40	2,467,580
1,500,000	Chicago Illinois Ser. 10C	6.207	01/01/36	1,591,350
6,000,000	Clark County Nevada Las Vegas Convention and Visitors Auth. Ser. 10	7.000	07/01/38	6,935,820
1,500,000	Clark County Nevada Las Vegas Convention and Visitors Auth. Ser. 10A	6.554	07/01/30	1,827,945
1,620,000	Clark County Nevada Las Vegas Convention and Visitors Auth. Ser. 10A	6.754	07/01/38	2,009,691
4,955,000	Commonwealth of Pennsylvania First Ser. 10B	4.650	02/15/26	5,661,831
1,500,000	Contra Costa California Community College District Ser. 10	6.504	08/01/34	1,797,435
1,600,000	Cook County Illinois Community Consolidated (School District No. 65) Ser. 09	4.400	12/01/20	1,714,464
1,500,000	Cook County Illinois Ser. 10D	6.229	11/15/34	1,728,720
1,000,000	Corona-Norco California University School District Ser. 09 AGM	7.343	08/01/35	1,110,010
2,000,000	Corpus Christi Texas Independent School District (School Building) Ser. 10B	6.124	08/15/32	2,298,280
1,500,000	Dallas Texas Independent School District Ser. 10C	6.450	02/15/35	1,781,310
200,000	Delaware State Ser. 09D	5.200	10/01/26	224,236
500,000	Denver Colorado City & County School District No. 1 Ser. 09C	5.664	12/01/33	604,995
1,000,000	Dickinson County Kansas University (School District No. 487) Ser. 10	7.270	09/01/35	1,121,140
1,000,000	Dickinson County Kansas University (School District No. 487) Ser. 10	7.370	09/01/41	1,122,090
1,000,000	Douglas County Nevada School District Ser. 10A	6.110	04/01/30	1,098,850
200,000	Edgewood Ohio City School District Ser. 09	7.500	12/01/37	228,836
605,000	Hallettsville Texas Independent School Ser. 10	6.265	08/15/30	666,898
1,000,000	Hallettsville Texas Independent School Ser. 10	6.465	08/15/35	1,110,260
1,000,000	Hawaii State Ser. 10DX	5.530	02/01/30	1,175,130
2,000,000	Hayward California Unified School District Ser. 10 AGM	7.350	08/01/43	2,232,600
1,000,000	Hillsborough County Florida Ser. 09B	6.350	07/01/39	1,096,960
3,000,000	Illinois State Ser. 10	6.630	02/01/35	3,249,840
200,000	Itasca Illinois Ser. 09A	6.100	02/01/34	215,034
320,000	Itasca Illinois Ser. 09A	6.200	02/01/39	344,176
1,250,000	Katy Texas Independent School District Ser. 10	5.999	02/15/30	1,398,350
2,000,000	Kiski Pennsylvania Area School District Ser. 10 AGM	6.526	09/01/31	2,291,760
1,000,000	Lancaster Texas Ser. 10	6.528	02/15/40	1,082,870
1,000,000	Las Vegas Valley Water District Nevada Ser. 09C	7.263	06/01/34	1,141,940
1,000,000	Las Virgenes California University School District (Election of 2006) Ser. 09B-1	7.262	08/01/34	1,123,340
500,000	Lewisville Texas Independent School District Ser. 10B	6.024	08/12/28	550,885
3,550,000	Lexington-Fayette Urban County Kentucky Government Ser. 10	5.100	09/01/24	4,007,843
3,000,000	Los Angeles California Community College District Ser. 10	6.600	08/01/42	3,887,700

$500,000	Los Angeles California Unified School District Qualified School Construction Bonds (Election of 2005) Ser. 10J-1	5.981%	05/01/27	$581,015
10,550,000	Los Angeles California Unified School District Ser. 10	6.758	07/01/34	13,801,194
2,200,000	Los Angeles California University School District Ser. 09KRY	5.750	07/01/34	2,609,398
200,000	Louisville & Jefferson County Kentucky Metro Government (Recovery Zone Economic Development) Ser. 09E	5.450	11/15/27	233,172
500,000	Lubbock Texas Ser. 10B	6.032	02/15/30	550,800
4,300,000	Massachusetts State Ser. 10	4.480	05/01/24	4,812,087
1,000,000	Montgomery County Pennsylvania Ser. 10	6.030	09/01/39	1,096,240
3,000,000	Napa Valley California University School District Ser. 10B	6.507	08/01/43	3,537,810
1,000,000	New Orleans Louisiana Ser. 10A	8.800	12/01/39	1,117,120
2,210,000	New York City New York Ser. 10	5.817	10/01/31	2,415,066
10,100,000	New York City New York Ser. 10	5.968	03/01/36	12,360,279
1,000,000	New York City Ser. 09D-1	6.385	12/01/29	1,132,300
960,000	North Las Vegas Nevada Ser. 10	5.372	06/01/19	1,068,662
1,000,000	NYE County Nevada Ser. 10B AGM	6.300	08/01/35	1,080,460
1,000,000	NYE County Nevada Ser. 10B AGM	6.400	08/01/40	1,082,270
1,450,000	Peoria County Illinois Community Unit School District No. 323 Ser. 10	6.020	04/01/28	1,518,324
1,000,000	Philadelphia Pennsylvania School District Ser. 10	6.615	06/01/30	1,093,260
500,000	Pima County Arizona Unified School District No. 20 Vail Ser. 10 AGM	5.700	07/01/24	563,230
1,000,000	Quaker Valley Pennsylvania School District Ser. 10 AGM	5.959	10/01/30	1,085,700
2,000,000	Round Rock Texas Independent School District Ser. 10	5.774	08/01/30	2,370,340
1,000,000	Round Rock Texas Independent School District Ser. 10B	6.054	08/01/35	1,108,660
2,000,000	San Antonio Texas Independent School District Ser. 10	6.397	08/15/40	2,327,940
1,500,000	San Francisco California City & County Ser. 10	6.260	06/15/30	1,787,715
3,850,000	San Francisco California City & County Ser. 10D	6.260	06/15/30	4,588,468
1,000,000	San Mateo California Union High School District Ser. 10B	6.733	09/01/34	1,110,790
1,000,000	Santa Monica California Community College (District 2008 Election) Ser. 10A-1	6.663	08/01/30	1,125,740
1,000,000	Santa Monica California Community College (District 2008 Election) Ser. 10A-1	6.763	08/01/34	1,098,310
1,000,000	Santa Monica-Malibu Unified School District California Ser. 10C-1	5.796	07/01/25	1,102,390
3,500,000	Santa Monica-Malibu Unified School District California Ser. 10C-1	6.434	07/01/30	3,896,900
1,000,000	Snohomish County Washington Public Hospital District No. 3 (Cascade Valley Hospital) Ser. 10B	6.329	12/01/35	1,043,770
200,000	Southwestern Community College District California Ser. 09B	7.130	08/01/31	225,822
1,300,000	State of Washington (Motor Vehicle Fuel Tax) Ser. 09D	5.481	08/01/39	1,556,659
1,000,000	Tustin Unified School District School Facilities Improvement District No. 2008-1 (2008 Election) Sub-Ser. 10A-1	6.539	08/01/30	1,123,110
2,000,000	West Contra Costa California Unified School District (Taxable Election 2005) Ser. 09C-2	8.460	08/01/34	2,327,580
1,500,000	Westlake Ohio City School District Ser. 10	5.728	12/01/35	1,603,560
1,500,000	Westlake Ohio City School District Ser. 10	6.028	12/01/43	1,600,020
675,000	Wilson County Tennessee Tenth Special School District Ser. 10	6.130	04/01/35	736,405
				197,215,221
	College Revenue — 7.1%
500,000	Adams State College Colorado (Auxiliary Facilities) Rev. Ser. 09C	6.470	05/15/38	533,365
2,000,000	Bowling Green State University Ohio General Receipts Ser. 10	6.730	06/01/39	2,213,060
1,000,000	California Infrastructure & Economic Development Bank Rev. (California Infrastructure Economic Development) Ser. 10	6.486	05/15/49	1,172,840
1,000,000	Colorado State Board Governors University Enterprise System Rev. Ser. 10	5.957	03/01/33	1,157,340
1,145,000	Elizabeth City North Carolina University Rev. Ser. 10 AGM	8.097	04/01/32	1,347,356
1,300,000	Fau Finance Corp. Florida Capital Improvement Rev. Ser. 10	7.439	07/01/30	1,465,971
535,000	Florida State International University (Parking Facility) Rev. Ser. 09B	6.500	07/01/29	581,748
2,000,000	Indiana University Rev. Ser. 10	5.536	06/01/30	2,128,160
1,500,000	Indiana University Rev. Ser. 10	5.636	06/01/35	1,587,255
1,215,000	Mesa State College Colorado (Auxiliary Facilities Enterprise) Rev. Ser. 09B	5.800	05/15/40	1,345,661

$5,000,000	Mesa State College Colorodo (Auxilary Facilities Enterprise) Rev. Ser. 10B	6.746%	05/15/42	$5,931,050
1,000,000	Michigan State University Rev. General Ser. 10A	6.173	02/15/50	1,237,620
3,000,000	New Jersey State Educational Facilities Auth. Rev. Ser. 10	6.190	07/01/40	3,172,890
1,000,000	New Mexico State University Regents Improvement Rev. Ser. 10B	6.124	04/01/30	1,107,670
1,000,000	North Carolina State University at Raleigh Rev. Ser. 10B	5.927	10/01/30	1,105,890
3,000,000	Northern Arizona University Rev. (Arizona Board of Regents) Ser. 10A	6.593	08/01/30	3,247,620
500,000	Northern Arizona University System Rev. Ser. 09A	6.687	06/01/39	543,005
250,000	Oakland University Michigan Rev. Ser. 09B	7.150	03/01/39	287,425
1,000,000	Pennsylvania State Higher Educational Facilties Auth. Rev. (Temple University) Ser. 10	6.141	04/01/30	1,122,200
1,000,000	University of California Rev. Ser. 10	5.946	05/15/45	1,207,930
500,000	University of Colorado Enterprise System Rev. Sub-Ser. 09B-2	6.114	06/01/29	549,535
3,000,000	University of Hawaii Rev. Ser. 10	5.834	10/01/30	3,261,810
5,000,000	University of Hawaii Rev. Ser. 10	6.034	10/01/40	5,370,350
1,000,000	University of Idaho University Rev. General Ser. 10C	6.520	04/01/41	1,089,570
250,000	University of Michigan University Rev. Ser. 10A	5.513	04/01/30	298,388
500,000	University of North Carolina University Ser. 09B	5.757	12/01/39	559,940
10,000,000	University of Texas System Ser. 10C	4.644	08/15/30	11,012,900
2,000,000	University of Washington Rev. Ref. Ser. 10B	4.897	10/01/33	2,209,840
500,000	Utah State Board of Regents Auxiliary & Campus Facilities System Rev. Ser. 10	6.186	04/01/30	584,665
1,435,000	Washington State Biomedical Research Facilities No. 3 Ser. 10B	6.416	07/01/30	1,779,328
250,000	Wayne State University Ser. 09B	6.536	11/15/39	267,173
				59,479,555
	Electric Power Revenue — 8.7%
1,915,000	American Municipal Power, Inc. Ohio (Combined Hydroelectric Projects) Rev. Ser.10	8.084	02/15/50	2,689,656
1,500,000	American Municipal Power, Inc. Ohio (Combined Hydroelectric Projects) Ser. 10	7.834	02/15/41	2,104,905
4,090,000	American Municipal Power, Inc. Ohio (Meldahl Hydroelectric-Remarketed) Ser. 10E	6.270	02/15/50	4,606,321
2,000,000	American Municipal Power, Inc. Ohio Ser. 10	7.499	02/15/50	2,606,820
200,000	Anchorage Alaska Electric Utilities Rev. Ser. 09B	6.558	12/01/39	217,398
750,000	Benton County Washington Public Utility District No. 1 Electric Rev. Ser. 10	6.546	11/01/30	874,515
6,500,000	Cowlitz County Washington Public Utility District No. 1 Electric Ser. 10	6.884	09/01/32	8,028,475
2,000,000	Douglas County Washington Public Utility District No. 1 Wells Hydroelectric Ser. 10B	5.245	09/01/30	2,178,820
2,500,000	Grant County Washington Public Utility District No. 2 (Priest Rapids Hydroelectric) Ref. Ser. 10L	5.730	01/01/30	2,813,950
2,750,000	Grant County Washington Public Utility District No. 2 (Priest Rapids Hydroelectric) Ref. Ser. 10L	5.830	01/01/40	3,089,487
2,000,000	Grays Harbor County Washington Public Utility District No. 1 Electric Rev. Ser. 10A	6.707	07/01/40	2,429,200
500,000	JEA Florida Electric Systems Rev Ser. 09F	6.406	10/01/34	594,300
4,000,000	Los Angeles California Department of Water & Power Rev. Ser. 10	5.716	07/01/39	4,793,760
2,000,000	Los Angeles California Department of Water & Power Rev. Ser. 10	6.166	07/01/40	2,195,840
1,500,000	Los Angeles California Department of Water & Power Rev. Ser. 10	7.000	07/01/41	1,763,625
500,000	Missouri Joint Municipal Electric Utility Commission Power Project Rev. Ser. 09A	6.790	01/01/29	540,510
1,000,000	Missouri Joint Municipal Electric Utility Commission Power Project Rev. Ser. 10	7.597	01/01/32	1,282,610
5,000,000	Municipal Electric Auth. of Georgia (Plant Vogtle Units 3&4 Project J) Ser. 10	6.637	04/01/57	5,860,750
5,000,000	Municipal Electric Auth. of Georgia (Plant Vogtle Units 3&4 Project P) Ser. 10	7.055	04/01/57	5,185,300
250,000	Northern Illinois Municipal Power Agency Power Project Rev. Ser. 10	7.620	01/01/30	310,375
1,000,000	Nothern California Power Agency Rev. (Lodi Energy Center) Ser. 10B	7.311	06/01/40	1,167,700

$1,000,000	Oklahoma State Municipal Power Auth. (Power Supply System) Rev. Ser. 10	6.440%	01/01/45	$1,172,580
1,000,000	Sacramento County California Municipal Utility District Electric Rev. Ser. 10	6.156	05/15/36	1,218,760
1,900,000	Southern California Public Power Auth. (Power Project) Rev. Ser. 10	5.843	07/01/30	2,200,238
2,000,000	Southern California Public Power Auth. Rev. Ser. 10	5.921	07/01/35	2,232,420
2,570,000	Tacoma Washington Electric System Rev. Ser. 10 AGM	5.791	01/01/32	2,937,536
2,000,000	Tacoma Washington Electric System Rev. Ser. 10	5.966	01/01/35	2,351,600
5,330,000	Virgin Islands Water & Power Auth. (Electric System) Rev. Ser. 10C AGM	6.850	07/01/35	5,909,851
				73,357,302
	Fuel Sales Tax Revenue — 2.3%
5,000,000	Cape Coral Florida Gas Tax Rev. Ser. 10B	7.147	10/01/30	5,746,700
1,000,000	Oregon State Department of Transportation Highway User Tax Rev. (Sub-Lien) Ser. 10A	5.834	11/15/34	1,235,080
2,000,000	Washington State Ser. 10	5.090	08/01/33	2,307,540
1,400,000	Washoe County Nevada Highway Rev. Ser. 10	7.063	02/01/30	1,582,504
5,000,000	Washoe County Nevada Highway Rev. Ser. 10	7.213	02/01/39	5,665,500
2,000,000	Washoe County Nevada Highway Rev. Ser. 10	7.969	02/01/40	2,755,440
				19,292,764
	General Fund — 2.6%
10,040,000	California State Various Purpose Ser. 09	7.550	04/01/39	13,469,162
5,000,000	California State Various Purpose Ser. 10	5.700	11/01/21	5,671,400
2,000,000	Kauai County Hawaii Ser. 10	5.763	08/01/33	2,410,940
				21,551,502
	Grant Revenue — 1.4%
11,180,000	Chicago Board of Education Ser. 09E	6.138	12/01/39	12,163,505

	Highway Tolls Revenue — 4.1%
595,000	Idaho Housing & Financing Association Ser. 10A-2	6.348	07/15/28	711,900
200,000	Illinois State Toll Highway Auth. Toll Highway Rev Ser. 09A	5.293	01/01/24	213,358
1,000,000	Missouri State Highway & Transportation Commission State Road Rev. Ser. 10	5.020	05/01/25	1,176,230
250,000	New Hampshire State Turnpike System Rev. Ser. 09B	6.259	11/01/29	278,120
250,000	New Hampshire State Turnpike System Rev. Ser. 09B	6.009	11/01/39	300,417
1,875,000	New Jersey State Turnpike Auth. Rev. Ser. 10A	7.102	01/01/41	2,667,113
5,000,000	North Texas Tollway Auth. Rev. Subordinate Lien Ser. 10B-2	8.410	02/01/30	5,721,550
5,000,000	North Texas Tollway Auth. Rev. Subordinate Lien Ser. 10B-2	8.910	02/01/30	5,675,400
10,000,000	Pennsylvania Turnpike Commission Ser. 10B	5.511	12/01/45	11,378,400
2,000,000	Texas State Transportation Commission Rev. (First Tier) Ser. 10B	5.028	04/01/26	2,418,580
2,000,000	Texas State Transportation Commission Rev. (First Tier) Ser. 10B	5.178	04/01/30	2,387,640
1,200,000	Triborough Bridge & Tunnel Auth. Ser. 09B	5.500	11/15/39	1,403,952
				34,332,660
	Hospital Revenue — 1.4%
1,000,000	Cuyahoga County Ohio Hospital Rev. Ser. 10	8.223	02/15/40	1,204,640
2,000,000	King County Washington Public Hospital District No. 1 Hospital Facilities Rev. Ser. 10	7.900	06/15/30	2,251,100
2,500,000	Lee Memorial Health System Florida Hospital Rev. Ser. 10A	7.281	04/01/27	2,978,675
1,000,000	Medical Center Educational Building Corp. Mississippi Rev. Ser. 10	6.692	06/01/32	1,100,420
1,000,000	New Liberty Missouri Hospital District Hospital Rev. Ser. 10B	7.000	12/01/35	1,067,160
1,000,000	Oak Valley California Hospital District (Health Facility) Rev. Ser. 10B	9.000	11/01/39	1,056,040
1,500,000	Tangipahoa Parish Louisiana Hospital Service District No. 1 (North Oaks Health System) Ser. 09A AGC	7.200	02/01/42	1,610,025
500,000	University California Regents Medical Center Pooled Rev. Ser. 09F	6.458	05/15/29	592,625
				11,860,685
	Hotel Occupancy Tax — 1.4%
2,780,000	Dallas Texas Convention Center Hotel Development Corp. Ser. 09	7.088	01/01/42	3,216,043
2,000,000	Metropolitan Government of Nashville & Davidson County Convention Center Auth. Ser. 10A-2	7.431	07/01/43	2,494,580

$4,775,000	Metropolitan Government of Nashville & Davidson County Convention Center Auth. Ser. 10B	6.731%	07/01/43	$5,794,080
				11,504,703
	Income Tax Revenue — 3.0%
1,500,000	District of Columbia Income Tax Rev. Ser. 10	5.582	12/01/35	1,821,120
3,785,000	New York City Transitional Finance Auth. (Building Aid) Rev. Sub-Ser. 10S-1B	6.828	07/15/40	4,988,176
8,000,000	New York City Transitional Finance Auth. (Future Tax Secured) Rev. Ser. 10	5.932	11/01/36	8,967,440
200,000	New York State Dormitory Auth. State Personal Income Tax Rev. Ser. 09F	5.292	03/15/25	235,354
1,800,000	New York State Dormitory Auth. State Personal Income Tax Rev. Ser. 10	5.389	03/15/40	2,137,338
1,400,000	New York State Dormitory Auth. State Personal Income Tax Rev. Ser. 10C	4.904	02/15/23	1,621,690
2,500,000	New York State Urban Development Corp. Rev. State Personal Income Tax Ser. 09	5.770	03/15/39	2,984,375
2,000,000	New York State Urban Development Corp. Rev. State Personal Income Tax Ser. 10C	5.838	03/15/40	2,449,560
				25,205,053
	Lease Revenue — 7.6%
300,000	Beverly Hills California Public Financing Auth. Lease Rev. (Various Projects) Ser. 10C	6.674	06/01/30	321,801
1,000,000	Beverly Hills California Public Financing Auth. Lease Rev. (Various Projects) Ser. 10C	6.774	06/01/40	1,082,720
2,000,000	Brighton Colorado COP Ser. 10B AGM	6.550	12/01/30	2,139,340
2,000,000	California State Public Works Board Lease Rev. (California State University Projects) Ser. 10B-2	7.804	03/01/35	2,265,660
2,500,000	California State Public Works Board Lease Rev. (University of California Projects) Ser. 10C-2	7.004	03/01/35	2,720,350
8,500,000	California State Public Works Board Ser. 09-G-2	8.361	10/01/34	9,979,680
4,000,000	California State Public Works Board Ser. 10A-2	8.000	03/01/35	4,294,240
1,000,000	Camden County New Jersey Improvement Auth. Lease Rev. Ser. 10	7.747	07/01/34	1,128,790
5,000,000	Colorado State Building Excellent Schools Today COP Ser. 10B	6.242	03/15/30	5,586,450
3,000,000	Colorado State Building Excellent Schools Today COP Ser. 10E	7.017	03/15/31	3,547,080
1,000,000	Columbus Indiana Multi-High School Building Corp. Ser. 10	6.446	01/15/30	1,100,060
2,000,000	Consolidated Wyoming Municipalities Electric Power System Joint Powers Board (Gillette Electric) Ser. 10B	6.279	06/01/25	2,295,580
2,000,000	Consolidated Wyoming Municipalities Electric Power System Joint Powers Board (Gillette Electric) Ser. 10B	6.854	06/01/35	2,273,220
280,000	Escondido California Union High School District COP (Qualified School Construction Bonds) Ser. 10 AGM	5.000	06/01/17	293,681
1,000,000	Franklin County Ohio Convention Facilities Auth Ser. 10	6.390	12/01/30	1,106,620
1,500,000	Las Vegas Nevada COP (City Hall Project) Ser. 09B	7.750	09/01/29	1,775,115
500,000	Los Angeles California Municipal Improvement Corp. Lease Rev. (Recovery Zone Economic Development) Ser. 09D	7.757	09/01/39	539,580
2,000,000	Miami-Dade County Florida School Board COP Ser. 10	6.935	06/15/32	2,152,720
1,000,000	New Jersey State Educational Facilities Auth. Rev. Ser. 10B	7.225	07/01/30	1,119,900
2,000,000	New York City Educational Construction Fund Rev. Ser. 10	6.000	04/01/35	2,317,240
1,000,000	Passaic County New Jersey Ser. 10	6.540	08/01/31	1,076,850
500,000	Peoria Illinois Public Building Commission (School District Facilities) Rev. Ser. 09C AGC	6.580	12/01/29	544,870
1,000,000	Prescott Arizona Municipal Property Corp. Rev. Ser. 10	6.245	07/01/29	1,104,810
3,000,000	Regional Transportation District Colorado COP Ser. 10	7.672	06/01/40	3,681,090
500,000	Salt Lake County Utah Municipal Building Auth. (Lease Rev.) Ser. 09B	5.820	12/01/29	579,940
3,000,000	San Francisco California City and County COP Ser. 09D	6.487	11/01/41	3,231,870
1,000,000	St. Charles Missouri COP Ser. 10B	5.650	02/01/30	1,058,720
2,000,000	USF Financing Corp. Florida COP Ser. 10	8.548	07/01/40	2,386,600

$2,250,000	Williamsburg County South Carolina Public Facilities Corp. (Installment Purchase Rev.) Ser. 10	6.526%	12/01/30	$2,414,385
				64,118,962
	Miscellaneous Revenue — 5.8%
500,000	Battery Park City Auth. Rev. Ser. 09A	6.375	11/01/39	552,775
500,000	Camden County New Jersey Improvement Auth. Rev. Ser. 09A	6.180	01/15/27	575,895
2,000,000	Commonwealth Financing Auth. Pennsylvania Rev. Ser. 10	5.587	06/01/30	2,225,460
2,000,000	Illinois State Ser. 10	7.350	07/01/35	2,319,260
1,000,000	Indianapolis Indiana Local Public Improvement Bond Bank Ser. 10	5.854	01/15/30	1,170,930
3,500,000	Indianapolis Indiana Local Public Improvement Bond Bank Ser. 10B-2	5.966	01/15/30	4,316,655
500,000	Kansas State Development Finance Auth. Rev. (Kansas State Projects) Ser. 10E-2	6.120	11/01/29	577,930
2,000,000	Kansas State Development Finance Auth. Rev. Ser. 10	5.945	03/01/30	2,527,960
7,000,000	Miami-Dade County Florida Special Obligation Ser. 10B	6.743	04/01/40	7,550,970
5,000,000	Mississippi Development Bank Special Obligation Ser. 10	6.413	01/01/40	6,076,650
3,000,000	New Jersey Economic Development Auth. Rev. Ser. 10CC-1	6.425	12/15/35	3,477,990
7,220,000	New Jersey State Turnpike Auth. Rev. Ser. 09F	7.414	01/01/40	10,634,555
3,000,000	Ohio State Water Development Auth. Water Pollution Control Loan Fund Rev. (Water Quality) Ser. 10B-2	4.879	12/01/34	3,382,260
1,000,000	Port St. Lucie Florida Stormwater Utility Rev. Ser. 10A AGC	7.376	05/01/39	1,102,690
2,000,000	St. Cloud Florida Capital Improvement Rev. Ser. 10B AGM	5.849	09/01/30	2,104,360
				48,596,340
	Multiple Utility Revenue — 0.2%
1,500,000	Colorado Springs Colorodo Utilities Rev. Ser. 10	6.615	11/15/40	2,028,195

	Port, Airport & Marina Revenue — 7.6%
1,000,000	Alaska State International Airports Rev. Ser. 10D	6.284	10/01/35	1,066,120
12,690,000	Chicago Illinois O’Hare International Airport Ser. 10	6.845	01/01/38	14,336,274
15,000,000	Chicago Illinois O’Hare International Airport Ser. 10	6.395	01/01/40	19,137,600
10,000,000	Clark County Nevada Airport System Rev. Ser. 09B	6.881	07/01/42	11,297,700
2,000,000	Clark County Nevada Airport System Rev. Ser. 10C	6.820	07/01/45	2,561,160
1,500,000	Denver Colorado City & County Airport Rev. Ser. 09	6.414	11/15/39	1,756,065
250,000	Long Beach California Senior Airport Rev. Ser. 09C	7.765	06/01/39	276,702
5,000,000	Port Authority of New York & New Jersey Consolidated One Hundred Sixty-Eigth Ser. 11	4.926	10/01/51	5,403,650
1,910,000	San Diego County California Regional Airport Auth. Airport Rev. Subordinate Ser. 10C	6.628	07/01/40	2,078,882
5,000,000	South Jersey Port Corp. New Jersey Rev. (Marine Terminal) Ser. 09-P-3	7.365	01/01/40	5,999,150
				63,913,303
	Resource Recovery Revenue — 0.5%
3,905,000	Delaware State Solid Waste Auth. Solid Waste System Rev. Ser. 10B	4.970	06/01/19	4,323,538

	Sales Tax Revenue — 2.6%
5,000,000	Dallas Texas Area Rapid Transit Sales Tax Rev. Ser. 09	5.999	12/01/44	6,632,600
200,000	Glendale Arizona Municipal Property Corp. (Excise Tax) Rev. Ser. 08B AGM	6.157	07/01/33	227,030
2,000,000	Massachusetts Bay Transportation Auth. Sales Tax Rev. Ser. 10	5.769	07/01/31	2,451,360
250,000	Massachusetts State School Building Auth. Dedicated Sales Tax Rev. Ser. 09B	5.715	08/15/39	314,480
2,500,000	Miami-Dade County Florida Transit Sales Surtax Rev. Ser. 10B	5.534	07/01/32	2,780,500
3,700,000	New York City Transitional Finance Auth. Rev. Ser. 10	5.508	08/01/37	4,495,204
1,025,000	Santa Clara Valley California Transportation Auth. Sales Tax Rev. Ser. 10	5.876	04/01/32	1,224,967
3,000,000	Washoe County Nevada Sales Tax Rev. Ser. 10	7.451	02/01/40	3,777,810
				21,903,951
	Sewer Revenue — 5.1%
500,000	Eagle River Colorado Water & Sanitation District Ser. 09B	6.790	12/01/39	537,570
1,500,000	East Baton Rouge Louisiana Sewerage Commission Rev. Ser. 10	6.087	02/01/45	1,620,720

$3,000,000	East Bay California Municipal Utility District Wastewater System Rev. Ser. 10	5.026%	06/01/32	$3,267,390
500,000	Hollywood Florida Water & Sewer Improvement Rev. Ser. 10B	7.198	10/01/39	552,445
1,030,000	Jurupa California Community Services District COP Ser. 10B	6.347	09/01/25	1,187,569
1,070,000	Jurupa California Community Services District COP Ser. 10B	6.497	09/01/26	1,245,266
1,125,000	Jurupa California Community Services District COP Ser. 10B	6.597	09/01/27	1,316,441
1,170,000	Jurupa California Community Services District COP Ser. 10B	6.697	09/01/28	1,377,324
500,000	Knoxville Tennessee Waste Water System Rev. Ser. 10	6.300	04/01/45	556,175
200,000	Memphis Tennessee Sanitary Sewage System Rev. Ser. 09B AGC	6.300	10/01/29	218,758
500,000	Metropolitan St. Louis Missouri Wastewater System Rev. Ser. 10B	5.856	05/01/39	636,450
1,000,000	Millbrae California Wastewater Rev. COP Ser. 09A	7.423	12/01/39	1,078,670
9,030,000	Orange County Sanitation District (WasterWater) Rev. Ser. 10C	6.400	02/01/44	11,888,447
2,000,000	Sacramento County California Sanitation Districts Financing Auth. Rev. Ser. 10A	6.325	08/01/40	2,323,160
5,000,000	San Francisco California City & County Public Utilities Commission Ser. 10	5.750	10/01/35	5,709,650
200,000	Sarasota Florida Water & Sewer System Rev. Ser. 10B	5.425	10/01/30	209,770
3,000,000	Timpanogos Special Service District Utah Sewer Rev. Ser. 10 AGM	6.500	06/01/30	3,370,560
5,000,000	Timpanogos Special Service District Utah Sewer Rev. Ser. 10 AGM	6.680	06/01/35	5,594,900
				42,691,265
	Special Assessment — 0.2%
1,500,000	Macomb Interceptor Drainage District Michigan Ser. 10A	5.375	05/01/35	1,585,230

	Tax Increment Revenue — 1.5%
8,960,000	Orlando Florida Community Redevelopment Agency Tax Increment Rev. (Orlando Community Redevelopement) Ser. 10B	7.784	09/01/40	10,186,355
500,000	Pensacola Florida Redevelopment Rev. Ser. 09B	7.263	04/01/33	557,980
1,000,000	Temecula California Redevelopment Agency Tax Allocation Rev. (Temecula Redevelopement No. 1) Ser. 10B	7.930	08/01/30	1,096,320
1,000,000	Temecula California Redevelopment Agency Tax Allocation Rev. (Temecula Redevelopement No. 1) Ser. 10B	8.180	08/01/39	1,088,610
				12,929,265
	Transit Revenue — 3.1%
1,200,000	Maryland State Transportation Auth. (Transportation Facilities Projects) Rev. Ser. 10B	5.604	07/01/30	1,436,964
1,800,000	Maryland State Transportation Auth. (Transportation Facilities Projects) Rev. Ser. 10B	5.754	07/01/41	2,272,824
2,500,000	Metropolitan Transportation Auth. New York Dedicated Tax Fund (Metro Transit Auth.) Ser. 10A-2	6.089	11/15/40	3,089,350
1,700,000	Metropolitan Transportation Auth. New York Rev. Ser. 09	5.871	11/15/39	1,994,950
1,000,000	Metropolitan Transportation Auth. New York Rev. Ser. 10	6.648	11/15/39	1,287,800
500,000	Metropolitan Transportation Auth. New York Rev. Ser. 10A	6.668	11/15/39	647,160
1,000,000	Metropolitan Transportation Auth. New York Rev. Ser. 10E	7.134	11/15/30	1,179,730
1,000,000	Metropolitan Transportation Auth. New York Rev. Ser. 10E	6.814	11/15/40	1,315,340
4,500,000	New Jersey State Transportation Trust Fund Auth System Ser. 10B	6.561	12/15/40	5,806,845
6,000,000	New Jersey State Transportation Trust Fund Auth. Ser. 10C	5.754	12/15/28	6,814,020
				25,844,983
	Water Revenue — 7.7%
500,000	Arapahoe County Colorado Water & Wastewater Auth. Rev. Ser. 09A	6.680	12/01/39	542,360
1,500,000	Beaumont Texas Waterworks & Sewer System Ser. 10B	6.007	09/01/30	1,616,175
200,000	Davie Florida Water & Sewer Rev. Ser. 10B AGM	6.599	10/01/30	220,614
2,500,000	East Bay California Municipal Utility District Water System Rev. Ser. 10	5.874	06/01/40	3,207,325
14,000,000	Florida Governmental Utility Auth. Rev. Ser. 10B	6.548	10/01/40	15,078,840
2,000,000	Fresno California Water System Rev. Ser. 10A-2	6.500	06/01/30	2,329,360
1,250,000	JEA Florida Water & Sewer System Rev. Ser. 10A	6.210	10/01/33	1,571,925
2,000,000	Jurupa California Community Services District COP (Water Bonds) Ser. 10B	7.192	09/01/40	2,386,180
125,000	Kalamazoo Michigan Water Supply System Rev. Ser. 09	6.710	09/01/34	134,664

$350,000	Lake City Florida Utility Rev. Ser. 10 AGM	6.175%	07/01/35	$376,943
2,000,000	Los Angeles California Department of Water & Power Rev. Ser. 10	7.003	07/01/41	2,336,540
500,000	Los Angeles California Department of Water & Power Water System Rev. Ser. 09C	5.381	07/01/24	578,700
1,000,000	Metropolitan Water District of Southern California Ser. 10	6.947	07/01/40	1,179,710
1,000,000	Moulton-Niguel California Water District COP Ser. 09	6.790	09/01/29	1,133,270
1,000,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	5.790	06/15/41	1,114,130
2,000,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	5.724	06/15/42	2,577,720
1,100,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	6.124	06/15/42	1,251,272
2,640,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	5.440	06/15/43	3,282,840
1,000,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10DD	6.452	06/15/41	1,160,490
1,000,000	New York State Environmental Facilities Corp. (State Clean Water & Drinking) Ser. 10	5.707	06/15/30	1,188,680
500,000	Passaic Valley New Jersey Water Commission Water Supply Rev. Ser. 09B	7.570	12/15/29	590,140
500,000	Passaic Valley New Jersey Water Commission Water Supply Rev. Ser. 09B	7.820	12/15/39	612,925
3,000,000	Polk County Florida Utility System Rev. Ser. 10B	5.935	10/01/40	3,272,700
500,000	Riverside California Water Rev. Ser. 09B	6.349	10/01/39	610,980
500,000	San Diego County California Water Auth. (Financing Agency Water) Rev. Ser. 10B	6.138	05/01/49	654,530
3,000,000	San Francisco California City & County Public Utilities Commission Water Rev. Ser. 10DE	5.700	11/01/27	3,399,120
500,000	Sarasota County Florida Utility System Rev. Ser. 10	7.126	10/01/30	585,450
2,000,000	Seminole County Florida Water & Sewer Rev. Ser. 10B	6.443	10/01/40	2,178,700
2,000,000	South Central Connecticut Regional Water Auth. Water System Rev. Ser. 10	6.243	08/01/30	2,371,120
1,500,000	Sunrise Florida Utility System Rev. Ser. 10B	5.813	10/01/30	1,614,240
1,000,000	Tacoma Washington Water System Rev. Ser. 10B	5.371	12/01/30	1,141,980
1,275,000	Tucson Arizona Water Rev. Ser. 10	5.789	07/01/26	1,440,584
2,500,000	Upper Eagle Regional Water Auth. Colorodo Rev. Ser. 10	6.518	12/01/39	2,751,100
500,000	Western Nassau County Water Auth. Water System Rev. Ser. 10	6.701	04/01/40	614,105
				65,105,412
	Total Municipal Bonds (Cost $727,657,765)			819,003,394

Number of Shares
	Money Market Fund—1.0%
8,663,809	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $8,663,809)			8,663,809

	Total Investments (Cost $736,321,574)(a)— 98.4%			827,667,203
	Other assets less liabilities—1.6%			13,449,586
	Net Assets—100.0%			$841,116,789

Investment Abbreviations:

Auth.	- Authority
COP	- Certificate of Participation
Ref.	- Refunding Bonds
Rev.	- Revenue
Ser.	- Series

Glossary of Terms:

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.

Notes to Schedule of Investments:

(a) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was substantially the same as for book purposes. The net unrealized appreciation was $91,345,629, which consisted of aggregate gross unrealized appreciation of $91,665,379 and aggregate gross unrealized depreciation of $319,750.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares CEF Income Composite Portfolio (PCEF)

January 31, 2012 (Unaudited)

Number of Shares		Value
	Closed-End Funds - 99.7%
	Bonds - 36.1%
834,920	Aberdeen Asia-Pacific Income Fund, Inc.	$6,303,646
1,192,433	AllianceBernstein Income Fund	9,897,194
116,845	BlackRock Core Bond Trust	1,622,977
205,981	BlackRock Credit Allocation Income Trust II, Inc.	2,142,202
93,630	BlackRock Credit Allocation Income Trust III, Inc.	1,035,548
259,781	BlackRock Credit Allocation Income Trust IV	3,345,979
47,670	BlackRock Enhanced Government Fund, Inc.	735,548
164,902	BlackRock Income Opportunity Trust, Inc.	1,747,961
310,285	BlackRock Income Trust, Inc.	2,308,520
112,768	BlackRock Limited Duration Income Trust	1,923,822
34,742	Cohen & Steers Select Preferred and Income Fund, Inc.	853,611
103,222	Duff & Phelps Utility and Corporate Bond Trust, Inc.	1,284,082
77,094	Eaton Vance Short Duration Diversified Income Fund	1,307,514
44,946	Eaton Vance Tax-Advantaged Bond and Options Strategies Fund	771,723
51,149	Federated Enhanced Treasury Income Fund	750,867
73,496	Franklin Templeton Limited Duration Income Trust	977,497
85,215	Guggenheim Build America Bonds Managed Duration Trust	1,855,983
42,316	Invesco Van Kampen Bond Fund(a)	845,897
242,634	MFS Charter Income Trust	2,307,449
125,718	MFS Government Markets Income Trust	881,283
367,414	MFS Intermediate Income Trust	2,344,101
339,388	MFS Multimarket Income Trust	2,362,140
28,350	Nuveen Build America Bond Opportunity Fund	618,314
104,729	Nuveen Build American Bond Term Fund	2,208,735
56,538	Nuveen Floating Rate Income Opportunity Fund	658,668
43,721	Nuveen Global Government Enhanced Income Fund	634,392
55,689	Nuveen Mortgage Opportunity Term Fund	1,260,799
245,173	Nuveen Multi-Currency Short-Term Government Income Fund	3,268,156
504,464	Nuveen Multi-Strategy Income and Growth Fund	4,252,632
721,323	Nuveen Multi-Strategy Income and Growth Fund II	6,326,003
256,137	Nuveen Quality Preferred Income Fund	2,077,271
520,503	Nuveen Quality Preferred Income Fund II	4,398,250
93,684	Nuveen Quality Preferred Income Fund III	788,819
78,241	PIMCO Corporate Income Fund	1,311,319
225,243	Putnam Master Intermediate Income Trust	1,141,982
437,243	Putnam Premier Income Trust	2,391,719
65,031	Strategic Global Income Fund, Inc.	678,924
338,881	Templeton Global Income Fund	3,334,589
185,131	Wells Fargo Advantage Income Opportunities Fund	1,993,861
62,121	Western Asset Global Corporate Defined Opportunity Fund, Inc.	1,179,057
31,840	Western Asset Investment Grade Defined Opportunity Trust, Inc.	717,674
307,966	Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	3,975,841
130,996	Western Asset/Claymore Inflation-Linked Securities & Income Fund	1,689,848
		92,512,397
	Bonds/High Yield - 28.3%
263,069	AllianceBernstein Global High Income Fund, Inc.	3,946,035
242,786	BlackRock Build America Bond Trust	5,348,576
66,440	BlackRock Corporate High Yield Fund III, Inc.	496,307
120,044	BlackRock Corporate High Yield Fund V, Inc.	1,492,147
133,222	BlackRock Corporate High Yield Fund VI, Inc.	1,623,976
102,640	BlackRock Corporate High Yield Fund, Inc.	765,694
349,348	BlackRock Debt Strategies Fund, Inc.	1,404,379
69,139	BlackRock Floating Rate Income	953,427
34,308	BlackRock Floating Rate Income Strategies Fund II, Inc.	447,033
59,671	BlackRock Floating Rate Income Strategies Fund, Inc.	839,571
224,751	BlackRock Senior High Income Fund, Inc.	907,994
138,207	Credit Suisse Asset Management Income Fund, Inc.	532,097
175,077	Credit Suisse High Yield Bond Fund	530,483
124,927	Eaton Vance Floating-Rate Income Trust	1,920,128
474,767	Eaton Vance Limited Duration Income Fund	7,591,524
220,061	Eaton Vance Senior Floating-Rate Trust	3,373,535
153,846	First Trust High Income Long/Short Fund	2,644,613
101,153	First Trust Senior Floating Rate Income Fund II	1,452,557
96,828	Flaherty & Crumrine/Claymore Preferred Securities Income Fund, Inc.	1,759,365
65,390	Global High Income Fund, Inc.	854,647
481,972	ING Prime Rate Trust	2,636,387
67,701	John Hancock Preferred Income Fund	1,514,471
56,824	John Hancock Preferred Income Fund II	1,233,081
99,604	John Hancock Preferred Income Fund III	1,803,829
141,227	Managed High Yield Plus Fund, Inc.	330,471
111,107	Morgan Stanley Emerging Markets Debt Fund, Inc.	1,191,067
58,129	New America High Income Fund, Inc.	603,960
154,271	Nuveen Floating Rate Income Fund	1,757,147
88,819	Nuveen Senior Income Fund	622,621
139,911	PIMCO Corporate Opportunity Fund	2,644,318
61,477	PIMCO Income Strategy Fund	684,239
144,906	PIMCO Income Strategy Fund II	1,438,917
76,858	PIMCO Strategic Global Government Fund, Inc.	906,924
140,024	Templeton Emerging Markets Income Fund	2,276,790
186,333	Wells Fargo Advantage Multi-Sector Income Fund	2,863,938

135,308	Western Asset Emerging Markets Debt Fund, Inc.	$2,660,155
119,436	Western Asset Emerging Markets Income Fund, Inc.	1,663,744
45,504	Western Asset Global High Income Fund, Inc.	595,647
184,435	Western Asset High Income Fund II, Inc.	1,860,949
163,823	Western Asset High Income Opportunity Fund, Inc.	1,043,553
65,447	Western Asset High Yield Defined Opportunity Fund, Inc.	1,243,493
126,360	Western Asset Managed High Income Fund, Inc.	791,014
35,304	Western Asset Mortgage Defined Opportunity Fund, Inc.	743,149
20,061	Western Asset Premier Bond Fund	326,393
		72,320,345
	Option Income - 35.3%
62,079	Advent Claymore Enhanced Growth & Income Fund	613,961
34,409	AGIC International & Premium Strategy Fund	361,639
58,213	BlackRock EcoSolutions Investment Trust	519,260
182,074	BlackRock Enhanced Capital and Income Fund, Inc.	2,437,971
304,788	BlackRock Enhanced Equity Dividend Trust	2,267,623
129,602	BlackRock Global Energy and Resources Trust	3,398,164
250,929	BlackRock Global Opportunities Equity Trust	3,776,482
29,800	BlackRock Health Sciences Trust	795,660
413,526	BlackRock International Growth and Income Trust	3,337,155
203,908	BlackRock Real Asset Equity Trust	2,442,818
44,826	Columbia Seligman Premium Technology Growth Fund	773,697
78,573	Dow 30 Enhanced Premium & Income Fund, Inc.	851,731
39,009	Dow 30 Premium & Dividend Income Fund, Inc.	530,132
213,973	Eaton Vance Enhanced Equity Income Fund	2,304,489
255,852	Eaton Vance Enhanced Equity Income Fund II	2,752,968
408,628	Eaton Vance Risk-Managed Diversified Equity Income Fund	4,319,198
122,281	Eaton Vance Tax-Managed Buy-Write Income Fund	1,639,788
311,240	Eaton Vance Tax-Managed Buy-Write Opportunities Fund	3,912,287
822,078	Eaton Vance Tax-Managed Diversified Equity Income Fund	7,834,403
560,524	Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	6,171,369
1,652,911	Eaton Vance Tax-Managed Global Diversified Equity Income Fund	14,925,786
94,947	First Trust Enhanced Equity Income Fund	1,092,840
62,510	Guggenheim Enhanced Equity Income Fund	532,585
37,221	ING Asia Pacific High Dividend Equity Income Fund	610,424
62,615	ING Global Advantage and Premium Opportunity Fund	710,680
299,615	ING Global Equity Dividend & Premium Opportunity Fund	2,831,362
85,471	ING Infrastructure Industrials and Materials Fund	1,491,469
43,873	ING Risk Managed Natural Resources Fund	526,037
101,825	Madison/Claymore Covered Call & Equity Strategy Fund	813,582
75,423	NASDAQ Premium Income & Growth Fund, Inc.	1,088,354
305,625	NFJ Dividend Interest & Premium Strategy Fund	5,287,313
121,649	Nuveen Equity Premium Advantage Fund	1,468,303
83,671	Nuveen Equity Premium and Growth Fund	1,054,255
181,991	Nuveen Equity Premium Income Fund	2,174,792
302,866	Nuveen Equity Premium Opportunity Fund	3,634,392
65,122	Nuveen Global Value Opportunities Fund	1,111,633
		90,394,602
	Total Investments (Cost $252,209,991)(b)-99.7%	255,227,344
	Other assets less liabilities-0.3%	876,036
	Net Assets-100.0%	$256,103,380

Notes to Schedule of Investments:

(a) Affiliated company. The Fund’s Advisor is a subsidiary of Invesco Ltd. and therefore, Invesco Van Kampen Bond Fund is considered to be affiliated with the Fund. The table below shows the transactions in and earnings from the investment in Invesco Van Kampen Bond Fund for the three months ended January 31, 2012.

				Change in
				Unrealized
	Value	Purchases	Proceeds	Appreciation	Realized	Value	Dividend
	October 31, 2011	at Cost	from Sales	(Depreciation)	Gain	January 31, 2012	Income
Invesco Van Kampen Bond Fund	$920,800	$42,844	$(139,914)	$(5,019)	$27,186	$845,897	$10,466

(b) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $254,845,723. The net unrealized appreciation was $381,621, which consisted of aggregate gross unrealized appreciation of $9,240,800 and aggregate gross unrealized depreciation of $8,859,179.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Chinese Yuan Dim Sum Bond Portfolio (DSUM)

January 31, 2012 (Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds — 97.8%
		Bermuda— 8.7%
CNY	1,000,000	Beijing Enterprises Water Group Ltd., 144A(b)	3.750%	06/30/14	$158,326
CNY	2,000,000	Genting Hong Kong Ltd., 144A(b)	3.950	06/30/14	311,362
CNY	1,000,000	Silvery Castle Ltd., 144A(b)	2.750	07/14/14	153,603
					623,291
		British Virgin Islands— 10.2%
CNY	1,000,000	Big Will Investments Ltd.	7.000	04/29/14	135,535
CNY	1,000,000	Right Century Ltd.	1.850	06/03/14	151,866
CNY	1,000,000	Road King Infrastructure Finance 2011 Ltd.	6.000	02/25/14	133,605
CNY	1,000,000	Sinochem Offshore Capital Co. Ltd.	1.800	01/18/14	152,464
CNY	1,000,000	Value Success International Ltd.	2.075	06/09/14	152,755
					726,225
		Cayman Islands— 10.6%
CNY	1,000,000	China Shanshui Cement Group Ltd.	6.500	07/22/14	153,671
CNY	1,000,000	Intime Department Store Group Co. Ltd.	4.650	07/21/14	154,329
CNY	1,000,000	Melco Crown Entertainment Ltd.	3.750	05/09/13	153,987
CNY	1,000,000	MTR Corp. Cayman Islands Ltd., MTN	0.625	06/17/13	156,482
CNY	1,000,000	Zhongsheng Group Holdings Ltd.	4.750	04/21/14	142,588
					761,057
		China— 29.8%
CNY	1,000,000	Bank of China Ltd.	2.900	09/30/13	159,443
CNY	700,000	Baosteel Group Corp. Ltd.	3.125	12/01/13	110,544
CNY	1,000,000	Baosteel Group Corp. Ltd., 144A(b)	3.500	12/01/14	157,812
CNY	1,000,000	China Development Bank Corp.	2.700	11/11/13	160,280
CNY	1,000,000	China Government Bond	1.000	12/01/13	157,501
CNY	1,000,000	China Government Bond, 144A(b)	0.600	08/18/14	154,660
CNY	1,000,000	China Government Bond	1.800	12/01/15	156,456
CNY	4,000,000	China Government Bond, 144A(b)	1.400	08/18/16	613,021
CNY	2,000,000	China Government Bond, 144A(b)	1.940	08/18/18	306,642
CNY	1,000,000	China Government Bond	2.480	12/01/20	155,414
					2,131,773
		France— 2.2%
CNY	1,000,000	Air Liquide Finance SA, 144A(b)	3.000	09/19/16	153,791

		Hong Kong— 21.2%
CNY	1,000,000	BYD HK Co. Ltd.	4.500	04/28/14	126,831
CNY	1,000,000	China Resources Power Holdings Co. Ltd.	2.900	11/12/13	158,430
CNY	1,000,000	China Resources Power Holdings Co. Ltd.	3.750	11/12/15	159,755
CNY	1,000,000	Eastern Air Overseas Hong Kong Corp. Ltd.	4.000	08/08/14	156,987
CNY	1,000,000	Far East Horizon Ltd.	3.900	06/03/14	151,408
CNY	1,000,000	Galaxy Entertainment Group Ltd.	4.625	12/16/13	156,960
CNY	1,000,000	Hainan Airlines Hong Kong Co. Ltd., 144A(b)	6.000	09/16/14	154,930
CNY	1,000,000	HKCG Finance Ltd., Series E, MTN, 144A(b)	1.400	04/11/16	145,361
CNY	1,000,000	Lafarge Shui On Cement Ltd., 144A(b)	9.000	11/14/14	165,018
CNY	1,000,000	Singamas Container Holdings Ltd.	4.750	04/14/14	143,306
					1,518,986
		Luxembourg— 2.1%
CNY	1,000,000	VTB Bank OJSC Via VTB Capital SA	2.950	12/23/13	153,517

		Netherlands— 2.1%
CNY	1,000,000	Volkswagen International Finance NV, Series E, MTN	2.150	05/23/16	153,374

		Singapore— 2.1%
CNY	1,000,000	Global Logistic Properties Ltd.	3.375%	05/11/16	$153,679

		Supranational— 2.3%
CNY	1,000,000	Asian Development Bank, Series E, MTN	2.850	10/21/20	160,998

		United States— 2.2%
CNY	1,000,000	Caterpillar Financial Services Corp., Series E, MTN, 144A	1.350	07/12/13	156,126

		Virgin Islands (BR)— 2.2%
CNY	1,000,000	CNPC Golden Autumn Ltd., 144A(b)	2.550	10/26/13	157,873

		Virgin Islands (US)— 2.1%
CNY	1,000,000	Rainbow Days Ltd.	3.000	06/30/16	147,151

		Total Corporate Bonds (Cost $7,039,474)			6,997,841

Number of Shares
	Money Market Fund—1.3%
94,205	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $94,205)	94,205

	Total Investments (Cost $7,133,679)(c)— 99.1%	7,092,046
	Other assets less liabilities—0.9%	60,557
	Net Assets—100.0%	$7,152,603

Investment Abbreviations:

MTN	- Medium-Term Notes

Currency Legend:

CYN	- Chinese Yuan

Notes to Schedule of Investments:

(a) Foreign denominated security. Principal amount denominated in currency indicated.

(b) Security is exempt from registration under Rule 144A of Securities Act of 1933. This security may be resold in the transaction exempt from registration, typically to qualified institutional buyers.

(c) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was substantially the same as for book purposes. The net unrealized depreciation was $41,633, which consisted of aggregate gross unrealized appreciation of $25,168 and aggregate gross unrealized depreciation of $66,801.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Convertible Securities Portfolio (CVRT)

January 31, 2012 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Convertible Bonds— 80.7%
	Aerospace/Defense— 1.1%
$100,000	L-3 Communications Holdings, Inc.	3.000%	08/01/35	$97,500

	Airlines— 3.0%
100,000	United Continental Holdings, Inc.	6.000	10/15/29	276,875

	Auto Parts & Equipment— 3.0%
100,000	BorgWarner, Inc.	3.500	04/15/12	227,875
50,000	Icahn Enterprises LP(a)	4.000	08/15/13	49,250
				277,125
	Beverages— 1.1%
100,000	Molson Coors Brewing Co.	2.500	07/30/13	106,125

	Biotechnology— 10.7%
400,000	Amgen, Inc., Series B	0.375	02/01/13	414,500
200,000	Gilead Sciences, Inc.	1.000	05/01/14	242,750
100,000	Gilead Sciences, Inc.	1.625	05/01/16	126,500
100,000	Incyte Corp. Ltd.	4.750	10/01/15	213,375
				997,125
	Coal— 1.1%
100,000	Peabody Energy Corp.	4.750	12/15/41	102,875

	Commercial Services— 1.9%
100,000	Hertz Global Holdings, Inc.	5.250	06/01/14	177,875

	Computers— 6.0%
150,000	EMC Corp., Series B	1.750	12/01/13	249,375
150,000	NetApp, Inc.	1.750	06/01/13	194,625
100,000	SanDisk Corp.	1.500	08/15/17	116,000
				560,000
	Diversified Financial Services— 0.9%
100,000	E*Trade Financial Corp. (b)	0.000	08/31/19	81,625

	Electrical Components & Equipment— 1.2%
100,000	General Cable Corp.(c)	4.500	11/15/29	109,250

	Healthcare-Products— 3.2%
100,000	Kinetic Concepts, Inc., 144A(d)	3.250	04/15/15	144,750
150,000	Medtronic, Inc.	1.625	04/15/13	152,813
				297,563
	Healthcare-Services— 1.1%
100,000	LifePoint Hospitals, Inc.	3.500	05/15/14	106,000

	Insurance— 2.5%
100,000	CNO Financial Group, Inc.	7.000	12/30/16	140,875
100,000	Old Republic International Corp.	3.750	03/15/18	95,250
				236,125
	Internet— 5.9%
100,000	priceline.com, Inc., 144A(d)	1.250	03/15/15	182,375
100,000	Symantec Corp., Series B	1.000	06/15/13	112,250
200,000	VeriSign, Inc.	3.250	08/15/37	248,750
				543,375

	Investment Companies— 1.7%
$150,000	Ares Capital Corp., 144A(d)	5.750%	02/01/16	$156,000

	Lodging— 1.3%
100,000	Gaylord Entertainment Co., 144A(d)	3.750	10/01/14	122,000

	Media— 1.5%
100,000	XM Satellite Radio, Inc., 144A(d)	7.000	12/01/14	140,250

	Mining— 3.1%
100,000	Alcoa, Inc.	5.250	03/15/14	171,375
75,000	Newmont Mining Corp. , Series B	1.625	07/15/17	112,406
				283,781
	Miscellaneous Manufacturing— 4.3%
100,000	Ingersoll-Rand Global Holding Co. Ltd. (Bermuda)	4.500	04/15/12	197,000
100,000	Textron, Inc.	4.500	05/01/13	199,000
				396,000
	Oil & Gas— 2.8%
100,000	Chesapeake Energy Corp.	2.500	05/15/37	87,875
100,000	Pioneer Natural Resources Co.	2.875	01/15/38	169,750
				257,625
	Pharmaceuticals— 4.8%
100,000	Cephalon, Inc.	2.000	06/01/15	175,018
100,000	Mylan, Inc.	3.750	09/15/15	170,875
100,000	Omnicare, Inc.	3.250	12/15/35	95,750
				441,643
	REITs— 6.7%
100,000	Annaly Capital Management, Inc.	4.000	02/15/15	118,750
100,000	Boston Properties LP, 144A(d)	3.625	02/15/14	110,375
150,000	Host Hotels & Resorts LP, 144A(d)	2.625	04/15/27	151,125
150,000	iStar Financial, Inc.(a)	1.081	10/01/12	139,875
100,000	Vornado Realty LP	3.875	04/15/25	102,375
				622,500
	Semiconductors— 7.0%
100,000	Intel Corp.	2.950	12/15/35	112,875
200,000	Intel Corp.	3.250	08/01/39	268,500
200,000	Microchip Technology, Inc.	2.125	12/15/37	272,500
				653,875
	Software— 2.4%
100,000	Microsoft Corp. , 144A(b)(d)	0.000	06/15/13	104,250
100,000	Nuance Communications, Inc., 144A(d)	2.750	11/01/31	117,500
				221,750
	Telecommunications— 2.4%
100,000	Ciena Corp., 144A(d)	4.000	03/15/15	106,750
100,000	Level 3 Communications, Inc.	15.000	01/15/13	116,125
				222,875
	Total Convertible Bonds (Cost $7,833,601)			7,487,737

Number of Shares
	Convertible Preferred Stocks—18.8%
	Auto Manufacturers— 3.5%
8,000	General Motors Co., Series B, $2.38	320,480

	Banks— 4.9%
100	Bank of America Corp., Series L, $72.50	92,147
1,000	Citigroup, Inc., $7.50	92,660
250	Wells Fargo & Co., Series L, $75.00	273,750
		458,557

	Electric— 2.6%
4,525	PPL Corp., $4.38	$237,834

	Insurance— 2.2%
3,000	MetLife, Inc., $3.75	205,530

	Oil & Gas— 3.1%
2,500	Apache Corp., Series D, $3.00	143,575
150	Chesapeake Energy Corp., Series 144A, $57.50(d)	139,875
		283,450
	REITs— 1.7%
3,000	Health Care REIT, Inc., Series I, $3.25	160,350

	Telecommunications— 0.8%
1,200	Crown Castle International Corp., $3.13	78,600

	Total Convertible Preferred Stocks (Cost $1,981,499)	1,744,801

	Total Investments (Cost $9,815,100)(e)— 99.5%	9,232,538
	Other assets less liabilities—0.5%	45,508
	Net Assets—100.0%	$9,278,046

Investment Abbreviations:

REIT	- Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Variable rate coupon. Stated interest rate was in effect at January 31, 2012.

(b) Denotes a zero coupon security issued at a substantial discount from its value at maturity.

(c) Denotes step up bond. The rate indicated is the current coupon as of January 31, 2012.

(d) Security is exempt from registration under Rule 144A of Securities Act of 1933. This security may be resold in the transaction exempt from registration, typically to qualified institutional buyers.

(e) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was substantially the same as for book purposes. The net unrealized depreciation was $582,562, which consisted of aggregate gross unrealized appreciation of $196,159 and aggregate gross unrealized depreciation of $778,721.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Emerging Markets Sovereign Debt Portfolio (PCY)

January 31, 2012 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Sovereign Debt Obligations— 98.3%
	Brazil— 4.7%
$13,400,000	Republic of Brazil	8.750%	02/04/25	$20,167,000
14,600,000	Republic of Brazil	8.250	01/20/34	22,097,100
16,640,000	Republic of Brazil	7.125	01/20/37	22,721,920
				64,986,020
	Bulgaria— 4.1%
50,426,000	Republic of Bulgaria	8.250	01/15/15	57,283,936

	Colombia— 4.6%
15,100,000	Republic of Colombia	8.125	05/21/24	21,124,900
15,259,000	Republic of Colombia	7.375	09/18/37	20,836,165
18,100,000	Republic of Colombia	6.125	01/18/41	21,810,500
				63,771,565
	Croatia— 3.6%
17,894,000	Republic of Croatia	6.750	11/05/19	17,024,369
16,800,000	Republic of Croatia	6.625	07/14/20	15,960,000
17,800,000	Republic of Croatia	6.375	03/24/21	16,598,500
				49,582,869
	El Salvador— 4.3%
16,654,000	Republic of El Salvador	8.250	04/10/32	18,444,305
19,611,000	Republic of El Salvador	7.650	06/15/35	20,491,534
19,565,000	Republic of El Salvador	7.625	02/01/41	19,858,475
				58,794,314
	Hungary— 3.8%
18,931,000	Republic of Hungary	4.750	02/03/15	17,855,719
18,600,000	Republic of Hungary	6.250	01/29/20	17,298,000
18,700,000	Republic of Hungary	7.625	03/29/41	17,367,625
				52,521,344
	Indonesia— 4.7%
15,263,000	Republic of Indonesia	8.500	10/12/35	22,283,980
18,506,000	Republic of Indonesia	6.625	02/17/37	22,716,115
14,450,000	Republic of Indonesia	7.750	01/17/38	19,796,500
				64,796,595
	Lithuania— 4.0%
18,075,000	Republic of Lithuania	6.750	01/15/15	19,159,500
18,005,000	Republic of Lithuania	7.375	02/11/20	19,467,906
16,800,000	Republic of Lithuania	6.125	03/09/21	16,674,000
				55,301,406
	Mexico— 4.7%
14,750,000	United Mexican States, Series A, MTN	7.500	04/08/33	20,539,375
17,275,000	United Mexican States, Series A, MTN	6.750	09/27/34	22,457,500
17,642,000	United Mexican States, Series A, MTN	6.050	01/11/40	21,417,388
				64,414,263
	Pakistan— 3.8%
33,207,000	Islamic Republic of Pakistan	7.125	03/31/16	24,905,250
39,123,000	Islamic Republic of Pakistan	6.875	06/01/17	27,190,485
				52,095,735
	Panama— 4.4%
16,100,000	Republic of Panama	5.200	01/30/20	18,378,150
16,160,000	Republic of Panama	7.125	01/29/26	21,274,640
13,893,000	Republic of Panama	8.875	09/30/27	20,770,035
				60,422,825

	Peru— 4.6%
$16,125,000	Republic of Peru	7.350%	07/21/25	$21,526,875
13,704,000	Republic of Peru	8.750	11/21/33	20,967,120
19,800,000	Republic of Peru	5.625	11/18/50	21,403,800
				63,897,795
	Philippines— 4.5%
14,046,000	Republic of Philippines	9.500	02/02/30	21,964,432
14,285,000	Republic of Philippines	7.750	01/14/31	19,499,025
17,680,000	Republic of Philippines	6.375	10/23/34	21,251,360
				62,714,817
	Poland— 4.2%
15,550,000	Republic of Poland	6.375	07/15/19	17,552,063
19,200,000	Republic of Poland	5.125	04/21/21	19,848,000
20,000,000	Republic of Poland	5.000	03/23/22	20,380,000
				57,780,063
	Qatar— 4.4%
16,325,000	State of Qatar	6.550	04/09/19	19,345,125
12,267,000	State of Qatar	9.750	06/15/30	19,075,185
19,400,000	State of Qatar	6.400	01/20/40	22,601,000
				61,021,310
	Russia— 4.2%
19,100,000	Russian Foreign Bond - Eurobond	3.625	04/29/15	19,505,875
13,717,000	Russian Foreign Bond - Eurobond	11.000	07/24/18	19,203,800
18,500,000	Russian Foreign Bond - Eurobond	5.000	04/29/20	19,563,750
				58,273,425
	South Africa— 4.3%
17,200,000	Republic of South Africa	5.500	03/09/20	19,135,000
17,712,000	Republic of South Africa	5.875	05/30/22	20,014,560
17,700,000	Republic of South Africa	6.250	03/08/41	20,001,000
				59,150,560
	South Korea— 4.2%
26,116,000	Republic of Korea	5.125	12/07/16	29,215,212
22,800,000	Republic of Korea	7.125	04/16/19	28,705,496
				57,920,708
	Turkey— 4.2%
16,550,000	Republic of Turkey	8.000	02/14/34	19,466,938
20,528,000	Republic of Turkey	6.875	03/17/36	21,400,440
15,350,000	Republic of Turkey	7.250	03/05/38	16,750,687
				57,618,065
	Ukraine— 3.7%
20,525,000	Ukraine Government	6.580	11/21/16	18,215,938
18,840,000	Ukraine Government	6.750	11/14/17	16,579,765
18,600,000	Ukraine Government	7.750	09/23/20	16,368,000
				51,163,703
	Uruguay— 4.5%
15,100,000	Republic of Uruguay	8.000	11/18/22	20,641,700
15,500,000	Republic of Uruguay	7.875	01/15/33	21,816,250
14,425,000	Republic of Uruguay	7.625	03/21/36	20,050,750
				62,508,700
	Venezuela— 4.7%
20,543,000	Republic of Venezuela	13.625	08/15/18	21,107,932
27,900,000	Republic of Venezuela	9.000	05/07/23	21,064,500
25,700,000	Republic of Venezuela	11.750	10/21/26	22,680,250
				64,852,682
	Vietnam— 4.1%
26,296,000	Socialist Republic of Vietnam	6.875	01/15/16	27,742,280
28,525,000	Socialist Republic of Vietnam	6.750	01/29/20	29,452,063
				57,194,343
	Total Sovereign Debt Obligations (Cost $1,332,824,322)			1,358,067,043

Number of Shares
	Money Market Fund—0.4%
5,068,020	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $5,068,020)	$5,068,020

	Total Investments (Cost $1,337,892,342)(a)— 98.7%	1,363,135,063
	Other assets less liabilities—1.3%	18,661,848
	Net Assets—100.0%	$1,381,796,911

Investment Abbreviations:

MTN	- Medium-Term Notes

Notes to Schedule of Investments:

(a) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $1,338,297,378. The net unrealized appreciation was $24,837,685,  which consisted of aggregate gross unrealized appreciation of $59,411,323 and aggregate gross unrealized depreciation of $34,573,638.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB)

January 31, 2012 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds— 98.1%
	Advertising— 1.1%
$1,800,000	Interpublic Group of Cos., Inc. (The)	6.250%	11/15/14	$1,953,000
1,900,000	Interpublic Group of Cos., Inc. (The)	10.000	07/15/17	2,182,625
1,800,000	Lamar Media Corp.	9.750	04/01/14	2,052,000
1,500,000	Lamar Media Corp.	7.875	04/15/18	1,646,250
				7,833,875
	Aerospace/Defense— 1.5%
3,300,000	Alliant Techsystems, Inc.	6.875	09/15/20	3,448,500
2,175,000	BE Aerospace, Inc.	8.500	07/01/18	2,408,812
2,700,000	TransDigm, Inc.	7.750	12/15/18	2,970,000
1,500,000	Triumph Group, Inc.	8.625	07/15/18	1,680,000
				10,507,312
	Agriculture— 0.3%
2,000,000	Alliance One International, Inc.	10.000	07/15/16	1,955,000

	Apparel— 0.5%
3,500,000	Hanesbrands, Inc.	6.375	12/15/20	3,666,250

	Auto Manufacturers— 0.8%
5,000,000	Navistar International Corp.	8.250	11/01/21	5,425,000

	Auto Parts & Equipment— 2.7%
3,600,000	Dana Holding Corp.	6.500	02/15/19	3,847,500
2,400,000	Exide Technologies	8.625	02/01/18	1,992,000
5,940,000	Goodyear Tire & Rubber Co. (The)	8.250	08/15/20	6,489,450
4,173,000	Lear Corp.	8.125	03/15/20	4,678,976
2,430,000	Tenneco, Inc.	6.875	12/15/20	2,594,025
				19,601,951
	Banks— 2.7%
5,210,000	Discover Bank	8.700	11/18/19	6,171,177
4,700,000	Regions Bank	7.500	05/15/18	4,946,750
3,877,000	Regions Financial Corp.	7.750	11/10/14	4,090,235
5,050,000	Synovus Financial Corp.	5.125	06/15/17	4,532,375
				19,740,537
	Beverages— 0.6%
1,915,000	Constellation Brands, Inc.	7.250	09/01/16	2,159,163
1,900,000	Constellation Brands, Inc.	7.250	05/15/17	2,137,500
				4,296,663
	Biotechnology— 0.9%
2,375,000	Bio-Rad Laboratories, Inc.	4.875	12/15/20	2,530,779
1,710,000	Life Technologies Corp.	4.400	03/01/15	1,796,666
1,570,000	Life Technologies Corp.	6.000	03/01/20	1,775,726
				6,103,171
	Building Materials— 1.5%
2,000,000	Griffon Corp.	7.125	04/01/18	2,040,000
2,670,000	Masco Corp.	6.125	10/03/16	2,829,175
2,500,000	Masco Corp.	7.125	03/15/20	2,576,620
3,000,000	Owens Corning	9.000	06/15/19	3,675,048
				11,120,843
	Chemicals— 2.9%
4,100,000	Ashland, Inc.	9.125	06/01/17	4,617,625
3,700,000	Celanese US Holdings LLC	6.625	10/15/18	4,014,500
2,900,000	CF Industries, Inc.	7.125	05/01/20	3,480,000

$3,900,000	Huntsman International LLC	8.625%	03/15/21	$4,299,750
1,840,000	PolyOne Corp.	7.375	09/15/20	1,987,200
2,115,000	Solutia, Inc.	8.750	11/01/17	2,405,813
				20,804,888
	Coal— 2.0%
2,800,000	Alpha Natural Resources, Inc.	6.000	06/01/19	2,793,000
1,393,000	Arch Coal, Inc.	8.750	08/01/16	1,525,335
1,500,000	Arch Coal, Inc.	7.250	10/01/20	1,515,000
3,700,000	Consol Energy, Inc.	8.000	04/01/17	4,014,500
2,000,000	Peabody Energy Corp.	7.375	11/01/16	2,235,000
2,100,000	Peabody Energy Corp.	6.500	09/15/20	2,215,500
				14,298,335
	Commercial Services— 5.3%
4,400,000	Avis Budget Car Rental LLC	8.250	01/15/19	4,653,000
2,200,000	Cenveo Corp.	8.875	02/01/18	1,969,000
2,300,000	Corrections Corp. of America	7.750	06/01/17	2,508,438
1,700,000	FTI Consulting, Inc.	6.750	10/01/20	1,814,750
6,400,000	Hertz Corp. (The)	6.750	04/15/19	6,640,000
3,500,000	Iron Mountain, Inc.	8.375	08/15/21	3,841,250
1,300,000	National Money Mart Co. (Canada)	10.375	12/15/16	1,430,000
3,900,000	PHH Corp.	7.125	03/01/13	3,851,250
2,700,000	R.R. Donnelley & Sons Co.	4.950	04/01/14	2,632,500
2,800,000	R.R. Donnelley & Sons Co.	7.250	05/15/18	2,576,000
3,200,000	United Rentals North America, Inc.	9.250	12/15/19	3,552,000
2,065,000	Verisk Analytics, Inc.	5.800	05/01/21	2,277,699
				37,745,887
	Computers— 0.8%
5,100,000	Seagate Technology HDD Holdings (Cayman Islands)	6.800	10/01/16	5,597,250

	Diversified Financial Services— 8.5%
5,000,000	E*Trade Financial Corp.	6.750	06/01/16	5,000,000
6,790,000	Ford Motor Credit Co. LLC	7.000	10/01/13	7,281,813
6,900,000	Ford Motor Credit Co. LLC	8.000	12/15/16	8,184,566
7,500,000	Ford Motor Credit Co. LLC	5.875	08/02/21	8,215,943
8,900,000	International Lease Finance Corp.	8.625	09/15/15	9,634,250
9,000,000	International Lease Finance Corp.	8.250	12/15/20	9,630,000
4,100,000	SLM Corp., MTN	6.250	01/25/16	4,188,658
4,008,000	SLM Corp., MTN	8.000	03/25/20	4,278,540
4,800,000	Textron Financial Corp.	5.400	04/28/13	4,940,659
				61,354,429
	Electric— 3.7%
3,700,000	AES Corp. (The)	7.750	10/15/15	4,088,500
3,658,000	AES Corp. (The)	8.000	10/15/17	4,124,395
5,240,000	Ameren Corp.	8.875	05/15/14	5,919,801
1,800,000	GenOn Energy, Inc.	7.625	06/15/14	1,809,000
2,200,000	GenOn Energy, Inc.	7.875	06/15/17	2,051,500
6,000,000	NRG Energy, Inc.	8.250	09/01/20	5,940,000
2,080,000	Public Service Co. of New Mexico	7.950	05/15/18	2,476,781
				26,409,977
	Electronics— 0.6%
4,400,000	Jabil Circuit, Inc.	5.625	12/15/20	4,554,000

	Energy-Alternate Sources— 0.3%
2,000,000	Headwaters, Inc.	7.625	04/01/19	1,870,000

	Entertainment— 0.5%
2,069,000	Cinemark USA, Inc.	8.625	06/15/19	2,286,245
1,500,000	Pinnacle Entertainment, Inc.	8.625	08/01/17	1,620,000
				3,906,245

	Environmental Control— 0.3%
$2,275,000	Covanta Holding Corp.	7.250%	12/01/20	$2,410,456

	Food— 4.3%
970,000	B&G Foods, Inc.	7.625	01/15/18	1,048,812
3,300,000	Dean Foods Co.	7.000	06/01/16	3,333,000
2,800,000	Dean Foods Co.	9.750	12/15/18	3,066,000
2,100,000	Ingles Markets, Inc.	8.875	05/15/17	2,310,000
4,555,000	Smithfield Foods, Inc.	7.750	07/01/17	5,175,619
7,507,000	SUPERVALU, Inc.	8.000	05/01/16	7,844,815
1,600,000	TreeHouse Foods, Inc.	7.750	03/01/18	1,728,000
5,200,000	Tyson Foods, Inc.	10.500	03/01/14	6,058,000
				30,564,246
	Forest Products & Paper— 0.4%
1,060,000	Cascades, Inc. (Canada)	7.750	12/15/17	1,099,750
1,700,000	Clearwater Paper Corp.	7.125	11/01/18	1,806,250
				2,906,000
	Healthcare-Products— 1.3%
1,600,000	Alere, Inc.	9.000	05/15/16	1,684,000
1,200,000	Alere, Inc.	8.625	10/01/18	1,257,000
2,800,000	Boston Scientific Corp.	4.500	01/15/15	2,989,316
2,800,000	Boston Scientific Corp.	6.000	01/15/20	3,192,602
				9,122,918
	Healthcare-Services— 2.7%
640,000	AMERIGROUP Corp.	7.500	11/15/19	686,400
4,800,000	Health Net, Inc.	6.375	06/01/17	5,088,000
2,800,000	Kindred Healthcare, Inc.	8.250	06/01/19	2,583,000
3,000,000	LifePoint Hospitals, Inc.	6.625	10/01/20	3,157,500
4,200,000	Tenet Healthcare Corp.	10.000	05/01/18	4,861,500
2,650,000	Universal Health Services, Inc.	7.125	06/30/16	2,928,250
				19,304,650
	Holding Companies-Diversified— 0.6%
2,000,000	Leucadia National Corp.	8.125	09/15/15	2,160,000
1,900,000	Susser Holdings LLC	8.500	05/15/16	2,071,000
				4,231,000
	Home Builders— 2.3%
2,600,000	Centex Corp.	6.500	05/01/16	2,743,000
3,500,000	D.R. Horton, Inc.	6.500	04/15/16	3,753,750
2,400,000	KB Home	6.250	06/15/15	2,379,000
1,900,000	Lennar Corp.	5.600	05/31/15	1,971,250
1,500,000	Lennar Corp.	12.250	06/01/17	1,897,500
1,700,000	Standard Pacific Corp.	8.375	05/15/18	1,734,000
1,750,000	Toll Brothers Finance Corp.	8.910	10/15/17	2,063,103
				16,541,603
	Household Products/Wares— 0.5%
1,700,000	ACCO Brands Corp.	10.625	03/15/15	1,891,420
2,000,000	Central Garden and Pet Co.	8.250	03/01/18	2,025,000
				3,916,420
	Internet— 0.7%
1,900,000	Equinix, Inc.	8.125	03/01/18	2,118,500
3,200,000	Expedia, Inc.	5.950	08/15/20	3,257,926
				5,376,426
	Iron/Steel— 2.2%
3,200,000	AK Steel Corp.	7.625	05/15/20	3,176,000
3,655,000	Commercial Metals Co.	7.350	08/15/18	3,655,000
1,690,000	Steel Dynamics, Inc.	7.375	11/01/12	1,753,375
1,800,000	Steel Dynamics, Inc.	7.625	03/15/20	2,002,500
5,392,000	United States Steel Corp.	7.375	04/01/20	5,499,840
				16,086,715

	Leisure Time— 0.7%
$4,300,000	Royal Caribbean Cruises Ltd. (Liberia)	7.250%	06/15/16	$4,676,250

	Lodging— 2.5%
2,200,000	Ameristar Casinos, Inc.	7.500	04/15/21	2,354,000
2,700,000	Boyd Gaming Corp.	9.125	12/01/18	2,720,250
2,800,000	MGM Resorts International	6.625	07/15/15	2,814,000
2,500,000	MGM Resorts International	11.125	11/15/17	2,856,250
1,700,000	Starwood Hotels & Resorts Worldwide, Inc.	7.875	10/15/14	1,925,250
1,600,000	Starwood Hotels & Resorts Worldwide, Inc.	6.750	05/15/18	1,844,000
2,900,000	Wynn Las Vegas LLC	7.750	08/15/20	3,291,500
				17,805,250
	Machinery-Diversified— 0.3%
2,250,000	Manitowoc Co., Inc. (The)	8.500	11/01/20	2,463,750

	Media— 2.9%
2,200,000	Cablevision Systems Corp.	8.625	09/15/17	2,464,000
2,200,000	CSC Holdings LLC	8.500	04/15/14	2,458,500
3,343,000	DISH DBS Corp.	7.125	02/01/16	3,685,658
3,400,000	DISH DBS Corp.	6.750	06/01/21	3,723,000
1,229,000	Entravision Communications Corp.	8.750	08/01/17	1,265,870
2,300,000	McClatchy Co. (The)	11.500	02/15/17	2,357,500
4,100,000	Nielsen Finance LLC	7.750	10/15/18	4,586,875
				20,541,403
	Mining— 0.9%
1,995,000	Vulcan Materials Co.	6.500	12/01/16	2,104,725
3,700,000	Vulcan Materials Co.	7.500	06/15/21	4,060,750
				6,165,475
	Miscellaneous Manufacturing— 0.5%
3,000,000	SPX Corp.	7.625	12/15/14	3,397,500

	Oil & Gas— 9.5%
3,800,000	Anadarko Petroleum Corp.	5.950	09/15/16	4,367,082
4,000,000	Anadarko Petroleum Corp.	6.375	09/15/17	4,736,920
1,700,000	Atwood Oceanics, Inc.	6.500	02/01/20	1,768,000
1,200,000	Berry Petroleum Co.	10.250	06/01/14	1,371,000
1,900,000	Bill Barrett Corp.	7.625	10/01/19	1,942,750
1,000,000	Carrizo Oil & Gas, Inc.	8.625	10/15/18	1,010,000
2,960,000	Chesapeake Energy Corp.	9.500	02/15/15	3,344,800
3,400,000	Chesapeake Energy Corp.	6.625	08/15/20	3,434,000
2,000,000	Concho Resources, Inc.	7.000	01/15/21	2,210,000
1,700,000	Continental Resources, Inc.	7.125	04/01/21	1,887,000
1,250,000	Denbury Resources, Inc.	9.750	03/01/16	1,403,125
1,300,000	Denbury Resources, Inc.	8.250	02/15/20	1,485,250
2,300,000	EXCO Resources, Inc.	7.500	09/15/18	2,012,500
2,360,000	Forest Oil Corp.	8.500	02/15/14	2,584,200
3,544,000	Newfield Exploration Co.	6.875	02/01/20	3,809,800
1,600,000	Pioneer Natural Resources Co.	5.875	07/15/16	1,762,541
1,500,000	Pioneer Natural Resources Co.	6.650	03/15/17	1,711,153
1,500,000	Plains Exploration & Production Co.	10.000	03/01/16	1,695,000
1,600,000	Plains Exploration & Production Co.	6.625	05/01/21	1,724,000
3,000,000	QEP Resources, Inc.	6.875	03/01/21	3,262,500
1,900,000	Quicksilver Resources, Inc.	11.750	01/01/16	2,037,750
2,400,000	Range Resources Corp.	6.750	08/01/20	2,640,000
2,200,000	SandRidge Energy, Inc.	8.750	01/15/20	2,343,000
3,100,000	Southwestern Energy Co.	7.500	02/01/18	3,646,375
1,800,000	Sunoco, Inc.	5.750	01/15/17	1,831,984
5,100,000	Tesoro Corp.	6.250	11/01/12	5,253,000
2,700,000	Whiting Petroleum Corp.	6.500	10/01/18	2,882,250
				68,155,980
	Oil & Gas Services— 0.9%
1,600,000	Basic Energy Services, Inc.	7.750	02/15/19	1,636,000

$2,350,000	Key Energy Services, Inc.	6.750%	03/01/21	$2,420,500
2,310,000	Oil States International, Inc.	6.500	06/01/19	2,465,925
				6,522,425
	Packaging & Containers— 2.8%
3,770,000	Ball Corp.	6.750	09/15/20	4,184,700
4,290,000	Crown Americas LLC	6.250	02/01/21	4,686,825
2,600,000	Graphic Packaging International, Inc.	9.500	06/15/17	2,879,500
4,500,000	Owens-Brockway Glass Container, Inc.	7.375	05/15/16	5,062,500
3,400,000	Sealed Air Corp.	7.875	06/15/17	3,620,201
				20,433,726
	Pharmaceuticals— 0.8%
2,200,000	Endo Pharmaceuticals Holdings, Inc.	7.000	07/15/19	2,398,000
3,100,000	Omnicare, Inc.	7.750	06/01/20	3,448,750
				5,846,750
	Pipelines— 2.8%
4,274,000	El Paso Corp.	7.000	06/15/17	4,754,214
6,365,000	Kinder Morgan Finance Co. ULC (Canada)	5.700	01/05/16	6,635,512
6,900,000	Williams Cos., Inc. (The)	7.875	09/01/21	8,733,082
				20,122,808
	Real Estate— 0.5%
2,960,000	CB Richard Ellis Services, Inc.	11.625	06/15/17	3,433,600

	REITs— 3.2%
1,500,000	American Tower Corp.	4.625	04/01/15	1,571,871
1,800,000	American Tower Corp.	4.500	01/15/18	1,840,883
800,000	DuPont Fabros Technology LP	8.500	12/15/17	882,000
2,000,000	Felcor Lodging LP	6.750	06/01/19	1,957,500
4,850,000	Host Hotels & Resorts LP	6.000	11/01/20	5,195,562
1,700,000	MPT Operating Partnership LP	6.875	05/01/21	1,772,250
8,700,000	Weyerhaeuser Co.	7.375	10/01/19	9,936,079
				23,156,145
	Retail— 7.6%
4,500,000	AutoNation, Inc.	6.750	04/15/18	4,837,500
6,400,000	Gap, Inc. (The)	5.950	04/12/21	6,150,426
6,800,000	J.C. Penney Co.	5.650	06/01/20	6,851,000
4,775,000	Limited Brands, Inc.	6.900	07/15/17	5,228,625
3,123,000	Macy’s Retail Holdings, Inc.	5.750	07/15/14	3,417,805
7,065,000	Macy’s Retail Holdings, Inc.	5.900	12/01/16	8,166,073
2,000,000	Phillips-Van Heusen Corp.	7.375	05/15/20	2,220,000
5,800,000	Rite Aid Corp.	8.000	08/15/20	6,467,000
10,800,000	Sears Holdings Corp.	6.625	10/15/18	8,829,000
2,100,000	Wendy’s/Arby’s Restaurants LLC	10.000	07/15/16	2,317,875
				54,485,304
	Semiconductors— 1.4%
3,650,000	Advanced Micro Devices, Inc.	8.125	12/15/17	3,960,250
2,950,000	Amkor Technology, Inc.	6.625	06/01/21	3,009,000
3,400,000	Memc Electronic Materials, Inc.	7.750	04/01/19	2,771,000
				9,740,250
	Software— 0.6%
4,215,000	Fidelity National Information Services, Inc.	7.625	07/15/17	4,636,500

	Telecommunications— 7.3%
2,900,000	CenturyLink, Inc.	6.450	06/15/21	3,060,443
2,600,000	Cincinnati Bell, Inc.	8.375	10/15/20	2,671,500
1,507,000	Crown Castle International Corp.	9.000	01/15/15	1,650,165
1,600,000	Crown Castle International Corp.	7.125	11/01/19	1,748,000
2,500,000	Embarq Corp.	7.082	06/01/16	2,794,165
2,700,000	Frontier Communications Corp.	6.250	01/15/13	2,781,000
2,300,000	Frontier Communications Corp.	8.500	04/15/20	2,288,500
1,500,000	GCI, Inc.	8.625	11/15/19	1,623,750
895,000	GeoEye, Inc.	9.625	10/01/15	997,925

$3,500,000	MetroPCS Wireless, Inc.	6.625%	11/15/20	$3,482,500
1,700,000	NII Capital Corp.	10.000	08/15/16	1,942,250
1,900,000	NII Capital Corp.	7.625	04/01/21	1,957,000
1,600,000	PAETEC Holding Corp.	8.875	06/30/17	1,754,000
800,000	SBA Telecommunications, Inc.	8.000	08/15/16	870,000
1,150,000	SBA Telecommunications, Inc.	8.250	08/15/19	1,259,250
5,350,000	Sprint Capital Corp.	6.900	05/01/19	4,587,625
6,130,000	Sprint Nextel Corp.	6.000	12/01/16	5,440,375
2,900,000	Virgin Media Finance PLC (United Kingdom)	9.500	08/15/16	3,291,500
2,150,000	Virgin Media Finance PLC (United Kingdom)	8.375	10/15/19	2,418,750
2,500,000	Windstream Corp.	8.125	08/01/13	2,687,500
2,700,000	Windstream Corp.	7.750	10/15/20	2,929,500
				52,235,698
	Transportation— 0.4%
1,800,000	Bristow Group, Inc.	7.500	09/15/17	1,881,000
1,172,000	RailAmerica, Inc.	9.250	07/01/17	1,309,710
				3,190,710
	Total Corporate Bonds (Cost $686,592,477)			704,261,571

Number of Shares
	Money Market Fund—0.1%
606,937	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $606,937)			606,937

	Total Investments (Cost $687,199,414)(a)— 98.2%			704,868,508
	Other assets less liabilities—1.8%			12,905,573
	Net Assets—100.0%			$717,774,081

Investment Abbreviations:

MTN	- Medium-Term Notes
REIT	- Real Estate Investment Trust

Notes to Schedule of Investments:

(a) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $687,264,062. The net unrealized appreciation was $17,604,446,  which consisted of aggregate gross unrealized appreciation of $20,871,076 and aggregate gross unrealized depreciation of $3,266,630.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG)

January 31, 2012 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds— 98.8%
	Aerospace/Defense— 2.9%
$50,000	Boeing Co. (The)	3.500%	02/15/15	$54,395
100,000	General Dynamics Corp.	3.875	07/15/21	110,806
100,000	Lockheed Martin Corp.	4.250	11/15/19	108,768
50,000	United Technologies Corp.	4.500	04/15/20	57,856
				331,825
	Agriculture— 2.4%
50,000	Altria Group, Inc.	9.700	11/10/18	68,951
100,000	Bunge Ltd. Finance Corp.	4.100	03/15/16	104,876
75,000	Philip Morris International, Inc.	5.650	05/16/18	91,063
				264,890
	Banks— 10.0%
100,000	Bank of America Corp., MTN	7.375	05/15/14	107,959
100,000	Capital One Financial Corp.	7.375	05/23/14	111,246
125,000	Citigroup, Inc.	5.500	04/11/13	129,760
100,000	Goldman Sachs Group, Inc. (The)	3.625	02/07/16	99,700
150,000	JPMorgan Chase & Co.	6.000	01/15/18	170,275
150,000	Morgan Stanley	4.750	04/01/14	152,474
100,000	SunTrust Banks, Inc.	3.600	04/15/16	103,403
100,000	US Bancorp, MTN	4.125	05/24/21	111,578
125,000	Wells Fargo & Co.	5.625	12/11/17	143,974
				1,130,369
	Beverages— 1.1%
100,000	Coca-Cola Co. (The)	5.350	11/15/17	121,459

	Biotechnology— 1.0%
100,000	Gilead Sciences, Inc.	4.500	04/01/21	108,847

	Chemicals— 1.6%
40,000	Dow Chemical Co. (The)	8.550	05/15/19	53,100
100,000	EI du Pont de Nemours & Co.	6.000	07/15/18	124,873
				177,973
	Commercial Services— 0.9%
100,000	Block Financial LLC	7.875	01/15/13	104,799

	Computers— 2.4%
100,000	Dell, Inc.	2.300	09/10/15	103,641
100,000	Hewlett-Packard Co.	6.125	03/01/14	109,029
50,000	International Business Machines Corp.	5.700	09/14/17	61,156
				273,826
	Cosmetics/Personal Care— 1.1%
100,000	Procter & Gamble Co. (The)	4.700	02/15/19	119,595

	Diversified Financial Services— 4.1%
100,000	American Express Credit Corp., MTN	2.750	09/15/15	103,052
100,000	BlackRock, Inc.	5.000	12/10/19	112,934
100,000	Caterpillar Financial Services Corp., MTN	6.125	02/17/14	110,631
75,000	General Electric Capital Corp., MTN	5.625	05/01/18	86,103
50,000	Merrill Lynch & Co., Inc., MTN	6.875	04/25/18	54,027
				466,747

	Electric— 6.5%
$50,000	Duke Energy Corp.	6.300%	02/01/14	$55,226
100,000	Exelon Corp.	4.900	06/15/15	109,316
100,000	Georgia Power Co.	4.250	12/01/19	112,907
100,000	NextEra Energy Capital Holdings, Inc.	7.875	12/15/15	119,188
100,000	Pacific Gas & Electric Co.	3.500	10/01/20	105,513
100,000	Southern California Edison Co.	3.875	06/01/21	112,002
100,000	Virginia Electric and Power Co.	5.400	04/30/18	120,270
				734,422
	Electronics— 1.5%
50,000	Honeywell International, Inc.	5.000	02/15/19	59,223
100,000	Thermo Fisher Scientific, Inc.	4.500	03/01/21	113,722
				172,945
	Environmental Control— 0.9%
100,000	Waste Management, Inc.	2.600	09/01/16	102,452

	Food— 4.0%
100,000	ConAgra Foods, Inc.	5.875	04/15/14	109,721
50,000	General Mills, Inc.	5.200	03/17/15	55,698
100,000	Kraft Foods, Inc.	4.125	02/09/16	108,743
100,000	Kroger Co. (The)	6.150	01/15/20	122,298
50,000	Sysco Corp.	5.250	02/12/18	58,869
				455,329
	Forest Products & Paper— 1.1%
100,000	International Paper Co.	7.950	06/15/18	124,961

	Healthcare-Products— 2.0%
100,000	Baxter International, Inc.	4.500	08/15/19	114,920
100,000	Medtronic, Inc.	4.450	03/15/20	114,251
				229,171
	Healthcare-Services— 2.4%
100,000	Cigna Corp.	2.750	11/15/16	101,362
50,000	UnitedHealth Group, Inc.	6.000	02/15/18	60,913
100,000	WellPoint, Inc.	5.250	01/15/16	112,950
				275,225
	Household Products/Wares— 0.6%
50,000	Kimberly-Clark Corp.	6.125	08/01/17	61,748

	Insurance— 8.6%
100,000	Aflac, Inc.	8.500	05/15/19	125,808
125,000	Allstate Life Global Funding Trusts, MTN	5.375	04/30/13	132,092
100,000	American International Group, Inc.	4.250	09/15/14	100,589
110,000	Berkshire Hathaway, Inc.	3.200	02/11/15	117,652
150,000	Hartford Financial Services Group, Inc.	5.500	03/30/20	156,197
100,000	MetLife, Inc.	6.750	06/01/16	118,155
100,000	Prudential Financial, Inc., MTN	5.100	09/20/14	108,590
100,000	Travelers Cos., Inc. (The)	3.900	11/01/20	109,868
				968,951
	Internet— 1.0%
100,000	Google, Inc.	3.625	05/19/21	111,481

	Iron/Steel— 1.1%
100,000	Nucor Corp.	5.750	12/01/17	119,399

	Machinery-Construction & Mining— 1.0%
100,000	Caterpillar, Inc.	3.900	05/27/21	111,314

	Media— 3.9%
50,000	Comcast Corp.	5.150	03/01/20	58,131
100,000	DIRECTV Holdings LLC	3.500	03/01/16	104,501
100,000	News America, Inc.	5.300	12/15/14	111,299

$50,000	Time Warner, Inc.	3.150%	07/15/15	$53,088
100,000	Walt Disney Co. (The), MTN	4.500	12/15/13	107,434
				434,453
	Mining— 0.9%
100,000	Alcoa, Inc.	5.400	04/15/21	105,180

	Miscellaneous Manufacturing— 2.5%
50,000	3M Co., MTN	4.375	08/15/13	53,095
100,000	Illinois Tool Works, Inc.	6.250	04/01/19	123,860
100,000	Tyco International Finance SA (Luxembourg)	6.000	11/15/13	107,990
				284,945
	Office/Business Equipment— 1.0%
100,000	Pitney Bowes, Inc., MTN	5.750	09/15/17	108,011

	Oil & Gas— 6.1%
100,000	Chevron Corp.	3.950	03/03/14	107,046
100,000	ConocoPhillips	5.750	02/01/19	122,687
100,000	Hess Corp.	8.125	02/15/19	130,217
100,000	Marathon Oil Corp.	5.900	03/15/18	118,634
100,000	Occidental Petroleum Corp.	4.100	02/01/21	112,140
90,000	Valero Energy Corp.	6.125	02/01/20	102,784
				693,508
	Oil & Gas Services— 1.1%
100,000	Halliburton Co.	6.150	09/15/19	122,609

	Pharmaceuticals— 7.0%
125,000	Abbott Laboratories	5.875	05/15/16	148,311
100,000	Bristol-Myers Squibb Co.	5.450	05/01/18	122,218
100,000	Eli Lilly & Co.	5.200	03/15/17	117,423
90,000	Johnson & Johnson	5.550	08/15/17	109,200
100,000	McKesson Corp.	3.250	03/01/16	106,504
75,000	Merck & Co., Inc.	5.000	06/30/19	91,001
75,000	Pfizer, Inc.	6.200	03/15/19	94,497
				789,154
	Pipelines— 1.0%
100,000	Spectra Energy Capital LLC	6.200	04/15/18	116,219

	REITs— 1.9%
100,000	HCP, Inc.	3.750	02/01/16	104,005
100,000	Simon Property Group LP	5.750	12/01/15	113,027
				217,032
	Retail— 6.4%
75,000	Costco Wholesale Corp.	5.500	03/15/17	90,189
75,000	CVS Caremark Corp.	5.750	06/01/17	88,662
150,000	Home Depot, Inc. (The)	4.400	04/01/21	172,420
100,000	Lowe’s Cos., Inc.	5.400	10/15/16	116,073
100,000	McDonald’s Corp., MTN	5.350	03/01/18	121,080
125,000	Wal-Mart Stores, Inc.	3.250	10/25/20	134,042
				722,466
	Semiconductors— 1.9%
100,000	Intel Corp.	1.950	10/01/16	103,777
100,000	Texas Instruments, Inc.	2.375	05/16/16	104,954
				208,731
	Software— 2.5%
150,000	Microsoft Corp.	3.000	10/01/20	161,513
100,000	Oracle Corp.	5.250	01/15/16	115,888
				277,401
	Telecommunications— 3.0%
50,000	AT&T, Inc.	5.500	02/01/18	59,355
150,000	Cellco Partnership / Verizon Wireless Capital LLC	5.550	02/01/14	163,932

$100,000	Cisco Systems, Inc.	4.450%	01/15/20	$116,019
				339,306
	Transportation— 1.4%
100,000	Union Pacific Corp.	4.000	02/01/21	108,828
50,000	United Parcel Service, Inc.	3.125	01/15/21	54,038
				162,866
	Total Investments (Cost $10,969,643)(a)— 98.8%			11,149,609
	Other assets less liabilities—1.2%			132,134
	Net Assets—100.0%			$11,281,743

Investment Abbreviations:

MTN	- Medium-Term Notes
REIT	- Real Estate Investment Trust

Notes to Schedule of Investments:

(a) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was substantially the same as for book purposes. The net unrealized appreciation was $179,966, which consisted of aggregate gross unrealized appreciation of $184,379 and aggregate gross unrealized depreciation of $4,413.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Insured California Municipal Bond Portfolio (PWZ)

January 31, 2012 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds — 98.1%
	Ad Valorem Property Tax — 25.3%
$1,350,000	Antelope Valley California Community College District (Election 2004) Ser. 07B NATL RE	5.250%	08/01/39	$1,435,914
500,000	Arcadia California Unified School District (Election 2006) Ser. 07A AGM	5.000	08/01/37	525,900
1,000,000	Colton California Joint Unified School District (Election 2008) Ser. 09-A AGC	5.375	08/01/34	1,104,630
500,000	Desert California Community College District Ser. 07C AGM	5.000	08/01/37	526,965
1,500,000	El Monte California Union High School District (Election of 2008) Ser. 09A AGC	5.500	06/01/34	1,671,825
500,000	Los Angeles California Community College District (Election 2001) Ser. 07A NATL RE	5.000	08/01/32	545,015
1,505,000	Los Angeles Unified School District (Election 2002) Ser. 07C AGM	5.000	07/01/32	1,638,584
1,000,000	Peralta California Community College District Ser. 06A NATL RE	5.000	08/01/31	1,065,740
1,100,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.000	07/01/31	1,189,749
500,000	Riverside Community College District (Election 2004) Ser. 07C NATL RE	5.000	08/01/32	545,805
400,000	San Diego California Community College District (Election 2006) Ser. 07 AGM	5.000	08/01/32	437,700
				10,687,827
	College Revenue — 2.4%
500,000	California State University Rev. Systemwide Ser. 07A AGM	5.000	11/01/37	534,140
450,000	University of California General Revenue Ser. 03A AMBAC	5.000	05/15/36	464,449
				998,589
	Electric Power Revenue — 5.5%
800,000	Anaheim California Public Financing Auth. Rev. (Electric System Distribution Facilities) Ser. 02-A AGM	5.000	10/01/31	816,088
400,000	Los Angeles California Water & Power Rev. (Power System) Sub-Ser. 07A-1 AMBAC	5.000	07/01/39	424,672
1,000,000	Redding California Electric System Rev. COP Ser. 08A AGM	5.000	06/01/30	1,096,920
				2,337,680
	General Fund — 1.0%
400,000	California State Ref. Ser. 07 NATL RE	4.250	08/01/33	402,864

	Highway Tolls Revenue — 1.0%
400,000	Puerto Rico Commonwealth Highway & Transportation Auth. Rev. Ref. Ser. 07N FGIC	5.250	07/01/39	430,460

	Hospital Revenue — 10.7%
750,000	California Health Facilities Financing Auth. Rev. (Sutter Health) Ser. 11D	5.250	08/15/31	854,947
500,000	California Statewide Communities Development Auth. Rev. (Adventist Remarketed 05/23/08) Ser. 07B AGC	5.000	03/01/37	522,490
1,000,000	California Statewide Communities Development Auth. Rev. (Catholic Healthcare West) Ser. 07K AGC	5.500	07/01/41	1,053,890
1,000,000	California Statewide Communities Development Auth. Rev. (St. Joseph Health System-Remarketed) Insured Ser. 07C FGIC	5.750	07/01/47	1,085,120
945,000	University of California Regents Medical Center Pooled Rev. Ser. 07A NATL RE	4.750	05/15/31	993,942
				4,510,389
	Lease Revenue — 17.3%
1,000,000	Carlsbad California University School District COP Ser. 09A AGC	5.000	10/01/34	1,099,290
1,500,000	Kern County California COP (Capital Improvements Projects) Ser. 09A AGC	5.750	08/01/35	1,639,650

$1,000,000	Los Angeles California Municipal Improvement Corp. Lease Rev. (Real Property) Ser. 09B AGC	5.500%	04/01/39	$1,096,460
400,000	Los Angeles California Municipal Improvement Corp., Lease Rev. Police Headquarters Facility Ser. 06A NATL RE	4.250	01/01/37	392,148
500,000	Los Angeles California Municipal Improvement Corp., Lease Rev. Ser. 07B-1 NATL RE	4.750	08/01/37	506,095
1,000,000	Richmond Joint Powers Financing Auth. Lease Rev. (Civic Center Project) Ser. 09 AGC	5.750	08/01/29	1,140,830
400,000	Santa Clara Valley California Water District (COP Partner Water Utility System Improvement) Ser. 07A NATL RE	5.000	06/01/37	424,916
1,000,000	Yuba California Levee Financing Auth. Rev. (Levee Financing Project) Ser. 08A AGC	5.000	09/01/38	1,032,350
				7,331,739
	Miscellaneous Revenue — 2.6%
1,000,000	Pittsburg Unified School District Financing Auth. Rev. (District Bond Program) Ser. 11 AGM	5.500	09/01/46	1,110,780

	Sales Tax Revenue — 10.9%
1,500,000	Los Angeles County California Metropolitan Transportation Auth. Sales Tax Rev. (Proposition A First Tier Senior) Ser. 05-A AMBAC	5.000	07/01/35	1,599,555
2,375,000	San Francisco Bay California Area Rapid Transit District Ser. 06 AGM	5.000	07/01/36	2,491,399
500,000	San Mateo County California Transit District (Sales Tax) Rev. Ref. Ser. 05A NATL RE	4.750	06/01/34	519,930
				4,610,884
	Sewer Revenue — 5.6%
400,000	Bakersfield California Wastewater Rev. Ser. 07A AGM	5.000	09/15/32	429,704
400,000	Clovis California Public Financing Auth. Wastewater Rev. Ser. 07 AMBAC	4.500	08/01/38	398,160
500,000	Fresno California Sewer Rev. Ser. 08A AGC	5.000	09/01/37	541,270
460,000	Hollister California Joint Powers Financing Auth. (Wastewater Rev. Refinancing & Improvement Project) Ser. 01 AGM	5.000	06/01/32	479,946
500,000	Los Angeles California Wastewater System Rev. Ref. Ser. 05A NATL RE	4.750	06/01/35	517,540
				2,366,620
	Special Assessment — 4.0%
1,500,000	Sacramento California Area Flood Control Agency Consolidated Capital Assessment District Ser. 08 BHAC	5.625	10/01/37	1,675,575

	Special Tax — 3.3%
1,375,000	Tustin California Unified School District Special Tax Senior Lien (Community Facilities District No. 97-1) Ser. 02A AGM	5.000	09/01/38	1,388,942

	Tax Increment Revenue — 0.8%
400,000	San Jose California Redevelopment Agency Tax Allocation Ref. (Merged Area Redevelopment Project) Ser. 06C NATL RE	4.250	08/01/30	327,472

	Water Revenue — 7.7%
1,000,000	East Bay California Municipal Utility District Water System Rev. Ref. Ser. 07A NATL RE	5.000	06/01/32	1,134,090
500,000	East Bay California Municipal Utility District Water System Rev. Subordinated Ser. 05A NATL RE	5.000	06/01/35	538,165
500,000	Puerto Rico Commonwealth Aqueduct & Sewer Auth. Rev. (Senior Lien) Ser. 08A AGC	5.125	07/01/47	519,475
500,000	San Francisco City & County Public Utilities Commission Water Rev. Ser. 06A AGM	4.500	11/01/31	531,095
500,000	San Luis Obispo County California Financing Auth. Rev. (Nacimiento Water Project) Ser. 07A NATL RE	5.000	09/01/38	526,805
				3,249,630

Total Investments (Cost $38,754,574)(a)(b)— 98.1%	$41,429,451
Other assets less liabilities—1.9%	820,432
Net Assets—100.0%	$42,249,883

Investment Abbreviations:

Auth.	- Authority
COP	- Certificate of Participation
Ref.	- Refunding Bonds
Rev.	- Revenue
Ser.	- Series

Glossary of Terms:

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
BHAC	- Berkshire Hathaway Assurance Corp.
FGIC	- Financial Guaranty Insurance Co.
NATL RE	- National Public Finance Guarantee Corp.

Notes to Schedule of Investments:

(a) This table, as of January 31, 2012, provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	31.9%
Assured Guaranty Corp.	27.6
National Public Finance Guarantee Corp.	23.8
American Municipal Bond Assurance Corp.	7.0

(b) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was substantially the same as for book purposes. The net unrealized appreciation was $2,674,877, which consisted of aggregate gross unrealized appreciation of $2,741,219 and aggregate gross unrealized depreciation of $66,342.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Insured National Municipal Bond Portfolio (PZA)

January 31, 2012 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds — 98.4%
	Ad Valorem Property Tax — 9.2%
$2,000,000	Arcadia California Unified School District (Election 2006) Ser. 07A AGM	5.000%	08/01/37	$2,103,600
2,150,000	Beaumont Texas Independent School District School Building Ser. 09 AGC	5.000	02/15/38	2,390,886
3,000,000	Beaver County Pennsylvania Ser. 09 AGM	5.550	11/15/31	3,364,320
3,000,000	California State Ser. 05 NATL RE	4.750	03/01/35	3,100,920
1,000,000	Chicago Illinois Board of Education Ser. 11A	5.000	12/01/41	1,060,510
11,500,000	Chicago Illinois Ref. Ser. 10A AGM	5.000	01/01/28	12,808,815
1,500,000	Chicago Illinois Ref. Ser. 10A AGM	5.000	01/01/29	1,658,640
5,000,000	Corona-Norca California Unified School District (Election 2006) Ser. 09B AGC	5.375	02/01/34	5,380,900
2,000,000	Corona-Norco California Unified School District (Election 2006) Ser. 09C AGM	5.500	08/01/39	2,188,540
1,500,000	District of Columbia Ser. 08E BHAC	5.000	06/01/33	1,649,880
1,000,000	El Monte California Union High School District (Election of 2008) Ser. 09A AGC	5.500	06/01/34	1,114,550
2,000,000	Lackawanna County Pennsylvania Ser. 10B AGM	5.000	09/01/35	2,058,960
500,000	Los Angeles Unified School District AMBAC	5.000	07/01/31	541,015
2,500,000	Los Angeles Unified School District (Election 2002) Ser. 07C AGM	5.000	07/01/32	2,721,900
2,500,000	Philadelphia Pennsylvania Ser. 09B AGC	7.125	07/15/38	2,882,625
2,600,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.250	07/01/30	2,872,844
500,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.000	07/01/31	540,795
890,000	Reading Pennsylvania School District (State Aid Withholding) Ser. 08 AGM	5.000	03/01/35	944,700
2,000,000	Riverside Community College District (Election 2004) Ser. 07C NATL RE	5.000	08/01/32	2,183,220
2,500,000	San Jacinto Unified School District (Election 2006) Ser. 07 AGM	5.250	08/01/32	2,703,975
2,500,000	Victor Valley California Union High School District (Election 2008) Ser. 09A AGC	5.000	08/01/34	2,714,425
2,535,000	Yosemite California Community College District (Election 2004) Ser. 08C AGM	5.000	08/01/32	2,761,857
				59,747,877
	Auto Parking Revenue — 0.8%
2,000,000	Miami Florida Special Obligation (Marlins Stadium Project) Ser. 10A AGM	5.250	07/01/35	2,162,160
2,500,000	Miami Florida Special Obligation (Marlins Stadium Project) Ser. 10A AGM	5.250	07/01/39	2,675,150
				4,837,310
	College Revenue — 2.2%
3,000,000	District of Columbia Rev. (Catholic University of America) Ser. 07 NATL RE	5.000	10/01/29	3,183,000
4,245,000	Georgia State Higher Education Facilities Auth. Rev. (USG Real Estate III) Ser. 10A AGC	5.000	06/15/38	4,473,084
1,000,000	Lafayette Louisiana Public Trust Financing Auth. Rev. Ragin’ Cajun Facilities (Housing & Parking Project) Ser. 10 AGM	5.500	10/01/41	1,095,800
1,250,000	Massachusetts State Health & Educational Facilities Auth. Rev. (Massachusetts Institute of Technology) Ser. 09O	6.000	07/01/36	1,503,538
500,000	New York State Dormitory Auth. Rev. (New York University) Ser. 01 AMBAC	5.500	07/01/40	673,760
1,000,000	New York State Dormitory Auth. Rev. (The New School) Ser. 10 AGM	5.500	07/01/43	1,116,040
250,000	New York State Dormitory Auth. Rev. Non-Special Treatment Supported Debt (Fordham University) Ser. 08B AGC	5.000	07/01/38	267,947

$2,000,000	University of California Rev. Ser. 05C NATL RE	4.750%	05/15/37	$2,076,040
				14,389,209
	Electric Power Revenue — 2.7%
3,000,000	Guam Power Auth. Rev. Ser. 10A (Guam) AGM	5.000	10/01/37	3,210,810
900,000	Kentucky State Municipal Power Agency System Rev. (Prairie State Project) Ser. 07A NATL RE	5.000	09/01/37	938,169
2,500,000	Long Island Power Auth. New York Electric Systems Rev. General Ser. 08A BHAC	5.500	05/01/33	2,904,125
6,500,000	Long Island Power Auth. New York Electric Systems Rev. General Ser. 11A AGM	5.000	05/01/36	7,156,110
2,050,000	Municipal Energy Agency of Nebraska Ref. Ser. 09A BHAC	5.375	04/01/39	2,324,823
1,000,000	Redding California Electric System Rev. COP Ser. 08A AGM	5.000	06/01/30	1,096,920
				17,630,957
	General Fund — 0.1%
500,000	California State Ref. Ser. 07 NATL RE	4.250	08/01/33	503,580

	Highway Tolls Revenue — 7.7%
7,500,000	Delaware River Port Auth. Pennsylvania & New Jersey Rev. Ser. 10D AGM	5.000	01/01/40	8,131,050
500,000	Miami-Dade County Florida Expressway Auth. Toll System Rev. Ser. 06 AMBAC	5.000	07/01/37	518,175
4,250,000	North Carolina Turnpike Auth. Triangle Expressway System Rev. Ser. 09A AGC	5.500	01/01/29	4,860,130
4,000,000	North Carolina Turnpike Auth. Triangle Expressway System Rev. Ser. 09A AGC	5.750	01/01/39	4,457,200
16,000,000	North Texas Tollway Auth. Rev. Ref. System (First Tier) Ser. 08K-1 AGC	5.750	01/01/38	17,634,880
3,000,000	Pennsylvania State Turnpike Commission Rev. Subordinate Ser. 11A	6.500	12/01/36	3,555,450
8,000,000	Pennsylvania State Turnpike Common Turnpike Rev. Subordinate Ser. 08C AGC	6.250	06/01/38	9,121,680
1,250,000	Puerto Rico Highway & Transportation Auth. Rev. Ref. Ser. 07CC AGM	5.250	07/01/32	1,456,937
				49,735,502
	Hospital Revenue — 21.7%
15,500,000	Arizona State Health Facilities Auth. (Catholic Healthcare West) Ser. 11B2 AGM	5.000	03/01/41	16,391,405
500,000	Birmingham Alabama Special Care Facilities Financing Auth. Health Care Facilities Rev. (Children’s Hospital) Ser. 09 AGC	6.000	06/01/34	570,435
2,500,000	Birmingham Alabama Special Care Facilities Financing Auth. Health Care Facilities Rev. (Children’s Hospital) Ser. 09 AGC	6.000	06/01/39	2,816,400
500,000	California Health Facilities Financing Auth. Rev. (Childrens Hospital Los Angeles) Ser. 10A AGM	5.250	07/01/38	519,960
1,950,000	California Statewide Communities Development Auth. Rev. (Adventist Remarketed 05/23/08) Ser. 07B AGC	5.000	03/01/37	2,037,711
1,000,000	California Statewide Communities Development Auth. Rev. (Catholic Healthcare West) Ser. 07K AGC	5.500	07/01/41	1,053,890
5,000,000	Christian County Kentucky Hospital Rev. (Hospital-Jennie Stuart Medical Center) Ser. 06 AGC	5.500	02/01/36	5,368,700
2,500,000	Cobb County Georgia Kennestone Hospital Auth. Rev. Certificates Sub-Ser 05B AMBAC	5.500	04/01/37	2,755,125
5,000,000	Colorado Health Facilities Auth. Rev. (Catholic Health) Ser. 06C-1 AGM	5.100	10/01/41	5,295,050
300,000	Connecticut State Health & Educational Facility Auth. (Yale - New Haven Hospital) Ser. 06J-1 AMBAC	5.000	07/01/31	320,007
1,570,000	District of Columbia Hospital Rev. (Children’s Hospital Obligation Group) Ser. 08 AGC	5.250	07/15/38	1,664,090
3,000,000	District of Columbia Rev. (Medlantic/Helix-Remarketed) Ser. 98C AGM	5.000	08/15/38	3,143,010
3,000,000	Gwinnett County Georgia Hospital Auth. RAC (Gwinnett Hospital System) Ser. 07D AGM	5.500	07/01/41	3,250,020
2,000,000	Halifax Hospital Medical Center (Florida Hospital) Rev. Ser. 06B-1 AGM	5.500	06/01/38	2,119,100

$3,800,000	Harris County Health Facilities Development Corp. Thermal Utility Rev. (TECO Project) Ser. 08 AGC	5.125%	11/15/37	$4,122,012
1,000,000	Illinois Finance Auth. Rev. (Carle Foundation) Ser. 11A AGM	6.000	08/15/41	1,101,370
1,000,000	Illinois Financing Auth. Rev. (Southern Illinois Healthcare) Ser. 05 AGM	5.250	03/01/30	1,102,940
1,700,000	Indiana Health & Educational Facilities Finance Auth. Rev. (St. Francis) Ref. Ser. 06E AGM	5.250	05/15/41	1,800,878
2,500,000	Iowa Finance Auth. Health Facilities Rev. (Remarketed) Ser. 08A AGC	5.625	08/15/37	2,761,950
5,500,000	Jefferson Parish Louisiana Hospital District No. 1 Hospital Rev. (West Jefferson Medical Center) Ser. 98B AGM	5.250	01/01/28	6,022,830
2,000,000	Johnston North Carolina Memorial Hospital Auth. Ser. 08 AGM	5.250	10/01/36	2,178,480
485,000	Maryland State Health & Higher Educational Facilities Auth. Rev. Ser. 06A NATL RE	4.750	07/01/36	499,361
8,270,000	Medford Oregon Hospital Facilities Auth. Rev. Ref. (Asanthe Health System) Ser. 10 AGM	5.500	08/15/28	9,573,435
4,500,000	Medical Center Hospital Auth. Georgia RAC (Columbus Regional Healthcare) Ser. 10 AGM	5.000	08/01/41	4,615,830
2,000,000	Medical Center Hospital Auth. Georgia RAC (Columbus Regional Healthcare) Ser. 10 AGM	5.000	08/01/45	2,051,480
10,000,000	New Jersey Health Care Facilities Financing Auth. Rev. (Virtua Health) Ser. 09 AGC	5.500	07/01/38	10,933,400
500,000	New Jersey Health Care Facilities Financing Auth. Rev. Ref. (Barnabas Health) Ser. 11A	5.625	07/01/37	523,590
1,000,000	Ohio State Higher Educational Facilities Community Rev. (Summa Health System 2010 Project) Ser. 10 AGM	5.250	11/15/35	1,059,830
2,500,000	Palm Beach County Florida Health Facilities Auth. Health Facilities Rev. (Bethesda Healthcare System, Inc. Project) Ser. 10A AGM	5.250	07/01/40	2,660,600
1,000,000	Roanoke Virgina Industrial Development Auth. Hospital Rev. (Carilion Health System) Remarketed Ser. 05B AGM	5.000	07/01/38	1,050,370
1,000,000	Scottsdale Arizona Industrial Development Auth. Hospital Rev. (Scottsdale Healthcare) Remarketed Ser. 06C AGM	5.000	09/01/35	1,084,060
1,000,000	Scottsdale Arizona Industrial Development Auth. Hospital Rev. (Scottsdale Healthcare) Remarketed Ser. 06D AGM	5.000	09/01/39	1,020,960
2,250,000	South Carolina Jobs-Economic Development Auth. Hospital Facilities Rev. (Ref-Palmetto Health-Remarketed) Ser. 08A AGM	5.000	08/01/35	2,315,250
1,000,000	South Carolina Jobs-Economic Development Auth. Hospital Rev. Ref. & Improvement (Anmed Health) Ser. 09B AGC	5.500	02/01/38	1,057,590
4,350,000	South Carolina Jobs-Economic Development Auth. Hospital Rev. Ref. (Palmetto Health) Ser. 11A AGM	6.500	08/01/39	4,969,223
1,000,000	South Fork Municipal Auth. Pennsylvania Hospital Rev. (Conemaugh Valley Memorial Hospital) Ser. 10B AGC	5.375	07/01/35	1,090,640
450,000	University of California Regents Medical Center Pooled Rev. Ser. 07A NATL RE	4.750	05/15/31	473,305
2,050,000	Washington State Health Care Facilities Auth. Rev. (Multicare Health System Remarketed) Ser. 07B AGM	5.500	08/15/38	2,200,860
850,000	Washington State Health Care Facilities Auth. Rev. (Providence Health) Ser. 06E AGM	5.250	10/01/33	936,470
21,000,000	Wisconsin Health & Educational Facilities Auth. Rev. (Aurora Health Care) Ser. 12A AGM	5.000	07/15/27	23,248,260
2,500,000	Wisconsin Health & Educational Facilities Auth. Rev. (Gundersen Lutheran) Ser. 11A	5.250	10/15/39	2,639,850
				140,399,727
	Hotel Occupancy Tax — 0.3%
2,000,000	Pittsburgh & Allegheny County Pennsylvania Sports & Exhibition Auth. Hotel Ref. Ser. 10 AGM	5.000	02/01/35	2,100,200

	Lease Revenue — 4.6%
2,000,000	Arizona State COP (Department of Administration) Ser. 10A AGM	5.000	10/01/27	2,241,360
2,000,000	Arizona State COP (Department of Administration) Ser. 10A AGM	5.250	10/01/28	2,282,360
3,000,000	Carlsbad California University School District COP Ser. 09A AGC	5.000	10/01/34	3,297,870
500,000	Kern County California COP (Capital Improvements Projects) Ser. 09A AGC	5.750	08/01/35	546,550

$7,000,000	Los Angeles California Municipal Improvement Corp. Lease Rev. (Real Property) Ser. 09B AGC	5.500%	04/01/39	$7,675,220
2,150,000	Miami-Dade County Florida School Board COP Ser. 08B AGC	5.000	05/01/33	2,279,838
500,000	Miami-Dade County Florida School Board COP Ser. 09A AGC	5.375	02/01/34	541,900
4,000,000	Richmond Joint Powers Financing Auth. Lease Rev. (Civic Center Project) Ser. 09 AGC	5.750	08/01/29	4,563,320
5,000,000	State Public School Building Auth. Pennsylvania School Rev. (Harrisburg School District Project) Ser. 09A AGC	4.750	11/15/29	5,338,850
1,000,000	Yuba California Levee Financing Auth. Rev. (Levee Financing Project) Ser. 08A AGC	5.000	09/01/38	1,032,350
				29,799,618
	Miscellaneous Revenue — 9.2%
7,500,000	Arizona State Lottery Rev. Ser. 10A AGM	5.000	07/01/28	8,431,200
7,500,000	Arizona State Lottery Rev. Ser. 10A AGM	5.000	07/01/29	8,375,625
2,500,000	Dallas Texas Civic Center Rev. Ref. & Improvement Ser. 09 AGC	5.250	08/15/34	2,777,000
2,000,000	Greater Arizona Development Auth. Infrastructure Rev. Ser. 05B NATL RE	5.000	08/01/35	2,068,580
1,000,000	Hudson Yards Infrastructure Corp. New York Rev. Ser. 06A NATL RE	4.500	02/15/47	996,480
3,000,000	Hudson Yards Infrastructure Corp. New York Rev. Ser. 11A AGM	5.000	02/15/47	3,174,210
2,025,000	Indianapolis Indiana Local Public Improvement Bond Bank (Pilot Infrastructure Project) Ser. 10F AGM	5.000	01/01/35	2,231,793
1,535,000	Indianapolis Indiana Local Public Improvement Bond Bank (Pilot Infrastructure Project) Ser. 10F AGM	5.000	01/01/40	1,680,534
1,000,000	Kentucky Economic Development Financial Auth. (Louisville Arena Project) Rev. Sub-Ser 08A-1 AGC	6.000	12/01/33	1,109,000
5,545,000	Kentucky Economic Development Financial Auth. (Louisville Arena Project) Rev. Sub-Ser 08A-1 AGC	6.000	12/01/38	6,065,232
1,500,000	Kentucky Economic Development Financial Auth. (Louisville Arena Project) Rev. Sub-Ser 08A-1 AGC	6.000	12/01/42	1,637,250
4,500,000	New Jersey Transportation Trust Fund Authority	5.000	06/15/42	4,914,630
1,000,000	New York City Industrial Development Agency Rev. Queens Baseball Stadium (Pilot) Ser. 09 AGC	6.500	01/01/46	1,095,860
1,000,000	Newark New Jersey Housing Auth. Housing Rev. (South Ward Police Facility) Ser. 09 AGC	6.750	12/01/38	1,226,940
12,535,000	Pittsburg Unified School District Financing Auth. Rev. (District Bond Program) Ser. 11 AGM	5.500	09/01/46	13,923,627
				59,707,961
	Port, Airport & Marina Revenue — 8.2%
3,000,000	Birmingham Alabama Airport Auth. Airport Rev. Ser. 10 AGM	5.250	07/01/30	3,331,080
1,500,000	Birmingham Alabama Airport Auth. Airport Rev. Ser. 10 AGM	5.500	07/01/40	1,645,830
5,000,000	Chicago Illinois O’Hare International Airport Rev. (Ref-Third Indenture) Ser. 05A NATL RE	5.000	01/01/29	5,251,250
1,500,000	Manchester New Hampshire General Airport Rev. Ref. Remarketed Ser. 09A AGM	5.125	01/01/30	1,647,480
10,000,000	Miami-Dade County Florida Aviation Rev. Ser. 08B AGM	5.000	10/01/41	10,471,900
7,000,000	Miami-Dade County Florida Aviation Rev. Ser. 10B AGM	5.000	10/01/35	7,513,100
15,000,000	Philadelphia Pennsylvania Airport Rev. Ser. 10A AGM	5.000	06/15/35	16,068,000
500,000	Port Authority of New York & New Jersey (Consolidated One Hundred Forty-Eighth) Ser. 07 AGM	5.000	08/15/37	541,875
2,500,000	Port of Seattle Rev. (Intermediate Lien) Ref. Ser. 05A NATL RE	5.000	03/01/35	2,601,775
1,500,000	Sacramento County California Airport System Senior Rev. Ser. 08A AGM	5.000	07/01/41	1,568,490
2,000,000	San Jose California Airport Rev. Ser. 07B AMBAC	5.000	03/01/37	2,064,100
				52,704,880
	Recreational Revenue — 3.5%
9,000,000	Garden State Preservation Trust AGM	5.750	11/01/28	12,265,470
5,000,000	Miami-Dade County Florida Professional Sports Franchise Facilities Tax Ser. 09C AGC	5.375	10/01/28	5,660,900
4,000,000	New York City Industrial Development Agency Rev. Yankee Stadium (Pilot) Ser. 09 AGC	7.000	03/01/49	4,695,480
				22,621,850

	Sales Tax Revenue — 3.7%
$5,240,000	Bi-State Development Agency of Missouri-Illinois Metropolitan District Mass Transit Sales Tax (MetroLink Cross County Extension) Ser. 09 AGC	5.000%	10/01/35	$5,819,701
1,500,000	Central Puget Sound Regional Transportation Auth. Sales & Use Tax Rev. Ser. 07A AGM	5.000	11/01/34	1,644,705
400,000	Dallas Area Rapid Transit (SR Lien) Ser. 07 AMBAC	5.000	12/01/32	435,880
1,815,000	Illinois Regional Transportation Auth. Ser. 00 NATL RE	6.500	07/01/30	2,515,971
300,000	Illinois Regional Transportation Auth. Ser. 06A NATL RE	4.500	07/01/35	304,182
3,000,000	Metropolitan Atlanta Rapid Transit Auth. Georgia Sales Tax Rev. Ref. (Third Indenture) Ser. 07B AGM	5.000	07/01/37	3,233,790
3,000,000	Pittsburgh & Allegheny County Pennsylvania Sports & Exhibition Auth. Sales Ref. (Regional Asset District) Ser. 10 AGM	5.000	02/01/31	3,309,660
2,500,000	Puerto Rico Sales Tax Financing Corp. (Sales Tax) Rev. First Subordinate Ser. 10A AGM	5.000	08/01/40	2,639,825
1,935,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev. First Subordinate Ser. 10C AGM	5.125	08/01/42	2,076,062
1,000,000	San Francisco California Bay Area Rapid Transit District Sales Tax Rev. Ref. Ser. 05A NATL RE	5.000	07/01/30	1,075,460
1,000,000	Santa Clara Valley California Transportation Auth. Sales Tax Rev. (Ref-Measure A) Ser. 07A AMBAC	5.000	04/01/36	1,078,060
				24,133,296
	Sewer Revenue — 2.9%
2,500,000	Chicago Illinois Wastewater Transmission Rev. Ser. 08A BHAC	5.500	01/01/38	2,763,425
2,250,000	Detroit Michigan Sewer Disposal Rev. (Senior Lien-Remarketed) Ser. 03B AGM	7.500	07/01/33	2,844,697
2,500,000	Fresno California Sewer Rev. Ser. 08A AGC	5.000	09/01/37	2,706,350
3,000,000	King County Washington Sewer Rev. Ser. 07 AGM	5.000	01/01/42	3,213,870
500,000	Los Angeles California Wastewater System Rev. Ref. Ser. 05A NATL RE	4.750	06/01/35	517,540
1,400,000	Sacramento County California Sanitation District Financing Auth. Rev. (County Sanitation District 1) Ser. 05 NATL RE	5.000	08/01/35	1,492,232
5,000,000	Sacramento County California Sanitation District Financing Auth. Rev. (Sacramento Regional County Sanitation) Ser. 06 NATL RE	5.000	12/01/36	5,375,500
				18,913,614
	Special Assessment — 0.7%
4,000,000	Sacramento California Area Flood Control Agency Consolidated Capital Assessment District Ser. 08 BHAC	5.625	10/01/37	4,468,200

	Student Loan Revenue — 0.6%
3,640,000	Maine Educational Loan Auth. Student Loan Rev. Ser. 09A-3 Class A AGC	5.875	12/01/39	3,937,424

	Tax Increment Revenue — 1.8%
1,000,000	Park Creek Metropolitan District Colorado Rev. (Senior Limited Property Tax) Ser. 11A AGM	6.125	12/01/41	1,146,260
3,930,000	Westminster California Redevelopment Agency Tax Allocation Rev. Subordinate (Commercial Redevelopment Project No. 1) Ser. 09 AGC	6.250	11/01/39	4,602,109
5,000,000	Westminster California Redevelopment Agency Tax Allocation Rev. Subordinate (Commercial Redevelopment Project No. 1) Ser. 09 AGC	5.750	11/01/45	5,577,450
				11,325,819
	Transit Revenue — 3.0%
500,000	Metropolitan Transportation Auth. New York Rev. Ref. Insured Ser. 02A AGM	5.750	11/15/32	520,290
1,755,000	Metropolitan Transportation Auth. New York Rev. Ser. 11A AGM	5.000	11/15/36	1,940,749
400,000	New Jersey State Transportation Trust Fund Auth. (Transit System) Ser. 07A AMBAC	5.000	12/15/32	432,880
15,000,000	New Jersey State Transportation Trust Fund Auth. (Transit System) Ser. 08A AGC	5.500	12/15/38	16,738,800
				19,632,719
	Water Revenue — 15.5%
9,500,000	Atlanta Georgia Water & Wastewater Rev. Ser. 09-B AGM	5.250	11/01/34	10,402,785

$1,000,000	Birmingham Alabama Waterworks & Sewer Board Rev. Ser. 09A AGC	5.250%	01/01/39	$1,080,430
2,250,000	Chicago Illinois Waterworks Rev. Ref. (Second Lien) Ser. 08 AGM	5.250	11/01/33	2,449,350
5,000,000	City of Cape Coral Florida Water & Sewer Rev. Ref. Ser. 11 AGM	5.000	10/01/41	5,380,550
3,000,000	City of Cape Coral Florida Water & Sewer Rev. Ref. Ser. 11A AGM	5.000	10/01/42	3,234,540
1,500,000	County of Miami-Dade Fl Water & Sewer System Revenue AGM	4.625	10/01/30	1,645,050
2,000,000	Detroit Michigan Water Supply System Rev. (Second Lien-Remarketed) Ser. 06B AGM	6.250	07/01/36	2,309,640
5,425,000	Detroit Michigan Water Supply System Rev. (Second Lien-Remarketed) Ser. 06B AGM	7.000	07/01/36	6,544,666
1,500,000	Detroit Water Supply System Rev. (Second Lien) Ref. Ser. 06C AGM	5.000	07/01/29	1,554,525
1,000,000	East Bay California Municipal Utility District Water System Rev. Subordinated Ser. 05A NATL RE	5.000	06/01/35	1,076,330
1,500,000	Florida Municipal Loan Council Ser. 11D AGM	5.500	10/01/41	1,680,030
3,570,000	Houston Texas Utility System Rev. Ref. (Combined-First Lien) Ser. 09A AGC	6.000	11/15/35	4,245,265
6,535,000	Indianapolis Indiana Local Public Improvement (Waterworks Project) Ser. 09A AGC	5.500	01/01/38	7,309,724
1,000,000	Miami-Dade County Florida Water & Sewer System Rev. Ser. 10 AGM	5.000	10/01/27	1,174,000
20,000,000	Miami-Dade County Florida Water & Sewer System Rev. Ser. 10 AGM	5.000	10/01/29	23,112,800
1,000,000	New York City Municipal Water Finance Auth Water & Sewer System Rev. (Second General Resolution) Ser. 08DD	6.000	06/15/40	1,183,460
400,000	New York City New York Municipal Water Finance Auth. Water & Sewer Rev. (Second General Resolution) Ser. 11GG	5.000	06/15/43	444,512
2,500,000	North Fort Bend Texas Water Auth. (Water System) Rev. Ser. 11 AGM	5.000	12/15/36	2,699,925
5,000,000	North Fort Bend Water Auth. Texas Water System Rev. Ser. 09 AGC	5.250	12/15/34	5,644,600
2,000,000	North Sumter County Florida Utility Dependent District Utility Rev. Ser. 10 AGM	5.375	10/01/40	2,156,980
875,000	Philadelphia Pennsylvania Water & Wastewater Rev. Ser. 10C AGM	5.000	08/01/40	943,373
3,000,000	Port St. Lucie Florida Utility Rev. Ref. System Ser. 09 AGC	5.000	09/01/35	3,223,950
2,790,000	Riverside California Water Rev. Ser. 08B AGM	5.000	10/01/38	3,021,096
500,000	San Francisco City & County Public Utilities Commission Water Rev. Ser. 06A AGM	4.500	11/01/31	531,095
1,000,000	San Jacinto Texas River Auth. Special Project Rev. (GRP Project) Ser. 11 AGM	5.000	10/01/37	1,072,190
500,000	San Luis Obispo County California Financing Auth. Rev. (Nacimiento Water Project) Ser. 07A NATL RE	5.000	09/01/38	526,805
5,470,000	Town of Davie Florida Water & Sewer Rev. Ser. 11 AGM	5.000	10/01/41	5,913,617
				100,561,288
	Total Investments (Cost $585,615,934)(a)(b)— 98.4%			637,151,031
	Other assets less liabilities—1.6%			10,568,911
	Net Assets—100.0%			$647,719,942

Investment Abbreviations:

Auth.	- Authority
COP	- Certificate of Participation
RAC	- Revenue Anticipation Certificates
Ref.	- Refunding Bonds
Rev.	- Revenue
Ser.	- Series

Glossary of Terms:

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
BHAC	- Berkshire Hathaway Assurance Corp.
NATL RE	- National Public Finance Guarantee Corp.

Notes to Schedule of Investments:

(a) This table, as of January 31, 2012, provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	56.9%
Assured Guaranty Corp.	31.3
National Public Finance Guarantee Corp.	5.8

(b) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was substantially the same as for book purposes. The net unrealized appreciation was $51,535,097, which consisted of aggregate gross unrealized appreciation of $51,535,562 and aggregate gross unrealized depreciation of $465.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Insured New York Municipal Bond Portfolio (PZT)

January 31, 2012 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds — 97.3%
	Ad Valorem Property Tax — 3.6%
$1,000,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.250%	07/01/30	$1,104,940
400,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.000	07/01/31	432,636
				1,537,576
	College Revenue — 8.3%
1,000,000	New York State Dormitory Auth. Rev. (New York University) Ser. 01 AMBAC	5.500	07/01/40	1,347,520
1,500,000	New York State Dormitory Auth. Rev. (The New School) Ser. 10 AGM	5.500	07/01/43	1,674,060
500,000	New York State Dormitory Auth. Rev. Non-Special Treatment Supported Debt (Fordham University) Ser. 08B AGC	5.000	07/01/38	535,895
				3,557,475
	Electric Power Revenue — 12.2%
4,500,000	Long Island Power Auth. New York Electric Systems Rev. General Ser. 08A BHAC	5.500	05/01/33	5,227,425

	Highway Tolls Revenue — 10.4%
1,000,000	New York State Thruway Auth. General Rev. Ser. 05G AGM	5.000	01/01/32	1,082,940
600,000	New York State Thruway Auth. General Rev. Ser. 07H NATL RE	5.000	01/01/37	636,798
400,000	Puerto Rico Commonwealth Highway & Transportation Auth. Rev. Ref. Ser. 07N FGIC	5.250	07/01/39	430,460
1,000,000	Puerto Rico Highway & Transportation Auth. Rev. Ref. Ser. 07CC AGM	5.250	07/01/32	1,165,550
1,100,000	Triborough Bridge & Tunnel Auth. Rev. Ref. Ser. 02 NATL RE	5.000	11/15/32	1,133,088
				4,448,836
	Hospital Revenue — 4.0%
600,000	New York State Dormitory Auth. Rev. (Mental Health Services Facilities Improvement) Ser. 05B AMBAC	5.000	02/15/30	638,844
1,000,000	New York State Dormitory Auth. Rev. Special Treatment Supported Debt (Mental Health Services Facilities Improvement) Ser. 08A AGM	5.000	02/15/38	1,086,910
				1,725,754
	Hotel Occupancy Tax — 3.6%
1,500,000	New York Convention Center Development Corp. Rev. (Hotel Unit Fee Secured) Ser. 05 AMBAC	5.000	11/15/44	1,551,030

	Income Tax Revenue — 1.2%
500,000	New York State Urban Development Corp. Rev. (State Personal Income Tax) Ser. 07C NATL RE	4.500	03/15/37	528,145

	Lease Revenue — 4.2%
1,000,000	Puerto Rico Public Buildings Auth. Rev. Ref. (Government Facilities-Remarketed) Ser. 04K AGM	5.250	07/01/27	1,102,360
700,000	Rensselaer City School District Ser. 06 XLCA	5.000	06/01/36	706,727
				1,809,087
	Miscellaneous Revenue — 17.9%
500,000	Erie County New York Industrial Development Agency School Facility Rev. (City School District of the city of Buffalo Project) Ser. 03A AGM	5.750	05/01/28	579,655
1,100,000	Hudson Yards Infrastructure Corp. New York Rev. Ser. 06A NATL RE	4.500	02/15/47	1,096,128
2,000,000	Hudson Yards Infrastructure Corp. New York Rev. Ser. 11A AGM	5.000	02/15/47	2,116,140
2,000,000	New York City Industrial Development Agency Rev. Queens Baseball Stadium (Pilot) Ser. 09 AGC	6.500	01/01/46	2,191,720
1,000,000	New York City New York Transitional Finance Auth. Building Aid Rev. (Fiscal 2007) Ser. 06S-1 NATL RE	5.000	07/15/36	1,063,410

$600,000	New York City Transitional Finance Auth. Building Aid Rev. Ser. 07S-2 NATL RE	4.250%	01/15/34	$618,900
				7,665,953
	Port, Airport & Marina Revenue — 3.8%
1,000,000	Port Auth. of New York & New Jersey (Consolidated-One Hundred Forty-Eighth) Ser. 07 AGM	5.000	08/15/33	1,093,260
500,000	Port Authority of New York & New Jersey (Consolidated One Hundred Forty-Eighth) Ser. 07 AGM	5.000	08/15/37	541,875
				1,635,135
	Recreational Revenue — 4.2%
1,000,000	New York City Industrial Development Agency Rev. Yankee Stadium (Pilot) Ser. 09 AGC	7.000	03/01/49	1,173,870
600,000	New York City Trust for Cultural Resources Rev. (American Museum of National History) Ser. 04A NATL RE	5.000	07/01/44	622,590
				1,796,460
	Sales Tax Revenue — 9.3%
1,000,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev. First Subordinate Ser. 10C AGM	5.125	08/01/42	1,072,900
2,690,000	Sales Tax Asset Receivables Corp. Ser. 04A AMBAC	5.000	10/15/32	2,927,688
				4,000,588
	Transit Revenue — 10.2%
2,005,000	Metropolitan Transportation Auth. New York Rev. Ref. Insured Ser. 02A AGM	5.750	11/15/32	2,086,363
1,500,000	Metropolitan Transportation Auth. New York Rev. Ser. 11A AGM	5.000	11/15/36	1,658,760
600,000	Metropolitan Transportation Auth. Rev. Ser. 07A NATL RE	4.750	11/15/37	623,622
				4,368,745
	Water Revenue — 4.4%
1,100,000	Nassau County New York Sewer & Storm Water Finance Auth. System Rev. Ser. 08A BHAC	5.375	11/01/28	1,283,227
600,000	New York City Municipal Finance Auth. Water & Sewer System Rev. Ser. 07A AGM	4.250	06/15/39	621,228
				1,904,455
	Total Investments (Cost $38,240,241)(a)(b)— 97.3%			41,756,664
	Other assets less liabilities—2.7%			1,144,809
	Net Assets—100.0%			$42,901,473

Investment Abbreviations:
Auth.	- Authority
Ref.	- Refunding Bonds
Rev.	- Revenue
Ser.	- Series

Glossary of Terms:
AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
BHAC	- Berkshire Hathaway Assurance Corp.
FGIC	- Financial Guaranty Insurance Co.
NATL RE	- National Public Finance Guarantee Corp.
XLCA	- XL Capital Assurance, Inc.

Notes to Schedule of Investments:

(a) This table, as of January 31, 2012, provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	41.7%
Berkshire Hathaway Assurance Corp.	15.6
American Municipal Bond Assurance Corp.	15.5
National Public Finance Guarantee Corp.	15.1
Assured Guaranty Corp.	9.3

(b) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was substantially the same as for book purposes. The net unrealized appreciation was $3,516,423, which consisted of aggregate gross unrealized appreciation of $3,552,199 and aggregate gross unrealized depreciation of $35,776.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares International Corporate Bond Portfolio (PICB)

January 31, 2012 (Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds— 97.7%
		Australia— 4.9%
AUD	250,000	Australia & New Zealand Banking Group Ltd., Series TD	8.500%	04/22/13	$277,709
EUR	100,000	BHP Billiton Finance Ltd., Series E, MTN	6.375	04/04/16	154,884
EUR	150,000	Commonwealth Bank of Australia, Series E, MTN	4.375	02/25/20	206,689
AUD	200,000	National Australia Bank Ltd.	8.250	05/20/13	222,074
AUD	100,000	National Australia Bank Ltd., Series DIP	6.250	04/01/13	108,193
AUD	1,150,000	National Australia Bank Ltd., Series DIP	6.750	09/16/14	1,271,019
EUR	150,000	National Australia Bank Ltd., Series G, MTN	4.000	07/13/20	201,791
EUR	100,000	Telstra Corp. Ltd., Series E, MTN	4.750	03/21/17	147,271
EUR	350,000	Westpac Banking Corp., Series E, MTN	4.250	09/22/16	485,504
AUD	500,000	Westpac Banking Corp., MTN	7.250	11/18/16	559,596
EUR	200,000	Westpac Banking Corp., Series E, MTN, 144A(b)	4.125	05/25/18	272,956
GBP	150,000	Westpac Banking Corp., Series E, MTN, 144A(b)	5.000	10/21/19	255,013
					4,162,699
		Austria— 0.5%
EUR	150,000	Erste Group Bank AG, Series E, MTN	4.750	09/18/13	202,938
EUR	150,000	Hypo Alpe-Adria-Bank International AG, Series E, MTN	4.375	01/24/17	197,680
					400,618
		Belgium— 0.3%
EUR	200,000	Fortis Bank SA/NV, Series E, MTN	5.757	10/04/17	259,147

		Canada— 11.5%
CAD	125,000	Bank of Montreal, Series DPNT	3.930	04/27/15	132,434
CAD	400,000	Bank of Montreal, Series DPNT	3.490	06/10/16	418,084
CAD	550,000	Bank of Montreal, Series DPNT, 144A(b)	2.960	08/02/16	561,791
CAD	150,000	Bank of Montreal, Series DPNT	6.020	05/02/18	178,123
CAD	125,000	Bank of Nova Scotia, Series DPNT	3.350	11/18/14	129,997
CAD	1,000,000	Bank of Nova Scotia, Series DPNT	3.340	03/25/15	1,040,983
CAD	200,000	Bank of Nova Scotia	3.610	02/22/16	209,990
CAD	100,000	Bell Canada, MTN	4.850	06/30/14	106,190
CAD	275,000	Bell Canada	3.600	12/02/15	286,054
CAD	325,000	Bell Canada	4.400	03/16/18	349,614
CAD	200,000	Canadian Imperial Bank of Commerce/Canada, Series DPNT, MTN	3.100	03/02/15	206,308
CAD	450,000	Canadian Imperial Bank of Commerce/Canada, Series DPNT	3.400	01/14/16	468,528
CAD	400,000	Canadian Imperial Bank of Commerce/Canada	2.650	11/08/16	403,107
CAD	500,000	Canadian Imperial Bank of Commerce/Canada, Series DPNT, MTN	3.950	07/14/17	534,816
CAD	100,000	CDP Financial, Inc.	4.600	07/15/20	112,107
CAD	250,000	Manulife Financial Corp., MTN	4.896	06/02/14	259,505
CAD	150,000	Rogers Communications, Inc.	5.800	05/26/16	168,984
CAD	475,000	Rogers Communications, Inc.	5.340	03/22/21	529,171
CAD	250,000	Royal Bank of Canada, Series DPNT	3.360	01/11/16	260,508
CAD	350,000	Royal Bank of Canada, Series DPNT, MTN, 144A(b)	3.030	07/26/16	359,769
CAD	150,000	Royal Bank of Canada, Series DPNT	2.680	12/08/16	151,654
CAD	500,000	Royal Bank of Canada, Series DPNT	3.660	01/25/17	526,225
CAD	500,000	Royal Bank of Canada	3.770	03/30/18	533,195
CAD	200,000	Shaw Communications, Inc.	5.650	10/01/19	220,898
CAD	450,000	Shaw Communications, Inc.	6.750	11/09/39	467,451
CAD	500,000	TELUS Corp., Series CH	5.050	07/23/20	554,799
CAD	300,000	Toronto-Dominion Bank (The), Series DPNT	2.948	08/02/16	307,568
GBP	100,000	Xstrata Canada Financial Corp., Series E, MTN	7.375	05/27/20	187,525
					9,665,378

		Cayman Islands— 0.4%
GBP	200,000	Thames Water Utilities Cayman Finance Ltd., Series E, MTN	5.500%	02/11/41	$357,552

		Denmark— 0.6%
EUR	250,000	Carlsberg Breweries A/S, Series E, MTN	3.375	10/13/17	333,579
EUR	150,000	Danske Bank A/S, Series E, MTN	3.875	05/18/16	198,878
					532,457
		Finland— 0.2%
EUR	100,000	Nokia OYJ, Series E, MTN	5.500	02/04/14	137,689

		France— 15.6%
EUR	150,000	Areva SA, Series E, MTN	3.875	09/23/16	188,216
EUR	150,000	Autoroutes Du Sud de La France SA, MTN	5.625	07/04/22	218,326
EUR	100,000	AXA SA, Series E, MTN	4.500	01/23/15	138,613
EUR	200,000	Banque Federative Du Credit Mutuel SA, Series E, MTN	4.000	10/22/20	217,844
EUR	100,000	Banque PSA Finance SA, Series E, MTN	4.250	02/25/16	125,397
EUR	350,000	BNP Paribas SA, Series E, MTN, 144A(b)	3.500	03/07/16	473,437
EUR	200,000	BNP Paribas SA, Series E, MTN	5.431	09/07/17	270,307
EUR	250,000	BNP Paribas SA, Series emtn, MTN	3.750	11/25/20	330,115
EUR	100,000	Bouygues SA	6.125	07/03/15	146,440
EUR	100,000	Bouygues SA	4.250	07/22/20	134,532
EUR	100,000	Caisse Centrale Du Credit Immobilier de France, MTN	3.750	03/10/14	129,646
EUR	150,000	Carrefour SA, Series E, MTN	4.000	04/09/20	188,169
EUR	100,000	Carrefour SA, Series E, MTN	3.875	04/25/21	122,621
EUR	150,000	Casino Guichard Perrachon SA, Series E, MTN	4.481	11/12/18	197,515
EUR	150,000	CIE de St-Gobain, Series E, MTN	3.500	09/30/15	201,501
EUR	150,000	CIE Financiere Et Industrielle DES Autoroutes	5.000	05/24/21	210,164
EUR	350,000	Credit Agricole SA, Series E, MTN	5.971	02/01/18	455,686
EUR	150,000	Credit Agricole SA, Series emtn, MTN	5.875	06/11/19	191,128
EUR	100,000	Credit Agricole SA/London, Series E, MTN, 144A(b)	3.625	03/08/16	133,380
EUR	100,000	Credit Mutuel Arkea Sac, Series E, MTN	5.000	06/28/17	136,711
EUR	100,000	Dexia Credit Local SA, Series E, MTN	5.375	07/21/14	119,778
EUR	350,000	EDF SA, Series E, MTN	6.250	01/25/21	554,430
EUR	400,000	EDF SA, Series E, MTN	4.625	09/11/24	554,947
GBP	400,000	EDF SA, Series E, MTN	6.250	05/30/28	734,728
GBP	500,000	EDF SA, Series E, MTN	6.125	06/02/34	892,367
EUR	75,000	France Telecom SA, Series E, MTN	4.750	02/21/17	109,162
EUR	1,000,000	France Telecom SA, Series E, MTN	3.875	04/09/20	1,374,928
GBP	150,000	France Telecom SA, Series E, MTN	8.125	11/20/28	331,417
EUR	200,000	GDF Suez, Series E, MTN	6.875	01/24/19	331,760
EUR	1,000,000	GDF Suez, Series E, MTN	3.500	10/18/22	1,339,350
EUR	100,000	Gie GDF Suez Alliance, Series E, MTN	5.750	06/24/23	158,037
EUR	100,000	LVMH Moet Hennessy Louis Vuitton SA, Series E, MTN	4.375	05/12/14	139,145
EUR	50,000	Societe Generale SA, Series E, MTN	3.750	08/21/14	67,118
EUR	200,000	Societe Generale SA, Series E, MTN	4.000	04/20/16	267,672
EUR	150,000	Societe Generale SA, Series E, MTN	3.125	09/21/17	189,957
GBP	300,000	Societe Generale SA, Series E, MTN	5.400	01/30/18	408,460
EUR	300,000	Societe Generale SA, Series E, MTN	4.750	03/02/21	401,787
EUR	100,000	Suez Environnement Co., Series E, MTN	4.078	05/17/21	137,460
EUR	100,000	Veolia Environnement SA, Series E, MTN	4.375	01/16/17	139,407
GBP	350,000	Veolia Environnement SA, Series E, MTN	6.125	10/29/37	594,050
EUR	100,000	Vivendi SA, Series E, MTN	3.500	07/13/15	134,133
					13,189,841
		Germany— 2.1%
EUR	100,000	Bertelsmann AG	4.750	09/26/16	143,295
EUR	150,000	Commerzbank AG, Series E, MTN	3.875	03/22/17	201,715
EUR	150,000	Commerzbank AG, Series E, MTN	6.375	03/22/19	154,346
EUR	250,000	Commerzbank AG, Series E, MTN	4.000	09/16/20	322,786
EUR	100,000	Commerzbank AG, Series E, MTN	7.750	03/16/21	107,221
EUR	150,000	Deutsche Bank AG, Series E, MTN	5.125	08/31/17	219,292
EUR	150,000	Deutsche Bank AG, Series E, MTN	5.000	06/24/20	192,429

EUR	100,000	Merck Financial Services GMBH, Series E, MTN	4.500%	03/24/20	$143,946
EUR	100,000	Metro AG, Series E, MTN	7.625	03/05/15	149,569
EUR	100,000	Volkswagen Leasing GMBH, Series E, MTN	2.750	07/13/15	134,004
					1,768,603
		Italy— 7.6%
EUR	300,000	Assicurazioni Generali SpA, Series E, MTN	5.125	09/16/24	362,349
EUR	100,000	Atlantia SpA, Series E, MTN	5.000	06/09/14	136,030
EUR	700,000	Atlantia SpA, Series E, MTN	3.375	09/18/17	881,360
EUR	100,000	Banco Popolare SC	4.000	04/06/13	128,353
EUR	100,000	Banco Popolare SC, Series E, MTN	4.125	10/22/14	124,619
GBP	650,000	Enel SpA, Series E, MTN	6.250	06/20/19	1,035,160
EUR	400,000	ENI SpA	4.125	09/16/19	535,325
EUR	200,000	ENI SpA, Series E, MTN	3.500	01/29/18	262,718
EUR	100,000	Intesa Sanpaolo SpA, Series E, MTN	5.375	12/19/13	134,561
EUR	200,000	Intesa Sanpaolo SpA, Series E, MTN	3.375	01/19/15	254,766
EUR	300,000	Intesa Sanpaolo SpA, Series E, MTN, 144A(b)	4.125	01/14/16	385,375
EUR	200,000	Intesa Sanpaolo SpA, Series G, MTN	4.000	11/08/18	242,194
EUR	100,000	Intesa Sanpaolo SpA, Series E, MTN	5.150	07/16/20	116,450
EUR	300,000	Telecom Italia SpA, MTN	5.125	01/25/16	389,751
GBP	200,000	Telecom Italia SpA, Series E, MTN	7.375	12/15/17	315,384
EUR	400,000	Telecom Italia SpA, Series E, MTN	5.250	02/10/22	456,573
EUR	100,000	Terna Rete Elettrica Nazionale SpA, Series E, MTN	4.750	03/15/21	125,504
EUR	100,000	UniCredit SpA, Series E, MTN	5.250	01/14/14	133,424
EUR	300,000	UniCredit SpA, Series E, MTN	5.750	09/26/17	349,943
					6,369,839
		Japan— 2.9%
JPY	50,000,000	Development Bank of Japan	1.650	06/20/12	659,315
JPY	10,000,000	Development Bank of Japan	1.600	06/20/14	135,304
JPY	20,000,000	Development Bank of Japan	1.750	03/17/17	279,380
JPY	50,000,000	Development Bank of Japan	1.050	06/20/23	649,388
JPY	20,000,000	East Japan Railway Co., Series 3	3.950	02/25/16	299,713
JPY	40,000,000	Tokyo Electric Power Co., Inc. (The), Series 517	1.355	06/15/15	442,488
					2,465,588
		Jersey Islands— 1.1%
GBP	500,000	BAA Funding Ltd., Series E, MTN	6.750	12/03/26	929,837

		Luxembourg— 2.0%
EUR	200,000	ArcelorMittal	9.375	06/03/16	303,542
EUR	150,000	Arcelormittal, Series E, MTN	4.625	11/17/17	194,726
EUR	250,000	Finmeccanica Finance SA, Series E, MTN	8.125	12/03/13	343,092
EUR	250,000	Glencore Finance Europe SA, Series E, MTN	5.250	03/22/17	341,171
CHF	325,000	Nestle Finance International Ltd., Series E, MTN	2.000	08/05/13	363,101
EUR	100,000	Novartis Finance SA, Series E, MTN	4.250	06/15/16	145,484
					1,691,116
		Netherlands— 13.7%
EUR	200,000	ABN AMRO Bank NV, Series E, MTN	4.250	04/11/16	272,747
EUR	400,000	ABN AMRO Bank NV, Series E, MTN	3.625	10/06/17	526,033
EUR	250,000	Allianz Finance II BV, Series E, MTN	4.750	07/22/19	365,313
EUR	100,000	BMW Finance NV, Series E, MTN	3.250	01/28/16	137,410
EUR	200,000	BMW Finance NV, Series E, MTN	3.875	01/18/17	282,792
EUR	100,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank Ba/Netherlands, Series E, MTN	3.000	02/16/15	134,205
EUR	650,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank Ba/Netherlands, Series E, MTN	3.375	04/21/17	872,065
EUR	100,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank Ba/Netherlands, Series E, MTN	4.750	01/15/18	142,791
EUR	500,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank Ba/Netherlands, Series G, MTN	4.125	01/14/20	678,877
EUR	300,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank Ba/Netherlands, Series G, MTN	3.750	11/09/20	366,757
EUR	300,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank Ba/Netherlands, Series E, MTN, 144A(b)	4.125	01/12/21	404,067

EUR	150,000	Deutsche Bahn Finance BV, MTN	4.875%	03/12/19	$225,886
EUR	500,000	Deutsche Telekom International Finance BV, Series E, MTN	4.250	07/13/22	691,130
EUR	1,100,000	E.ON International Finance BV, Series E, MTN	5.750	05/07/20	1,756,635
EUR	250,000	EDP Finance BV, Series E, MTN	3.250	03/16/15	283,869
EUR	250,000	ENEL Finance International NV, Series E, MTN	5.000	09/14/22	311,756
EUR	100,000	ENEL Finance International NV, Series E, MTN, 144A(b)	4.125	07/12/17	130,154
EUR	150,000	ENEL Finance International NV, Series G, MTN	5.750	10/24/18	202,566
EUR	100,000	Fortis Bank Nederland NV, Series E, MTN	4.000	02/03/15	135,480
EUR	100,000	ING Bank NV	3.375	03/03/15	132,944
EUR	150,000	ING Bank NV, Series E, MTN	3.875	05/24/16	202,097
GBP	150,000	ING Bank NV, Series E, MTN	5.375	04/15/21	247,484
EUR	100,000	ING Groep NV, Series E, MTN	4.750	05/31/17	136,758
EUR	200,000	KBC Internationale Financieringsmaatschappij NV, Series E, MTN, 144A(b)	3.875	03/31/15	256,173
EUR	100,000	Koninklijke KPN NV, Series G, MTN	4.000	06/22/15	138,216
EUR	150,000	Koninklijke KPN NV, Series G, MTN	3.750	09/21/20	195,206
GBP	100,000	Koninklijke KPN NV, Series G, MTN	5.750	09/17/29	169,408
EUR	200,000	Repsol International Finance BV, Series E, MTN	6.500	03/27/14	283,501
EUR	100,000	RWE Finance BV, Series E, MTN	6.625	01/31/19	162,572
GBP	300,000	RWE Finance BV, Series E, MTN	5.500	07/06/22	538,439
EUR	500,000	Shell International Finance BV, Series E, MTN	4.375	05/14/18	741,341
EUR	90,000	Siemens Financieringsmaatschappij NV, Series E, MTN	5.125	02/20/17	135,743
EUR	100,000	Siemens Financieringsmaatschappij NV, Series E, MTN	5.625	06/11/18	156,233
EUR	100,000	Volkswagen International Finance NV, Series E, MTN	7.000	02/09/16	154,577
					11,571,225
		Norway— 0.8%
EUR	125,000	DnB NOR Bank ASA, Series E, MTN	3.875	06/29/20	166,791
EUR	250,000	Statoil ASA, Series E, MTN	5.625	03/11/21	409,622
EUR	50,000	Telenor ASA, Series E, MTN	4.875	05/29/17	74,524
					650,937
		Spain— 5.6%
EUR	100,000	Abertis Infraestructuras SA	4.625	10/14/16	130,775
EUR	100,000	Abertis Infraestructuras SA	5.125	06/12/17	131,810
EUR	100,000	BBVA Senior Finance SAU, Series G, MTN	3.250	04/23/15	127,324
EUR	150,000	BBVA Senior Finance SAU, Series G, MTN	3.875	08/06/15	193,842
EUR	100,000	Gas Natural Capital Markets SA, Series E, MTN	5.250	07/09/14	136,633
EUR	200,000	Iberdrola Finanzas Sau, Series E, MTN	4.125	03/23/20	253,182
GBP	400,000	Iberdrola Finanzas Sau, Series E, MTN	7.375	01/29/24	711,035
EUR	200,000	Santander International Debt SA Unipersonal	4.250	04/07/14	264,661
EUR	100,000	Santander International Debt SA Unipersonal, MTN	3.500	08/12/14	130,176
EUR	300,000	Santander International Debt SA Unipersonal, Series E, MTN, 144A(b)	4.500	05/18/15	397,575
EUR	100,000	Santander International Debt SA Unipersonal, Series E, MTN	4.125	10/04/17	128,343
EUR	200,000	Telefonica Emisiones Sau, MTN, 144A(b)	4.750	02/07/17	264,915
GBP	100,000	Telefonica Emisiones Sau, Series E, MTN	5.289	12/09/22	147,278
EUR	250,000	Telefonica Emisiones SAU, Series E, MTN	3.406	03/24/15	325,217
EUR	1,000,000	Telefonica Emisiones SAU, Series G, MTN, 144A(b)	3.661	09/18/17	1,251,072
EUR	100,000	Telefonica Emisiones SAU, Series E, MTN	4.693	11/11/19	127,729
					4,721,567
		Sweden— 2.6%
EUR	100,000	Akzo Nobel Sweden Finance AB	7.750	01/31/14	145,526
EUR	200,000	Nordea Bank AB, Series E, MTN	2.750	08/11/15	266,324
EUR	100,000	Nordea Bank AB, Series E, MTN	4.500	03/26/20	129,515
EUR	100,000	Skandinaviska Enskilda Banken AB, Series G, MTN	5.500	05/06/14	140,332
SEK	3,000,000	Swedish Match AB, Series E, MTN	4.340	07/12/15	454,956
EUR	300,000	Vattenfall AB, Series E, MTN	6.250	03/17/21	496,150
GBP	100,000	Vattenfall AB, Series E, MTN	6.875	04/15/39	217,503
SEK	1,000,000	Volvo Treasury AB, Series E, MTN	4.500	04/04/14	149,566
EUR	150,000	Volvo Treasury AB, Series E, MTN	5.000	05/31/17	208,913
					2,208,785

		Switzerland— 4.9%
EUR	150,000	Credit Suisse AG/Guernsey, Series E, MTN	2.875%	09/24/15	$198,818
EUR	375,000	Credit Suisse AG/London, Series E, MTN	3.875	01/25/17	510,874
EUR	150,000	Credit Suisse AG/London, Series E, MTN	4.750	08/05/19	211,396
CHF	300,000	Holcim Ltd., Series E, MTN	4.000	12/09/13	340,710
CHF	600,000	Roche Kapitalmarkt AG, 144A(b)	4.500	03/23/17	779,772
CHF	500,000	Swisscom AG	3.250	09/14/18	606,705
CHF	150,000	Swisscom AG, Series 1	3.500	04/08/14	173,961
EUR	375,000	UBS AG/London, Series E, MTN	3.500	07/15/15	506,304
GBP	250,000	UBS AG/London, Series E, MTN	6.375	07/20/16	442,281
GBP	100,000	UBS AG/London, Series E, MTN	6.625	04/11/18	181,144
EUR	100,000	UBS AG/London, Series E, MTN	6.000	04/18/18	149,993
					4,101,958
		United Kingdom— 19.9%
EUR	100,000	Abbey National Treasury Services PLC/London, Series E, MTN	3.375	10/20/15	128,523
GBP	150,000	Bank of Scotland PLC	9.375	05/15/21	232,948
EUR	150,000	Barclays, Series E, MTN	4.125	03/15/16	203,860
GBP	950,000	Barclays Bank PLC, Series E, MTN	10.000	05/21/21	1,676,814
GBP	500,000	Barclays Bank PLC, Series E, MTN	5.750	08/17/21	824,869
GBP	150,000	BAT International Finance PLC, Series E, MTN	6.375	12/12/19	289,085
GBP	200,000	BAT International Finance PLC, Series E, MTN	7.250	03/12/24	412,094
EUR	100,000	British Telecommunications PLC, Series E, MTN	6.500	07/07/15	149,269
GBP	200,000	British Telecommunications PLC, MTN	8.750	12/07/16	389,139
GBP	200,000	British Telecommunications PLC	5.750	12/07/28	348,997
GBP	750,000	Centrica PLC, Series E, MTN	6.375	03/10/22	1,425,539
GBP	500,000	GlaxoSmithKline Capital PLC, Series E, MTN	5.250	12/19/33	951,039
GBP	200,000	GlaxoSmithKline Capital PLC, Series E, MTN	6.375	03/09/39	435,321
AUD	200,000	HSBC Bank PLC	6.750	03/12/15	221,089
EUR	200,000	HSBC Bank PLC, Series E, MTN	3.750	11/30/16	272,822
GBP	850,000	HSBC Holdings PLC, Series E, MTN	6.500	05/20/24	1,560,126
GBP	350,000	HSBC Holdings PLC, Series E, MTN	5.750	12/20/27	537,020
GBP	100,000	HSBC Holdings PLC	6.750	09/11/28	169,462
GBP	300,000	Imperial Tobacco Finance PLC, Series E, MTN	7.750	06/24/19	590,390
GBP	200,000	Imperial Tobacco Finance PLC, Series E, MTN	9.000	02/17/22	431,688
GBP	175,000	Lloyds TSB Bank PLC, Series E, MTN	6.375	04/15/14	290,865
GBP	550,000	Lloyds TSB Bank PLC, Series E, MTN	7.625	04/22/25	747,632
EUR	200,000	Nationwide Building Society, MTN	3.750	01/20/15	265,527
GBP	100,000	Nationwide Building Society, Series E, MTN	5.625	09/09/19	164,948
GBP	100,000	Old Mutual PLC, Series E, MTN	7.125	10/19/16	173,850
GBP	125,000	Old Mutual PLC, Series E, MTN	8.000	06/03/21	195,851
GBP	200,000	Royal Bank of Scotland PLC (The), Series E, MTN	6.375	04/29/14	330,897
GBP	900,000	Royal Bank of Scotland PLC (The), Series E, MTN	6.000	05/17/17	1,478,554
GBP	500,000	Royal Bank of Scotland PLC (The), Series E, MTN	6.875	05/17/25	813,502
GBP	100,000	SSE PLC, Series E, MTN	8.375	11/20/28	230,020
EUR	300,000	Standard Chartered PLC, MTN	3.625	12/15/15	404,972
EUR	150,000	Standard Chartered PLC	3.875	10/20/16	202,623
GBP	125,000	Tesco PLC, Series E, MTN	6.125	02/24/22	231,298
					16,780,633
		United States— 0.5%
EUR	100,000	BMW US Capital LLC, Series E, MTN	5.000	05/28/15	144,298
EUR	200,000	Zurich Finance USA, Inc., Series E, MTN	4.500	09/17/14	278,183
					422,481
		Total Investments (Cost $83,865,104)(c) — 97.7%			82,387,950
		Other assets less liabilities—2.3%			1,893,392
		Net Assets—100.0%			$84,281,342

Investment Abbreviations:
DIP	- Debt Issuance Program
DPNT	- Deposit Notes
MTN	- Medium-Term Notes

TD	- Time Deposits

Currency Legend:
AUD	- Australian Dollar
CAD	- Canadian Dollar
CHF	- Swiss Franc
EUR	- Euro
GBP	- British Pound
JPY	- Japanese Yen
SEK	- Swedish Krona

Notes to Schedule of Investments:

(a) Foreign denominated security. Principal amount denominated in currency indicated.

(b) Security is exempt from registration under Rule 144A of Securities Act of 1933. This security may be resold in the transaction exempt from registration, typically to qualified institutional buyers.

(c) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $83,871,591. The net unrealized depreciation was $1,483,641, which consisted of aggregate gross unrealized appreciation of $1,514,492 and aggregate gross unrealized depreciation of $2,998,133.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Preferred Portfolio (PGX)

January 31, 2012 (Unaudited)

Number of Shares		Value
	Preferred Stocks and Other Equity
	Interests - 100.1%
	Banks - 49.6%
423,955	BAC Capital Trust VIII, 6.00%	$9,225,261
664,268	BAC Capital Trust X, 6.25%, Series B	14,779,963
1,868,712	Bank of America Corp., 8.20%, Series H	46,231,935
1,700,017	Bank of America Corp., 8.63%, Series 8	42,738,427
2,547,134	Barclays Bank PLC, 8.13%, Series 5 (United Kingdom)	64,060,420
622,573	BB&T Capital Trust VI, 9.60%	16,529,313
275,989	BNY Capital V, 5.95%, Series F	6,979,762
1,203,027	Countrywide Capital V, 7.00%	27,320,743
1,144,835	Deutsche Bank Capital Funding Trust IX, 6.63%	25,758,788
363,386	Deutsche Bank Contingent Capital Trust III, 7.60%	8,993,804
1,482,910	Deutsche Bank Contingent Capital Trust V, 8.05%	37,458,307
683,921	Fifth Third Capital Trust VI, 7.25%	17,453,664
75,798	First Republic Bank, 6.70%, Series A(a)	1,898,740
594,330	Goldman Sachs Group, Inc. (The), 6.13%	14,917,683
365,286	Goldman Sachs Group, Inc. (The), 6.20%, Series B	8,898,367
261,528	Goldman Sachs Group, Inc. (The), 6.50%	6,697,732
1,972,466	HSBC Holdings PLC, 8.00%, Series 2 (United Kingdom)	53,296,031
1,780,189	HSBC Holdings PLC, 8.13% (United Kingdom)	46,729,961
2,149,701	JPMorgan Chase & Co., 8.63%, Series J	58,471,867
1,374,165	JPMorgan Chase Capital X, 7.00%	35,632,098
393,347	Lloyds Banking Group PLC, 7.75% (United Kingdom)	10,152,286
450,041	PNC Capital Trust D, 6.13%	11,480,546
277,220	PNC Financial Services Group, Inc., 9.88%, Series L	7,656,816
551,790	Santander Finance Preferred SA Unipersonal, 10.50%, Series 10 (Spain)	15,052,831
37,820	SunTrust Capital IX, 7.88%	980,673
200,891	U.S. Bancorp, 6.50%, Series F(a)	5,122,721
1,184,402	USB Capital XI, 6.60%	30,071,967
1,105,850	Wachovia Capital Trust IV, 6.38%	27,989,063
2,488,512	Wells Fargo & Co., 8.00%, Series J	72,614,780
		725,194,549
	Chemicals - 0.2%
22,082	E.I. du Pont de Nemours & Co., 4.50%, Series B	2,291,007

	Diversified Financial Services - 21.6%
90,678	Ameriprise Financial, Inc., 7.75%	2,564,374
157,823	Capital One Capital II, 7.50%	4,002,391
2,233,850	Citigroup Capital XII, 8.50%	57,566,315
2,559,162	Citigroup Capital XIII, 7.88%	68,943,824
714,024	Credit Suisse Guernsey, 7.90% (Switzerland)	18,750,270
817,384	General Electric Capital Corp., 5.88%	21,202,941
1,629,230	General Electric Capital Corp., 6.10%	42,604,365
881,546	JPMorgan Chase Capital XXIX, 6.70%	22,673,363
871,846	JPMorgan Chase Capital XXVIII, 7.20%	22,493,627
2,166,174	Morgan Stanley Capital Trust VII, 6.60%	52,746,337
137,292	SLM Corp., 6.00%	2,946,286
		316,494,093
	Electric - 5.1%
754,303	Alabama Power Co., 5.88%, Series 07-B(b)	19,823,083
112,668	BGE Capital Trust II, 6.20%	2,869,654
22,735	Consolidated Edison Co. of New York, Inc., 5.00%, Series A	2,337,385
330,793	Dominion Resources, Inc., 8.38%, Series A	9,659,156
26,474	DTE Energy Co., 6.50%(a)	714,798
142,433	Entergy Arkansas, Inc., 5.75%	3,871,329
217,856	Entergy Texas, Inc., 7.88%	6,300,395
81,607	Interstate Power & Light Co., 8.38%, Series B	2,374,764
675,839	NextEra Energy Capital Holdings, Inc., 6.60%, Series A	17,409,613
56,843	Pacific Gas & Electric Co., 6.00%, Series A	1,745,080
81,953	SCANA Corp., 7.70%	2,370,081
183,131	Xcel Energy, Inc., 7.60%	4,981,163
		74,456,501
	Insurance - 14.2%
1,485,564	Aegon NV, 6.38% (Netherlands)	32,103,038
175,000	Aegon NV, 8.00% (Netherlands)(a)	4,347,665
915,780	Allianz SE, 8.38% (Germany)	24,125,125
825,933	American International Group, Inc., 7.70%	20,549,213
148,539	Arch Capital Group Ltd., 8.00%, Series A	3,818,938
190,333	Assured Guaranty Municipal Holdings, Inc., 6.25%	4,598,445
220,587	Aviva PLC, 8.25% (United Kingdom)(a)	5,726,438
113,573	Berkley W.R. Capital Trust II, 6.75%	2,876,804
96,241	Endurance Specialty Holdings Ltd., 7.50%, Series B (Bermuda)	2,546,537
122,434	Endurance Specialty Holdings Ltd., 7.75%, Series A	3,257,969
145,343	Everest Re Capital Trust II, 6.20%, Series B	3,728,048
547,571	ING Groep NV, 7.38% (Netherlands)	11,980,853
831,440	ING Groep NV, 8.50% (Netherlands)	20,544,882
78,209	Markel Corp., 7.50%	1,999,804
789,042	MetLife, Inc., 6.50%, Series B	20,152,133
252,041	PartnerRe Ltd., 6.75%, Series C	6,419,484
177,057	PartnerRe Ltd., 7.25%, Series E (Bermuda)	4,757,522
260,343	Principal Financial Group, Inc., 6.52%, Series B	6,724,660
417,069	Prudential Financial, Inc., 9.00%	11,594,518
255,537	Prudential PLC, 6.50% (United Kingdom)	6,544,303
275,717	RenaissanceRe Holdings Ltd., 6.60%, Series D	7,016,998
48,369	Selective Insurance Group, Inc., 7.50%	1,212,127
63,453	Torchmark Capital Trust III, 7.10%	1,619,955
		208,245,459
	Investment Companies - 0.3%
29,000	Ares Capital Corp., 7.00%(a)	718,620
110,553	KKR Financial Holdings LLC, 8.38%(a)	2,899,805
		3,618,425
	Media - 2.0%
330,497	CBS Corp., 6.75%	8,414,454

820,508	Comcast Corp., 7.00%, Series B	$20,873,723
		29,288,177
	REITs - 5.3%
81,702	Equity Residential Properties, 6.48%, Series N	2,061,342
367,266	Kimco Realty Corp., 7.75%, Series G	9,592,988
79,553	PS Business Parks, Inc., 6.45%, Series S(a)	1,992,007
130,534	PS Business Parks, Inc., 7.00%, Series H	3,318,174
1,402,948	Public Storage, 6.50%, Series Q(b)	38,496,893
162,636	Realty Income Corp., 6.75%, Series E	4,109,812
347,762	Vornado Realty LP, 7.88%	9,737,336
329,259	Vornado Realty Trust, 6.63%, Series I	8,326,960
		77,635,512
	Telecommunications - 1.8%
298,709	Qwest Corp., 7.38%	7,894,879
285,162	Qwest Corp., 7.50%	7,551,090
291,179	Telephone & Data Systems, Inc., 6.63%(b)	7,349,358
153,757	U.S. Cellular Corp., 6.95%	4,079,173
		26,874,500
	Total Investments (Cost $1,350,913,104)(c)-100.1%	1,464,098,223
	Liabilities in excess of other assets-(0.1)%	(2,014,884)
	Net Assets-100.0%	$1,462,083,339

Investment Abbreviations:
REIT	- Real Estate Investment Trust

Notes to Schedule of Investments:

This Fund has holdings greater than 10% of net assets in the following country:

United Kingdom	12.8%

(a) Non-income producing security.

(b) Affiliated Investment. The 1940 Act defines “affiliate” to include issuers of which a fund holds 5% or more of the outstanding voting securities. The following is a summary of the transactions with affiliates for the three months ended January 31, 2012.

				Change in
	Value	Purchases at	Proceeds from	Unrealized	Realized	Value	Dividend
	October 31, 2011	Cost	Sales	Appreciation (Depreciation)	Gain	January 31, 2012	Income
Alabama Power Co., 5.88%, Series 07-B	$19,584,260	$670,937	$(245,811)	$(201,444)	$15,141	$19,823,083	$270,504
Public Storage, 6.50%, Series Q	38,507,083	1,301,347	(2,784,016)	1,390,403	82,076	38,496,893	555,498
Telephone & Data Systems, Inc., 6.63%	7,195,063	249,554	(91,668)	(41,453)	37,862	7,349,358	117,447
Total Investments in Affiliates	$65,286,406	$2,221,838	$(3,121,495)	$1,147,506	$135,079	$65,669,334	$943,449

(c) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $1,358,849,490. The net unrealized appreciation was $105,248,733, which consisted of aggregate gross unrealized appreciation of $118,203,695 and aggregate gross unrealized depreciation of $12,954,962.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares VRDO Tax-Free Weekly Portfolio (PVI)

January 31, 2012 (Unaudited)

Principal Amount		Interest Rate(a)	Maturity Date	Value
	Municipal Bonds(b) — 94.5%
	Ad Valorem Property Tax — 7.0%
$15,000,000	City of New York NY Sub-Ser. 02C-2	0.130%	08/01/20	$15,000,000
5,000,000	Luzerne County Pennsylvania Ser. 06A AGM	0.080	11/15/26	5,000,000
400,000	New York - City of New York Sub-Ser. 96-J3 (Remarketed)	0.060	02/15/16	400,000
8,600,000	Rockwall Independent School District Ser. 06	0.400	08/01/37	8,600,000
1,500,000	Shelby County Tennessee Ser. 06C	0.060	12/01/31	1,500,000
				30,500,000
	College Revenue — 19.2%
2,160,000	Broward County Florida Educational Facilities Auth. Rev. (Nova Southeastern University) Ser. 02A	0.370	04/01/22	2,160,000
15,000,000	District of Columbia Rev. (George Washington University-Remarketed) Ser. 00B	0.090	09/15/29	15,000,000
27,900,000	Houston Higher Education Finance Corp. (Rice University Project) Rev. Ref. Ser. 06B GO of UNIV	0.060	11/15/29	27,900,000
20,000,000	New York State Dormitory Auth. Rev. (Rockefeller University) Ser. 09B	0.030	07/01/40	20,000,000
3,000,000	Rhode Island State Health & Educational Building Corp. Rev. (Catholic School Pool Program) Ser. 05A	0.100	04/01/35	3,000,000
15,100,000	University of Texas Rev. (Financing System) Ser. 08B	0.030	08/01/32	15,100,000
				83,160,000
	Electric Power Revenue — 14.4%
22,600,000	Austin Texas Water & Wastewater System Rev. Ref. Ser. 04 AGM	0.240	05/15/24	22,600,000
12,470,000	JEA Florida Electric System Rev. Ser. Three 08C-2	0.060	10/01/34	12,470,000
2,000,000	Long Island Power Auth. Electric System Rev. (Remarketed) Ser. 03I AGM	0.700	12/01/29	2,000,000
9,000,000	Long Island Power Auth. Electric System Rev. Ser. 03D AGM	0.850	12/01/29	9,000,000
11,000,000	Municipal Electric Auth. of Georgia (Project 1) Sub-Ser. 08B	0.500	01/01/48	11,000,000
5,165,000	Southern California Public Power Auth. (Transmission Project) Rev. Ser. 01-A AGM	0.060	07/01/21	5,165,000
				62,235,000
	Fuel Sales Tax Revenue — 0.7%
3,050,000	Metropolitan Transportation Auth. New York Dedicated Tax Fund Ser. 02-B AGM	0.900	11/01/22	3,050,000

	General Fund — 0.1%
500,000	North Carolina State Public Improvements Ser. 02D	0.050	05/01/21	500,000

	Highway Tolls Revenue — 14.1%
10,000,000	Bay Area Toll Auth. California Toll Bridge Rev. Remarketed Ser. 07A-1	0.030	04/01/47	10,000,000
1,800,000	Illinois State Toll Highway Auth. Rev. Ref. Ser. 98B AGM	0.180	01/01/16	1,800,000
1,400,000	Illinois State Toll Highway Auth. Rev. Ref. Ser. 98B AGM	0.180	01/01/17	1,400,000
17,300,000	New Jersey State Turnpike Auth. Turnpike Rev. Ser. 03C-1 AGM	0.290	01/01/24	17,300,000
25,700,000	New Jersey State Turnpike Auth. Turnpike Rev. Ser. 91-D NATL RE	1.600	01/01/18	25,700,000
5,000,000	Orlando & Orange County Expressway Auth. (Florida Expressway) Rev. Ref. Sub-Ser. 08B-1	0.070	07/01/40	5,000,000
				61,200,000
	Hospital Revenue — 9.4%
20,000,000	Charlotte-Mecklenburg Hospital Auth. (Health Care System) Rev. Ser. 07D AGM	0.400	01/15/43	20,000,000
15,585,000	Illinois Finance Auth. Rev. (Elmhurst Memorial Healthcare) Ser. 08E	0.210	01/01/48	15,585,000
5,300,000	Russell Kentucky Rev. (Bon Secours Health System Obligated Group) Ser. 02-B AGM	0.080	11/01/26	5,300,000
				40,885,000

	Industrial Revenue — 2.4%
$800,000	Fairfax County Virginia Economic Development Auth. Rev. (NISH Project) Ser. 02	0.370%	08/01/32	$800,000
1,800,000	Mississippi Business Financing Corp. Rev. (DDR Gulfport Promenade LLC Project) Ser. 07	0.930	12/01/37	1,800,000
7,945,000	Rensselaer County New York Industrial Development Agency Civic Facility Rev. (Rensselaer Polytech Institute Project) Ser. 97-A	0.050	02/01/22	7,945,000
				10,545,000
	Lease Revenue — 1.9%
5,000,000	Broward County Florida School Board COP Ser. 05 AGM	0.080	07/01/21	5,000,000
3,215,000	San Francisco California City & County Finance Corp. Lease Rev. Ref. (Moscone Center) Ser. 08-1	0.050	04/01/30	3,215,000
				8,215,000
	Local Housing Revenue — 1.1%
990,000	Alabama Housing Financing Auth. Ref. Ser. 89	1.230	04/01/14	990,000
3,600,000	Ohio Housing Finance Agency (Residential Mortgage Backed Securities Program) Rev. Ser. 10C	0.750	03/01/38	3,600,000
				4,590,000
	Miscellaneous Revenue — 10.7%
400,000	Baltimore Maryland Industrial Development Auth. (Baltimore Capital Acquisition) Ser. 86	0.180	08/01/16	400,000
1,500,000	Blount County Tennessee Public Building Auth. Local Government Public Improvement (City of Knoxville) Ser. 02-A-4-A	0.470	06/01/32	1,500,000
3,885,000	Clarksville Tennessee Public Building Auth. Rev. (Pooled Financing Tennessee Municipal Bond Fund) Ser. 99	0.200	06/01/29	3,885,000
2,600,000	Delaware Valley Pennsylvania Regional Finance Auth. Local Government Rev. Ser. 85A	1.200	12/01/18	2,600,000
15,000,000	Delaware Valley Pennsylvania Regional Finance Auth. Local Government Rev. Ser. 85C	1.200	12/01/20	15,000,000
11,500,000	Delaware Valley Pennsylvania Regional Finance Auth. Local Government Rev. Ser. 86-1	1.350	08/01/16	11,500,000
10,000,000	Illinois State Ser. 03B	3.000	10/01/33	10,000,000
1,300,000	Montgomery County Tennessee Public Building Auth. Pooled Funding Government Obligation (Tennessee County Loan Pool) Ser. 95	0.250	03/01/25	1,300,000
				46,185,000
	Multiple Utility Revenue — 4.4%
19,165,000	Colorado Springs Colorado Utilities Rev. (Sub-Lien Improvement) Ser. 06B	0.400	11/01/36	19,165,000

	Sales Tax Revenue — 3.5%
15,000,000	Nassau County Interim Finance Auth. (Sales Tax Secured) Ser. 08B	0.950	11/15/21	15,000,000

	Transit Revenue — 3.7%
16,190,000	Metropolitan Transportation Auth. New York Rev. Ref. Ser. 02D-1 AGM	0.240	11/01/29	16,190,000

	Water Revenue — 1.9%
6,400,000	Metropolitan Water District Southern California Waterworks Rev. Ref. Ser. 08A-2	0.060	07/01/37	6,400,000
2,000,000	Metropolitan Water District Southern California Waterworks Rev. Ser. 00B-2	0.280	07/01/35	2,000,000
				8,400,000
	Total Investments (Cost $409,820,000)(c)(d)— 94.5%			409,820,000
	Other assets less liabilities—5.5%			23,855,410
	Net Assets—100.0%			$433,675,410

Investment Abbreviations:
Auth.	- Authority
COP	- Certificate of Participation

Ref.	- Refunding Bonds
Rev.	- Revenue
Ser.	- Series

Glossary of Terms:
AGM	- Assured Guaranty Municipal Corp.
GO of UNIV	- General Obligation of University
NATL RE	- National Public Finance Guarantee Corp.

Notes to Schedule of Investments:

(a) Variable rate coupon. Stated interest rate was in effect at January 31, 2012.

(b) Demand Securities payable upon demand by the Fund for an amount equal to par value plus accrued interest at specified time intervals.

(c) This table, as of January 31, 2012, provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	27.8%
General Obligation of University	6.8
National Public Finance Guarantee Corp.	6.3

(d) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was substantially the same as for book purposes. There was no unrealized appreciation/depreciation for the three-month period.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P SmallCap Consumer Discretionary Portfolio (PSCD)

January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Advertising - 0.6%
31,755	Harte-Hanks, Inc.	$306,436

	Apparel - 13.6%
65,294	Crocs, Inc.(a)	1,241,892
53,301	Iconix Brand Group, Inc.(a)	981,271
19,796	K-Swiss, Inc., Class A(a)	66,911
16,973	Maidenform Brands, Inc.(a)	339,460
10,004	Oxford Industries, Inc.	509,504
8,765	Perry Ellis International, Inc.(a)	136,208
88,314	Quiksilver, Inc.(a)	393,880
26,664	Skechers U.S.A., Inc., Class A(a)	324,234
27,606	Steven Madden Ltd.(a)	1,135,711
18,458	True Religion Apparel, Inc.(a)	668,918
34,932	Wolverine World Wide, Inc.	1,365,492
		7,163,481
	Auto Parts & Equipment - 1.4%
24,253	Spartan Motors, Inc.	147,216
14,060	Standard Motor Products, Inc.	290,901
17,065	Superior Industries International, Inc.	310,071
		748,188
	Beverages - 1.1%
9,335	Peet’s Coffee & Tea, Inc.(a)	567,755

	Building Materials - 0.7%
13,700	Drew Industries, Inc.(a)	355,789

	Commercial Services - 11.0%
12,887	American Public Education, Inc.(a)	518,057
19,684	Arbitron, Inc.	702,916
10,439	Capella Education Co.(a)	441,883
43,281	Career Education Corp.(a)	437,571
61,277	Corinthian Colleges, Inc.(a)	184,444
45,229	Hillenbrand, Inc.	1,060,620
16,340	Lincoln Educational Services Corp.	142,648
106,928	Live Nation Entertainment, Inc.(a)	1,099,220
10,406	Midas, Inc.(a)	88,451
22,251	Monro Muffler Brake, Inc.	933,207
15,514	Universal Technical Institute, Inc.(a)	216,420
		5,825,437
	Distribution/Wholesale - 2.2%
34,453	Pool Corp.	1,172,436

	Entertainment - 2.8%
19,471	Marriott Vacations Worldwide Corp.(a)	404,023
19,375	Multimedia Games Holding Co., Inc.(a)	146,282
44,876	Pinnacle Entertainment, Inc.(a)	435,297
38,735	Shuffle Master, Inc.(a)	495,808
		1,481,410
	Home Builders - 3.2%
13,532	M/I Homes, Inc.(a)	153,588
20,146	Meritage Homes Corp.(a)	487,533
32,076	Ryland Group, Inc.	583,783
72,971	Standard Pacific Corp.(a)	265,615
21,045	Winnebago Industries, Inc.(a)	192,351
		1,682,870
	Home Furnishings - 4.4%
18,751	Ethan Allen Interiors, Inc.	442,524
37,453	La-Z-Boy, Inc.(a)	493,630
40,653	Select Comfort Corp.(a)	1,019,577
10,662	Universal Electronics, Inc.(a)	197,247
13,498	Voxx International Corp., Class A(a)	171,695
		2,324,673
	Household Products/Wares - 1.8%
3,753	Blyth, Inc.	236,251
22,811	Helen of Troy Ltd.(a)	733,830
		970,081
	Internet - 1.2%
9,790	Blue Nile, Inc.(a)	395,026
20,291	Nutrisystem, Inc.	241,463
		636,489
	Leisure Time - 4.4%
8,806	Arctic Cat, Inc.(a)	262,771
64,446	Brunswick Corp.	1,375,278
46,862	Callaway Golf Co.	313,975
28,722	Interval Leisure Group, Inc.(a)	390,619
		2,342,643
	Lodging - 1.2%
39,274	Boyd Gaming Corp.(a)	344,433
14,359	Marcus Corp.	173,887
8,275	Monarch Casino & Resort, Inc.(a)	88,129
		606,449
	Machinery-Diversified - 1.2%
19,528	iRobot Corp.(a)	645,205

	Media - 0.9%
19,873	Digital Generation, Inc.(a)	276,235
22,526	E.W. Scripps Co. (The), Class A(a)	190,795
		467,030
	Miscellaneous Manufacturing - 1.5%
12,589	Movado Group, Inc.	231,763
13,749	Sturm Ruger & Co., Inc.	545,148
		776,911
	Retail - 46.3%
15,664	Big 5 Sporting Goods Corp.	124,372
1,036	Biglari Holdings, Inc.(a)	410,194
17,411	BJ’s Restaurants, Inc.(a)	871,072
30,311	Brown Shoe Co., Inc.	286,439
19,513	Buckle, Inc. (The)	851,352
13,255	Buffalo Wild Wings, Inc.(a)	882,253
31,160	Cabela’s, Inc.(a)	812,653
21,270	Cato Corp. (The), Class A	570,249
13,617	CEC Entertainment, Inc.	478,910
18,002	Children’s Place Retail Stores, Inc. (The)(a)	898,120
25,944	Christopher & Banks Corp.	53,704
22,271	Coinstar, Inc.(a)	1,107,537
64,119	Coldwater Creek, Inc.(a)	56,425
16,577	Cracker Barrel Old Country Store, Inc.	869,795
11,203	DineEquity, Inc.(a)	532,367
37,434	Finish Line, Inc. (The), Class A	791,729

27,839	Fred’s, Inc., Class A	$410,625
17,496	Genesco, Inc.(a)	1,068,481
16,419	Group 1 Automotive, Inc.	875,789
13,790	Haverty Furniture Cos., Inc.	172,099
19,111	Hibbett Sports, Inc.(a)	915,990
30,513	Hot Topic, Inc.	223,355
31,755	Jack in the Box, Inc.(a)	673,206
20,138	Jos. A. Bank Clothiers, Inc.(a)	961,590
11,720	Kirkland’s, Inc.(a)	175,448
15,536	Lithia Motors, Inc., Class A	345,055
68,317	Liz Claiborne, Inc.(a)	635,348
20,049	Lumber Liquidators Holdings, Inc.(a)	428,247
16,808	MarineMax, Inc.(a)	138,162
37,027	Men’s Wearhouse, Inc. (The)	1,277,061
13,487	O’Charley’s, Inc.(a)	87,531
62,199	OfficeMax, Inc.(a)	343,960
15,320	P.F. Chang’s China Bistro, Inc.	498,819
13,381	Papa John’s International, Inc.(a)	518,380
38,076	Pep Boys - Manny, Moe & Jack (The)(a)	571,140
14,688	PetMed Express, Inc.	183,159
8,049	Red Robin Gourmet Burgers, Inc.(a)	247,185
45,171	Ruby Tuesday, Inc.(a)	339,234
11,307	Rue21, Inc.(a)	273,742
25,457	Ruth’s Hospitality Group, Inc.(a)	157,579
25,116	Sonic Automotive, Inc., Class A	391,558
44,777	Sonic Corp.(a)	306,722
21,965	Stage Stores, Inc.	337,822
19,547	Stein Mart, Inc.(a)	141,716
42,898	Texas Roadhouse, Inc.	650,334
30,671	Tuesday Morning Corp.(a)	104,281
21,086	Vitamin Shoppe, Inc.(a)	901,216
18,816	Zale Corp.(a)	53,626
15,736	Zumiez, Inc.(a)	449,420
		24,455,051
	Toys/Games/Hobbies - 0.5%
18,763	JAKKS Pacific, Inc.	286,699

	Total Investments (Cost $49,677,806) (b) -100.0%	52,815,033
	Liabilities in excess of other assets-(0.0)%	(2,870)
	Net Assets-100.0%	$52,812,163

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $50,076,215. The net unrealized appreciation was $2,738,818, which consisted of aggregate gross unrealized appreciation of $6,418,097 and aggregate gross unrealized depreciation of $3,679,279.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P SmallCap Consumer Staples Portfolio (PSCC)

January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Agriculture - 5.5%
94,817	Alliance One International, Inc.(a)	$275,917
19,189	Andersons, Inc. (The)	778,114
		1,054,031
	Beverages - 4.3%
8,126	Boston Beer Co., Inc., Class A(a)(b)	813,006

	Commercial Services - 1.3%
14,922	Medifast, Inc.(a)(b)	245,915

	Cosmetics/Personal Care - 1.5%
17,565	Inter Parfums, Inc.	293,335

	Environmental Control - 8.8%
110,559	Darling International, Inc.(a)	1,689,342

	Food - 59.1%
36,927	B&G Foods, Inc.	836,766
13,624	Calavo Growers, Inc.	370,573
15,543	Cal-Maine Foods, Inc.	590,012
20,831	Diamond Foods, Inc.(b)	756,999
30,583	Hain Celestial Group, Inc. (The)(a)	1,180,198
15,635	J & J Snack Foods Corp.	797,854
13,171	Nash Finch Co.	384,725
16,158	Sanderson Farms, Inc.	823,088
9,938	Seneca Foods Corp., Class A(a)	287,506
39,389	Snyders-Lance, Inc.	905,553
24,813	Spartan Stores, Inc.	464,996
33,918	TreeHouse Foods, Inc.(a)	1,917,724
46,047	United Natural Foods, Inc.(a)	2,028,370
		11,344,364
	Household Products/Wares - 9.9%
46,341	Central Garden & Pet Co., Class A(a)	438,386
54,731	Prestige Brands Holdings, Inc.(a)	702,746
17,323	WD-40 Co.	757,708
		1,898,840
	Retail - 9.6%
35,940	Casey’s General Stores, Inc.	1,830,784

	Total Common Stocks (Cost $18,980,338)	19,169,617

	Money Market Fund - 0.0%
5,286	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $5,286)	5,286

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $18,985,624)-100.0%	19,174,903

	Investments Purchased with Cash Collateral from Securities on Loan - 6.6%
1,274,318	Liquid Assets Portfolio - Institutional Class (Cost $1,274,318) (c)(d)	1,274,318

	Total Investments (Cost $20,259,942) (e) -106.6%	20,449,221
	Liabilities in excess of other assets-(6.6)%	(1,265,349)
	Net Assets-100.0%	$19,183,872

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) All or a portion of this security was out on loan at January 31, 2012.

(c) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

(d) The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

(e) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $20,304,809. The net unrealized appreciation was $144,412, which consist of aggregate gross unrealized appreciation of $1,118,010 and aggregate gross unrealized depreciation of $973,598.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P SmallCap Energy Portfolio (PSCE)

January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Coal - 6.4%
201,419	Cloud Peak Energy, Inc.(a)	$3,816,890

	Oil & Gas - 38.8%
75,375	Approach Resources, Inc.(a)	2,647,924
38,270	Contango Oil & Gas Co.(a)	2,383,456
65,954	GeoResources, Inc.(a)	2,018,852
124,868	Gulfport Energy Corp.(a)	4,104,411
151,099	Penn Virginia Corp.	699,588
63,382	Petroleum Development Corp.(a)	1,973,082
188,765	PetroQuest Energy, Inc.(a)	1,211,871
203,746	Pioneer Drilling Co.(a)	1,817,414
91,319	Stone Energy Corp.(a)	2,561,498
113,543	Swift Energy Co.(a)	3,763,951
		23,182,047
	Oil & Gas Services - 44.6%
96,930	Basic Energy Services, Inc.(a)	1,745,709
206,146	Exterran Holdings, Inc.(a)	1,913,035
47,446	Gulf Island Fabrication, Inc.	1,439,986
68,582	Hornbeck Offshore Services, Inc.(a)	2,241,946
349,676	ION Geophysical Corp.(a)	2,598,093
85,388	Lufkin Industries, Inc.	6,422,885
85,541	Matrix Service Co.(a)	995,697
15,311	OYO Geospace Corp.(a)	1,347,521
60,859	SEACOR Holdings, Inc.(a)	5,570,424
255,443	TETRA Technologies, Inc.(a)	2,385,838
		26,661,134
	Transportation - 10.2%
101,349	Bristow Group, Inc.	4,972,182
86,620	Overseas Shipholding Group, Inc.	1,100,940
		6,073,122
	Total Investments (Cost $67,083,507) (b) -100.0%	59,733,193
	Liabilities in excess of other assets-(0.0)%	(2,307)
	Net Assets-100.0%	$59,730,886

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $67,776,124. The net unrealized depreciation was $8,042,931, which consisted of aggregate gross unrealized appreciation of $1,404,837 and aggregate gross unrealized depreciation of $9,447,768.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P SmallCap Financials Portfolio (PSCF)

January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Banks - 29.0%
21,719	Bank of the Ozarks, Inc.	$607,915
59,517	BBCN Bancorp, Inc.(a)	602,312
59,546	Boston Private Financial Holdings, Inc.	490,659
11,308	City Holding Co.	401,886
30,154	Columbia Banking System, Inc.	633,234
29,529	Community Bank System, Inc.	807,913
106,330	F.N.B. Corp.	1,246,188
15,663	First BanCorp(a)	57,953
80,077	First Commonwealth Financial Corp.	443,627
44,478	First Financial Bancorp	773,028
24,005	First Financial Bankshares, Inc.	818,090
56,860	First Midwest Bancorp, Inc.	618,637
54,896	Glacier Bancorp, Inc.	766,897
24,036	Hanmi Financial Corp.(a)	198,057
17,046	Home Bancshares, Inc.	444,219
16,397	Independent Bank Corp.	454,853
93,823	National Penn Bancshares, Inc.	815,322
25,267	NBT Bancorp, Inc.	568,507
72,325	Old National Bancorp	851,265
25,599	PacWest Bancorp	544,491
26,189	Pinnacle Financial Partners, Inc.(a)	441,023
45,487	PrivateBancorp, Inc.	643,186
21,452	S&T Bancorp, Inc.	465,723
13,183	Simmons First National Corp., Class A	363,192
23,608	Sterling Bancorp	225,456
119,607	Susquehanna Bancshares, Inc.	1,093,208
28,595	Texas Capital Bancshares, Inc.(a)	907,033
6,282	Tompkins Financial Corp.	254,044
71,231	TrustCo Bank Corp. NY	398,181
24,663	UMB Financial Corp.	951,499
87,429	Umpqua Holdings Corp.	1,064,011
34,492	United Bankshares, Inc.	962,672
14,491	United Community Banks, Inc.(a)	109,987
45,713	Wilshire Bancorp, Inc.(a)	159,995
27,433	Wintrust Financial Corp.	840,821
		21,025,084
	Diversified Financial Services - 7.1%
15,363	Calamos Asset Management, Inc., Class A	191,884
29,868	Financial Engines, Inc.(a)	715,339
29,564	Interactive Brokers Group, Inc., Class A	447,008
30,534	Investment Technology Group, Inc.(a)	346,256
31,583	National Financial Partners Corp.(a)	486,378
11,878	Piper Jaffray Cos.(a)	264,285
41,009	Stifel Financial Corp.(a)	1,478,785
22,400	SWS Group, Inc.	164,640
4,709	Virtus Investment Partners, Inc.(a)	373,753
11,127	World Acceptance Corp.(a)	709,012
		5,177,340
	Insurance - 14.0%
13,790	AMERISAFE, Inc.(a)	338,958
41,679	Delphi Financial Group, Inc., Class A	1,855,132
15,301	eHealth, Inc.(a)	247,570
26,625	Employers Holdings, Inc.	478,185
30,478	Horace Mann Educators Corp.	476,676
9,034	Infinity Property & Casualty Corp.	526,501
38,970	Meadowbrook Insurance Group, Inc.	388,531
8,402	Navigators Group, Inc. (The)(a)	401,448
16,257	Presidential Life Corp.	181,266
23,310	ProAssurance Corp.	1,902,795
12,712	RLI Corp.	906,620
11,592	Safety Insurance Group, Inc.	485,821
41,388	Selective Insurance Group, Inc.	744,156
14,733	Stewart Information Services Corp.	201,105
30,442	Tower Group, Inc.	657,243
15,768	United Fire & Casualty Co.	309,526
		10,101,533
	Investment Companies - 1.2%
83,589	Prospect Capital Corp.	862,639

	Real Estate - 2.0%
26,974	Forestar Group, Inc.(a)	429,426
21,264	Sovran Self Storage, Inc. REIT	989,201
		1,418,627
	REITs - 38.8%
32,505	Acadia Realty Trust	683,255
117,421	BioMed Realty Trust, Inc.	2,180,508
42,568	Cedar Shopping Centers, Inc.	212,414
66,703	Colonial Properties Trust	1,426,110
79,165	Cousins Properties, Inc.	583,446
127,861	DiamondRock Hospitality Co.	1,347,655
20,494	EastGroup Properties, Inc.	973,465
35,668	Entertainment Properties Trust	1,586,156
72,039	Extra Space Storage, Inc.	1,896,066
55,076	Franklin Street Properties Corp.	561,224
20,650	Getty Realty Corp.	346,094
59,414	Healthcare Realty Trust, Inc.	1,251,853
59,063	Inland Real Estate Corp.	504,989
44,630	Kilroy Realty Corp.	1,857,947
48,561	Kite Realty Group Trust	242,805
63,955	LaSalle Hotel Properties	1,729,983
102,484	Lexington Realty Trust	881,362
23,161	LTC Properties, Inc.	739,994
84,459	Medical Properties Trust, Inc.	905,400
28,873	Mid-America Apartment Communities, Inc.	1,845,562
16,790	Parkway Properties, Inc.	162,359
42,495	Pennsylvania Real Estate Investment Trust	521,839
39,600	Post Properties, Inc.	1,769,724
14,182	PS Business Parks, Inc.	881,270
8,979	Saul Centers, Inc.	320,012
66,177	Tanger Factory Outlet Centers, Inc.	1,952,222
9,665	Universal Health Realty Income Trust	386,503
17,616	Urstadt Biddle Properties, Inc., Class A	344,569
		28,094,786
	Retail - 3.9%
22,354	Cash America International, Inc.	980,446
33,440	EZCORP, Inc., Class A(a)	896,861
22,958	First Cash Financial Services, Inc.(a)	924,060
		2,801,367

	Savings & Loans - 4.0%
35,291	Bank Mutual Corp.	$141,517
53,516	Brookline Bancorp, Inc.	496,093
21,387	Dime Community Bancshares	294,713
74,423	Northwest Bancshares, Inc.	916,892
34,966	Oritani Financial Corp.	453,509
41,073	Provident Financial Services, Inc.	568,450
		2,871,174
	Total Investments (Cost $63,392,893) (b) -100.0%	72,352,550
	Other assets less liabilities-0.0%	15,599
	Net Assets-100.0%	$72,368,149

Investment Abbreviations:

REIT – Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $63,792,493. The net unrealized appreciation was $8,560,057, which consisted of aggregate gross unrealized appreciation of $9,985,565 and aggregate gross unrealized depreciation of $1,425,508.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P SmallCap Health Care Portfolio (PSCH)

January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Biotechnology - 10.6%
116,762	ArQule, Inc.(a)	$922,420
64,030	Cambrex Corp.(a)	503,276
133,695	Cubist Pharmaceuticals, Inc.(a)	5,457,430
53,867	Emergent Biosolutions, Inc.(a)	914,123
73,209	Enzo Biochem, Inc.(a)	186,683
115,271	Medicines Co. (The)(a)	2,319,252
95,687	Momenta Pharmaceuticals, Inc.(a)	1,501,329
		11,804,513
	Commercial Services - 7.4%
87,839	AMN Healthcare Services, Inc.(a)	447,101
43,169	Chemed Corp.	2,423,508
13,902	CorVel Corp.(a)	676,749
67,832	Cross Country Healthcare, Inc.(a)	418,523
20,459	Landauer, Inc.	1,162,480
128,470	PAREXEL International Corp.(a)	3,096,127
		8,224,488
	Distribution/Wholesale - 1.9%
27,614	MWI Veterinary Supply, Inc.(a)	2,167,975

	Electronics - 1.3%
26,554	Analogic Corp.	1,506,409

	Healthcare-Products - 33.7%
47,069	Abaxis, Inc.(a)	1,274,629
153,025	Affymetrix, Inc.(a)	736,050
148,380	Align Technology, Inc.(a)	3,495,833
28,475	Cantel Medical Corp.	898,956
60,623	CONMED Corp.(a)	1,782,316
61,101	CryoLife, Inc.(a)	326,279
53,975	Cyberonics, Inc.(a)	1,754,187
50,867	Greatbatch, Inc.(a)	1,191,305
54,244	Haemonetics Corp.(a)	3,523,690
72,240	Hanger Orthopedic Group, Inc.(a)	1,415,182
26,429	ICU Medical, Inc.(a)	1,228,156
43,097	Integra LifeSciences Holdings Corp.(a)	1,272,223
69,157	Invacare Corp.	1,181,202
16,895	Kensey Nash Corp.	392,133
89,542	Meridian Bioscience, Inc.	1,561,612
91,020	Merit Medical Systems, Inc.(a)	1,284,292
63,819	Natus Medical, Inc.(a)	721,793
91,728	NuVasive, Inc.(a)	1,421,784
42,360	Palomar Medical Technologies, Inc.(a)	383,358
114,467	PSS World Medical, Inc.(a)	2,778,114
30,267	SonoSite, Inc.(a)	1,631,694
31,585	SurModics, Inc.(a)	455,456
78,856	Symmetry Medical, Inc.(a)	592,209
73,213	West Pharmaceutical Services, Inc.	2,963,662
48,090	Zoll Medical Corp.(a)	3,298,012
		37,564,127
	Healthcare-Services - 18.6%
24,559	Air Methods Corp.(a)	2,070,324
17,899	Almost Family, Inc.(a)	337,217
63,917	Amedisys, Inc.(a)	671,128
68,051	AmSurg Corp.(a)	1,752,313
54,014	Bio-Reference Labs, Inc.(a)	1,045,171
109,393	Centene Corp.(a)	4,944,564
35,715	Ensign Group, Inc. (The)	946,805
66,866	Gentiva Health Services, Inc.(a)	485,447
72,277	Healthways, Inc.(a)	546,414
35,706	IPC The Hospitalist Co., Inc.(a)	1,202,935
113,177	Kindred Healthcare, Inc.(a)	1,388,682
34,305	LHC Group, Inc.(a)	508,400
60,693	Magellan Health Services, Inc.(a)	2,963,032
61,519	Molina Healthcare, Inc.(a)	1,883,097
		20,745,529
	Internet - 0.5%
95,160	eResearchTechnology, Inc.(a)	527,187

	Pharmaceuticals - 19.8%
22,171	Hi-Tech Pharmacal Co., Inc.(a)	864,226
50,754	Neogen Corp.(a)	1,653,058
77,994	Par Pharmaceutical Cos., Inc.(a)	2,816,363
63,809	PharMerica Corp.(a)	800,803
136,203	Questcor Pharmaceuticals, Inc.(a)	4,825,672
128,405	Salix Pharmaceuticals Ltd.(a)	6,189,121
152,427	Savient Pharmaceuticals, Inc.(a)	385,640
153,177	ViroPharma, Inc.(a)	4,563,143
		22,098,026
	Software - 6.2%
24,022	Computer Programs & Systems, Inc.	1,375,259
47,888	Medidata Solutions, Inc.(a)	1,000,859
72,129	Omnicell, Inc.(a)	1,116,557
85,617	Quality Systems, Inc.	3,472,626
		6,965,301
	Total Common Stocks (Cost $117,658,250)	111,603,555

	Money Market Fund - 6.6%
7,356,878	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $7,356,878)	7,356,878

	Total Investments (Cost $125,015,128) (b) -106.6%	118,960,433
	Liabilities in excess of other assets-(6.6)%	(7,406,712)
	Net Assets-100.0%	$111,553,721

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $125,322,145. The net unrealized depreciation was $6,361,712, which consist of aggregate gross unrealized appreciation of $7,881,683 and aggregate gross unrealized depreciation of $14,243,395.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P SmallCap Industrials Portfolio (PSCI)

January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Aerospace/Defense - 13.5%
17,103	AAR Corp.	$362,413
7,799	Aerovironment, Inc.(a)	217,358
6,940	Cubic Corp.	320,906
20,540	Curtiss-Wright Corp.	767,374
26,259	GenCorp, Inc.(a)	144,162
11,532	Kaman Corp.	359,452
19,907	Moog, Inc., Class A(a)	848,436
2,116	National Presto Industries, Inc.	206,776
25,854	Orbital Sciences Corp.(a)	374,624
16,264	Teledyne Technologies, Inc.(a)	923,145
		4,524,646
	Airlines - 1.9%
6,631	Allegiant Travel Co.(a)	364,506
22,321	SkyWest, Inc.	285,709
		650,215
	Building Materials - 6.4%
8,242	AAON, Inc.	166,901
12,465	Apogee Enterprises, Inc.	171,394
16,484	Comfort Systems USA, Inc.	197,149
13,387	Gibraltar Industries, Inc.(a)	209,774
20,295	Griffon Corp.	202,341
8,755	NCI Building Systems, Inc.(a)	102,521
16,291	Quanex Building Products Corp.	267,661
17,801	Simpson Manufacturing Co., Inc.	576,396
8,607	Universal Forest Products, Inc.	273,444
		2,167,581
	Commercial Services - 10.8%
21,087	ABM Industries, Inc.	457,588
5,653	CDI Corp.	84,625
3,928	Consolidated Graphics, Inc.(a)	199,503
27,555	Geo Group, Inc. (The)(a)	484,417
29,376	Healthcare Services Group, Inc.	549,038
7,854	Heidrick & Struggles International, Inc.	172,631
9,880	Insperity, Inc.	276,838
12,475	Kelly Services, Inc., Class A	201,596
23,009	Navigant Consulting, Inc.(a)	294,745
16,221	On Assignment, Inc.(a)	181,837
19,430	Resources Connection, Inc.	241,321
17,642	TrueBlue, Inc.(a)	291,269
8,858	Viad Corp.	179,197
		3,614,605
	Computers - 0.9%
17,458	Sykes Enterprises, Inc.(a)	306,039

	Distribution/Wholesale - 1.8%
18,779	United Stationers, Inc.	607,125

	Diversified Financial Services - 2.1%
9,597	Encore Capital Group, Inc.(a)	225,530
7,533	Portfolio Recovery Associates, Inc.(a)	489,268
		714,798
	Electrical Components & Equipment - 5.5%
20,503	Belden, Inc.	803,923
8,451	Encore Wire Corp.	230,712
20,991	EnerSys(a)	608,319
3,928	Powell Industries, Inc.(a)	135,948
8,650	Vicor Corp.	77,245
		1,856,147
	Electronics - 7.2%
3,929	American Science & Engineering, Inc.	280,923
23,059	Brady Corp., Class A	746,420
11,738	ESCO Technologies, Inc.	352,962
24,007	II-VI, Inc.(a)	552,401
12,788	Watts Water Technologies, Inc., Class A	492,977
		2,425,683
	Engineering & Construction - 5.4%
17,160	Aegion Corp., Class A(a)	292,921
14,809	Dycom Industries, Inc.(a)	316,468
29,355	EMCOR Group, Inc.	846,305
5,829	Exponent, Inc.(a)	284,747
11,936	Orion Marine Group, Inc.(a)	86,416
		1,826,857
	Environmental Control - 1.9%
27,518	Tetra Tech, Inc.(a)	636,491

	Hand/Machine Tools - 1.2%
8,275	Franklin Electric Co., Inc.	414,247

	Household Products/Wares - 0.0%
5,376	Standard Register Co. (The)	10,806

	Housewares - 2.5%
13,496	Toro Co. (The)	855,511

	Machinery-Construction & Mining - 0.9%
8,789	Astec Industries, Inc.(a)	297,244

	Machinery-Diversified - 9.6%
12,384	Albany International Corp., Class A	297,464
18,470	Applied Industrial Technologies, Inc.	712,572
22,029	Briggs & Stratton Corp.	343,873
3,805	Cascade Corp.	216,200
5,578	Lindsay Corp.	340,983
20,195	Robbins & Myers, Inc.	980,669
8,275	Tennant Co.	318,422
		3,210,183
	Media - 0.4%
13,276	Dolan Co. (The)(a)	125,193

	Metal Fabricate/Hardware - 4.6%
7,599	CIRCOR International, Inc.	288,078
14,132	Kaydon Corp.	482,184
1,657	Lawson Products, Inc.	27,821
16,819	Mueller Industries, Inc.	743,568
		1,541,651

	Miscellaneous Manufacturing - 10.7%
17,108	A.O. Smith Corp.	$726,748
30,332	Actuant Corp., Class A	768,916
5,532	AZZ, Inc.	271,566
20,715	Barnes Group, Inc.	523,882
10,651	Ceradyne, Inc.(a)	352,442
9,143	EnPro Industries, Inc.(a)	322,839
27,371	Federal Signal Corp.	115,779
12,611	John Bean Technologies Corp.	206,947
7,551	Lydall, Inc.(a)	71,130
5,563	Standex International Corp.	223,021
		3,583,270
	Office Furnishings - 1.0%
25,356	Interface, Inc., Class A	336,981

	Storage/Warehousing - 1.0%
15,437	Mobile Mini, Inc.(a)	321,090

	Textiles - 2.0%
8,283	G&K Services, Inc., Class A	272,179
6,733	UniFirst Corp.	406,539
		678,718
	Transportation - 8.7%
11,186	Arkansas Best Corp.	202,690
12,562	Forward Air Corp.	439,670
25,340	Heartland Express, Inc.	375,539
16,512	Hub Group, Inc., Class A(a)	565,206
25,842	Knight Transportation, Inc.	455,078
20,731	Old Dominion Freight Line, Inc.(a)	883,555
		2,921,738
	Total Common Stocks (Cost $31,945,261)	33,626,819

	Money Market Fund - 0.0%
7,690	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $7,690)	7,690

	Total Investments (Cost $31,952,951) (b) -100.0%	33,634,509
	Liabilities in excess of other assets-(0.0)%	(13,638)
	Net Assets-100.0%	$33,620,871

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $32,177,748. The net unrealized appreciation was $1,456,761, which consisted of aggregate gross unrealized appreciation of $2,548,036 and aggregate gross unrealized depreciation of $1,091,275.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P SmallCap Information Technology Portfolio (PSCT)

January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Commercial Services - 6.9%
52,528	Cardtronics, Inc.(a)	$1,342,090
17,652	Forrester Research, Inc.(a)	616,761
47,269	Heartland Payment Systems, Inc.	1,134,456
40,227	MAXIMUS, Inc.	1,811,422
30,275	TeleTech Holdings, Inc.(a)	513,464
46,307	Wright Express Corp.(a)	2,533,919
		7,952,112
	Computers - 11.3%
18,162	Agilysys, Inc.(a)	147,839
31,649	CACI International, Inc., Class A(a)	1,857,480
86,559	CIBER, Inc.(a)	376,531
35,935	iGATE Corp.(a)	654,736
52,550	Insight Enterprises, Inc.(a)	970,073
56,820	j2 Global, Inc.	1,531,867
56,771	LivePerson, Inc.(a)	681,252
24,783	Manhattan Associates, Inc.(a)	1,087,726
36,666	Mercury Computer Systems, Inc.(a)	490,958
18,791	MTS Systems Corp.	862,319
9,437	NCI, Inc., Class A(a)	69,079
41,270	NetScout Systems, Inc.(a)	852,638
27,242	RadiSys Corp.(a)	164,269
25,393	Stratasys, Inc.(a)	933,193
32,967	Super Micro Computer, Inc.(a)	556,483
38,562	Synaptics, Inc.(a)	1,477,310
22,476	Virtusa Corp.(a)	359,391
		13,073,144
	Distribution/Wholesale - 1.9%
81,683	Brightpoint, Inc.(a)	957,325
32,563	ScanSource, Inc.(a)	1,223,392
		2,180,717
	Diversified Financial Services - 0.5%
37,215	Higher One Holdings, Inc.(a)	630,422

	Electrical Components & Equipment - 1.7%
53,144	Advanced Energy Industries, Inc.(a)	565,452
27,566	Littelfuse, Inc.	1,397,872
		1,963,324
	Electronics - 14.5%
18,106	Badger Meter, Inc.	581,927
12,167	Bel Fuse, Inc., Class B	246,382
69,184	Benchmark Electronics, Inc.(a)	1,189,965
48,103	Checkpoint Systems, Inc.(a)	506,044
41,106	CTS Corp.	413,526
36,614	Cymer, Inc.(a)	1,823,011
44,117	Daktronics, Inc.	482,640
28,988	Electro Scientific Industries, Inc.	440,038
19,913	FARO Technologies, Inc.(a)	1,080,878
45,000	FEI Co.(a)	1,982,700
17,993	Measurement Specialties, Inc.(a)	584,773
44,343	Methode Electronics, Inc.	440,326
45,020	Newport Corp.(a)	831,519
23,528	OSI Systems, Inc.(a)	1,264,159
24,858	Park Electrochemical Corp.	754,938
41,465	Plexus Corp.(a)	1,503,106
49,429	Pulse Electronics Corp.	141,861
34,141	Rofin-Sinar Technologies, Inc.(a)	968,580
19,394	Rogers Corp.(a)	745,311
61,370	TTM Technologies, Inc.(a)	753,010
		16,734,694
	Home Furnishings - 0.5%
20,008	DTS, Inc.(a)	566,827

	Internet - 8.3%
51,267	Blue Coat Systems, Inc.(a)	1,320,638
39,560	comScore, Inc.(a)	876,254
49,688	DealerTrack Holdings, Inc.(a)	1,357,973
44,716	Digital River, Inc.(a)	715,903
47,226	InfoSpace, Inc.(a)	581,352
24,063	Liquidity Services, Inc.(a)	830,414
21,828	PC-Tel, Inc.	162,400
36,653	Perficient, Inc.(a)	407,948
34,383	Sourcefire, Inc.(a)	1,066,561
15,101	Stamps.com, Inc.(a)	468,282
106,798	United Online, Inc.	606,613
46,498	Websense, Inc.(a)	878,812
34,318	XO Group, Inc.(a)	282,780
		9,555,930
	Machinery-Diversified - 2.4%
50,393	Cognex Corp.	2,093,829
61,387	Intermec, Inc.(a)	518,107
27,643	Intevac, Inc.(a)	230,266
		2,842,202
	Miscellaneous Manufacturing - 0.4%
49,735	STR Holdings, Inc.(a)	531,667

	Semiconductors - 23.1%
37,946	ATMI, Inc.(a)	887,177
77,473	Brooks Automation, Inc.	830,511
27,029	Cabot Microelectronics Corp.(a)	1,362,802
28,182	CEVA, Inc.(a)	761,196
76,571	Cirrus Logic, Inc.(a)	1,564,346
28,939	Cohu, Inc.	379,969
44,256	Diodes, Inc.(a)	1,140,920
27,576	DSP Group, Inc.(a)	158,010
103,957	Entropic Communications, Inc.(a)	607,109
53,674	Exar Corp.(a)	358,542
152,376	GT Advanced Technologies, Inc.(a)	1,313,481
33,410	Hittite Microwave Corp.(a)	1,838,218
81,259	Kopin Corp.(a)	315,285
87,074	Kulicke & Soffa Industries, Inc.(a)	941,270
59,648	Micrel, Inc.	689,531
104,026	Microsemi Corp.(a)	2,057,634
62,812	MKS Instruments, Inc.	1,893,782
35,516	Monolithic Power Systems, Inc.(a)	582,107
20,442	Nanometrics, Inc.(a)	413,951
29,124	Pericom Semiconductor Corp.(a)	232,992
33,601	Power Integrations, Inc.	1,209,300
20,819	Rubicon Technology, Inc.(a)	225,470
38,162	Rudolph Technologies, Inc.(a)	390,397
38,496	Sigma Designs, Inc.(a)	232,131

27,320	Standard Microsystems Corp.(a)	$703,763
14,439	Supertex, Inc.(a)	266,833
61,722	Tessera Technologies, Inc.(a)	1,222,096
199,094	TriQuint Semiconductor, Inc.(a)	1,192,573
30,790	Ultratech, Inc.(a)	900,607
46,373	Veeco Instruments, Inc.(a)	1,131,965
29,447	Volterra Semiconductor Corp.(a)	888,416
		26,692,384
	Software - 17.9%
35,143	Avid Technology, Inc.(a)	340,536
51,888	Blackbaud, Inc.	1,578,952
43,147	Bottomline Technologies, Inc.(a)	1,179,639
52,127	CommVault Systems, Inc.(a)	2,449,969
40,598	CSG Systems International, Inc.(a)	660,529
30,713	Digi International, Inc.(a)	346,750
37,426	Ebix, Inc.	927,416
38,070	EPIQ Systems, Inc.	464,073
17,134	Interactive Intelligence Group(a)	442,228
50,965	JDA Software Group, Inc.(a)	1,501,939
9,667	MicroStrategy, Inc., Class A(a)	1,112,865
43,145	Monotype Imaging Holdings, Inc.(a)	673,493
17,793	OPNET Technologies, Inc.	630,762
76,684	Progress Software Corp.(a)	1,789,038
31,991	Synchronoss Technologies, Inc.(a)	1,069,139
30,802	SYNNEX Corp.(a)	1,114,416
103,796	Take-Two Interactive Software, Inc.(a)	1,619,218
49,700	Taleo Corp., Class A(a)	1,789,697
59,306	THQ, Inc.(a)	39,729
29,183	Tyler Technologies, Inc.(a)	1,025,199
		20,755,587
	Telecommunications - 10.5%
33,158	Anixter International, Inc.(a)	2,172,181
141,197	Arris Group, Inc.(a)	1,649,181
21,177	Black Box Corp.	654,793
24,384	Comtech Telecommunications Corp.	752,490
138,959	Harmonic, Inc.(a)	815,689
25,333	LogMeIn, Inc.(a)	1,009,013
44,989	NETGEAR, Inc.(a)	1,791,462
38,399	Novatel Wireless, Inc.(a)	110,205
22,933	Oplink Communications, Inc.(a)	429,535
50,956	Symmetricom, Inc.(a)	317,966
50,582	ViaSat, Inc.(a)	2,404,668
		12,107,183
	Total Common Stocks (Cost $112,996,296)	115,586,193

	Money Market Fund - 1.1%
1,237,874	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $1,237,874)	1,237,874

	Total Investments (Cost $114,234,170) (b) -101.0%	116,824,067
	Liabilities in excess of other assets-(1.0)%	(1,163,631)
	Net Assets-100.0%	$115,660,436

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $114,879,455. The net unrealized appreciation was $1,944,612, which consisted of aggregate gross unrealized appreciation of $9,315,063 and aggregate gross unrealized depreciation of $7,370,451.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P SmallCap Materials Portfolio (PSCM)

January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Building Materials - 8.3%
7,336	Eagle Materials, Inc.	$215,752
4,557	Texas Industries, Inc.	142,452
		358,204
	Chemicals - 32.8%
4,802	A. Schulman, Inc.	117,649
3,799	American Vanguard Corp.	57,099
4,734	Balchem Corp.	179,135
7,999	H.B. Fuller Co.	228,931
1,459	Hawkins, Inc.	57,776
5,243	Kraton Performance Polymers, Inc.(a)	149,111
5,281	OM Group, Inc.(a)	143,273
14,830	PolyOne Corp.	213,849
2,104	Quaker Chemical Corp.	93,207
1,354	Stepan Co.	116,363
3,591	Zep, Inc.	58,821
		1,415,214
	Coal - 3.6%
11,459	SunCoke Energy, Inc.(a)	153,894

	Energy-Alternate Sources - 0.6%
9,957	Headwaters, Inc.(a)	26,386

	Environmental Control - 3.5%
9,260	Calgon Carbon Corp.(a)	151,308

	Forest Products & Paper - 20.7%
6,429	Buckeye Technologies, Inc.	215,564
3,717	Clearwater Paper Corp.(a)	135,745
1,769	Deltic Timber Corp.	120,504
6,369	KapStone Paper and Packaging Corp.(a)	111,203
2,456	Neenah Paper, Inc.	58,379
2,642	Schweitzer-Mauduit International, Inc.	183,698
8,035	Wausau Paper Corp.	69,423
		894,516
	Iron/Steel - 4.0%
18,018	AK Steel Holding Corp.	170,090

	Metal Fabricate/Hardware - 7.2%
2,711	A.M. Castle & Co.(a)	28,113
1,973	Haynes International, Inc.	119,879
1,497	Olympic Steel, Inc.	38,608
4,933	RTI International Metals, Inc.(a)	124,164
		310,764
	Mining - 10.0%
4,088	AMCOL International Corp.	116,753
8,931	Century Aluminum Co.(a)	89,578
2,585	Kaiser Aluminum Corp.	127,647
3,318	Materion Corp.(a)	97,583
		431,561
	Miscellaneous Manufacturing - 9.3%
3,366	Koppers Holdings, Inc.	127,874
3,023	LSB Industries, Inc.(a)	105,956
5,452	Myers Industries, Inc.	72,566
3,819	Tredegar Corp.	94,177
		400,573
	Total Investments (Cost $4,143,589) (b) -100.0%	4,312,510
	Other assets less liabilities-0.0%	243
	Net Assets-100.0%	$4,312,753

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $4,156,814. The net unrealized appreciation was $155,696, which consisted of aggregate gross unrealized appreciation of $379,168 and aggregate gross unrealized depreciation of $223,472.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

PowerShares S&P SmallCap Utilities Portfolio (PSCU)

January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Electric - 36.9%
52,071	ALLETE, Inc.	$2,158,343
82,057	Avista Corp.	2,079,324
36,619	Central Vermont Public Service Corp.	1,287,890
36,675	CH Energy Group, Inc.	2,086,074
63,068	El Paso Electric Co.	2,194,767
60,986	NorthWestern Corp.	2,143,048
101,334	UIL Holdings Corp.	3,504,130
56,974	Unisource Energy Corp.	2,122,851
		17,576,427
	Gas - 42.5%
52,398	Laclede Group, Inc. (The)	2,182,901
83,262	New Jersey Resources Corp.	3,973,263
44,702	Northwest Natural Gas Co.	2,125,580
144,982	Piedmont Natural Gas Co., Inc.	4,772,807
60,550	South Jersey Industries, Inc.	3,322,984
92,229	Southwest Gas Corp.	3,855,172
		20,232,707
	Telecommunications - 16.6%
25,204	Atlantic Tele-Network, Inc.	909,612
82,762	Cbeyond, Inc.(a)	703,477
533,807	Cincinnati Bell, Inc.(a)	1,841,634
95,070	General Communication, Inc., Class A(a)	989,679
40,288	Lumos Networks Corp.	605,529
85,734	Neutral Tandem, Inc.(a)	1,053,671
40,791	NTELOS Holdings Corp.	931,258
60,277	USA Mobility, Inc.	852,920
		7,887,780
	Water - 3.9%
51,080	American States Water Co.	1,847,563

	Total Common Stocks (Cost $40,976,144)	47,544,477

	Money Market Fund - 0.0%
2,354	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $2,354)	2,354

	Total Investments (Cost $40,978,498) (b) -99.9%	47,546,831
	Other assets less liabilities-0.1%	29,146
	Net Assets-100.0%	$47,575,977

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2012, the aggregate cost of investments for  Federal income tax purposes was $41,045,310. The net unrealized appreciation was $6,501,521, which consisted of aggregate gross unrealized appreciation of $7,260,461 and aggregate gross unrealized depreciation of $758,940.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares KBW Bank Portfolio (KBWB)

January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Commercial Banks-Central U.S. - 4.6%
18,357	Commerce Bancshares, Inc.	$712,619
12,177	Cullen/Frost Bankers, Inc.	677,893
		1,390,512
	Commercial Banks-Eastern U.S. - 4.3%
16,509	M&T Bank Corp.	1,316,429

	Commercial Banks-Southern U.S. - 7.8%
46,176	BB&T Corp.	1,255,525
215,836	Regions Financial Corp.	1,126,664
		2,382,189
	Commercial Banks-Western U.S. - 3.3%
59,270	Zions Bancorp.	998,107

	Diversified Banking Institutions - 23.6%
308,233	Bank of America Corp.	2,197,702
79,535	Citigroup, Inc.	2,443,315
68,337	JPMorgan Chase & Co.	2,548,970
		7,189,987
	Fiduciary Banks - 6.8%
43,021	Bank of New York Mellon Corp. (The)	866,013
11,783	Northern Trust Corp.	485,577
18,871	State Street Corp.	739,366
		2,090,956
	S&L/Thrifts-Eastern U.S. - 5.9%
39,119	First Niagara Financial Group, Inc.	374,369
72,538	New York Community Bancorp, Inc.	920,507
40,053	People’s United Financial, Inc.	493,853
		1,788,729
	Super-Regional Banks-U.S. - 43.6%
28,413	Capital One Financial Corp.	1,299,895
42,325	Comerica, Inc.	1,171,133
89,216	Fifth Third Bancorp	1,160,700
251,337	Huntington Bancshares, Inc.	1,435,134
140,299	KeyCorp	1,090,123
22,276	PNC Financial Services Group, Inc.	1,312,502
59,129	SunTrust Banks, Inc.	1,216,284
80,323	U.S. Bancorp	2,266,715
80,019	Wells Fargo & Co.	2,337,355
		13,289,841
	Total Investments (Cost $30,909,346)(a)-99.9%	30,446,750
	Other assets less liabilities-0.1%	31,437
	Net Assets-100.0%	$30,478,187

Notes to Schedule of Investments:

(a) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was substantially the same as for book purposes. The net unrealized depreciation was $462,596, which consisted of aggregate gross unrealized appreciation of $110,572 and aggregate gross unrealized depreciation of $573,168.

The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.

Schedule of Investments

PowerShares KBW Capital Markets Portfolio (KBWC)

January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Banks - 25.0%
4,712	Goldman Sachs Group, Inc. (The)	$525,247
29,152	Morgan Stanley	543,685
12,730	State Street Corp.	498,761
		1,567,693
	Commercial Services - 3.6%
12,322	SEI Investments Co.	226,356

	Diversified Financial Services - 71.3%
19,367	Charles Schwab Corp. (The)	225,625
1,517	CME Group, Inc.	363,337
4,259	Franklin Resources, Inc.	451,880
2,016	Greenhill & Co., Inc.	93,865
8,086	Interactive Brokers Group, Inc., Class A	122,260
1,903	IntercontinentalExchange, Inc.(a)	217,855
13,975	Invesco Ltd.(b)	315,416
8,856	Investment Technology Group, Inc.(a)	100,427
26,456	Janus Capital Group, Inc.	208,209
14,905	Jefferies Group, Inc.	226,705
14,361	Knight Capital Group, Inc., Class A(a)	186,549
9,377	Lazard Ltd., Class A (Bermuda)	269,307
7,770	Legg Mason, Inc.	197,902
8,314	NASDAQ OMX Group, Inc. (The)(a)	206,021
9,106	NYSE Euronext	241,855
2,356	Piper Jaffray Cos., Inc.(a)	52,421
7,746	Raymond James Financial, Inc.	271,110
5,731	Stifel Financial Corp.(a)	206,660
4,484	T. Rowe Price Group, Inc.	259,355
15,742	TD Ameritrade Holding Corp.	253,604
		4,470,363
	Total Investments (Cost $6,016,496)(c)-99.9%	6,264,412
	Other assets less liabilities-0.1%	3,427
	Net Assets-100.0%	$6,267,839

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) Affiliated company. The Fund's Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The table below shows the transactions in and earnings from the security for the three months ended January 31, 2012:

				Change in
	Value	Purchases at	Proceeds from	Unrealized	Realized	Value	Dividend
	November 1, 2011	Cost	Sales	Appreciation	Gain	January 31, 2012	Income
Invesco Ltd.	$463,857	$79,480	$(293,057)	$46,320	$18,816	$315,416	$3,024

(c) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was substantially the same as for book purposes. The net unrealized appreciation was $247,916, which consisted of aggregate gross unrealized appreciation of $333,940 and aggregate gross unrealized depreciation of $86,024.

The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.

Schedule of Investments

PowerShares KBW High Dividend Yield Financial Portfolio (KBWD)

January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Banks - 14.6%
12,322	Bank of Hawaii Corp.	$563,362
21,567	Bryn Mawr Bank Corp.	433,712
16,174	City Holding Co.	574,824
45,831	CVB Financial Corp.	482,600
50,068	F.N.B. Corp.	586,797
39,669	FirstMerit Corp.	622,407
12,322	Park National Corp.	853,052
42,365	Renasant Corp.	668,520
22,722	Trustmark Corp.	535,558
63,546	Valley National Bancorp	757,468
		6,078,300
	Diversified Financial Services - 7.4%
242,247	BGC Partners, Inc., Class A	1,516,466
51,992	Federated Investors, Inc., Class B	888,023
141,344	GFI Group, Inc.	654,423
		3,058,912
	Insurance - 6.7%
15,406	Arthur J. Gallagher & Co.	513,636
24,650	Fidelity National Financial, Inc., Class A	448,383
56,230	Maiden Holdings Ltd. (Bermuda)	524,064
14,634	Mercury General Corp.	639,506
15,792	Safety Insurance Group, Inc.	661,843
		2,787,432
	Investment Companies - 12.2%
326,205	Apollo Investment Corp.	2,515,040
78,952	Ares Capital Corp.	1,251,389
125,167	PennantPark Investment Corp.	1,290,472
		5,056,901
	REITs - 52.1%
81,649	American Capital Agency Corp.	2,393,949
111,303	Annaly Capital Management, Inc.	1,874,342
267,281	Anworth Mortgage Asset Corp.	1,737,326
137,492	Capstead Mortgage Corp.	1,780,521
878,866	Chimera Investment Corp.	2,671,753
68,939	Hatteras Financial Corp.	1,913,747
47,372	Hospitality Properties Trust	1,147,824
145,195	Invesco Mortgage Capital, Inc. (a)	2,276,658
267,665	MFA Financial, Inc.	1,964,661
88,578	PennyMac Mortgage Investment Trust	1,568,716
62,777	Starwood Property Trust, Inc.	1,236,707
27,344	Sun Communities, Inc.	1,096,768
		21,662,972
	Savings & Loans - 5.0%
103,600	First Niagara Financial Group, Inc.	991,452
85,500	New York Community Bancorp, Inc.	1,084,995
		2,076,447
	Trucking & Leasing - 2.0%
25,805	Textainer Group Holdings Ltd.	815,180

	Total Common Stocks and Other Equity Interests (Cost $40,961,748)	41,536,144

	Money Market Fund - 0.0%
3,677	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $3,677)	3,677

	Total Investments (Cost $40,965,425)(b)-100.0%	41,539,821
	Other assets less liabilities-0.0%	9,964
	Net Assets-100.0%	$41,549,785

Investment Abbreviations:

REIT       - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Affiliated company. The Fund’s Advisor is a subsidiary of Invesco Ltd. and therefore, Invesco Mortgage Capital, Inc. is considered to be affiliated with the Fund. The table below shows the transactions in and earnings from the investments in Invesco Mortgage Capital, Inc. for the three months ended January 31, 2012.

				Change in
	Value	Purchases at	Proceeds from	Unrealized	Realized	Value	Dividend
	October 31, 2011	Cost	Sales	Appreciation	Gain (Loss)	January 31, 2012	Income
Invesco Mortgage Capital, Inc.	$1,419,932	$878,628	$(43,808)	$47,270	$(25,364)	$2,276,658	$80,910

(b) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $41,176,048. The net unrealized appreciation was $363,773, which consisted of aggregate gross unrealized appreciation of $1,380,390 and aggregate gross unrealized depreciation of $1,016,617.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares KBW Insurance Portfolio (KBWI)

January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Financial Guarantee Insurance - 5.4%
54,918	MBIA, Inc.(a)(b)	$676,590
80,905	MGIC Investment Corp.(a)(b)	306,630
		983,220
	Insurance Brokers - 7.6%
14,397	Aon Corp.	697,247
21,751	Marsh & McLennan Cos., Inc.	687,114
		1,384,361
	Investment Management/Advisor Services - 4.6%
15,443	Ameriprise Financial, Inc.	826,973

	Life/Health Insurance - 25.6%
26,508	Aflac, Inc.	1,278,481
28,750	Lincoln National Corp.	619,275
27,771	Principal Financial Group, Inc.	758,426
22,358	Prudential Financial, Inc.	1,279,772
31,118	Unum Group	710,424
		4,646,378
	Multi-line Insurance - 28.2%
22,515	Allstate Corp. (The)	649,558
14,530	Assurant, Inc.	575,388
18,881	Cincinnati Financial Corp.	617,031
66,914	Genworth Financial, Inc., Class A(a)	515,907
31,030	Hartford Financial Services Group, Inc. (The)	543,645
42,618	MetLife, Inc.	1,505,694
35,480	XL Group PLC (Ireland)	719,180
		5,126,403
	Property/Casualty Insurance - 23.4%
3,692	Arch Capital Group Ltd.(a)	133,097
19,680	Chubb Corp. (The)	1,326,629
24,784	Fidelity National Financial, Inc., Class A	450,821
32,902	Progressive Corp. (The)	667,252
28,784	Travelers Cos., Inc. (The)	1,678,107
		4,255,906
	Reinsurance - 5.2%
18,529	Axis Capital Holdings Ltd. (Bermuda)	570,322
4,332	Everest Re Group Ltd.	369,953
		940,275
	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $17,567,270) -100.0%	18,163,516

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 2.1%
385,475	Invesco Liquid Assets Portfolio - Institutional Class (Cost $385,475)(c)(d)	385,475

	Total Investments (Cost $17,952,745)(e)-102.1%	18,548,991
	Liabilities in excess of other assets-(2.1)%	(382,835)
	Net Assets-100.0%	$18,166,156

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) All or a portion of this security was out on loan at January 31, 2012.

(c) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

(d) The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and therefore considered to be affiliated.

(e) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was substantially the same as for book purposes. The net unrealized appreciation was $596,246, which consisted of aggregate gross unrealized appreciation of $877,496 and aggregate gross unrealized depreciation of $281,250.

The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.

Schedule of Investments

PowerShares KBW International Financial Portfolio (KBWX)

January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Argentina - 1.8%
657	Banco Macro SA ADR	$16,254
2,056	BBVA Banco Frances SA ADR	12,644
1,872	Grupo Financiero Galicia SA ADR	14,471
1,272	IRSA Inversiones y Representaciones SA ADR	12,885
		56,254
	Australia - 5.1%
1,458	Westpac Banking Corp. ADR	163,748

	Bermuda - 1.8%
740	Alterra Capital Holdings Ltd.	17,886
758	Aspen Insurance Holdings Ltd.	20,133
1,058	Montpelier Re Holdings Ltd.	18,377
		56,396
	Brazil - 9.9%
4,520	Banco Bradesco SA ADR	80,817
9,403	Banco Santander Brasil SA ADR	85,755
3,204	Gafisa SA ADR	17,366
6,606	Itau Unibanco Holding SA ADR	131,856
		315,794
	Canada - 16.8%
1,401	Bank of Montreal	81,426
1,831	Bank of Nova Scotia	93,967
1,473	Brookfield Asset Management, Inc., Class A	44,882
780	Canadian Imperial Bank of Commerce	59,335
2,356	Manulife Financial Corp.	27,612
1,757	Royal Bank of Canada	92,014
1,388	Sun Life Financial, Inc.	27,788
1,424	Toronto-Dominion Bank (The)	109,819
		536,843
	Cayman Islands - 0.5%
596	China Real Estate Information Corp. ADR(a)	2,897
836	CNinsure, Inc. ADR(a)	6,721
1,355	E-House China Holdings Ltd. ADR	7,574
		17,192
	Chile - 7.0%
649	Administradora de Fondos de Pensiones Provida SA ADR	46,365
681	Banco de Chile ADR	61,215
739	Banco Santander Chile ADR	60,228
2,618	Corpbanca ADR	58,146
		225,954
	China - 2.5%
1,808	China Life Insurance Co. Ltd. ADR	79,444
979	Xinyuan Real Estate Co. Ltd. ADR	2,330
		81,774
	Colombia - 3.0%
1,551	Bancolombia SA ADR	96,178

	Germany - 6.6%
10,845	Allianz SE ADR	120,488
2,101	Deutsche Bank AG	89,692
		210,180
	Greece - 0.5%
4,662	National Bank of Greece SA ADR(a)	17,016

	India - 5.5%
3,500	HDFC Bank Ltd. ADR	108,605
1,888	ICICI Bank Ltd. ADR	68,364
		176,969
	Ireland - 0.7%
1,369	Governor and Co. of the Bank of Ireland (The) ADR(a)	8,584
664	XL Group PLC	13,459
		22,043
	Japan - 9.0%
22,643	Mitsubishi UFJ Financial Group, Inc. ADR	103,931
4,041	Mizuho Financial Group, Inc. ADR	12,123
7,977	Nomura Holdings, Inc. ADR	29,116
774	ORIX Corp. ADR	36,928
16,621	Sumitomo Mitsui Financial Group, Inc. ADR	105,543
		287,641
	Mexico - 0.5%
851	Desarrolladora Homex SAB de CV ADR(a)	17,190

	Netherlands - 1.8%
4,318	AEGON NV(a)	20,985
4,115	ING Groep NV ADR(a)	37,488
		58,473
	South Korea - 4.6%
1,330	KB Financial Group, Inc. ADR	50,407
780	Shinhan Financial Group Co. Ltd. ADR	61,745
1,170	Woori Finance Holdings Co. Ltd. ADR	34,831
		146,983
	Spain - 7.0%
14,534	Banco Bilbao Vizcaya Argentaria SA ADR	127,318
12,201	Banco Santander SA ADR	96,144
		223,462
	Switzerland - 5.0%
2,958	Credit Suisse Group AG ADR	77,026
6,072	UBS AG(a)	82,519
		159,545
	United Kingdom - 7.5%
3,481	Aviva PLC ADR	38,361
3,122	Barclays PLC ADR	42,241
1,445	HSBC Holdings PLC ADR	60,444
13,365	Lloyds Banking Group PLC ADR(a)	25,527
2,839	Prudential PLC ADR	62,997
1,099	Royal Bank of Scotland Group PLC ADR(a)	9,254
		238,824
	United States - 2.9%
1,031	ACE Ltd.	71,758
344	PartnerRe Ltd.	22,504
		94,262
	Total Investments (Cost $3,507,104)(b)-100.0%	3,202,721
	Other assets less liabilities-0.0%	1,292
	Net Assets-100.0%	$3,204,013

Investment Abbreviations:

ADR         - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $3,529,587. The net unrealized depreciation was $326,866, which consisted of aggregate gross unrealized appreciation of $64,897 and aggregate gross unrealized depreciation of $391,763.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares KBW Premium Yield Equity REIT Portfolio (KBWY)

January 31, 2012 (Unaudited)

Number of Shares		Value
	Real Estate Investment Trusts - 100.0%
	Diversified - 17.6%
15,398	Duke Realty Corp.	$206,179
4,529	Entertainment Properties Trust	201,405
27,432	Lexington Realty Trust	235,915
6,470	Liberty Property Trust	215,386
7,375	Washington Real Estate Investment Trust	219,775
22,126	Winthrop Realty Trust	264,406
		1,343,066
	Health Care - 19.0%
3,235	Health Care REIT, Inc.	185,074
11,775	Healthcare Realty Trust, Inc.	248,099
27,043	Medical Properties Trust, Inc.	289,901
14,104	OMEGA Healthcare Investors, Inc.	293,928
9,834	Senior Housing Properties Trust	223,035
5,176	Universal Health Realty Income Trust	206,988
		1,447,025
	Hotels - 3.5%
10,999	Hospitality Properties Trust	266,506

	Manufactured Homes - 3.3%
6,340	Sun Communities, Inc.	254,297

	Office Property - 15.2%
23,679	Brandywine Realty Trust	251,944
21,609	CommonWealth REIT	425,049
10,481	Government Properties Income Trust	252,592
8,022	Mack-Cali Realty Corp.	230,713
		1,160,298
	Regional Malls - 5.4%
10,999	CBL & Associates Properties, Inc.	191,053
18,115	Pennsylvania Real Estate Investment Trust	222,452
		413,505
	Shopping Centers - 13.8%
68,061	Cedar Realty Trust, Inc.	339,624
31,443	Inland Real Estate Corp.	268,838
37,783	Kite Realty Group Trust	188,915
22,385	Ramco-Gershenson Properties Trust	258,995
		1,056,372
	Single Tenant - 12.5%
7,893	Agree Realty Corp.	197,009
33,643	Getty Realty Corp.	563,857
7,246	National Retail Properties, Inc.	195,715
		956,581
	Warehouse/Industrial - 9.7%
37,395	DCT Industrial Trust, Inc.	206,420
15,915	First Potomac Realty Trust	236,815
24,973	STAG Industrial, Inc.	299,177
		742,412
	Total Investments (Cost $7,455,870)(a)-100.0%	7,640,062
	Liabilities in excess of other assets-(0.0)%	(463)
	Net Assets-100.0%	$7,639,599

Investment Abbreviations:

REIT       - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $7,499,690. The net unrealized appreciation was $140,372, which consisted of aggregate gross unrealized appreciation of $390,655 and aggregate gross unrealized depreciation of $250,283.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares KBW Property & Casualty Insurance Portfolio (KBWP)

January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Multi-line Insurance - 15.7%
11,722	Allstate Corp. (The)	$338,180
4,084	American Financial Group, Inc.	149,760
3,947	Kemper Corp.	117,502
		605,442
	Property/Casualty Insurance - 48.4%
4,264	Arch Capital Group Ltd.(a)	153,717
4,378	Chubb Corp. (The)	295,121
2,882	Hanover Insurance Group, Inc. (The)	104,789
4,113	HCC Insurance Holdings, Inc.	114,177
2,248	Mercury General Corp.	98,238
2,016	ProAssurance Corp.	164,566
14,171	Progressive Corp. (The)	287,388
488	RLI Corp.	34,804
4,611	Selective Insurance Group, Inc.	82,906
6,221	Travelers Cos., Inc. (The)	362,684
4,811	W.R. Berkley Corp.	164,873
		1,863,263
	Reinsurance - 35.9%
2,909	Allied World Assurance Co. Holdings AG (Switzerland)	178,991
4,659	Aspen Insurance Holdings Ltd. (Bermuda)	123,743
4,840	Axis Capital Holdings Ltd. (Bermuda)	148,975
3,623	Endurance Specialty Holdings Ltd. (Bermuda)	135,500
5,849	Montpelier Re Holdings Ltd. (Bermuda)	101,597
2,387	PartnerRe Ltd.	156,158
3,169	Platinum Underwriters Holdings Ltd. (Bermuda)	108,538
2,186	RenaissanceRe Holdings Ltd. (Bermuda)	159,819
2,881	Transatlantic Holdings, Inc.	159,751
3,399	Validus Holdings Ltd.	109,006
		1,382,078
	Total Investments (Cost $3,861,078)(b)-100.0%	3,850,783
	Liabilities in excess of other assets-(0.0)%	(280)
	Net Assets-100.0%	$3,850,503

Notes to Schedule of Investments:

This Fund has holdings greater than 10% of net assets in the following country:

Bermuda	20.2%

(a) Non-income producing security.

(b) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $3,863,888. The net unrealized depreciation was $13,105, which consisted of aggregate gross unrealized appreciation of $180,807 and aggregate gross unrealized depreciation of $193,912.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares KBW Regional Banking Portfolio (KBWR)

January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Commercial Banks-Central U.S. - 30.5%
153,394	Associated Banc-Corp.	$1,911,289
27,591	BOK Financial Corp.	1,536,819
118,502	First Financial Bancorp	2,059,565
47,881	First Financial Bankshares, Inc.	1,631,784
173,704	First Midwest Bancorp, Inc.	1,889,899
110,385	FirstMerit Corp.	1,731,941
99,019	MB Financial, Inc.	1,797,195
167,210	Old National Bancorp	1,968,062
23,547	Park National Corp.(a)	1,630,159
86,030	PrivateBancorp, Inc.	1,216,464
39,773	Prosperity Bancshares, Inc.	1,650,977
104,707	TCF Financial Corp.	1,051,258
67,354	Texas Capital Bancshares, Inc.(b)	2,136,469
30,041	UMB Financial Corp.	1,158,982
64,127	Wintrust Financial Corp.	1,965,492
		25,336,355
	Commercial Banks-Eastern U.S. - 21.2%
58,440	Community Bank System, Inc.	1,598,918
165,566	F.N.B. Corp.	1,940,434
208,597	First Commonwealth Financial Corp.	1,155,627
156,652	Fulton Financial Corp.	1,455,297
217,511	National Penn Bancshares, Inc.	1,890,171
64,127	S&T Bancorp, Inc.	1,392,197
33,278	Signature Bank(b)	1,935,116
282,454	Susquehanna Bancshares, Inc.	2,581,630
134,748	Valley National Bancorp	1,606,196
98,212	Webster Financial Corp.	2,082,094
		17,637,680
	Commercial Banks-Southern U.S. - 15.9%
67,354	BancorpSouth, Inc.	756,385
42,194	City Holding Co.(a)	1,499,575
119,309	First Horizon National Corp.	1,041,568
51,945	Hancock Holding Co.	1,724,574
22,710	IBERIABANK Corp.	1,187,279
123,373	Pinnacle Financial Partners, Inc.(b)	2,077,601
754,830	Synovus Financial Corp.	1,313,404
71,428	Trustmark Corp.	1,683,558
69,814	United Bankshares, Inc.(a)	1,948,509
		13,232,453
	Commercial Banks-Western U.S. - 25.7%
37,343	Bank of Hawaii Corp.	1,707,322
110,385	Cathay General Bancorp	1,737,460
33,278	City National Corp.	1,526,795
90,911	Columbia Banking System, Inc.	1,909,131
234,574	CVB Financial Corp.(a)	2,470,064
74,655	East West Bancorp, Inc.	1,639,424
58,440	First Republic Bank(b)	1,752,031
99,019	Glacier Bancorp, Inc.	1,383,295
90,911	PacWest Bancorp	1,933,677
40,579	SVB Financial Group(b)	2,355,205
162,340	Umpqua Holdings Corp.	1,975,678
21,904	Westamerica Bancorp	1,017,441
		21,407,523
	Fiduciary Banks - 1.9%
191,543	Boston Private Financial Holdings, Inc.	1,578,315

	S&L/Thrifts-Eastern U.S. - 4.7%
146,083	Brookline Bancorp, Inc.	1,354,190
102,277	Hudson City Bancorp, Inc.	688,324
135,555	Provident Financial Services, Inc.	1,876,081
		3,918,595
	Total Common Stocks (Cost $76,599,347)	83,110,921

	Money Market Fund - 0.1%
32,220	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $32,220)	32,220

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $76,631,567)-100.0%	83,143,141

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 5.8%
4,834,500	Invesco Liquid Assets Portfolio - Institutional Class (Cost $4,834,500)(c)(d)	4,834,500

	Total Investments (Cost $81,466,067)(e)-105.8%	87,977,641
	Liabilities in excess of other assets-(5.8)%	(4,807,632)
	Net Assets-100.0%	$83,170,009

Notes to Schedule of Investments:

(a) All or a portion of this security was out on loan at January 31, 2012.

(b) Non-income producing security.

(c) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

(d) The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and therefore considered to be affiliated.

(e) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was substantially the same as for book purposes. The net unrealized appreciation was $6,511,574, which consisted of aggregate gross unrealized appreciation of $6,784,009 and aggregate gross unrealized depreciation of $272,435.

The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.

Schedule of Investments

PowerShares Senior Loan Portfolio (BKLN)

January 31, 2012 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Senior Floating Rate Loans(a)(b)—92.2%
	Advertising— 1.3%
$1,484,382	Getty Images, Inc., Term Loan	5.250%	11/07/16	$1,492,732
1,418,757	Visant Corp., Term Loan B	5.250	12/22/16	1,355,579
				2,848,311
	Aerospace/Defense— 1.3%
	Hawker Beechcraft Acquisition Co. LLC
78,595	Synthetic Letter of Credit	2.579	03/26/14	61,455
1,270,983	Term Loan	2.579	03/26/14	993,807
1,986,241	TransDigm, Inc., Term Loan	4.000	02/14/17	1,986,866
				3,042,128
	Airlines— 1.3%
1,743,750	Delta Air Lines, Inc., Term Loan B	5.500	04/20/17	1,705,824
1,240,839	United Air Lines, Inc., Term Loan B	2.313	02/03/14	1,217,883
				2,923,707
	Auto Manufacturers— 1.7%
3,885,247	Chrysler Group LLC, Term Loan B	6.000	05/24/17	3,812,962

	Auto Parts & Equipment— 3.2%
3,418,454	Allison Transmission, Inc., Term Loan	2.790	08/07/14	3,392,285
	Federal-Mogul Corp.
2,166,434	Term Loan B	2.230	12/29/14	2,074,815
337,399	Term Loan C	2.220	12/28/15	323,131
1,500,000	Goodyear Tire & Rubber Co. (The), Term Loan	1.780	04/30/14	1,475,625
				7,265,856
	Building Materials— 0.6%
1,448,752	Goodman Global, Inc., Term Loan	5.750	10/28/16	1,457,807

	Chemicals— 2.5%
1,746,205	Ashland, Inc., Term Loan B	3.750	08/23/18	1,754,875
1,661,984	Styron, LLC, Term Loan	6.000	08/02/17	1,523,483
2,481,234	Univar, Inc., Term Loan B	5.000	06/30/17	2,455,194
				5,733,552
	Coal— 0.7%
1,642,711	Walter Energy, Inc., Term Loan B	4.000	04/02/18	1,638,810

	Commercial Services— 6.6%
	ARAMARK Corp.
1,548,184	Extended Term Loan B	3.829	07/26/16	1,534,885
111,828	Letter of Credit 1	2.143	01/27/14	110,990
101,816	Letter of Credit 2	3.518	07/26/16	100,941
1,388,172	Term Loan	2.454	01/27/14	1,377,760
1,994,987	Emergency Medical Services Corp., Term Loan	5.250	05/25/18	1,994,489
1,588,255	Hertz Corp. (The), Term Loan B	3.750	03/12/18	1,587,858
1,493,731	Interactive Data Corp., Term Loan B	4.500	02/09/18	1,494,000
1,991,347	Kar Auction Services, Inc., Term Loan B	5.000	05/19/17	1,987,075
1,915,000	Pharmaceutical Product Development, Inc., Term Loan	6.250	12/05/18	1,930,760
	ServiceMaster Co. (The)
90,095	Delay Draw Term Loan	2.770	07/24/14	88,756
2,638,497	Term Loan B	2.850	07/24/14	2,599,275
				14,806,789
	Computers— 1.5%
	SunGard Data Systems, Inc.
1,427,985	Term Loan A	2.041	02/28/14	1,425,843

$1,856,380	Term Loan B	4.040%	02/28/16	$1,852,194
				3,278,037
	Diversified Financial Services— 3.6%
4,600,000	Springleaf Financial Corp., Term Loan	5.500	05/10/17	4,293,824
1,795,332	Tomkins LLC, Term Loan B1	4.250	09/29/16	1,798,322
1,996,231	Vantiv LLC, Term Loan B1	4.500	11/03/16	1,999,345
				8,091,491
	Electric— 4.0%
1,745,614	NRG Energy, Inc., Term Loan	4.000	06/29/18	1,741,905
	Texas Competitive Electric Holdings Co. LLC
6,303,410	Extended Term Loan	4.795	10/10/17	3,913,377
5,047,680	Term Loan	3.795	10/10/14	3,441,256
				9,096,538
	Entertainment— 0.7%
1,523,529	Cedar Fair L.P., Term Loan I	4.000	12/15/17	1,527,574

	Food— 3.1%
3,486,247	Del Monte Foods Co., Term Loan	4.500	03/08/18	3,417,620
1,294,487	Pinnacle Foods Finance, LLC, Term Loan	2.870	04/02/14	1,285,834
2,381,852	U.S. Foodservice, Term Loan	2.775	07/03/14	2,275,169
				6,978,623
	Healthcare-Products— 4.0%
98,081	Bausch & Lomb, Inc., Term Loan	3.520	04/24/15	97,879
1,392,888	Bausch & Lomb, Inc., Term Loan	3.760	04/24/15	1,390,019
2,979,295	Biomet, Inc., Term Loan	3.470	03/25/15	2,965,963
2,285,345	Carestream Health, Inc., Term Loan	5.000	02/27/17	2,161,936
2,250,000	Kinetic Concepts, Inc., Term B1 Loan	7.000	05/04/18	2,291,017
				8,906,814
	Healthcare-Services— 9.4%
	CHS/Community Health Systems, Inc.
169,947	Delay Draw Term Loan	2.520	07/25/14	168,163
1,987,450	Extended Term Loan	3.960	01/25/17	1,960,619
4,058,813	Term Loan	2.760	07/25/14	4,016,216
1,886,100	DaVita, Inc., Term Loan B	4.500	10/20/16	1,898,727
1,492,321	Drumm Investors LLC, Term Loan	5.000	05/04/18	1,349,312
1,988,158	Fresenius Medical Care Holdings, Inc., Term Loan B (Germany)	1.954	03/31/13	1,987,223
	HCA, Inc.
1,500,000	Term Loan B1	2.520	11/18/13	1,492,230
1,750,000	Term Loan B2	3.829	03/31/17	1,717,555
3,000,000	Term Loan B3	3.520	05/01/18	2,937,585
2,000,000	Health Management Associates, Inc., Term Loan B	4.500	11/16/18	1,984,620
1,741,816	Universal Health Services, Inc., Term Loan B	3.750	11/15/16	1,740,728
				21,252,978
	Household Products/Wares— 0.2%
500,000	Reynolds Group Holdings, Inc., Term Loan C	6.500	08/09/18	502,500

	Insurance— 1.9%
	Asurion Corp.
2,815,040	Term Loan 1	5.500	05/24/18	2,812,633
1,500,000	Term Loan 2	9.000	05/24/19	1,505,250
				4,317,883
	Investment Companies— 1.1%
2,494,395	RPI Finance Trust, Term Loan	4.000	05/09/18	2,498,024

	Leisure Time— 1.4%
3,591,169	Sabre, Inc., Term Loan	2.350	09/30/14	3,212,103

	Lodging— 3.3%
	Caesars Entertainment Operating Co., Inc.
1,900,000	Term Loan B1	3.276	01/28/15	1,725,048
2,900,000	Term Loan B2	3.276	01/28/15	2,632,968

$1,542,890	Term Loan B3	3.280%	01/28/15	$1,400,821
	Las Vegas Sands, LLC
208,028	Extended Delay Draw Term Loan I	2.930	11/23/16	203,227
1,530,014	Extended Term Loan B	2.930	11/23/16	1,494,709
				7,456,773
	Media— 14.6%
4,222,170	Cengage Learning Acquisitions, Inc., Term Loan	2.520	07/03/14	3,753,425
2,484,382	Cequel Communications, LLC, Term Loan	2.295	11/05/13	2,479,388
	Charter Communications Operating, LLC
3,824,952	Extended Term Loan C	3.830	09/06/16	3,811,412
33,971	Extended Term Loan B1	2.270	03/06/14	33,851
5,200,000	Clear Channel Communications, Inc., Term Loan B	3.920	01/29/16	4,187,976
	CSC Holdings, Inc.
282,404	Extended Term Loan B2	3.521	03/29/16	281,515
1,692,424	Term Loan B3	3.270	03/29/16	1,684,318
1,500,000	Cumulus Media Holdings, Inc., Term Loan 1	5.750	09/17/18	1,505,392
	Nielsen Finance, LLC
1,224,883	Term Loan A	2.295	08/09/13	1,221,949
1,810,408	Term Loan C	3.545	05/02/16	1,815,314
1,925,941	SuperMedia, Inc., Term Loan	11.000	12/31/15	927,736
9,000,000	Tribune Co., Term Loan B (c)(d)	—	06/04/14	5,824,170
1,989,994	TWCC Holding Corp., Term Loan B	4.250	02/13/17	1,995,436
3,566,430	Univision Communications, Inc., Extended Term Loan	4.520	03/31/17	3,361,360
				32,883,242
	Mining— 0.8%
1,742,459	Novelis, Inc., Term Loan B	3.750	03/10/17	1,738,103

	Miscellaneous Manufacturing— 0.7%
1,912,732	Harland Clarke Holdings, Corp., Term Loan B	2.810	06/30/14	1,685,595

	Oil & Gas Services— 1.6%
1,743,523	CCS, Inc., Term Loan (Canada)	3.270	11/14/14	1,666,974
1,878,272	Frac Tech International LLC, Term Loan	6.250	05/06/16	1,874,393
				3,541,367
	Pharmaceuticals— 0.8%
1,815,057	NBTY, Inc., Term Loan B1	4.250	10/02/17	1,816,908

	Real Estate— 1.7%
1,693,444	Capital Automotive LP, Term Loan B	5.000	03/13/17	1,688,686
	Realogy Corp.
2,110,258	Extended Term Loan B	4.691	10/10/16	1,981,448
165,955	Synthetic Letter of Credit	4.518	10/10/16	155,825
				3,825,959
	REITs— 0.9%
2,000,000	iStar Financial, Inc., Term Loan A2	7.000	06/30/14	1,971,250

	Retail— 4.3%
1,685,257	Burger King Corp., Term Loan B	4.500	10/19/16	1,682,696
1,180,543	Claire’s Stores, Inc., Term Loan B	3.070	05/29/14	1,085,857
1,500,000	Dollar General Corp., Term Loan B1	3.140	07/07/14	1,504,215
1,491,244	J Crew Group, Inc., Term Loan	4.750	03/07/18	1,443,338
2,550,000	Neiman Marcus Group, Inc. (The), Term Loan	4.750	05/16/18	2,508,830
1,474,949	Petco Animal Supplies, Inc., Term Loan	4.500	11/24/17	1,463,887
				9,688,823
	Semiconductors— 1.2%
2,885,562	Freescale Semiconductor, Inc., Extended Term Loan	4.545	12/01/16	2,826,653

	Software— 5.9%
$1,500,000	Emdeon, Inc., Term B Loan	6.750%	11/02/18	$1,516,522
	First Data Corp.
5,250,000	Term Loan	4.277	03/26/18	4,625,749
2,674,116	Term Loan B1	3.027	09/24/14	2,545,611
2,360,960	Term Loan B2	3.027	09/24/14	2,247,504
2,500,875	Term Loan B3	3.027	09/24/14	2,380,695
				13,316,081
	Telecommunications— 6.3%
	Avaya, Inc.
1,892,545	Term Loan B1	3.256	10/24/14	1,844,758
2,730,460	Term Loan B3	5.006	10/26/17	2,620,695
546,285	Insight Midwest Holdings, LLC, Term Loan B	2.050	04/07/14	544,673
4,224,997	Intelsat Jackson Holdings S.A., Term Loan B	5.250	04/03/18	4,233,447
1,500,000	Level 3 Financing, Inc., Term Loan A	2.750	03/13/14	1,462,965
1,493,726	MetroPCS Wireless, Inc., Term Loan B3	4.063	03/19/18	1,488,752
	Telesat Canada (Canada)
1,829,902	Term Loan I	3.270	10/31/14	1,827,331
157,189	Term Loan II	3.270	10/31/14	156,969
				14,179,590
	Total Senior Floating Rate Loans (Cost $211,850,275)			208,122,831

Number of Shares
	Closed-End Funds— 2.3%
150,978	Eaton Vance Senior Income Trust			1,031,180
139,260	First Trust Senior Floating Rate Income Fund II			1,999,773
416,670	ING Prime Rate Trust			2,279,185
	Total Closed-End Funds (Cost $5,698,690)			5,310,138

Principal Amount		Interest Rate	Maturity Date
	Corporate Bonds—5.2%
	Electric— 1.4%
2,250,000	Calpine Corp.(e)	7.250	10/15/17	2,362,500
750,000	Calpine Corp.(e)	7.875	01/15/23	808,125
				3,170,625
	Healthcare-Services— 0.5%
1,111,000	HCA, Inc.	6.500	02/15/20	1,180,438

	Household Products/Wares— 2.1%
1,500,000	Reynolds Group Holdings Ltd.(e)	7.125	04/15/19	1,582,500
3,000,000	Reynolds Group Holdings Ltd.(e)	7.875	08/15/19	3,247,500
				4,830,000
	Media— 0.5%
1,000,000	Univision Communications, Inc.(e)	6.875	05/15/19	1,000,000

	Packaging & Containers— 0.7%
1,500,000	Berry Plastics Corp.(f)	5.322	02/15/15	1,511,250

	Total Corporate Bonds (Cost $11,167,112)			11,692,313

Number of Shares
	Money Market Fund—6.2%
13,926,696	Bank of New York (The) Cash Reserve (Cost $13,926,696)			13,926,696

Total Investments (Cost $242,642,773)(g)— 105.9%	$239,051,978
Liabilities in excess of other assets—(5.9)%	(13,370,314)
Net Assets—100.0%	$225,681,664

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Senior secured corporate loans and senior secured debt securities are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended and may be subject to contractual and legal restrictions on sale. Senior secured corporate loans and senior secured debt securities in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(b) Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior secured floating rate loans will have an expected average life of three to five years.

(c) Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at January 31, 2012 was $5,824,170, which represented 2.58% of the Fund’s net assets.

(d) The borrower has filed for protection in federal bankruptcy court.

(e) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933 (the “1933 Act”), as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2012 was $9,000,625, which represented 3.99% of the Fund’s Net Assets.

(f) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2012.

(g) At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $242,657,536. The net unrealized depreciation was $3,605,558, which consisted of aggregate gross unrealized appreciation of $1,270,058 and aggregate gross unrealized depreciation of $4,875,616.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P 500® High Beta Portfolio (SPHB)

January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 14.1%
5,252	Abercrombie & Fitch Co., Class A	$241,277
12,836	CBS Corp., Class B	365,569
26,527	Ford Motor Co.(a)	329,465
28,430	Gannett Co., Inc.	402,853
27,813	Goodyear Tire & Rubber Co. (The)(a)	361,569
8,036	Harley-Davidson, Inc.	355,111
8,487	Harman International Industries, Inc.	358,151
35,440	Interpublic Group of Cos., Inc. (The)	366,095
17,877	Lennar Corp., Class A	384,177
59,844	PulteGroup, Inc.(a)	445,838
4,052	Sears Holdings Corp.(a)	170,792
6,783	Starwood Hotels & Resorts Worldwide, Inc.	367,910
9,492	Wyndham Worldwide Corp.	377,402
2,638	Wynn Resorts Ltd.	303,977
		4,830,186
	Energy - 19.1%
17,161	Alpha Natural Resources, Inc.(a)	345,279
4,035	Anadarko Petroleum Corp.	325,705
5,472	Baker Hughes, Inc.	268,839
6,959	Cabot Oil & Gas Corp.	221,992
5,997	Cameron International Corp.(a)	319,040
8,044	CONSOL Energy, Inc.	287,493
19,474	Denbury Resources, Inc.(a)	367,280
6,672	FMC Technologies, Inc.(a)	341,006
8,730	Halliburton Co.	321,089
6,081	Helmerich & Payne, Inc.	375,259
4,708	Hess Corp.	265,060
18,135	Nabors Industries Ltd. (Bermuda)(a)	337,674
4,568	National Oilwell Varco, Inc.	337,941
7,290	Newfield Exploration Co.(a)	275,635
8,707	Peabody Energy Corp.	296,822
3,426	Pioneer Natural Resources Co.	340,202
8,993	Rowan Cos., Inc.(a)	305,852
3,884	Schlumberger Ltd.	291,960
11,923	Tesoro Corp.(a)	298,433
13,351	Valero Energy Corp.	320,290
11,615	Williams Cos., Inc. (The)	334,744
		6,577,595
	Financials - 33.9%
7,271	Aflac, Inc.	350,680
13,330	American International Group, Inc.(a)	334,716
7,015	Ameriprise Financial, Inc.	375,653
12,510	Apartment Investment & Management Co., Class A REIT	307,246
59,579	Bank of America Corp.	424,798
22,613	CBRE Group, Inc., Class A(a)	436,431
11,866	Citigroup, Inc.	364,524
39,909	E*TRADE Financial Corp.(a)	326,855
28,174	Fifth Third Bancorp	366,544
2,824	Franklin Resources, Inc.	299,626
62,658	Genworth Financial, Inc., Class A(a)	483,093
23,096	Hartford Financial Services Group, Inc. (The)	404,642
24,931	Host Hotels & Resorts, Inc. REIT	409,367
62,189	Huntington Bancshares, Inc.	355,099
18,873	Invesco Ltd. (b)	425,964
43,909	KeyCorp	341,173
18,074	Kimco Realty Corp. REIT	329,851
13,012	Legg Mason, Inc.	331,416
13,945	Leucadia National Corp.	387,113
20,100	Lincoln National Corp.	432,954
10,060	MetLife, Inc.	355,420
21,173	Morgan Stanley	394,876
15,301	Principal Financial Group, Inc.	417,870
11,128	ProLogis, Inc. REIT	352,869
6,231	Prudential Financial, Inc.	356,662
94,237	Regions Financial Corp.	491,917
24,263	SLM Corp.	362,732
18,247	SunTrust Banks, Inc.	375,341
5,934	T. Rowe Price Group, Inc.	343,223
11,577	Wells Fargo & Co.	338,164
20,437	Zions Bancorp.	344,159
		11,620,978
	Health Care - 2.1%
9,622	Agilent Technologies, Inc.	408,646
56,715	Tenet Healthcare Corp.(a)	300,023
		708,669
	Industrials - 9.7%
3,064	Caterpillar, Inc.	334,344
3,555	Cummins, Inc.	369,720
3,100	Flowserve Corp.	341,527
5,792	Fluor Corp.	325,742
7,575	Jacobs Engineering Group, Inc.(a)	339,057
4,147	Joy Global, Inc.	376,092
34,734	Masco Corp.	419,239
4,428	Rockwell Automation, Inc.	344,808
18,456	Textron, Inc.	470,259
		3,320,788
	Information Technology - 11.0%
55,840	Advanced Micro Devices, Inc.(a)	374,686
9,074	Autodesk, Inc.(a)	326,664
17,208	Jabil Circuit, Inc.	389,933
35,535	JDS Uniphase Corp.(a)	450,939
49,915	LSI Corp.(a)	377,857
71,473	Micron Technology, Inc.(a)	542,480
12,111	Molex, Inc.	320,215
21,166	NVIDIA Corp.(a)	312,622
6,192	SanDisk Corp.(a)	284,089
23,457	Teradyne, Inc.(a)	383,522
		3,763,007
	Materials - 10.1%
31,407	Alcoa, Inc.	319,095
8,316	Allegheny Technologies, Inc.	377,463
6,196	Cliffs Natural Resources, Inc.	447,661
12,365	Dow Chemical Co. (The)	414,351
8,673	Freeport-McMoRan Copper & Gold, Inc.	400,779
10,952	International Paper Co.	341,045
15,608	Owens-Illinois, Inc.(a)	375,373
22,058	Titanium Metals Corp.	339,252
15,252	United States Steel Corp.	460,458
		3,475,477

Total Investments (Cost $33,274,540)(c)-100.0%	$34,296,700
Other assets less liabilities-0.0%	3,936
Net Assets-100.0%	$34,300,636

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Affiliated company. The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The table below shows the transactions in and earnings from the investments in Invesco Ltd. for the three months ended January 31, 2012.

	Value			Change in Unrealized	Realized	Value
	October 31, 2011	Purchase at Cost	Proceeds from Sales	Appreciation (Depreciation)	Gain/(Loss)	January 31, 2012	Dividend Income
Invesco Ltd.	$134,770	$279,052	$(32,226)	$40,754	$3,614	$425,964	$1,033

(c)

At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $33,320,720. The net unrealized appreciation was $975,980, which consisted of aggregate gross unrealized appreciation of $1,936,334 and aggregate gross unrealized depreciation of $960,354.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P 500® Low Volatility Portfolio (SPLV)

January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 7.4%
27,262	AutoZone, Inc.(a)	$9,483,905
155,893	DIRECTV, Class A(a)	7,016,744
241,437	Mattel, Inc.	7,484,547
107,906	McDonald’s Corp.	10,688,089
97,218	O’Reilly Automotive, Inc.(a)	7,924,239
153,596	Ross Stores, Inc.	7,805,749
131,701	Target Corp.	6,691,728
114,518	TJX Cos., Inc. (The)	7,803,256
		64,898,257
	Consumer Staples - 29.4%
370,408	Altria Group, Inc.	10,519,587
90,462	Brown-Forman Corp., Class B	7,346,419
313,516	Campbell Soup Co.	9,938,457
146,592	Coca-Cola Co. (The)	9,899,358
104,522	Colgate-Palmolive Co.	9,482,236
388,024	ConAgra Foods, Inc.	10,348,600
93,095	Costco Wholesale Corp.	7,658,926
192,219	CVS Caremark Corp.	8,025,143
197,072	Dr Pepper Snapple Group, Inc.	7,650,335
263,053	General Mills, Inc.	10,477,401
202,895	H.J. Heinz Co.	10,520,106
160,818	Hershey Co. (The)	9,822,763
273,020	Hormel Foods Corp.	7,857,516
114,362	J.M. Smucker Co. (The)	9,009,438
246,173	Kellogg Co.	12,190,487
169,589	Kimberly-Clark Corp.	12,135,789
307,484	Kraft Foods, Inc., Class A	11,776,637
317,481	Kroger Co. (The)	7,543,349
179,157	McCormick & Co., Inc.	9,054,595
103,624	Mead Johnson Nutrition Co.	7,677,502
173,895	Molson Coors Brewing Co., Class B	7,458,356
164,807	PepsiCo, Inc.	10,822,876
117,351	Philip Morris International, Inc.	8,774,334
188,148	Procter & Gamble Co. (The)	11,860,850
217,730	Reynolds American, Inc.	8,541,548
295,046	Sysco Corp.	8,883,835
179,351	Wal-Mart Stores, Inc.	11,004,977
		256,281,420
	Energy - 1.7%
87,595	Exxon Mobil Corp.	7,335,205
247,537	Spectra Energy Corp.	7,794,940
		15,130,145
	Financials - 2.4%
101,417	Chubb Corp. (The)	6,836,520
181,673	Loews Corp.	6,778,220
191,907	Plum Creek Timber Co., Inc. REIT	7,442,153
		21,056,893
	Health Care - 11.9%
181,591	Abbott Laboratories	9,833,153
82,552	Allergan, Inc.	7,257,146
141,673	Amgen, Inc.	9,621,014
128,933	Baxter International, Inc.	7,153,203
110,096	Becton, Dickinson and Co.	8,632,627
282,917	Bristol-Myers Squibb Co.	9,121,244
258,241	Eli Lilly & Co.	10,262,497
233,557	Forest Laboratories, Inc.(a)	7,422,442
158,131	Johnson & Johnson	10,422,414
86,264	Laboratory Corp. of America Holdings(a)	7,883,667
219,709	Merck & Co., Inc.	8,406,066
364,937	Pfizer, Inc.	7,809,652
		103,825,125
	Industrials - 5.7%
121,018	Dun & Bradstreet Corp. (The)	10,021,500
104,574	Lockheed Martin Corp.	8,608,532
117,872	Northrop Grumman Corp.	6,842,470
162,405	Raytheon Co.	7,793,816
258,200	Republic Services, Inc.	7,560,096
116,784	United Parcel Service, Inc., Class B	8,834,709
		49,661,123
	Information Technology - 4.6%
160,907	Automatic Data Processing, Inc.	8,814,485
280,752	Intel Corp.	7,417,468
42,878	International Business Machines Corp.	8,258,303
277,286	Microsoft Corp.	8,188,256
250,174	Paychex, Inc.	7,880,481
		40,558,993
	Materials - 1.8%
72,818	Praxair, Inc.	7,733,272
83,133	Sherwin-Williams Co. (The)	8,107,961
		15,841,233
	Telecommunication Services - 3.8%
324,813	AT&T, Inc.	9,552,750
187,083	CenturyLink, Inc.	6,927,684
236,359	Verizon Communications, Inc.	8,901,280
626,559	Windstream Corp.	7,562,567
		32,944,281
	Utilities - 31.3%
242,265	Ameren Corp.	7,665,265
234,770	American Electric Power Co., Inc.	9,287,501
357,495	CenterPoint Energy, Inc.	6,602,933
398,903	CMS Energy Corp.	8,708,052
191,222	Consolidated Edison, Inc.	11,274,449
173,025	Constellation Energy Group, Inc.	6,303,301
201,341	Dominion Resources, Inc.	10,075,104
179,545	DTE Energy Co.	9,553,589
529,991	Duke Energy Corp.	11,294,108
205,778	Edison International	8,445,129
131,448	Entergy Corp.	9,119,862
206,546	Exelon Corp.	8,216,400
166,752	FirstEnergy Corp.	7,040,269
157,988	Integrys Energy Group, Inc.	8,201,157
174,515	NextEra Energy, Inc.	10,444,723
365,397	NiSource, Inc.	8,305,474
249,105	Northeast Utilities	8,656,399
88,294	ONEOK, Inc.	7,342,529
442,682	Pepco Holdings, Inc.	8,703,128
237,042	PG&E Corp.	9,638,128
198,140	Pinnacle West Capital Corp.	9,364,096
314,024	PPL Corp.	8,726,727
199,035	Progress Energy, Inc.	10,813,572
238,657	Public Service Enterprise Group, Inc.	7,240,853

214,826	SCANA Corp.	$9,630,650
164,738	Sempra Energy	9,373,592
313,876	Southern Co. (The)	14,300,191
441,515	TECO Energy, Inc.	7,969,346
289,519	Wisconsin Energy Corp.	9,843,646
404,572	Xcel Energy, Inc.	10,761,615
		272,901,788
	Total Investments (Cost $851,549,430)(b)-100.0%	873,099,258
	Liabilities in excess of other assets-(0.0)%	(10,469)
	Net Assets-100.0%	$873,088,789

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was $852,030,566. The net unrealized appreciation was $21,068,692, which consisted of aggregate gross unrealized appreciation of $28,007,408 and aggregate gross unrealized depreciation of $6,938,716.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P Emerging Markets Low Volatility Portfolio (EELV)

January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Brazil - 9.5%
900	AES Tiete SA	$11,348
900	AES Tiete SA (Preference)	12,859
500	Banco Bradesco SA (Preference)	8,969
1,600	CCR SA	11,115
1,000	Centrais Eletricas Brasileiras SA	10,255
700	Centrais Eletricas Brasileiras SA (Preference), Class B	10,238
400	Cia de Bebidas das Americas	11,883
300	Cia de Bebidas das Americas (Preference)	10,969
400	Cia de Saneamento Basico do Estado de Sao Paulo(a)	13,332
400	Cia de Transmissao de Energia Electrica Paulista (Preference)	12,628
700	Cia Energetica de Minas Gerais	11,789
600	Cia Energetica de Minas Gerais (Preference)	12,124
500	Cia Energetica de Sao Paulo (Preference), Class B	9,369
600	Cia Paranaense de Energia	11,308
600	Cia Paranaense de Energia (Preference)	13,900
900	CPFL Energia SA	13,266
1,400	Ecorodovias Infraestrutura E Logistica SA	9,838
800	Petroleo Brasileiro SA (Preference)	11,229
700	Tractebel Energia SA	12,133
400	Vale SA	10,215
500	Vale SA (Preference), Class A	12,194
		240,961
	Chile - 5.9%
20,019	AES Gener SA	11,619
21,865	Aguas Andinas SA, Class A	13,006
667	Antarchile SA	10,676
80,937	Banco de Chile	12,197
930	Cia Cervecerias Unidas SA	11,827
2,292	Cia General de Electricidad SA	12,369
41,541	Colbun SA	10,913
694,020	Corpbanca	10,250
3,814	E.CL SA	11,018
2,285	Embotelladora Andina SA (Prefrence), Class B	10,610
7,864	Empresa Nacional de Electricidad SA	12,163
577	Empresa Nacional de Telecomunicaciones SA	10,575
32,772	Enersis SA	11,879
		149,102
	China - 0.4%
26,000	Guangshen Railway Co. Ltd., H-Shares	9,489

	Colombia - 6.1%
1,545	Banco Davivienda SA (Preference)	16,922
664	Banco de Bogota SA	17,983
707	BanColombia SA	10,942
738	BanColombia SA (Perference)	11,414
1,849	Cementos Argos SA	11,148
5,717	Ecopetrol SA	14,547
20,208	Empresa de Energia de Bogota SA	12,072
15,175	Grupo Aval Acciones y Valores	10,073
669	Grupo de Inversiones Suramericana SA	11,279
1,154	Grupo Nutresa SA	13,597
2,151	Interconexion Electrica SA Esp	13,350
1,292	Inversiones Argos SA	11,978
		155,305
	Czech Republic - 0.9%
264	CEZ AS	10,676
665	Telefonica Czech Republic AS	13,275
		23,951
	Hong Kong - 0.6%
1,500	China Mobile Ltd.	15,339

	India - 0.4%
224	Gail India Ltd. GDR	10,170

	Indonesia - 1.1%
62,000	PT Bank Permata Tbk(a)	9,517
5,000	PT Bayan Resources Tbk	9,900
12,500	PT Telekomunikasi Indonesia Tbk	9,525
		28,942
	Malaysia - 24.6%
9,000	Alliance Financial Group Bhd	11,686
7,200	AMMB Holdings Bhd	13,846
10,400	Axiata Group Bhd	15,966
2,800	Batu Kawan Bhd	17,673
12,000	Berjaya Sports Toto Bhd	17,278
6,500	Boustead Holdings Bhd	11,709
1,000	British American Tobacco Malaysia Bhd	16,239
6,300	Bursa Malaysia Bhd	14,476
6,300	CIMB Group Holdings Bhd	14,311
13,100	DiGi.Com Bhd	17,053
2,600	Fraser & Neave Holdings Bhd	15,248
9,900	Gamuda Bhd	12,041
2,900	Genting Bhd	10,601
8,100	Genting Malaysia Bhd	10,757
5,300	Genting Plantations Bhd	16,377
3,900	Guinness Anchor Bhd	15,898
3,700	Hong Leong Bank Bhd	13,817
3,200	Hong Leong Financial Group Bhd	12,497
6,700	IOI Corp. Bhd	11,894
14,100	KLCC Property Holdings Bhd	15,203
2,000	Kuala Lumpur Kepong Bhd	16,897
6,600	Malayan Banking Bhd	17,791
6,400	Malaysia Airports Holdings Bhd	11,992
15,400	Maxis Bhd	28,907
12,300	MMC Corp. Bhd	11,322
1,300	Nestle Malaysia Bhd	23,803
5,900	Parkson Holdings Bhd	10,958
5,700	Petronas Chemicals Group Bhd	12,498
2,500	Petronas Dagangan Bhd	14,793
3,000	Petronas Gas Bhd	15,464
3,100	PPB Group Bhd	17,263
6,400	Public Bank Bhd	28,487
4,700	RHB Capital Bhd	11,001
5,600	Shell Refining Co. Federation of Malaya Bhd	17,857

5,700	Sime Darby Bhd	$17,126
11,400	Telekom Malaysia Bhd	17,988
5,700	Tenaga Nasional Bhd	11,243
8,000	UMW Holdings Bhd	18,172
2,400	United Plantations Bhd	16,047
23,000	YTL Corp. Bhd	11,341
21,300	YTL Power International Bhd	12,954
		628,474
	Mexico - 4.5%
10,900	America Movil SAB de CV, Series L	12,727
2,200	Arca Continental SAB de CV	10,254
1,300	Coca-Cola Femsa SAB de CV, Series L	12,796
1,900	El Puerto de Liverpool SAB de CV	14,558
1,600	Fomento Economico Mexicano SAB de CV	11,309
4,900	Grupo Bimbo SAB de CV, Series A	10,930
1,800	Grupo Modelo SAB de CV, Series C	11,184
2,500	Grupo Televisa SA, Series CPO	9,907
2,700	Mexichem SAB de CV	9,345
3,800	Wal-Mart de Mexico SAB de CV, Series V	11,764
		114,774
	Morocco - 2.3%
223	Attijariwafa Bank (Preference)	9,500
499	Banque Centrale Populaire	11,572
393	Banque Marocaine du Commerce Exterieur	9,805
1,308	Douja Promotion Groupe Addoha SA	11,083
1,045	Maroc Telecom	17,211
		59,171
	Philippines - 2.2%
1,440	Ayala Corp.	11,793
8,320	Bank of the Philippine Islands	11,767
77,800	Energy Development Corp.	10,159
165	Philippine Long Distance Telephone Co.	10,527
32,400	SM Prime Holdings, Inc.	12,390
		56,636
	Poland - 2.2%
296	Lubelski Wegiel Bogdanka SA	11,353
577	Mondi Swiecie SA(a)	11,012
8,372	Polskie Gornictwo Naftowe i Gazownictwo SA	10,090
112	Powszechny Zaklad Ubezpieczen SA	11,593
6,729	Tauron Polska Energia SA	11,257
		55,305
	South Africa - 20.8%
618	ABSA Group Ltd.	11,747
2,294	African Bank Investments Ltd.	10,736
144	Anglo American Platinum Ltd.	10,229
221	AngloGold Ashanti Ltd.	10,173
1,266	ArcelorMittal South Africa Ltd.	11,069
1,006	Aspen Pharmacare Holdings Ltd.	12,861
2,706	Aveng Ltd.	12,064
490	Bidvest Group Ltd.	10,545
511	Capitec Bank Holdings Ltd.	11,941
3,055	Discovery Holdings Ltd.	17,823
4,151	FirstRand Ltd.	12,002
835	Foschini Group Ltd. (The)	11,631
6,649	Growthpoint Properties Ltd.	16,965
667	Imperial Holdings Ltd.	11,855
1,832	Investec Ltd.	11,252
1,488	Liberty Holdings Ltd.	16,252
6,416	Life Healthcare Group Holdings Ltd.	17,440
575	Massmart Holdings Ltd.	12,976
3,641	Mediclinic International Ltd.	16,596
6,043	MMI Holdings Ltd.	14,063
1,045	Mr Price Group Ltd.	11,557
541	MTN Group Ltd.	9,240
600	Nedbank Group Ltd.	12,045
8,017	Netcare Ltd.	13,949
2,388	Northam Platinum Ltd.	10,319
2,356	Pick n Pay Stores Ltd.	13,775
3,428	Pretoria Portland Cement Co. Ltd.	12,430
20,430	Redefine Properties Ltd.	19,987
770	Remgro Ltd.	12,558
7,280	RMI Holdings	14,002
3,096	Sanlam Ltd.	11,980
647	Santam Ltd.	12,182
3,089	Sappi Ltd.(a)	10,219
196	Sasol Ltd.	10,027
670	Shoprite Holdings Ltd.	11,170
906	Standard Bank Group Ltd.	12,448
3,326	Steinhoff International Holdings Ltd.(a)	10,661
3,533	Telkom SA Ltd.	13,363
420	Tiger Brands Ltd.	13,571
1,070	Truworths International Ltd.	10,730
1,031	Vodacom Group Ltd.	12,737
2,155	Woolworths Holdings Ltd.	11,605
		530,775
	South Korea - 3.1%
55	Amorepacific Corp.(Preference)(a)	13,660
221	CJ CheilJedang Corp.(a)	13,024
430	Korea Electric Power Corp.(a)	10,680
145	KT&G Corp.	10,146
196	S1 Corp.	9,945
146	Samsung Life Insurance Co. Ltd.	10,891
75	SK Telecom Co. Ltd.	9,514
		77,860
	Taiwan - 13.0%
4,000	Advantech Co. Ltd.	12,113
70,000	Cathay NO 1 REIT	32,815
16,000	China Steel Corp.	15,845
6,000	Chunghwa Telecom Co. Ltd.	19,508
17,000	CSBC Corp. Taiwan	13,531
9,000	CTCI Corp.	12,654
13,000	Eternal Chemical Co. Ltd.	10,633
6,000	Far EasTone Telecommunications Co. Ltd.	11,559
7,000	Feng Hsin Iron & Steel Co. Ltd.	11,711
12,000	Formosa Taffeta Co. Ltd.	11,518
5,000	Nan Ya Plastics Corp.	10,562
13,000	Pou Chen Corp.	11,402
14,000	Shihlin Electric & Engineering Corp.	15,236
14,000	Sincere Navigation Corp.	12,586
21,000	Taiwan Cooperative Financial Holding(a)	13,131
4,000	Taiwan Mobile Co. Ltd.	12,100
12,000	Taiwan Secom Co. Ltd.	22,996
5,000	Taiwan Semiconductor Manufacturing Co. Ltd.	13,266
22,000	Ton Yi Industrial Corp.	11,302
11,000	Tung Ho Steel Enterprise Corp.	10,410
8,000	U-Ming Marine Transport Corp.	12,302
7,000	Uni-President Enterprises Corp.	10,339
39,000	Yieh Phui Enterprise Co. Ltd.	13,128
25,000	Yuen Foong Yu Paper Manufacturing Co. Ltd.	10,689
		331,336

	Thailand - 2.3%
109,100	CIMB Thai Bank PCL(a)	$10,231
4,400	Electricity Generating PCL	13,018
9,200	Ratchaburi Electricity Generating Holding PCL	13,090
1,300	Siam City Cement PCL	10,803
53,000	Thai Beverage PCL	12,450
		59,592
	Total Investments (Cost $2,453,428)(b)-99.9%	2,547,182
	Other assets less liabilities-0.1%	3,492
	Net Assets-100.0%	$2,550,674

Investment Abbreviations:

GDR - Global Depositary Receipt

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was substantially the same as for book purposes. The net unrealized appreciation was $93,754, which consisted of aggregate gross unrealized appreciation of $101,805 and aggregate gross unrealized depreciation of $8,051.

The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.

Schedule of Investments

PowerShares S&P International Developed Low Volatility Portfolio (IDLV)

January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Australia - 8.6%
860	AGL Energy Ltd.	$13,335
1,500	Amcor Ltd.	11,223
429	ASX Ltd.	13,673
6,161	CFS Retail Property Trust REIT	11,229
1,074	Coca-Cola Amatil Ltd.	13,183
245	Commonwealth Bank of Australia	13,191
1,347	Crown Ltd.	11,581
321	CSL Ltd.	10,620
3,897	GPT Group REIT	12,797
3,381	Metcash Ltd.	14,516
4,184	Sydney Airport	11,872
5,319	Tatts Group Ltd.	14,358
4,035	Telstra Corp. Ltd.	14,280
2,263	Transurban Group	13,203
864	Washington H Soul Pattinson & Co. Ltd.	12,616
387	Wesfarmers Ltd.	12,462
589	Woolworths Ltd.	15,518
		219,657
	Austria - 0.9%
130	Mayr-Melnhof Karton AG	12,236
356	Oesterreichische Post AG	11,627
		23,863
	Belgium - 2.1%
188	Anheuser-Busch InBev NV	11,408
380	Belgacom SA	11,871
191	Delhaize Group SA	10,410
197	Mobistar SA	9,860
134	Sofina SA	10,213
		53,762
	Canada - 21.6%
400	Alimentation Couche Tard, Inc., Class B	12,145
200	ATCO Ltd., Class I	11,904
200	Bank of Montreal	11,625
200	Bank of Nova Scotia	10,277
400	BCE, Inc.	16,306
700	Bell Aliant, Inc.	19,600
400	Brookfield Asset Management, Inc., Class A	12,137
200	Canadian Imperial Bank of Commerce	15,207
200	Canadian National Railway Co.	15,083
200	Canadian Tire Corp. Ltd., Class A	12,816
200	Canadian Utilities Ltd., Class A	12,038
600	CI Financial Corp.	12,905
400	Emera, Inc.	12,935
200	Empire Co. Ltd., Class A	11,268
400	Enbridge, Inc.	15,049
400	Fortis, Inc.	13,318
200	George Weston Ltd.	12,985
600	Great-West Lifeco, Inc.	13,234
500	H&R REIT	11,617
300	IGM Financial, Inc.	13,402
200	Intact Financial Corp.	11,790
300	Keyera Corp.	14,048
300	Loblaw Cos. Ltd.	10,889
300	Metro, Inc., Class A	16,375
200	National Bank of Canada	15,001
500	Pembina Pipeline Corp.	13,372
500	Power Corp. of Canada	12,155
500	Power Financial Corp.	13,332
500	RioCan REIT	12,953
400	Rogers Communications, Inc., Class B	15,376
200	Royal Bank of Canada	10,444
600	Shaw Communications, Inc., Class B	11,906
300	Shoppers Drug Mart Corp.	12,415
300	Telus Corp.	16,908
300	Telus Corp. NVTG	16,079
500	Thomson Reuters Corp.	13,731
300	Tim Hortons, Inc.	14,616
300	TMX Group, Inc.	12,825
200	Toronto-Dominion Bank (The)	15,464
700	TransAlta Corp.	14,212
300	TransCanada Corp.	12,340
		552,082
	Denmark - 0.8%
71	Coloplast A/S, Class B	10,489
1,379	TDC A/S	10,757
		21,246
	Finland - 0.9%
551	Elisa Oyj	11,598
528	Orion Oyj, Class B	10,257
		21,855
	France - 2.4%
179	DANONE SA	11,056
188	Essilor International SA	13,782
299	Eutelsat Communications SA	11,106
104	L’Oreal SA	11,070
189	Sodexo	14,038
		61,052
	Germany - 1.4%
216	Beiersdorf AG	12,979
166	Fresenius Medical Care AG & Co. KGaA	11,854
110	Fresenius SE & Co. KGaA	11,165
		35,998
	Hong Kong - 5.0%
9,000	Chinese Estates Holdings Ltd.	14,600
2,000	CLP Holdings Ltd.	16,378
900	Hang Seng Bank Ltd.	11,618
6,000	Hong Kong & China Gas Co. Ltd.	14,237
800	Hong Kong Aircraft Engineering Co. Ltd.	11,121
23,500	Hopewell Highway Infrastructure Ltd.	12,880
4,500	Hopewell Holdings Ltd.	11,751
3,500	Link (The) REIT	12,751
3,500	MTR Corp. Ltd.	11,667
1,500	Power Assets Holdings Ltd.	10,823
		127,826
	Ireland - 0.4%
275	Kerry Group PLC, Class A	10,110

	Japan - 16.7%
800	Aeon Co. Ltd.	$10,544
300	Astellas Pharma, Inc.	12,315
200	Benesse Holdings, Inc.	9,311
1,000	Chugoku Bank Ltd. (The)	13,639
600	Daiichi Sankyo Co. Ltd.	11,418
400	Eisai Co. Ltd.	16,551
3,000	Hankyu Hanshin Holdings, Inc.	13,456
2,000	Hiroshima Bank Ltd. (The)	9,390
2	Japan Real Estate Investment Corp., REIT	17,495
13	Jupiter Telecommunications Co. Ltd.	12,940
400	Kao Corp.	10,523
3,000	Keihan Electric Railway Co. Ltd.	14,911
2,000	Keio Corp.	14,741
3,000	Kintetsu Corp.	12,079
200	Lawson, Inc.	12,144
600	McDonald’s Holdings Co. Japan Ltd.	16,281
300	Miraca Holdings, Inc.	11,225
5,000	Nagoya Railroad Co. Ltd.	14,361
4,000	Nankai Electric Railway Co. Ltd.	18,361
1	Nippon Building Fund, Inc., REIT	8,970
200	Nippon Telegraph & Telephone Corp.	9,993
500	Nissin Foods Holdings Co. Ltd.	19,043
1,000	Odakyu Electric Railway Co. Ltd.	9,928
200	Ono Pharmaceutical Co. Ltd.	11,279
3,000	Osaka Gas Co. Ltd.	12,039
500	Otsuka Holdings Co. Ltd.	14,151
200	Secom Co. Ltd.	9,351
600	Shiseido Co. Ltd.	11,009
400	Takeda Pharmaceutical Co. Ltd.	17,364
2,000	Tokyo Gas Co. Ltd.	9,233
1,000	TonenGeneral Sekiyu K.K.	9,534
200	Unicharm Corp.	10,505
130	USS Co. Ltd.	12,412
700	Yamato Holdings Co. Ltd.	11,576
		428,072
	Luxembourg - 0.5%
498	SES SA FDR	11,767

	Netherlands - 2.8%
299	Heineken Holding NV	12,088
247	Heineken NV	11,420
921	Koninklijke (Royal) KPN NV	10,103
1,008	Koninklijke Ahold NV	13,367
919	Reed Elsevier NV	10,943
418	Unilever NV CVA	13,926
		71,847
	New Zealand - 9.3%
14,599	Air New Zealand Ltd.	10,979
7,985	Auckland International Airport Ltd.	16,200
3,307	Contact Energy Ltd.(a)	13,063
2,210	Fletcher Building Ltd.	11,908
23,011	Goodman Property Trust REIT	19,397
10,345	Infratil Ltd.	16,029
20,433	Kiwi Income Property Trust REIT	17,646
1,721	Mainfreight Ltd.	13,867
2,167	Port of Tauranga Ltd.	18,696
7,146	Ryman Healthcare Ltd.	16,712
4,784	Sky City Entertainment Group Ltd.	13,956
3,684	Sky Network Television Ltd.	15,892
4,249	TrustPower Ltd.	24,931
6,042	Vector Ltd.	13,431
5,991	Warehouse Group Ltd. (The)	15,051
		237,758
	Norway - 0.4%
79	Olav Thon Eindom A/S	10,788

	Singapore - 11.3%
9,000	Ascendas REIT	13,365
9,000	CapitaMall Trust REIT	12,255
11,000	ComfortDelGro Corp. Ltd.	13,007
1,000	DBS Group Holdings Ltd.	10,790
2,000	Great Eastern Holdings Ltd.	21,579
2,000	Oversea-Chinese Banking Corp. Ltd.	13,696
5,000	SIA Engineering Co.	13,815
1,000	Singapore Airlines Ltd.	8,839
2,000	Singapore Exchange Ltd.	10,352
3,000	Singapore Land Ltd.	13,999
20,000	Singapore Post Ltd.	15,527
7,000	Singapore Press Holdings Ltd.	20,679
6,000	Singapore Technologies Engineering Ltd.	14,094
5,000	Singapore Telecommunications Ltd.	12,342
13,000	SMRT Corp. Ltd.	18,012
6,000	StarHub Ltd.	13,521
12,000	Suntec REIT	10,750
7,000	United Industrial Corp. Ltd.	15,384
1,000	United Overseas Bank Ltd.	13,807
2,000	Venture Corp. Ltd.	11,498
9,000	Wheelock Properties Singapore Ltd.	11,466
		288,777
	Sweden - 0.4%
323	Swedish Match AB	11,237

	Switzerland - 3.1%
259	Nestle SA	14,857
204	Novartis AG	11,047
63	Roche Holding AG	11,043
68	Roche Holding AG - Genusschein	11,521
40	Swisscom AG	15,803
89	Synthes, Inc.	15,175
		79,446
	United Kingdom - 11.3%
669	Associated British Foods PLC	12,172
234	AstraZeneca PLC	11,279
258	British American Tobacco PLC	11,876
892	British Sky Broadcasting Group PLC	9,712
1,052	Capita PLC	10,210
2,409	Centrica PLC	11,154
1,275	Compass Group PLC	11,851
541	Diageo PLC	11,969
575	GlaxoSmithKline PLC	12,794
314	Imperial Tobacco Group PLC	11,248
2,011	International Power PLC	10,644
2,326	J Sainsbury PLC	10,586
1,320	National Grid PLC	13,165
580	Pearson PLC	10,736
208	Reckitt Benckiser Group PLC	11,081
1,377	Reed Elsevier PLC	11,408
288	Royal Dutch Shell PLC, Class A	10,183
620	Scottish & Southern Energy PLC	11,966
548	Severn Trent PLC	13,188
318	Shire PLC	10,568
1,974	Tesco PLC	9,956
415	Unilever PLC	13,399

1,361	United Utilities Group PLC	$12,929
4,032	Vodafone Group PLC	10,867
2,858	William Morrison Supermarkets PLC	12,899
		287,840
	Total Common Stocks and Other Equity Interests (Cost $2,490,147)	2,554,983

	Money Market Fund - 0.0%
25	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $25)	25

	Total Investments (Cost $2,490,172)(b)-99.9%	2,555,008
	Other assets less liabilities-0.1%	1,732
	Net Assets-100.0%	$2,556,740

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

At January 31, 2012, the aggregate cost of investments for Federal income tax purposes was substantially the same as for book purposes. The net unrealized appreciation was $64,836, which consisted of aggregate gross unrealized appreciation of $72,850 and aggregate gross unrealized depreciation of $8,014.

The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.

Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions.  GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1—Prices are determined using quoted prices in an active market for identical assets.

Level 2—Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3—Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Funds listed below, as of January, 31, 2012, the securities in each Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The securities in the each of the following Fund’s were valued based on Level 2 inputs:

PowerShares Fundamental Investment Grade Corporate Bond Portfolio

PowerShares Insured California Municipal Bond Portfolio

PowerShares Insured National Municipal Bond Portfolio

PowerShares Insured New York Municipal Bond Portfolio

PowerShares International Corporate Bond Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

With respect to each Fund, except for PowerShares Global Coal Portfolio, PowerShares Global Steel Portfolio and the Funds noted below, during the three-month period ended January 31, 2012, there were no significant transfers between investment levels.

	Investment in Securities
	Level 1		Level 2		Level 3	Total
PowerShares DWA Emerging Markets Technical Leaders Portfolio
Equity Securities	$160,244,183	(a)	$18,904	(a)	$—	$160,263,087
Money Market Fund	110,013		—		—	110,013
Total Investments	160,354,196		18,904		—	160,373,100

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio
Equity Securities	58,946,511	(a)	—	(a)	12,058	58,958,569
Money Market Fund	25,620		—		—	25,620
Total Investments	58,972,131		—		12,058	58,984,189

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio
Equity Securities	246,368,770		—		5,958	246,374,728

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio
Equity Securities	59,902,880		35,106		0	59,937,986

PowerShares FTSE RAFI Emerging Markets Portfolio
Equity Securities	362,064,183	(a)	3,638,600	(a)	—	365,702,783
Money Market Fund	11,585,825		—		—	11,585,825
Total Investments	373,650,008		3,638,600		—	377,288,608

PowerShares Global Agriculture Portfolio
Equity Securities	113,690,195		—		88,159	113,778,354

PowerShares MENA Frontier Countries Portfolio
Equity Securities	17,976,138	(a)	—		654,594	18,630,732

PowerShares 1-30 Laddered Treasury Portfolio
U.S. Treasury Securities	—		159,874,251		—	159,874,251
Money Market Fund	4,770		—		—	4,770
Total Investments	4,770		159,874,251		—	159,879,021

PowerShares Build America Bond Portfolio
Municipal Obligations	—		819,003,394		—	819,003,394
Money Market Fund	8,663,809		—		—	8,663,809
Total Investments	8,663,809		819,003,394		—	827,667,203

PowerShares Chinese Yuan Dim Sum Bond Portfolio
Municipal Obligations	—		6,997,841		—	6,997,841
Money Market Fund	94,205		—		—	94,205
Total Investments	94,205		6,997,841		—	7,092,046

PowerShares Convertible Portfolio
Convertible Preferred Stocks	1,744,801		—		—	1,744,801
Convertible Bonds	—		7,487,737		—	7,487,737
Total Investments	1,744,801		7,487,737		—	9,232,538

PowerShares Emerging Markets Sovereign Debt Portfolio
Municipal Obligations	—		1,358,067,043		—	1,358,067,043
Money Market Fund	5,068,020		—		—	5,068,020
Total Investments	5,068,020		1,358,067,043		—	1,363,135,063

PowerShares Fundamental High® Yield Corporate Bond Portfolio
Corporate Debt Securities	—		704,261,571		—	704,261,571
Money Market Fund	606,937		—		—	606,937
Total Investments	606,937		704,261,571		—	704,868,508

PowerShares Preferred Portfolio
Equity Securities	1,439,973,098		24,125,125		—	1,464,098,223

PowerShares Senior Loan Portfolio
Senior Floating Rate	—		208,122,831		—	208,122,831

Corporate Debt Securities	—	11,692,313	—	11,692,313
Closed-End Funds	5,310,138	—	—	5,310,138
Money Market Fund	13,926,696	—	—	13,926,696
Total Investments	19,236,834	219,815,144	—	239,051,978

PowerShares S&P Emerging Markets Low Volatility Portfolio
Equity Securities	2,491,166	56,016	—	2,547,182

(a) Transfers occurred between Level 1 and Level 2 for the PowerShares Global Coal Portfolio, PowerShares Global Steel Portfolio and the Funds noted above, due to foreign fair value adjustments.

Item 2.              Controls and Procedures.

(a)               The Registrant’s President and Treasurer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 as amended (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)              There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.              Exhibits.

A separate certification for the President and Treasurer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PowerShares Exchange-Traded Fund Trust II

By:	/s/ Andrew Schlossberg
Andrew Schlossberg
President

Date:	March 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Schlossberg
Andrew Schlossberg
President

Date:	March 28, 2012

By:	/s/ Steven Hill
Steven Hill
Treasurer

Date:	March 28, 2012